GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.5%

	Australia — 0.4%

320,055	Clean TeQ Water Ltd. * (a)	35,077

451,213	IGO Ltd.	1,129,608

1,399,037	Sunrise Energy Metals Ltd. *	400,630

	Total Australia	1,565,315

	Brazil — 1.3%

685,300	Suzano SA	5,948,972

	Canada — 4.3%

476,293	Anaergia, Inc. *	454,654

151,438	First Quantum Minerals Ltd. *	2,243,403

1,925,700	Greenlane Renewables, Inc. *	133,305

841,129	Ivanhoe Mines Ltd. – Class A* (a)	6,515,249

1,008,392	Largo, Inc. *	1,307,930

166,688	Li-Cycle Holdings Corp. * (a)	15,835

1,072,000	NexGen Energy Ltd. * (a)	6,608,460

147,700	Northland Power, Inc. (a)	2,202,020

	Total Canada	19,480,856

	China — 0.7%

980,100	CECEP Solar Energy Co. Ltd. – Class A	590,148

1,278,000	CMOC Group Ltd. – Class H	1,018,711

420,476	Yutong Bus Co. Ltd. – Class A	1,440,890

	Total China	3,049,749

	Denmark — 4.9%

14,100	NKT AS *	1,208,355

64,070	Rockwool AS – B Shares	3,040,266

1,122,906	Vestas Wind Systems AS	17,759,044

	Total Denmark	22,007,665

	Finland — 2.6%

127,454	Kemira OYJ	2,802,535

856,271	Neste OYJ	9,185,549

	Total Finland	11,988,084

	France — 10.6%

145,113	Nexans SA	16,691,891

8,913	Schneider Electric SE	2,248,853

108,621	STMicroelectronics NV (a)	2,730,733

1,315,082	Valeo SE (a)	13,850,616

295,684	Veolia Environnement SA	10,176,438

114,522	Waga Energy SA * (a)	2,267,417

	Total France	47,965,948

	Germany — 4.1%

151,884	E.ON SE	2,661,933

250,248	Infineon Technologies AG	9,729,573

63,326	Knorr-Bremse AG	6,407,668

	Total Germany	18,799,174

Shares	Description	Value ($)

	Ireland — 0.6%

28,938	Kingspan Group PLC	2,485,474

	Italy — 1.7%

298,472	Enel SpA	2,743,555

30,931	ERG SpA (a)	654,111

63,603	Prysmian SpA	4,090,439

	Total Italy	7,488,105

	Japan — 3.4%

26,000	Daikin Industries Ltd.	2,958,296

162,900	GS Yuasa Corp.	2,967,830

179,100	Kansai Electric Power Co., Inc.	2,032,093

361,600	Renesas Electronics Corp.	4,391,782

123,100	Yokogawa Electric Corp.	3,017,915

	Total Japan	15,367,916

	Mexico — 0.8%

375,369	Grupo Mexico SAB de CV – Series B	2,074,245

2,383,026	Orbia Advance Corp. SAB de CV (a)	1,613,174

	Total Mexico	3,687,419

	Netherlands — 0.3%

27,736	Arcadis NV	1,432,401

	Norway — 2.6%

512,478	Austevoll Seafood ASA	4,652,436

72,400	Bakkafrost P/F	3,370,621

209,256	Mowi ASA	3,907,341

	Total Norway	11,930,398

	Russia — 0.0%

7,221,500	GMK Norilskiy Nickel PAO * (b) (c)	—

120,856	PhosAgro PJSC (b) (c)	—

2,335	PhosAgro PJSC GDR * (b) (c)	—

	Total Russia	—

	South Korea — 5.8%

32,998	CS Wind Corp.	1,178,433

127,147	LG Chem Ltd.	18,142,633

58,043	Samsung SDI Co. Ltd.	7,096,749

	Total South Korea	26,417,815

	Spain — 2.7%

17,846	Acciona SA (a)	2,875,527

117,892	Endesa SA	3,602,650

182,558	Iberdrola SA	3,346,243

124,691	Redeia Corp. SA	2,579,557

	Total Spain	12,403,977

	Switzerland — 0.3%

21,208	Landis & Gyr Group AG	1,340,885

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Ukraine — 0.2%

219,994	Kernel Holding SA *	1,080,406

	United Kingdom — 1.0%

460,000	Lifezone Metals Ltd. *	1,835,400

200,177	National Grid PLC (a)	2,834,654

	Total United Kingdom	4,670,054

	United States — 48.2%

70,300	Advanced Drainage Systems, Inc.	7,730,188

342,762	Aemetis, Inc. * (a)	586,123

61,332	AGCO Corp.	6,009,309

15,300	Air Products & Chemicals, Inc.	4,267,323

119,300	Albemarle Corp.	6,652,168

1,004,370	Ameresco, Inc. – Class A *	13,840,219

2,167,700	Array Technologies, Inc. *	14,306,820

78,400	Axcelis Technologies, Inc. *	4,417,056

273,791	BorgWarner, Inc.	9,059,744

86,300	Carrier Global Corp.	6,144,560

3,706,489	Clean Energy Fuels Corp. *	6,634,615

22,500	Consolidated Edison, Inc.	2,351,025

76,939	Corteva, Inc.	5,447,281

587,010	Darling Ingredients, Inc. *	18,291,232

32,367	Edison International	1,801,224

28,903	EnerSys	2,417,158

111,022	Enphase Energy, Inc. *	4,595,201

59,739	Exelon Corp.	2,617,763

62,195	First Solar, Inc. *	9,831,786

73,556	Freeport-McMoRan, Inc.	2,830,435

980,795	Gevo, Inc. * (a)	1,245,610

2,739,148	GrafTech International Ltd. * (a)	2,728,739

973,521	Green Plains, Inc. *	4,049,847

19,900	Hubbell, Inc.	7,752,642

194,500	NEXTracker, Inc. – Class A *	11,026,205

105,348	ON Semiconductor Corp. *	4,426,723

74,600	Ormat Technologies, Inc.	5,545,018

13,609	Owens Corning	1,822,925

22,472	Pentair PLC	2,228,773

989,676	SolarEdge Technologies, Inc. *	17,675,613

Shares	Description	Value ($)

	United States — continued

2,505,819	Sunrun, Inc. *	18,768,584

20,295	TE Connectivity PLC	3,248,621

8,700	Trane Technologies PLC	3,743,349

8,100	Valmont Industries, Inc.	2,576,124

19,000	Veralto Corp.	1,919,570

	Total United States	218,589,573

	TOTAL COMMON STOCKS (COST $637,413,874)	437,700,186

	PREFERRED STOCKS (d) — 1.8%

	Chile — 1.8%

270,304	Sociedad Quimica y Minera de Chile SA Sponsored ADR * (a)	8,225,351

	TOTAL PREFERRED STOCKS (COST $10,620,086)	8,225,351

	INVESTMENT FUNDS — 1.6%

	United States — 1.6%

1,484,638	GMO U.S. Treasury Fund, Class VI (e)	7,438,039

	TOTAL INVESTMENT FUNDS (COST $7,438,039)	7,438,039

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

220,062	State Street Institutional Treasury Money Market Fund – Premier Class, 4.22% (f)	220,062

	TOTAL SHORT-TERM INVESTMENTS (COST $220,062)	220,062

	TOTAL INVESTMENTS — 100.0% (Cost $655,692,061)	453,583,638

	Other Assets and Liabilities (net) — 0.0%	97,800

	TOTAL NET ASSETS — 100.0%	$453,681,438

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2025

GMK Norilskiy Nickel PAO	04/11/18	$21,636,323	0.0%	$—

PhosAgro PJSC	08/09/19	5,614,147	0.0%	—

PhosAgro PJSC GDR	08/09/19	36,037	0.0%	—

				$—

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2025 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	The security is restricted as to resale.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	Affiliated company.

(f)	The rate disclosed is the 7 day net yield as of May 31, 2025.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.4%

	Brazil — 4.4%

137,500	Ambev SA ADR	335,500

131,587	Cia de Saneamento de Minas Gerais Copasa MG	549,401

48,262	Cia De Sanena Do Parana	276,518

32,231	CPFL Energia SA	228,172

36,600	Cyrela Brazil Realty SA Empreendimentos e Participacoes	159,787

128,400	JBS SA	900,674

6,000	Porto Seguro SA	54,624

210,700	Vibra Energia SA	743,409

	Total Brazil	3,248,085

	Czech Republic — 0.3%

235	Philip Morris CR AS *	197,848

	Egypt — 0.5%

6,271	Abou Kir Fertilizers & Chemical Industries	6,090

62,962	Commercial International Bank – Egypt (CIB)	104,831

293,698	Eastern Co. SAE	196,841

35,621	ElSewedy Electric Co.	58,521

	Total Egypt	366,283

	Hungary — 4.8%

39,757	Magyar Telekom Telecommunications PLC	197,616

50,953	MOL Hungarian Oil & Gas PLC *	440,596

6,280	Opus Global Nyrt	10,026

31,143	OTP Bank Nyrt	2,362,393

18,183	Richter Gedeon Nyrt	529,073

	Total Hungary	3,539,704

	India — 19.1%

447	63 Moons Technologies Ltd.	4,488

9,355	Ashapura Minechem Ltd. *	46,266

27,867	Ashoka Buildcon Ltd. *	71,641

26,515	Aurobindo Pharma Ltd. *	356,735

7,141	Avanti Feeds Ltd.	70,261

2,297	Bajaj Finance Ltd.	245,748

112,576	Bharat Petroleum Corp. Ltd.	418,430

78,754	Brightcom Group Ltd. * (a)	9,461

50,996	Chambal Fertilisers & Chemicals Ltd.	327,626

57,572	Cipla Ltd.	986,273

74,265	Dr. Reddy’s Laboratories Ltd.	1,087,556

39,216	Federal Bank Ltd.	92,800

28,958	Firstsource Solutions Ltd.	125,561

103,214	GAIL India Ltd.	229,388

12,255	GHCL Ltd.	88,097

22,982	Glenmark Pharmaceuticals Ltd.	392,604

32,800	Godawari Power & Ispat Ltd.	73,755

31,797	Goldiam International Ltd.	140,693

8,852	Great Eastern Shipping Co. Ltd.	96,362

73,843	Gujarat State Fertilizers & Chemicals Ltd.	172,453

4,027	Gujarat State Petronet Ltd.	15,448

6,400	HDFC Bank Ltd. ADR	482,496

Shares	Description	Value ($)

	India — continued

29,738	HDFC Bank Ltd. *	677,436

2,204	Hero MotoCorp Ltd.	111,077

52,441	Hindalco Industries Ltd.	389,199

18,190	ICICI Bank Ltd.	308,594

113,805	Indian Oil Corp. Ltd.	189,084

8,006	Indus Towers Ltd. *	35,800

6,616	IndusInd Bank Ltd.	63,361

34,691	ITC Ltd.	170,012

1,028	JB Chemicals & Pharmaceuticals Ltd.	20,223

85,201	JM Financial Ltd.	127,264

1,075	Kaveri Seed Co. Ltd.	18,072

1,754	KNR Constructions Ltd.	4,330

1,459	KRBL Ltd.	6,011

5,082	LT Foods Ltd.	26,101

12,293	Lupin Ltd.	281,499

1,218	Mahanagar Gas Ltd.	18,880

396,157	Manappuram Finance Ltd.	1,101,254

7,024	Marksans Pharma Ltd.	21,402

10,022	Muthoot Finance Ltd.	258,693

29,260	Natco Pharma Ltd.	301,867

12,929	National Aluminium Co. Ltd.	27,345

366,036	NMDC Ltd.	305,008

424,482	Oil & Natural Gas Corp. Ltd.	1,188,137

120,354	Petronet LNG Ltd.	432,966

1,862	Pokarna Ltd.	23,320

61,007	Power Grid Corp. of India Ltd.	206,843

1,260	PTC India Ltd.	2,594

13,729	Rajesh Exports Ltd. *	32,283

14,687	Redington Ltd.	44,503

184,680	Sammaan Capital Ltd.	267,575

2,643	Sharda Cropchem Ltd.	22,906

62,924	Shriram Finance Ltd.	470,874

18,094	Siyaram Silk Mills Ltd.	152,422

1,069	Strides Pharma Science Ltd.	10,201

22,595	Sun Pharmaceutical Industries Ltd.	442,868

14,543	Sun TV Network Ltd.	106,956

1,584	UTI Asset Management Co. Ltd.	22,034

1,169	Vadilal Industries Ltd.	73,414

1,873	West Coast Paper Mills Ltd.	10,543

74,921	Wipro Ltd.	218,833

21,582	Zydus Lifesciences Ltd.	234,035

	Total India	13,959,961

	Indonesia — 7.5%

1,203,100	AKR Corporindo Tbk. PT	93,928

4,709,100	Aneka Tambang Tbk. PT *	898,136

4,410,100	Astra International Tbk. PT	1,311,372

193,400	Bank BTPN Syariah Tbk. PT	15,358

253,100	Bank Mandiri Persero Tbk. PT	82,232

2,204,800	Bank Negara Indonesia Persero Tbk. PT	608,090

68,400	Bank Rakyat Indonesia Persero Tbk. PT	18,610

2,057,400	Dharma Satya Nusantara Tbk. PT	99,195

30,100	Indah Kiat Pulp & Paper Tbk. PT	11,842

146,000	Indofood CBP Sukses Makmur Tbk. PT	97,565

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Indonesia — continued

1,736,000	Indofood Sukses Makmur Tbk. PT	837,987

1,457,500	Japfa Comfeed Indonesia Tbk. PT	143,627

530,800	Kalbe Farma Tbk. PT *	49,309

226,400	Medco Energi Internasional Tbk. PT	17,008

6,529,100	Panin Financial Tbk. PT *	117,784

3,057,400	Perusahaan Gas Negara Tbk. PT	340,803

1,038,700	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	77,662

976,700	Saratoga Investama Sedaya Tbk. PT *	104,912

5,886,500	Surya Citra Media Tbk. PT	58,398

1,800	Telkom Indonesia Persero Tbk. PT ADR *	30,870

1,824,100	Telkom Indonesia Persero Tbk. PT *	315,335

2,186,400	Triputra Agro Persada PT	121,498

113,200	Unilever Indonesia Tbk. PT	11,995

	Total Indonesia	5,463,516

	Kuwait — 0.1%

25,993	Agility Public Warehousing Co. KSC	21,143

23,319	Noor Financial Investment Co. KSC	24,818

	Total Kuwait	45,961

	Mexico — 3.8%

30,860	Arca Continental SAB de CV	339,689

7,283	Bolsa Mexicana de Valores SAB de CV	15,924

4,300	Cemex SAB de CV Sponsored ADR	29,455

78,400	Cemex SAB de CV	53,760

4,501	Coca-Cola Femsa SAB de CV Sponsored ADR	427,595

539,400	Credito Real SAB de CV SOFOM ER * (b)	—

25,700	El Puerto de Liverpool SAB de CV – Class C1	124,816

137,900	Genomma Lab Internacional SAB de CV – Class B	159,400

219,435	Gentera SAB de CV	430,589

582	Gruma SAB de CV – Class B	10,951

131,136	Grupo Financiero Banorte SAB de CV – Class O	1,163,024

	Total Mexico	2,755,203

	Poland — 0.1%

5,123	Powszechny Zaklad Ubezpieczen SA	83,696

	Qatar — 0.3%

54,883	Qatar National Bank QPSC	255,255

	Russia — 0.0%

4,036,000	Alrosa PJSC (b) (c)	—

131,280	Evraz PLC * (b)	—

236,860,000	Federal Grid Co-Rosseti PJSC * (b) (c)	—

102,255	Gazprom Neft PJSC (b) (c)	—

897,812	Gazprom PJSC (b) (c)	—

783,200	GMK Norilskiy Nickel PAO * (b) (c)	—

6,151,400	Inter RAO UES PJSC (b) (c)	—

122,088	LUKOIL PJSC * (b) (c)	—

4,327,340	Magnitogorsk Iron & Steel Works PJSC (b) (c)	—

Shares	Description	Value ($)

	Russia — continued

88,090	Moscow Exchange MICEX-RTS PJSC (b) (c)	—

93,370	Novatek PJSC (b) (c)	—

1,403,510	Novolipetsk Steel PJSC * (b) (c)	—

4,917	PhosAgro PJSC (b) (c)	—

95	PhosAgro PJSC GDR * (b) (c)	—

119,020	Polyus PJSC * (b) (c)	—

1	Polyus PJSC GDR * (b) (c)	—

50,074,400	RusHydro PJSC * (b) (c)	—

3,446,432	Sberbank of Russia PJSC (b) (c)	—

140,607	Severstal PAO GDR (Registered) * (b) (c)	—

2,387,800	Surgutneftegas PAO (b) (c)	—

657,084	Tatneft PJSC (b) (c)	—

	Total Russia	—

	Saudi Arabia — 1.3%

34,831	Arab National Bank	200,922

23,824	Riyad Bank	184,314

19,457	Saudi Awwal Bank	174,959

29,138	Saudi National Bank	269,270

10,444	Saudi Telecom Co.	116,537

	Total Saudi Arabia	946,002

	South Africa — 0.8%

2,107	Nedbank Group Ltd.	29,933

56,222	Ninety One Ltd.	119,537

291,697	Old Mutual Ltd.	189,327

10,910	Omnia Holdings Ltd.	43,278

10,363	Tiger Brands Ltd.	199,208

	Total South Africa	581,283

	South Korea — 14.0%

1,243	Cheil Worldwide, Inc.	16,528

3,868	Coway Co. Ltd.	248,732

10,777	Daou Data Corp.	132,809

3,865	Doosan Bobcat, Inc.	131,371

9,570	Hana Financial Group, Inc.	503,324

5,978	Hankook Tire & Technology Co. Ltd.	166,721

7,288	Hyundai Glovis Co. Ltd.	598,069

273	Hyundai Marine & Fire Insurance Co. Ltd. *	4,816

10,737	Hyundai Mobis Co. Ltd.	1,968,266

2,666	KB Financial Group, Inc.	200,600

27,347	Kia Corp.	1,768,609

18,218	KT&G Corp.	1,583,879

1,789	Kyung Dong Navien Co. Ltd.	97,378

34,835	Samsung Electronics Co. Ltd.	1,413,524

2,668	Shinhan Financial Group Co. Ltd.	111,595

92,163	Woori Financial Group, Inc.	1,286,025

1,364	Youngone Corp.	59,931

	Total South Korea	10,292,177

	Taiwan — 27.9%

57,000	Asustek Computer, Inc.	1,171,910

126,000	Cathay Financial Holding Co. Ltd.	249,253

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

28,000	Compal Electronics, Inc.	26,537

26,000	CTBC Financial Holding Co. Ltd.	35,098

61,000	Eva Airways Corp.	82,413

280,600	Evergreen Marine Corp. Taiwan Ltd.	2,266,982

37,000	Formosa Advanced Technologies Co. Ltd.	32,303

86,000	Fubon Financial Holding Co. Ltd.	226,703

2,000	Fusheng Precision Co. Ltd.	23,197

275,000	Hon Hai Precision Industry Co. Ltd.	1,400,475

35,000	Kung Long Batteries Industrial Co. Ltd.	167,630

38,000	MediaTek, Inc.	1,560,226

77,528	Nantex Industry Co. Ltd.	63,405

940,000	Pou Chen Corp.	969,749

126,000	Radiant Opto-Electronics Corp.	615,017

16,000	Realtek Semiconductor Corp.	285,302

33,000	Simplo Technology Co. Ltd.	409,697

13,000	Sinon Corp.	18,602

23,000	T3EX Global Holdings Corp.	60,812

23,000	TaiDoc Technology Corp.	106,297

2,300	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	444,636

266,000	Taiwan Semiconductor Manufacturing Co. Ltd.	8,483,811

24,000	Wan Hai Lines Ltd.	85,845

586,000	Yang Ming Marine Transport Corp.	1,541,668

45,000	YungShin Global Holding Corp.	91,860

14,000	Zhen Ding Technology Holding Ltd.	47,513

	Total Taiwan	20,466,941

	Thailand — 6.7%

54,100	Bangkok Bank PCL NVDR	233,022

356,300	Kasikornbank PCL NVDR	1,671,186

1,762,100	Krung Thai Bank PCL NVDR	1,190,102

185,700	PTT Exploration & Production PCL NVDR	553,337

397,400	PTT PCL NVDR	359,758

9,300	Regional Container Lines PCL NVDR	7,425

236,100	SCB X PCL NVDR	852,091

103,200	Sri Trang Gloves Thailand PCL NVDR	20,376

	Total Thailand	4,887,297

	United Arab Emirates — 3.5%

95,491	Abu Dhabi Commercial Bank PJSC	313,876

5,644	Abu Dhabi Islamic Bank PJSC	29,462

101,217	Dubai Islamic Bank PJSC	227,313

62,266	Emaar Development PJSC	227,067

274,305	Emaar Properties PJSC	982,273

96,795	Emirates NBD Bank PJSC	590,113

26,070	First Abu Dhabi Bank PJSC	114,248

10,679	Orascom Construction PLC	55,312

	Total United Arab Emirates	2,539,664

	Vietnam — 0.3%

6,200	Binh Minh Plastics JSC	32,566

10,700	PetroVietNam Ca Mau Fertilizer JSC	13,589

33,700	Quang Ngai Sugar JSC	61,590

Shares	Description	Value ($)

	Vietnam — continued

68,800	Vietnam Dairy Products JSC	145,066

	Total Vietnam	252,811

	TOTAL COMMON STOCKS (COST $133,848,319)	69,881,687

	PREFERRED STOCKS (d) — 3.6%

	Brazil — 3.5%

28,957	Bradespar SA	78,980

11,495	Cia de Ferro Ligas da Bahia FERBASA	14,109

889,266	Cia Energetica de Minas Gerais	1,685,400

113,300	Gerdau SA	302,094

39,410	Itau Unibanco Holding SA	257,910

86,900	Itausa SA	168,194

19,800	Marcopolo SA	25,098

	Total Brazil	2,531,785

	Colombia — 0.1%

1,443	Grupo Cibest SA ADR	59,783

	Russia — 0.0%

3,948,700	Surgutneftegas PAO (b) (c)	—

31,500	Transneft PJSC (b) (c)	—

	Total Russia	—

	TOTAL PREFERRED STOCKS (COST $5,512,090)	2,591,568

	INVESTMENT FUNDS — 0.8%

	United States — 0.8%

109,714	GMO U.S. Treasury Fund, Class VI (e)	549,669

	TOTAL INVESTMENT FUNDS (COST $549,669)	549,669

	SHORT-TERM INVESTMENTS — 1.7%

	Money Market Funds — 1.7%

1,261,970	State Street Institutional Treasury Money Market Fund – Premier Class, 4.22% (f)	1,261,970

	TOTAL SHORT-TERM INVESTMENTS (COST $1,261,970)	1,261,970

	TOTAL INVESTMENTS — 101.5% (Cost $141,172,048)	74,284,894

	Other Assets and Liabilities (net) — (1.5)%	(1,063,853)

	TOTAL NET ASSETS — 100.0%	$73,221,041

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2025 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2025

Alrosa PJSC	10/18/2021	$7,054,956	0.0%	$—

Federal Grid Co-Rosseti PJSC	10/18/2021	599,930	0.0%	—

Gazprom Neft PJSC	10/18/2021	736,459	0.0%	—

Gazprom PJSC	10/18/2021	4,325,759	0.0%	—

GMK Norilskiy Nickel PAO	10/18/2021	2,530,663	0.0%	—

Inter RAO UES PJSC	10/18/2021	435,323	0.0%	—

LUKOIL PJSC	10/18/2021	11,826,036	0.0%	—

Magnitogorsk Iron & Steel Works PJSC	10/18/2021	4,011,995	0.0%	—

Moscow Exchange MICEX-RTS PJSC	10/18/2021	226,996	0.0%	—

Novatek PJSC	10/18/2021	2,410,423	0.0%	—

Novolipetsk Steel PJSC	10/18/2021	4,328,348	0.0%	—

PhosAgro PJSC	10/18/2021	383,565	0.0%	—

PhosAgro PJSC GDR	10/18/2021	2,465	0.0%	—

Polyus PJSC	10/18/2021	2,285,367	0.0%	—

Polyus PJSC GDR	12/14/2022	4	0.0%	—

RusHydro PJSC	10/18/2021	555,352	0.0%	—

Sberbank of Russia PJSC	10/18/2021	16,614,391	0.0%	—

Severstal PAO GDR (Registered)	10/18/2021	3,190,235	0.0%	—

Surgutneftegas PAO	10/18/2021	1,213,218	0.0%	—

Surgutneftegas PAO	10/18/2021	2,172,137	0.0%	—

Tatneft PJSC	10/18/2021	4,839,124	0.0%	—

Transneft PJSC	10/18/2021	645,776	0.0%	—

				$—

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	The security is restricted as to resale.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	Affiliated company.

(f)	The rate disclosed is the 7 day net yield as of May 31, 2025.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.8%

	Brazil — 3.6%

711,000	Ambev SA ADR	1,734,840

478,900	Cia de Saneamento de Minas Gerais Copasa MG	1,999,499

71,400	Cia De Sanena Do Parana	409,088

84,300	CPFL Energia SA	596,784

175,000	Cyrela Brazil Realty SA Empreendimentos e Participacoes	764,009

783,200	JBS SA	5,493,834

1,037,200	Vibra Energia SA	3,659,532

	Total Brazil	14,657,586

	China — 27.3%

1,195,000	361 Degrees International Ltd.	654,794

1,140,500	3SBio, Inc.	2,740,861

182,100	Alibaba Group Holding Ltd.	2,592,706

73,785	Alibaba Group Holding Ltd. Sponsored ADR	8,399,684

52,569	Autohome, Inc. ADR	1,288,992

2,529,500	BAIC Motor Corp. Ltd. – Class H	637,256

60,000	Beijing Jingneng Clean Energy Co. Ltd. – Class H	18,554

122,000	Bosideng International Holdings Ltd.	68,140

7,513,878	China Communications Services Corp. Ltd. – Class H	4,316,048

3,500	China Conch Venture Holdings Ltd.	3,897

5,088,148	China Construction Bank Corp. – Class H	4,549,194

7,065,000	China Feihe Ltd.	5,460,125

74,000	China Foods Ltd.	29,134

2,553,000	China Hongqiao Group Ltd. (a)	4,536,595

1,698,000	China Lesso Group Holdings Ltd.	847,361

8,302,000	China Reinsurance Group Corp. – Class H	1,064,778

59,000	China Shineway Pharmaceutical Group Ltd.	57,214

524,000	China State Construction International Holdings Ltd.	737,072

261,400	China Taiping Insurance Holdings Co. Ltd.	400,060

1,461,000	Consun Pharmaceutical Group Ltd.	1,973,234

9,612,000	CSPC Pharmaceutical Group Ltd.	9,896,625

268,000	Dongfeng Motor Group Co. Ltd. – Class H	147,885

222,100	ENN Energy Holdings Ltd.	1,761,027

231,000	Fufeng Group Ltd.	200,763

2,042,000	Geely Automobile Holdings Ltd.	4,551,245

177,500	Grand Pharmaceutical Group Ltd. (a)	195,074

10,248,000	Hua Han Health Industry Holdings Ltd. * (b)	1

963,000	Inkeverse Group Ltd.	163,749

164,540	JD.com, Inc. ADR	5,332,741

35,500	Kingboard Holdings Ltd.	100,666

1,294,000	Kunlun Energy Co. Ltd.	1,292,660

674,300	Legend Holdings Corp. – Class H *	675,432

136,000	Lenovo Group Ltd.	155,260

104,000	Leoch International Technology Ltd.	32,299

672,000	Lonking Holdings Ltd.	160,661

90,800	Midea Real Estate Holding Ltd. * (a)	43,843

Shares	Description	Value ($)

	China — continued

426,000	Minth Group Ltd. *	1,146,997

8,000	Mokingran Jewellery Group Co. Ltd.	16,087

10,100	NetEase, Inc.	244,200

437,000	Orient Overseas International Ltd.	7,512,238

2,670,000	PICC Property & Casualty Co. Ltd. – Class H	5,073,301

28,000	Precision Tsugami China Corp. Ltd.	72,605

71,600	Shandong Weigao Group Medical Polymer Co. Ltd. – Class H	51,167

9,000	Shanghai Industrial Holdings Ltd.	14,323

1,165,000	Sino Biopharmaceutical Ltd.	657,133

3,046,000	Sinopec Engineering Group Co. Ltd. – Class H	2,158,525

638,400	Sinopharm Group Co. Ltd. – Class H	1,538,978

1,688,000	TCL Electronics Holdings Ltd.	2,187,566

3,457	Tencent Holdings Ltd. ADR	217,030

258,500	Tencent Holdings Ltd.	16,296,518

1,334,000	Tianneng Power International Ltd. (a)	1,038,625

96,000	Uni-President China Holdings Ltd.	124,701

160,915	Vipshop Holdings Ltd. ADR	2,219,018

220,501	Weibo Corp. Sponsored ADR (a)	1,995,534

300,800	Xiaomi Corp. – Class B *	1,936,251

123,500	Xtep International Holdings Ltd.	92,921

606,500	Zhongsheng Group Holdings Ltd.	909,956

	Total China	110,589,304

	Colombia — 0.0%

6,169	Corp. Financiera Colombiana SA *	27,467

	Czech Republic — 0.2%

43,879	Moneta Money Bank AS	287,314

419	Philip Morris CR AS *	352,759

	Total Czech Republic	640,073

	Hungary — 4.6%

332,999	Magyar Telekom Telecommunications PLC	1,655,200

216,605	MOL Hungarian Oil & Gas PLC *	1,873,007

172,458	OTP Bank Nyrt	13,082,027

64,614	Richter Gedeon Nyrt	1,880,082

	Total Hungary	18,490,316

	India — 10.8%

15,625	Ashapura Minechem Ltd. *	77,275

185,106	Aurobindo Pharma Ltd. *	2,490,433

9,237	Bajaj Finance Ltd.	988,235

242,495	Bharat Petroleum Corp. Ltd.	901,321

317,184	Brightcom Group Ltd. * (c)	38,103

152,976	Chambal Fertilisers & Chemicals Ltd.	982,802

862	Cholamandalam Financial Holdings Ltd.	19,061

208,186	Cipla Ltd.	3,566,461

236,493	Dr. Reddy’s Laboratories Ltd.	3,463,266

158,050	Federal Bank Ltd.	374,008

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	India — continued

840,611	GAIL India Ltd.	1,868,215

111,427	GHCL Ltd.	801,014

76,413	Glenmark Pharmaceuticals Ltd.	1,305,370

3,775	Gokul Agro Resources Ltd. *	10,878

180,186	HDFC Bank Ltd. *	4,104,665

294,493	Hindalco Industries Ltd.	2,185,623

23,425	ICICI Bank Ltd.	397,406

12,440	Indian Oil Corp. Ltd.	20,669

7,769	Indraprastha Medical Corp. Ltd.	39,916

43,042	ITC Ltd.	210,938

13,070	Kaveri Seed Co. Ltd.	219,727

5,008	KRBL Ltd.	20,633

68,133	LT Foods Ltd.	349,927

46,739	Lupin Ltd.	1,070,284

2,065,902	Manappuram Finance Ltd.	5,742,884

21,836	Muthoot Finance Ltd.	563,642

44,837	Natco Pharma Ltd.	462,570

172,150	NMDC Ltd.	143,448

1,328,830	Oil & Natural Gas Corp. Ltd.	3,719,431

498,779	Petronet LNG Ltd.	1,794,325

1,228	Pokarna Ltd.	15,380

1,062	Polyplex Corp. Ltd.	16,497

7,379	Power Grid Corp. of India Ltd.	25,018

5,935	Rajesh Exports Ltd. *	13,956

253,124	Shriram Finance Ltd.	1,894,183

71,271	Siyaram Silk Mills Ltd.	600,379

46,858	Sun Pharmaceutical Industries Ltd.	918,430

662	UTI Asset Management Co. Ltd.	9,208

4,117	Vadilal Industries Ltd.	258,551

271	West Coast Paper Mills Ltd.	1,525

408,098	Wipro Ltd.	1,191,993

67,854	Zydus Lifesciences Ltd.	735,807

	Total India	43,613,457

	Indonesia — 6.0%

754,400	AKR Corporindo Tbk. PT	58,897

17,995,300	Aneka Tambang Tbk. PT *	3,432,128

28,231,000	Astra International Tbk. PT	8,394,671

432,700	Astra Otoparts Tbk. PT	55,914

5,988,400	Bank Negara Indonesia Persero Tbk. PT	1,651,618

775,700	Bank OCBC Nisp Tbk. PT	65,027

6,494,000	Bank Pembangunan Daerah Jawa Timur Tbk. PT *	225,202

9,259,100	Dharma Satya Nusantara Tbk. PT	446,414

4,524,100	Erajaya Swasembada Tbk. PT	154,182

33,300	Gudang Garam Tbk. PT *	20,434

274,400	Indofood CBP Sukses Makmur Tbk. PT	183,369

8,775,500	Indofood Sukses Makmur Tbk. PT	4,236,034

6,536,500	Japfa Comfeed Indonesia Tbk. PT	644,129

224,400	Lippo Karawaci Tbk. PT *	1,198

33,912,400	Panin Financial Tbk. PT *	611,775

10,486,700	Perusahaan Gas Negara Tbk. PT	1,168,933

Shares	Description	Value ($)

	Indonesia — continued

8,048,900	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	601,800

4,060,000	Saratoga Investama Sedaya Tbk. PT *	436,102

10,227,300	Surya Citra Media Tbk. PT	101,462

5,137,200	Telkom Indonesia Persero Tbk. PT *	888,077

1,349,000	Tempo Scan Pacific Tbk. PT	215,287

12,171,700	Triputra Agro Persada PT	676,378

	Total Indonesia	24,269,031

	Kuwait — 0.0%

67,738	Noor Financial Investment Co. KSC	72,093

	Mexico — 2.6%

58,300	Arca Continental SAB de CV	641,733

88,305	Bolsa Mexicana de Valores SAB de CV	193,082

18,530	Coca-Cola Femsa SAB de CV Sponsored ADR	1,760,350

315,700	Credito Real SAB de CV SOFOM ER * (a) (b)	—

54,700	El Puerto de Liverpool SAB de CV – Class C1	265,660

558,900	Genomma Lab Internacional SAB de CV – Class B	646,037

1,112,163	Gentera SAB de CV (a)	2,182,353

562,846	Grupo Financiero Banorte SAB de CV – Class O	4,991,791

	Total Mexico	10,681,006

	Philippines — 0.1%

66,300	China Banking Corp.	89,903

399,400	LT Group, Inc.	88,084

84,800	Manila Water Co., Inc.	50,637

6,680,800	Megaworld Corp.	214,179

26,500	Puregold Price Club, Inc.	14,723

22,700	Robinsons Retail Holdings, Inc.	15,386

	Total Philippines	472,912

	Poland — 0.0%

6,098	Powszechny Zaklad Ubezpieczen SA	99,625

	Qatar — 0.1%

91,659	Qatar National Bank QPSC	426,297

	Russia — 0.0%

31,701,260	Alrosa PJSC (b) (d)	—

39,977	Evraz PLC * (b)	—

1,432,600,000	Federal Grid Co-Rosseti PJSC * (b) (d)	—

219,070	Gazprom Neft PJSC (b) (d)	—

1,250,860	Gazprom PJSC (b) (d)	—

3,721,200	GMK Norilskiy Nickel PAO * (b) (d)	—

78,536,400	Inter RAO UES PJSC (b) (d)	—

239,440	LSR Group PJSC * (b) (d)	—

3	LSR Group PJSC GDR * (b) (d)	—

285,469	LUKOIL PJSC * (b) (d)	—

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Russia — continued

17,490,987	Magnitogorsk Iron & Steel Works PJSC (b) (d)	—

474,800	Mechel PJSC * (b) (d)	—

4,133,417	Moscow Exchange MICEX-RTS PJSC (b) (d)	—

10,015,560	Novolipetsk Steel PJSC * (b) (d)	—

11,924	PhosAgro PJSC (b) (d)	—

230	PhosAgro PJSC GDR * (b) (d)	—

800,940	Polyus PJSC * (b) (d)	—

24,938,000	RusHydro PJSC * (b) (d)	—

13,125,612	Sberbank of Russia PJSC (b) (d)	—

706,464	Severstal PAO GDR (Registered) * (b) (d)	—

68,353	SFI PJSC (b) (d)	—

63,500,900	Surgutneftegas PAO (b) (d)	—

2,860,038	Tatneft PJSC (b) (d)	—

8,118,000	Unipro PJSC * (b) (d)	—

556,430	United Co. RUSAL International PJSC * (b) (d)	—

	Total Russia	—

	Saudi Arabia — 0.4%

17,543	Arab National Bank	101,196

84,507	Riyad Bank	653,788

9,781	Saudi Awwal Bank	87,952

40,313	Saudi National Bank	372,540

21,576	Saudi Telecom Co.	240,751

	Total Saudi Arabia	1,456,227

	South Africa — 0.2%

155,990	Ninety One Ltd.	331,658

567,561	Old Mutual Ltd.	368,378

	Total South Africa	700,036

	South Korea — 9.7%

9,590	Coway Co. Ltd.	616,686

2,090	Doosan Bobcat, Inc.	71,039

58,668	Hana Financial Group, Inc.	3,085,583

35,143	Hyundai Glovis Co. Ltd.	2,883,911

59,439	Hyundai Mobis Co. Ltd.	10,896,130

6,357	KB Financial Group, Inc.	478,325

129,702	Kia Corp.	8,388,200

68,619	KT&G Corp.	5,965,757

47,042	Samsung Electronics Co. Ltd.	1,908,856

4,268	Samsung Securities Co. Ltd.	186,730

7,501	Shinhan Financial Group Co. Ltd.	313,745

307,456	Woori Financial Group, Inc.	4,290,184

1,423	Youngone Corp.	62,523

	Total South Korea	39,147,669

	Sri Lanka — 0.1%

103,983,101	Anilana Hotels & Properties Ltd. * (c) (e)	312,546

	Taiwan — 20.6%

343,000	Asustek Computer, Inc.	7,052,017

343,000	Cathay Financial Holding Co. Ltd.	678,521

Shares	Description	Value ($)

	Taiwan — continued

106,000	Compal Electronics, Inc.	100,463

8,000	Eva Airways Corp.	10,808

1,528,200	Evergreen Marine Corp. Taiwan Ltd.	12,346,409

298,000	Fubon Financial Holding Co. Ltd.	785,552

953,000	Hon Hai Precision Industry Co. Ltd.	4,853,283

106,000	Kung Long Batteries Industrial Co. Ltd.	507,680

162,000	MediaTek, Inc.	6,651,492

3,732,000	Pou Chen Corp.	3,850,108

629,936	Radiant Opto-Electronics Corp.	3,074,772

75,000	Realtek Semiconductor Corp.	1,337,352

197,000	Shinkong Insurance Co. Ltd.	686,476

154,000	Simplo Technology Co. Ltd.	1,911,918

56,000	TaiDoc Technology Corp.	258,811

9,701	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	1,875,397

959,000	Taiwan Semiconductor Manufacturing Co. Ltd.	30,586,357

2,497,000	Yang Ming Marine Transport Corp.	6,569,191

89,000	YungShin Global Holding Corp.	181,679

67,000	Zhen Ding Technology Holding Ltd.	227,385

	Total Taiwan	83,545,671

	Thailand — 6.0%

1,943,900	Kasikornbank PCL	9,117,651

10,876,000	Krung Thai Bank PCL	7,345,526

2,700	Mega Lifesciences PCL	2,100

678,700	Pruksa Holding PCL (Foreign Registered)	90,559

588,400	PTT Exploration & Production PCL	1,753,276

1,560,000	PTT PCL	1,412,237

1,293,900	SCB X PCL	4,669,716

	Total Thailand	24,391,065

	United Arab Emirates — 2.3%

209,561	Abu Dhabi Commercial Bank PJSC	688,821

154,503	Dubai Islamic Bank PJSC	346,983

1,745,518	Emaar Properties PJSC	6,250,618

217,462	Emirates NBD Bank PJSC	1,325,761

102,802	First Abu Dhabi Bank PJSC	450,514

70,109	Orascom Construction PLC	363,127

	Total United Arab Emirates	9,425,824

	Vietnam — 0.2%

18,000	Binh Minh Plastics JSC	94,548

12,906	Masan Consumer Corp.	63,180

247,600	Quang Ngai Sugar JSC	452,515

14,800	Vietnam Dairy Products JSC	31,206

101,300	Vietnam Engine & Agricultural Machinery Corp.	152,465

	Total Vietnam	793,914

	TOTAL COMMON STOCKS (COST $663,193,182)	383,812,119

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	PREFERRED STOCKS (f) —3.2%

	Brazil — 2.9%

218,800	Bradespar SA	596,779

4,350,680	Cia Energetica de Minas Gerais	8,245,716

67,900	Gerdau SA	181,043

257,700	Itau Unibanco Holding SA	1,686,460

21,230	Itau Unibanco Holding SA Sponsored ADR	139,906

456,600	Itausa SA	883,742

	Total Brazil	11,733,646

	Colombia — 0.0%

3,169	Grupo Cibest SA ADR	131,292

	Russia — 0.0%

194,570	Nizhnekamskneftekhim PJSC (b) (d)	—

79,676,700	Surgutneftegas PAO (b) (d)	—

86,900	Transneft PJSC (b) (d)	—

	Total Russia	—

	South Korea — 0.3%

38,953	Samsung Electronics Co. Ltd.	1,298,219

	TOTAL PREFERRED STOCKS (COST $62,706,973)	13,163,157

Shares	Description	Value ($)

	INVESTMENT FUNDS — 0.9%

	United States — 0.9%

704,786	GMO U.S. Treasury Fund, Class VI (e)	3,530,979

	TOTAL INVESTMENT FUNDS (COST $3,530,979)	3,530,979

	SHORT-TERM INVESTMENTS — 0.5%

	Money Market Funds — 0.5%

1,938,292	State Street Institutional Treasury Money

	Market Fund – Premier Class, 4.22% (g)	1,938,292

	TOTAL SHORT-TERM INVESTMENTS (COST $1,938,292)	1,938,292

	TOTAL INVESTMENTS — 99.4% (Cost $731,369,426)	402,444,547

	Other Assets and Liabilities (net) — 0.6%	2,309,443

	TOTAL NET ASSETS — 100.0%	$404,753,990

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2025

Alrosa PJSC	09/14/17	$46,779,239	0.0%	$—

Federal Grid Co-Rosseti PJSC	01/16/20	3,566,461	0.0%	—

Gazprom Neft PJSC	02/11/22	1,504,524	0.0%	—

Gazprom PJSC	02/15/22	5,498,440	0.0%	—

GMK Norilskiy Nickel PAO	12/09/19	10,928,119	0.0%	—

Inter RAO UES PJSC	04/04/18	5,427,962	0.0%	—

LSR Group PJSC	03/01/19	2,449,446	0.0%	—

LSR Group PJSC GDR	05/06/21	7	0.0%	—

LUKOIL PJSC	08/31/21	26,859,350	0.0%	—

Magnitogorsk Iron & Steel Works PJSC	02/13/18	14,388,116	0.0%	—

Mechel PJSC	11/12/21	883,911	0.0%	—

Moscow Exchange MICEX-RTS PJSC	10/23/17	8,713,968	0.0%	—

Nizhnekamskneftekhim PJSC	03/24/20	204,612	0.0%	—

Novolipetsk Steel PJSC	10/11/17	26,618,404	0.0%	—

PhosAgro PJSC	02/09/22	802,829	0.0%	—

PhosAgro PJSC GDR	02/09/22	5,151	0.0%	—

Polyus PJSC	07/23/20	17,665,998	0.0%	—

RusHydro PJSC	02/09/22	256,737	0.0%	—

Sberbank of Russia PJSC	11/10/17	51,393,929	0.0%	—

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2025 (Unaudited)

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2025

Severstal PAO GDR (Registered)	10/12/17	$13,249,420	0.0%	$—

SFI PJSC	09/11/18	747,895	0.0%	—

Surgutneftegas PAO	09/17/15	36,354,554	0.0%	—

Surgutneftegas PAO	11/01/18	47,551,568	0.0%	—

Tatneft PJSC	11/02/18	25,364,999	0.0%	—

Transneft PJSC	05/29/20	1,711,599	0.0%	—

Unipro PJSC	03/29/18	400,147	0.0%	—

United Co. RUSAL International PJSC	11/12/21	569,611	0.0%	—

				$—

A summary of outstanding financial instruments at May 31, 2025 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
80	MSCI Emerging Market	June 2025	$4,597,200	$298,875

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	Investment valued using significant unobservable inputs.

(d)	The security is restricted as to resale.

(e)	Affiliated company.

(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(g)	The rate disclosed is the 7 day net yield as of May 31, 2025.

Portfolio Abbreviations:

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.9%

	Australia — 3.0%

109,568	Aristocrat Leisure Ltd.	4,402,715

84,546	BlueScope Steel Ltd.	1,241,044

865,651	Brambles Ltd.	12,948,629

240,351	Fortescue Ltd.	2,391,202

173,489	GrainCorp Ltd. – Class A	858,742

69,828	JB Hi-Fi Ltd.	4,851,062

57,177	Rio Tinto Ltd.	4,157,968

154,801	Super Retail Group Ltd.	1,428,501

	Total Australia	32,279,863

	Austria — 0.9%

118,630	Erste Group Bank AG	9,553,215

	Belgium — 1.6%

226,833	Ageas SA	14,811,907

25,386	Bekaert SA	1,031,274

18,036	Melexis NV (a)	1,212,520

29,381	Proximus SADP	256,328

2,410	Syensqo SA	184,969

	Total Belgium	17,496,998

	Finland — 2.0%

4,176,047	Nokia OYJ	21,733,398

	France — 9.2%

305,642	AXA SA	14,406,604

253,105	Cie de Saint-Gobain SA	28,495,542

101,591	Coface SA	1,900,385

100,483	Derichebourg SA	687,483

4,243	Eiffage SA	583,607

16,175	Ipsen SA *	1,904,443

25,959	IPSOS SA	1,324,340

34,139	Metropole Television SA (a)	480,855

486,034	Orange SA	7,254,258

41,782	Publicis Groupe SA	4,554,515

39,738	Rubis SCA	1,293,810

262,100	Sanofi SA	25,958,618

12,341	Schneider Electric SE	3,113,777

14,681	Societe BIC SA	906,879

78,113	STMicroelectronics NV – NY Shares	1,953,606

104,657	Television Francaise 1 SA	1,012,027

1,024,338	Vivendi SE *	3,456,682

	Total France	99,287,431

	Germany — 6.3%

18,850	Allianz SE (Registered)	7,476,160

1,110,135	Deutsche Bank AG (Registered)	30,745,307

47,985	Heidelberg Materials AG	9,405,599

2,953	Hornbach Holding AG & Co. KGaA	298,077

5,326	Indus Holding AG	132,777

Shares	Description	Value ($)

	Germany — continued

40,876	Kloeckner & Co. SE	291,755

120,151	ProSiebenSat.1 Media SE	965,701

71,689	RTL Group SA	2,748,948

33,105	Salzgitter AG	789,935

30,090	SAP SE	9,102,827

26,946	Siemens AG (Registered)	6,481,138

	Total Germany	68,438,224

	Hong Kong — 2.7%

158,000	BOC Hong Kong Holdings Ltd.	664,471

134,000	CK Asset Holdings Ltd.	553,520

1,917,000	CK Hutchison Holdings Ltd.	10,719,316

202,800	Dah Sing Banking Group Ltd.	229,646

26,869	Dah Sing Financial Holdings Ltd.	100,418

1,107,707	Esprit Holdings Ltd. * (b)	13,844

1,045,585	IGG, Inc.	470,298

122,901	Johnson Electric Holdings Ltd.	327,768

197,640	KLN Logistics Group Ltd.	197,557

144,326	Luk Fook Holdings International Ltd.	333,585

815,331	Pacific Textiles Holdings Ltd.	132,798

383,023	Shun Tak Holdings Ltd. * (a)	28,777

287,500	Swire Pacific Ltd. – Class A	2,449,053

264,000	Techtronic Industries Co. Ltd.	2,940,517

730,000	VSTECS Holdings Ltd. (a)	580,097

72,700	VTech Holdings Ltd.	483,181

9,601,015	WH Group Ltd.	8,830,602

	Total Hong Kong	29,055,448

	Italy — 6.6%

89,405	Anima Holding SpA	604,173

55,598	Banca IFIS SpA (a)	1,463,242

75,184	BPER Banca SpA	667,834

66,604	Esprinet SpA (a)	299,474

685,621	Generali	24,956,792

170,454	Hera SpA	847,120

2,165,032	Intesa Sanpaolo SpA	12,086,779

147,165	Italgas SpA (a)	1,210,732

29,792	Iveco Group NV (a)	593,246

102,964	Leonardo SpA	6,369,326

253,051	MFE-MediaForEurope NV – Class A (a)	930,539

1,125,506	Unipol Assicurazioni SpA	22,028,098

	Total Italy	72,057,355

	Japan — 25.0%

38,420	AOKI Holdings, Inc.	400,576

191,300	Bandai Namco Holdings, Inc.	6,077,889

31,400	Bridgestone Corp.	1,348,160

207,996	Brother Industries Ltd.	3,549,713

13,800	Canon Marketing Japan, Inc.	512,071

172,300	Canon, Inc.	5,263,592

92,300	Credit Saison Co. Ltd.	2,511,536

102,000	Daido Steel Co. Ltd.	689,192

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

26,000	Daiwa House Industry Co. Ltd.	876,614

66,290	Daiwabo Holdings Co. Ltd.	1,116,766

296,700	Fujitsu Ltd.	6,795,134

29,118	Fuyo General Lease Co. Ltd.	804,496

30,906	Gunze Ltd.	724,307

428,700	Hitachi Ltd.	11,943,714

120,639	Honda Motor Co. Ltd. Sponsored ADR (a)	3,681,902

27,800	Horiba Ltd.	1,978,044

282,154	ITOCHU Corp.	14,975,660

431,904	Japan Tobacco, Inc.	13,248,503

46,600	Kaga Electronics Co. Ltd.	858,034

62,044	Kanematsu Corp.	1,173,012

949,392	KDDI Corp.	16,434,459

120,100	Kirin Holdings Co. Ltd.	1,722,987

21,800	Komatsu Ltd.	662,528

29,293	Komeri Co. Ltd.	585,182

62,800	Konami Group Corp.	8,524,620

698,900	LY Corp.	2,520,152

49,157	MCJ Co. Ltd.	449,314

54,700	Mitsui OSK Lines Ltd.	1,939,220

39,684	Modec, Inc.	1,385,613

1,087,000	NEC Corp.	28,374,325

49,426	Nichias Corp.	1,707,417

1,829,300	Nippon Telegraph & Telephone Corp.	2,036,730

13,700	Nippon Yusen KK	499,540

85,500	Otsuka Holdings Co. Ltd.	4,346,817

1,874,600	Panasonic Holdings Corp.	21,485,651

82,324	Press Kogyo Co. Ltd.	313,487

37,219	Prima Meat Packers Ltd.	586,851

383,700	Recruit Holdings Co. Ltd.	22,853,242

11,966	San-A Co. Ltd.	246,361

64,400	Sanwa Holdings Corp.	2,217,116

176,900	Seiko Epson Corp.	2,288,824

47,795	Seiko Group Corp.	1,349,249

514,312	Sekisui Chemical Co. Ltd.	8,934,548

467,800	Sekisui House Ltd.	10,608,358

52,200	Shionogi & Co. Ltd.	871,611

469,900	Sony Group Corp.	12,577,310

138,500	Sumitomo Electric Industries Ltd.	2,905,139

392,800	Sumitomo Forestry Co. Ltd. (a)	11,402,825

101,975	Tokyu Construction Co. Ltd.	645,422

12,428	Towa Pharmaceutical Co. Ltd.	263,289

458,465	Toyota Tsusho Corp.	9,688,908

16,969	TPR Co. Ltd.	231,683

24,369	Valor Holdings Co. Ltd.	412,700

20,256	Warabeya Nichiyo Holdings Co. Ltd.	317,737

1,417,100	Yamaha Motor Co. Ltd.	10,874,016

22,800	Yokogawa Electric Corp.	558,964

	Total Japan	271,351,110

	Netherlands — 8.0%

92,847	EXOR NV	8,939,176

Shares	Description	Value ($)

	Netherlands — continued

608,128	Koninklijke Ahold Delhaize NV	25,665,436

291,516	NN Group NV	18,342,656

597,002	Prosus NV	30,666,903

29,663	Signify NV	724,923

12,682	Wolters Kluwer NV	2,248,894

	Total Netherlands	86,587,988

	Norway — 1.2%

411,726	Elkem ASA	793,629

35,331	Europris ASA	275,120

380,654	Hoegh Autoliners ASA	3,168,314

739,833	Orkla ASA	8,388,959

52,299	Storebrand ASA	685,181

38,577	Wallenius Wilhelmsen ASA	301,181

	Total Norway	13,612,384

	Portugal — 0.3%

380,356	Banco Comercial Portugues SA – Class R	296,698

30,571	CTT-Correios de Portugal SA	257,284

253,973	Navigator Co. SA	994,554

156,820	REN – Redes Energeticas Nacionais SGPS SA	524,019

757,857	Sonae SGPS SA	1,050,465

	Total Portugal	3,123,020

	Singapore — 4.6%

730,000	ComfortDelGro Corp. Ltd.	803,170

327,400	DBS Group Holdings Ltd.	11,296,112

381,100	First Resources Ltd.	418,318

1,558,900	Oversea-Chinese Banking Corp. Ltd.	19,579,999

377,000	Sheng Siong Group Ltd.	529,141

81,600	Singapore Exchange Ltd.	886,224

334,500	United Overseas Bank Ltd.	9,188,625

87,700	Venture Corp. Ltd.	751,729

882,722	Yangzijiang Financial Holding Ltd.	495,978

3,800,922	Yangzijiang Shipbuilding Holdings Ltd.	6,227,093

	Total Singapore	50,176,389

	Spain — 7.0%

2,029,623	Banco Bilbao Vizcaya Argentaria SA	30,468,609

9,093,510	Banco de Sabadell SA	28,948,994

202,822	Iberdrola SA	3,717,678

145,366	Indra Sistemas SA (a)	5,989,244

117,512	Industria de Diseno Textil SA	6,366,246

202,034	Mapfre SA (a)	764,203

	Total Spain	76,254,974

	Sweden — 0.6%

134,654	Betsson AB – Class B	2,605,958

135,780	Volvo AB – B Shares	3,762,278

	Total Sweden	6,368,236

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Switzerland — 5.8%

134,628	ABB Ltd. (Registered)	7,626,362

5,100	Galenica AG	528,236

98,982	Logitech International SA (Registered)	8,247,740

48,721	Novartis AG (Registered)	5,623,820

111,675	Roche Holding AG	36,176,792

57,953	Sandoz Group AG ADR (a)	2,934,740

9,501	u-blox Holding AG *	1,060,778

3,995	Zehnder Group AG – Class RG	309,011

	Total Switzerland	62,507,479

	United Kingdom — 14.1%

527,538	3i Group PLC	28,975,093

631,339	British American Tobacco PLC Sponsored ADR	28,536,523

9,137,162	BT Group PLC	22,122,591

99,275	Coca-Cola HBC AG	5,173,471

83,864	Crest Nicholson Holdings PLC	206,647

488,845	Ferrexpo PLC *	356,463

49,060	Galliford Try Holdings PLC	271,441

182,402	GSK PLC Sponsored ADR (a)	7,483,954

103,137	Halfords Group PLC	232,978

33,289	HSBC Holdings PLC Sponsored ADR (a)	1,973,372

323,508	IG Group Holdings PLC	4,893,631

254,218	Imperial Brands PLC	9,641,129

1,327,492	Kingfisher PLC	4,969,346

43,630	Next PLC	7,571,852

65,361	Unilever PLC Sponsored ADR	4,172,646

109,244	Vesuvius PLC	530,812

2,463,445	Vodafone Group PLC Sponsored ADR	25,472,021

	Total United Kingdom	152,583,970

	TOTAL COMMON STOCKS (COST $871,364,219)	1,072,467,482

	PREFERRED STOCKS (c) — 0.1%

	Germany — 0.1%

8,615	Bayerische Motoren Werke AG	714,065

3,755	Draegerwerk AG & Co. KGaA	286,144

	Total Germany	1,000,209

	TOTAL PREFERRED STOCKS (COST $1,115,214)	1,000,209

	INVESTMENT FUNDS — 5.8%

	United States — 5.8%

12,489,133	GMO U.S. Treasury Fund, Class VI (d)	62,570,555

	TOTAL INVESTMENT FUNDS (COST $62,570,555)	62,570,555

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 0.1%

	United States — 0.1%

1,300,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 4.45%, due 04/30/26	1,300,964

	TOTAL DEBT OBLIGATIONS (COST $1,300,171)	1,300,964

	TOTAL INVESTMENTS — 104.9% (Cost $936,350,159)	1,137,339,210

	Other Assets and Liabilities (net) — (4.9)%	(53,013,177)

	TOTAL NET ASSETS — 100.0%	$1,084,326,033

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	Investment valued using significant unobservable inputs.

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)	Affiliated company.

The rates shown on variable rate notes are the current interest rates at May 31, 2025, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GMO International Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.9%

	Australia — 4.8%

201,172	Aurizon Holdings Ltd.	382,562

597,083	BHP Group Ltd.	14,667,337

62,303	BlueScope Steel Ltd.	914,541

391,509	Fortescue Ltd.	3,895,042

7,445	Rio Tinto Ltd.	541,408

	Total Australia	20,400,890

	Austria — 1.3%

16,959	Erste Group Bank AG	1,365,700

55,203	OMV AG (a)	2,952,730

43,496	Raiffeisen Bank International AG	1,329,889

	Total Austria	5,648,319

	Belgium — 1.0%

18,304	Ageas SA	1,195,228

31,571	KBC Group NV	3,121,209

8,249	Proximus SADP	71,966

	Total Belgium	4,388,403

	Canada — 13.3%

21,500	Bank of Montreal	2,308,781

101,728	Bank of Nova Scotia (b)	5,444,482

142,300	Bank of Nova Scotia (b)	7,614,012

11,700	Canadian Imperial Bank of Commerce	796,539

5,700	Canadian Tire Corp. Ltd. – Class A	724,322

20,400	Empire Co. Ltd. – Class A	787,400

12,300	iA Financial Corp., Inc.	1,252,272

14,300	IGM Financial, Inc.	456,504

7,800	Imperial Oil Ltd. (a)	556,887

14,749	Magna International, Inc. (b)	535,094

25,100	Magna International, Inc. (b)	911,198

81,174	Manulife Financial Corp. (b)	2,584,580

124,800	Manulife Financial Corp. (b)	3,974,030

2,700	National Bank of Canada	265,740

57,600	Parex Resources, Inc.	569,557

99,800	Power Corp. of Canada	3,862,264

9,700	Russel Metals, Inc.	290,290

67,772	Sun Life Financial, Inc. (a) (b)	4,381,460

71,200	Sun Life Financial, Inc. (b)	4,586,352

217,400	Toronto-Dominion Bank	15,012,932

	Total Canada	56,914,696

	Denmark — 0.8%

611	AP Moller - Maersk AS – Class A	1,091,302

1,116	AP Moller - Maersk AS – Class B	2,021,796

51,720	H Lundbeck AS	287,033

	Total Denmark	3,400,131

	Finland — 0.5%

55,254	Nokia OYJ	287,558

58,301	Outokumpu OYJ	225,810

Shares	Description	Value ($)

	Finland — continued

12,348	TietoEVRY OYJ	225,295

36,531	Valmet OYJ	1,193,631

	Total Finland	1,932,294

	France — 11.5%

2,958	Amundi SA	241,500

7,507	Aperam SA (a)	228,149

4,936	Arkema SA	352,705

21,508	AXA SA	1,013,791

113,707	BNP Paribas SA	9,957,826

69,742	Carrefour SA	1,042,947

12,472	Cie de Saint-Gobain SA	1,404,146

62,603	Credit Agricole SA	1,146,209

2,708	Ipsen SA *	318,840

264,072	Orange SA	3,941,383

56,893	Sanofi SA	5,634,734

80,857	Societe Generale SA	4,390,346

82,951	STMicroelectronics NV – NY Shares	2,074,604

4,954	Teleperformance SE	500,711

264,293	TotalEnergies SE	15,558,445

119,343	Valeo SE	1,256,936

	Total France	49,063,272

	Germany — 5.7%

10,184	Bayerische Motoren Werke AG	903,535

14,792	Continental AG	1,297,279

76,310	Daimler Truck Holding AG	3,314,403

141,283	Deutsche Bank AG (Registered)	3,912,848

97,213	Deutsche Post AG	4,362,225

4,186	DWS Group GmbH & Co. KGaA	235,121

4,603	Fresenius Medical Care AG	261,471

8,626	Henkel AG & Co. KGaA	633,364

68,115	Mercedes-Benz Group AG	4,073,120

57,253	ProSiebenSat.1 Media SE	460,165

20,774	Siemens AG (Registered)	4,996,629

	Total Germany	24,450,160

	Hong Kong — 2.2%

129,000	BOC Hong Kong Holdings Ltd.	542,511

329,500	CK Asset Holdings Ltd.	1,361,080

440,000	CK Hutchison Holdings Ltd.	2,460,354

66,000	Kerry Properties Ltd.	158,234

239,000	Sun Hung Kai Properties Ltd.	2,567,259

54,000	Swire Pacific Ltd. – Class A	459,996

1,800	VTech Holdings Ltd.	11,963

1,968,000	WH Group Ltd.	1,810,082

	Total Hong Kong	9,371,479

	Italy — 2.0%

52,688	Banco BPM SpA	605,638

160,003	BPER Banca SpA	1,421,254

276,713	Intesa Sanpaolo SpA	1,544,813

315,375	Stellantis NV	3,214,765

GMO International Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Italy — continued

20,000	Tenaris SA	334,950

11,390	Tenaris SA ADR	380,995

47,397	Unipol Assicurazioni SpA	927,641

	Total Italy	8,430,056

	Japan — 20.8%

74,800	Asahi Group Holdings Ltd.	985,865

107,900	Bridgestone Corp.	4,632,692

62,000	Brother Industries Ltd.	1,058,108

5,700	Credit Saison Co. Ltd.	155,100

20,800	Dai Nippon Printing Co. Ltd.	306,732

6,700	Daito Trust Construction Co. Ltd.	754,714

109,200	Daiwa House Industry Co. Ltd.	3,681,781

14,500	Hitachi Construction Machinery Co. Ltd.	440,684

263,800	Honda Motor Co. Ltd.	2,679,784

170,424	Honda Motor Co. Ltd. Sponsored ADR (a)	5,201,341

170,500	Idemitsu Kosan Co. Ltd.	1,038,523

303,000	Inpex Corp.	4,051,645

95,400	Isuzu Motors Ltd.	1,289,508

22,700	ITOCHU Corp.	1,204,830

208,700	Kirin Holdings Co. Ltd.	2,994,066

131,500	Komatsu Ltd.	3,996,442

183,300	Kubota Corp. (a)	2,102,778

17,400	Marubeni Corp.	352,686

38,500	Mazda Motor Corp.	241,500

29,700	Mitsubishi Corp.	600,785

292,300	Mitsui & Co. Ltd.	6,103,559

17,300	Mitsui Mining & Smelting Co. Ltd.	590,043

62,000	Mitsui OSK Lines Ltd.	2,198,019

6,693,900	Nippon Telegraph & Telephone Corp.	7,452,942

100,900	Nippon Yusen KK	3,679,091

23,000	Niterra Co. Ltd.	739,038

76,300	Nitto Denko Corp.	1,387,918

127,200	Ono Pharmaceutical Co. Ltd.	1,384,988

135,600	ORIX Corp.	2,873,614

459,600	Panasonic Holdings Corp.	5,267,687

44,300	Renesas Electronics Corp.	538,042

68,300	Sekisui Chemical Co. Ltd.	1,186,497

81,600	Sekisui House Ltd.	1,850,453

164,000	Shionogi & Co. Ltd.	2,738,394

29,800	Sojitz Corp.	734,986

27,500	Subaru Corp.	504,819

124,500	Sumitomo Corp.	3,170,586

32,700	Sumitomo Electric Industries Ltd.	685,907

43,700	Sumitomo Forestry Co. Ltd.	1,268,593

7,100	Sumitomo Heavy Industries Ltd.	148,476

21,000	Suntory Beverage & Food Ltd. (a)	681,892

41,700	Tosoh Corp.	617,140

20,100	Toyo Tire Corp.	417,165

134,400	Toyota Tsusho Corp.	2,840,324

248,100	Yamaha Motor Co. Ltd.	1,903,778

11,600	Yokohama Rubber Co. Ltd.	291,607

	Total Japan	89,025,122

Shares	Description	Value ($)

	Netherlands — 4.3%

233,430	ABN AMRO Bank NV	6,034,035

5,002	Akzo Nobel NV	341,364

11,935	EXOR NV	1,149,085

329,412	ING Groep NV	6,997,419

24,407	JDE Peet’s NV	671,663

25,977	Koninklijke Ahold Delhaize NV	1,096,333

10,325	NN Group NV	649,666

63,864	Signify NV	1,560,748

	Total Netherlands	18,500,313

	Norway — 2.5%

416,379	Equinor ASA	9,747,770

94,946	Orkla ASA	1,076,592

	Total Norway	10,824,362

	Portugal — 0.0%

4,483	Sonae SGPS SA	6,214

	Russia — 0.0%

9,800	Surgutneftegas PAO (c) (d)	—

	Singapore — 1.2%

259,900	Oversea-Chinese Banking Corp. Ltd.	3,264,380

75,300	United Overseas Bank Ltd.	2,068,471

	Total Singapore	5,332,851

	Spain — 6.2%

48,842	Acerinox SA	576,937

562,159	Banco Bilbao Vizcaya Argentaria SA	8,439,106

625,265	Banco de Sabadell SA	1,990,518

1,522,631	Banco Santander SA	12,147,015

246,449	Repsol SA	3,320,393

	Total Spain	26,473,969

	Sweden — 2.5%

12,435	Boliden AB *	388,759

53,231	Investor AB – B Shares (a)	1,567,541

12,450	SKF AB – B Shares	273,854

43,071	SSAB AB – B Shares	255,852

126,729	Swedbank AB – A Shares	3,431,486

34,054	Telefonaktiebolaget LM Ericsson – B Shares	289,887

159,517	Volvo AB – B Shares	4,419,998

	Total Sweden	10,627,377

	Switzerland — 7.6%

66,052	Adecco Group AG (Registered)	1,844,891

2,555	Nestle SA (Registered)	272,202

49,827	Novartis AG (Registered)	5,751,485

66,431	Novartis AG Sponsored ADR	7,690,053

3,267	Roche Holding AG (b)	1,116,315

40,918	Roche Holding AG (b)	13,255,267

13,024	Sandoz Group AG ADR	659,535

GMO International Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued

2,545	Swisscom AG (Registered)	1,750,573

	Total Switzerland	32,340,321

	United Kingdom — 8.7%

27,880	3i Group PLC	1,531,313

224,486	Aberdeen Group PLC	525,372

22,890	Associated British Foods PLC	643,485

10,351	Berkeley Group Holdings PLC	587,113

1,623,644	BT Group PLC	3,931,113

13,110	Coca-Cola HBC AG	683,195

19,278	DCC PLC	1,205,184

160,101	GSK PLC Sponsored ADR (a)	6,568,944

88,661	HSBC Holdings PLC Sponsored ADR (a)	5,255,824

57,602	IG Group Holdings PLC	871,332

1,093,396	ITV PLC	1,151,876

255,217	J Sainsbury PLC	981,565

13,550	Johnson Matthey PLC	314,347

556,429	Kingfisher PLC	2,082,942

164,361	Rio Tinto PLC Sponsored ADR	9,767,974

205,909	Schroders PLC	987,306

	Total United Kingdom	37,088,885

	TOTAL COMMON STOCKS (COST $366,948,095)	414,219,114

Shares	Description	Value ($)

	PREFERRED STOCKS (e) — 1.2%

	Germany — 1.2%

4,681	Bayerische Motoren Werke AG	387,990

23,886	Henkel AG & Co. KGaA	1,913,867

25,636	Volkswagen AG	2,775,730

	Total Germany	5,077,587

	TOTAL PREFERRED STOCKS (COST $5,018,514)	5,077,587

	INVESTMENT FUNDS — 0.0%

	United States — 0.0%

4,289	GMO U.S. Treasury Fund, Class VI (f)	21,486

	TOTAL INVESTMENT FUNDS (COST $21,486)	21,486

	TOTAL INVESTMENTS — 98.1% (Cost $371,988,095)	419,318,187

	Other Assets and Liabilities (net) — 1.9%	8,338,309

	TOTAL NET ASSETS — 100.0%	$427,656,496

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2025
Surgutneftegas PAO	05/12/20	$4,974	0.0%	$—

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	Securities are traded on separate exchanges for the same entity.

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(d)	The security is restricted as to resale.

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(f)	Affiliated company.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GMO-Usonian Japan Value Creation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.6%

	Automobiles & Components — 5.9%

425,400	Isuzu Motors Ltd.	5,750,069

267,900	Stanley Electric Co. Ltd.	5,153,254

	Total Automobiles & Components	10,903,323

	Banks — 8.1%

291,700	Sumitomo Mitsui Financial Group, Inc.	7,494,043

276,800	Sumitomo Mitsui Trust Group, Inc.	7,490,122

	Total Banks	14,984,165

	Capital Goods — 25.7%

185,400	EXEO Group, Inc.	2,362,943

290,800	Fuji Corp.	4,654,898

367,300	Kanematsu Corp.	6,944,220

89,100	Kyudenko Corp.	3,273,968

373,900	Mitsubishi Electric Corp.	7,461,917

976,900	Penta-Ocean Construction Co. Ltd.	5,912,341

182,600	THK Co. Ltd.	4,978,791

233,800	TOTO Ltd.	5,979,875

50,500	Toyota Industries Corp.	6,313,841

	Total Capital Goods	47,882,794

	Consumer Durables & Apparel — 7.8%

275,500	Mizuno Corp.	5,251,166

241,000	Sega Sammy Holdings, Inc.	4,545,704

662,600	Yamaha Corp.	4,624,615

	Total Consumer Durables & Apparel	14,421,485

	Financial Services — 6.0%

237,400	Credit Saison Co. Ltd.	6,459,790

214,600	Zenkoku Hosho Co. Ltd.	4,751,527

	Total Financial Services	11,211,317

	Food, Beverage & Tobacco — 8.3%

280,900	Kirin Holdings Co. Ltd.	4,029,867

210,100	Morinaga & Co. Ltd.	3,477,845

227,800	NH Foods Ltd.	8,009,723

	Total Food, Beverage & Tobacco	15,517,435

	Health Care Equipment & Services — 6.4%

555,700	H.U. Group Holdings, Inc.	11,930,825

	Insurance — 2.7%

218,000	T&D Holdings, Inc.	4,987,321

	Materials — 6.7%

260,600	Denka Co. Ltd.	3,709,571

150,800	Maruichi Steel Tube Ltd.	3,622,580

725,000	Tokai Carbon Co. Ltd.	5,194,152

	Total Materials	12,526,303

Shares	Description	Value ($)

	Real Estate Management & Development — 1.0%

106,300	Tosei Corp.	1,862,624

	Semiconductors & Semiconductor Equipment — 3.2%

467,800	SUMCO Corp.	3,162,013

257,800	Towa Corp.	2,733,549

	Total Semiconductors & Semiconductor Equipment	5,895,562

	Software & Services — 2.2%

155,800	NEC Corp.	4,066,900

	Technology Hardware & Equipment — 9.4%

139,000	Amano Corp.	4,097,631

272,500	Daiwabo Holdings Co. Ltd.	4,590,719

179,200	FUJIFILM Holdings Corp.	4,045,029

147,200	Macnica Holdings, Inc.	1,945,728

230,000	Maxell Ltd.	2,867,791

	Total Technology Hardware & Equipment	17,546,898

	Transportation — 3.2%

125,100	Sankyu, Inc.	6,017,210

	TOTAL COMMON STOCKS (COST $160,116,707)	179,754,162

	INVESTMENT FUNDS — 0.6%

	United States — 0.6%

197,336	GMO U.S. Treasury Fund, Class VI (a)	988,653

	TOTAL INVESTMENT FUNDS (COST $988,653)	988,653

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

18,566	State Street Institutional Treasury Money Market Fund – Premier Class, 4.22% (b)	18,566

	TOTAL SHORT-TERM INVESTMENTS (COST $18,566)	18,566

	TOTAL INVESTMENTS — 97.2% (Cost $161,123,926)	180,761,381

	Other Assets and Liabilities (net) — 2.8%	5,278,180

	TOTAL NET ASSETS — 100.0%	$186,039,561

Notes to Schedule of Investments:

(a)	Affiliated company.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2025.

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.0%

	Banks — 4.4%

5,236,951	U.S. Bancorp	228,278,694

3,178,386	Wells Fargo & Co.	237,679,705

	Total Banks	465,958,399

	Capital Goods — 3.0%

466,948	Knorr-Bremse AG	47,248,330

925,302	Safran SA	273,664,409

	Total Capital Goods	320,912,739

	Consumer Discretionary Distribution & Retail — 3.8%

1,186,778	Amazon.com, Inc. *	243,301,358

1,231,776	TJX Cos., Inc.	156,312,374

	Total Consumer Discretionary Distribution & Retail	399,613,732

	Consumer Durables & Apparel — 1.4%

267,188	LVMH Moet Hennessy Louis Vuitton SE	144,924,563

	Consumer Services — 4.8%

1,010,325	Amadeus IT Group SA	84,028,835

7,557,966	Compass Group PLC	265,759,401

648,499	Hilton Worldwide Holdings, Inc.	161,113,092

	Total Consumer Services	510,901,328

	Financial Services — 3.3%

372,155	Tradeweb Markets, Inc. – Class A	53,757,790

822,987	Visa, Inc. – Class A	300,546,622

	Total Financial Services	354,304,412

	Food, Beverage & Tobacco — 6.9%

2,314,993	Coca-Cola Co.	166,910,995

1,250,912	Constellation Brands, Inc. – Class A	223,025,101

5,548,651	Diageo PLC	150,597,178

1,794,756	Nestle SA (Registered)	191,208,036

	Total Food, Beverage & Tobacco	731,741,310

	Health Care Equipment & Services — 12.0%

2,610,422	Abbott Laboratories	348,700,171

482,077	Cigna Group	152,644,861

662,248	Elevance Health, Inc.	254,197,272

369,537	Intuitive Surgical, Inc. *	204,110,067

590,036	Quest Diagnostics, Inc.	102,276,840

706,264	UnitedHealth Group, Inc.	213,228,164

	Total Health Care Equipment & Services	1,275,157,375

	Household & Personal Products — 2.4%

3,928,458	Unilever PLC	250,012,261

	Media & Entertainment — 8.8%

2,762,746	Alphabet, Inc. – Class A	474,473,998

Shares	Description	Value ($)

	Media & Entertainment — continued

717,828	Meta Platforms, Inc. – Class A	464,786,452

	Total Media & Entertainment	939,260,450

	Pharmaceuticals, Biotechnology & Life Sciences — 11.0%

150,650	Eli Lilly & Co.	111,129,985

44,577,870	Haleon PLC	248,848,011

2,084,112	Johnson & Johnson	323,475,024

1,928,845	Merck & Co., Inc.	148,212,450

1,279,248	Novo Nordisk AS – Class B	90,887,762

616,610	Thermo Fisher Scientific, Inc.	248,382,840

	Total Pharmaceuticals, Biotechnology & Life Sciences	1,170,936,072

	Semiconductors & Semiconductor Equipment — 12.6%

122,527	ASML Holding NV	90,270,505

975,820	Broadcom, Inc.	236,216,747

175,957	KLA Corp.	133,178,334

3,172,516	Lam Research Corp.	256,307,568

10,711,426	Taiwan Semiconductor Manufacturing Co. Ltd.	341,630,342

1,545,200	Texas Instruments, Inc.	282,539,820

	Total Semiconductors & Semiconductor Equipment	1,340,143,316

	Software & Services — 19.3%

874,111	Accenture PLC – Class A	276,935,847

3,119,076	Dassault Systemes SE	116,960,495

1,624,390	Microsoft Corp.	747,804,180

2,030,665	Oracle Corp.	336,135,978

982,693	Salesforce, Inc.	260,777,241

1,043,179	SAP SE	315,582,530

	Total Software & Services	2,054,196,271

	Technology Hardware & Equipment — 3.8%

1,990,493	Apple, Inc.	399,790,519

	Transportation — 1.5%

1,845,212	Uber Technologies, Inc.*	155,293,042

	TOTAL COMMON STOCKS (COST $5,986,077,950)	10,513,145,789

	INVESTMENT FUNDS — 0.9%

	United States — 0.9%

19,399,955	GMO U.S. Treasury Fund, Class VI (a)	97,193,777

	TOTAL INVESTMENT FUNDS (COST $97,192,766)	97,193,777

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

729,050	State Street Institutional Treasury Money Market Fund – Premier Class, 4.22% (b)	729,050

	TOTAL SHORT-TERM INVESTMENTS (COST $729,050)	729,050

	TOTAL INVESTMENTS — 99.9% (Cost $6,083,999,766)	10,611,068,616

	Other Assets and Liabilities (net) — 0.1%	11,383,578

	TOTAL NET ASSETS — 100.0%	$10,622,452,194

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Affiliated company.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2025.

GMO Resource Transition Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 88.9%

	Argentina — 0.2%

22,364	Adecoagro SA	205,972

	Australia — 0.6%

30,852	Mineral Resources Ltd. *	441,087

578,245	Sunrise Energy Metals Ltd. *	165,587

	Total Australia	606,674

	Brazil — 6.2%

202,500	Sao Martinho SA	749,174

217,800	Suzano SA	1,890,684

375,600	Vale SA	3,421,411

	Total Brazil	6,061,269

	Canada — 9.4%

273,200	Anaergia, Inc. *	260,788

42,100	Enerflex Ltd.	296,650

85,500	First Quantum Minerals Ltd. *	1,266,598

290,754	Greenlane Renewables, Inc. *	20,127

447,500	Ivanhoe Mines Ltd. – Class A* (a)	3,466,262

531,300	Largo, Inc. *	689,120

469,000	NexGen Energy Ltd. *	2,891,201

6,900	Precision Drilling Corp. * (a)	298,203

	Total Canada	9,188,949

	China — 1.2%

285,500	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. – Class A	652,294

236,269	Western Mining Co. Ltd. – Class A	516,077

	Total China	1,168,371

	Denmark — 2.7%

165,119	Vestas Wind Systems AS	2,611,399

	Finland — 3.2%

293,628	Neste OYJ	3,149,861

	France — 2.9%

3,213	Eramet SA (a)	189,176

76,164	Veolia Environnement SA	2,621,306

	Total France	2,810,482

	Italy — 1.0%

56,098	Tenaris SA	939,500

	Japan — 0.4%

10,700	Modec, Inc.	373,603

	Mexico — 1.3%

229,200	Grupo Mexico SAB de CV – Series B	1,266,532

Shares	Description	Value ($)

	Netherlands — 0.7%

28,163	SBM Offshore NV	646,178

	Norway — 1.9%

110,785	Austevoll Seafood ASA	1,005,741

55,022	DOF Group ASA	479,804

42,230	TGS ASA	347,438

	Total Norway	1,832,983

	South Africa — 3.0%

44,439	African Rainbow Minerals Ltd. (a)	393,306

1,641,998	Sibanye Stillwater Ltd. *	2,500,127

	Total South Africa	2,893,433

	United Kingdom — 13.7%

91,489	Anglo American PLC	2,713,501

1,478,758	Glencore PLC *	5,626,584

84,119	Rio Tinto PLC	4,978,328

	Total United Kingdom	13,318,413

	United States — 40.5%

18,400	Advanced Drainage Systems, Inc.	2,023,264

79,919	Aemetis, Inc. * (a)	136,662

16,600	AGCO Corp.	1,626,468

46,100	Albemarle Corp.	2,570,536

162,890	Ameresco, Inc. – Class A *	2,244,624

484,700	Array Technologies, Inc. *	3,199,020

405,420	Clean Energy Fuels Corp. *	725,702

28,000	Corteva, Inc.	1,982,400

206,400	Darling Ingredients, Inc. *	6,431,424

27,600	Enphase Energy, Inc. *	1,142,364

17,300	First Solar, Inc. *	2,734,784

43,400	Freeport-McMoRan, Inc.	1,670,032

120,675	GrafTech International Ltd. *	120,216

233,000	Green Plains, Inc. *	969,280

6,700	Helmerich & Payne, Inc.	102,175

40,300	Liberty Energy, Inc.	467,077

49,700	NEXTracker, Inc. – Class A *	2,817,493

50,400	ProPetro Holding Corp. *	272,160

190,800	SolarEdge Technologies, Inc. *	3,407,688

533,137	Sunrun, Inc. *	3,993,196

1,300	Valmont Industries, Inc.	413,452

2,900	Veralto Corp.	292,987

	Total United States	39,343,004

	TOTAL COMMON STOCKS (COST $152,857,322)	86,416,623

	PREFERRED STOCKS (b) — 8.2%

	Brazil — 5.0%

1,771,865	Bradespar SA	4,832,782

GMO Resource Transition Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Chile — 3.2%

101,500	Sociedad Quimica y Minera de Chile SA Sponsored ADR *	3,088,645

	TOTAL PREFERRED STOCKS (COST $17,673,555)	7,921,427

	INVESTMENT FUNDS — 2.8%

	United States — 2.8%

550,118	GMO U.S. Treasury Fund, Class VI (c)	2,756,093

	TOTAL INVESTMENT FUNDS (COST $2,756,093)	2,756,093

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

214,401	State Street Institutional Treasury Money Market Fund – Premier Class, 4.22% (d)	214,401

	TOTAL SHORT-TERM INVESTMENTS (COST $214,401)	214,401

	TOTAL INVESTMENTS — 100.1% (Cost $173,501,371)	97,308,544

	Other Assets and Liabilities (net) — (0.1)%	(64,089)

	TOTAL NET ASSETS — 100.0%	$97,244,455

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	Affiliated company.

(d)	The rate disclosed is the 7 day net yield as of May 31, 2025.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 91.0%

	Argentina — 6.7%

180,723	Adecoagro SA (a)	1,664,459

806,408	Vista Energy SAB de CV ADR *	39,941,388

1,123,067	YPF SA Sponsored ADR * (a)	39,734,110

	Total Argentina	81,339,957

	Australia — 0.9%

735,000	Clean TeQ Water Ltd. * (a)	80,554

264,819	Mineral Resources Ltd. * (a)	3,786,081

1,627,464	Santos Ltd.	6,912,461

1,938,657	Sunrise Energy Metals Ltd. *	555,157

	Total Australia	11,334,253

	Austria — 0.5%

118,824	OMV AG (a)	6,355,727

	Brazil — 4.1%

954,500	Petroreconcavo SA	2,414,829

304,570	PRIO SA *	2,074,133

1,538,082	Sao Martinho SA	5,690,325

1,698,452	Suzano SA	14,743,971

2,770,280	Vale SA	25,235,001

	Total Brazil	50,158,259

	Canada — 7.3%

654,900	Anaergia, Inc. *	625,146

368,379	ARC Resources Ltd.	7,698,553

322,900	Enerflex Ltd.	2,275,253

648,777	First Quantum Minerals Ltd. *	9,610,986

696,749	Greenlane Renewables, Inc. *	48,232

3,300,682	Ivanhoe Mines Ltd. – Class A * (a)	25,566,546

1,273,509	Largo, Inc. * (a)	1,651,799

3,688,339	NexGen Energy Ltd. * (a)	22,737,165

52,800	Precision Drilling Corp. * (a)	2,281,902

2,033,100	Tamarack Valley Energy Ltd. (a)	6,474,039

612,175	Vermilion Energy, Inc. (a)	3,985,259

1,001,645	Whitecap Resources, Inc. (a)	6,247,736

	Total Canada	89,202,616

	China — 0.7%

2,172,100	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. – Class A	4,962,691

1,797,445	Western Mining Co. Ltd. – Class A	3,926,113

	Total China	8,888,804

	Denmark — 1.7%

1,286,769	Vestas Wind Systems AS	20,350,579

	Finland — 1.9%

2,167,520	Neste OYJ	23,251,822

Shares	Description	Value ($)

	France — 1.7%

24,467	Eramet SA (a)	1,440,572

578,519	Veolia Environnement SA	19,910,658

	Total France	21,351,230

	Hong Kong — 0.4%

79,830,000	United Energy Group Ltd.	4,776,147

	Hungary — 0.5%

667,025	MOL Hungarian Oil & Gas PLC *	5,767,838

	Italy — 0.6%

425,760	Tenaris SA	7,130,410

	Japan — 0.6%

638,100	Japan Petroleum Exploration Co. Ltd.	4,420,345

91,900	Modec, Inc.	3,208,795

	Total Japan	7,629,140

	Mexico — 0.8%

1,739,272	Grupo Mexico SAB de CV – Series B (a)	9,611,011

	Netherlands — 0.4%

213,991	SBM Offshore NV	4,909,857

	Norway — 2.8%

859,304	Aker BP ASA	19,772,932

841,596	Austevoll Seafood ASA	7,640,273

417,592	DOF Group ASA	3,641,493

340,194	TGS ASA	2,798,872

	Total Norway	33,853,570

	Pakistan — 0.1%

1,480,085	Oil & Gas Development Co. Ltd.	1,102,573

	Portugal — 4.1%

3,092,905	Galp Energia SGPS SA	49,515,207

	Russia — 0.0%

3,574,704	Gazprom Neft PJSC (b) (c)	—

14,145,410	Gazprom PJSC (b) (c)	—

23,291,700	GMK Norilskiy Nickel PAO * (b) (c)	—

248,399	LUKOIL PJSC * (b) (c)	—

338,098	PhosAgro PJSC (b) (c)	—

6,533	PhosAgro PJSC GDR * (b) (c)	—

3,476,399	Tatneft PJSC (b) (c)	—

	Total Russia	—

	Singapore — 0.0%

2,725,600	Ezra Holdings Ltd. * (a) (b)	2

	South Africa — 1.8%

337,276	African Rainbow Minerals Ltd. (a)	2,985,051

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued

12,506,008	Sibanye Stillwater Ltd. *	19,041,803

	Total South Africa	22,026,854

	Ukraine — 0.2%

501,341	Kernel Holding SA *	2,462,122

	United Kingdom — 17.5%

694,944	Anglo American PLC	20,611,567

10,557,861	BP PLC	51,333,321

10,916,003	Glencore PLC *	41,534,724

4,142,072	Harbour Energy PLC	9,937,679

1,221,000	Lifezone Metals Ltd. *	4,871,790

623,869	Rio Tinto PLC	36,921,796

1,464,017	Shell PLC	48,305,103

	Total United Kingdom	213,515,980

	United States — 35.7%

139,587	Advanced Drainage Systems, Inc.	15,348,986

610,120	Aemetis, Inc. * (a)	1,043,305

126,196	AGCO Corp.	12,364,684

361,098	Albemarle Corp.	20,134,824

1,080,185	Ameresco, Inc. – Class A *	14,884,949

3,579,961	Array Technologies, Inc. *	23,627,743

975,460	California Resources Corp.	43,086,068

413,500	Civitas Resources, Inc.	11,317,495

3,083,688	Clean Energy Fuels Corp. *	5,519,801

145,791	ConocoPhillips	12,443,262

213,007	Corteva, Inc.	15,080,896

708,633	Crescent Energy Co. – Class A	5,945,431

1,524,733	Darling Ingredients, Inc. *	47,510,680

209,381	Enphase Energy, Inc. *	8,666,280

128,100	First Solar, Inc. *	20,250,048

329,308	Freeport-McMoRan, Inc.	12,671,772

915,811	GrafTech International Ltd. *	912,331

1,770,185	Green Plains, Inc. *	7,363,970

36,850	Gulfport Energy Corp. *	7,056,775

57,100	Helmerich & Payne, Inc.	870,775

29,823,939	Kosmos Energy Ltd. * (d)	49,507,739

307,203	Liberty Energy, Inc.	3,560,483

367,265	NEXTracker, Inc. – Class A *	20,820,253

125,797	Northern Oil & Gas, Inc.	3,343,684

384,967	ProPetro Holding Corp. *	2,078,822

229,205	SM Energy Co.	5,367,981

1,450,759	SolarEdge Technologies, Inc. * (a)	25,910,556

3,965,887	Sunrun, Inc. *	29,704,494

9,860	Valmont Industries, Inc.	3,135,874

22,121	Veralto Corp.	2,234,885

71,392	Viper Energy, Inc.	2,833,548

	Total United States	434,598,394

	TOTAL COMMON STOCKS (COST $1,559,656,166)	1,109,132,352

Shares	Description	Value ($)

	PREFERRED STOCKS (e) — 8.1%

	Brazil — 6.2%

13,079,972	Bradespar SA	35,675,769

7,306,248	Petroleo Brasileiro SA – Petrobras	39,472,518

	Total Brazil	75,148,287

	Chile — 1.9%

748,362	Sociedad Quimica y Minera de Chile SA Sponsored ADR *	22,772,656

	Russia — 0.0%

20,237,584	Surgutneftegas PAO (b) (c)	—

7,494,797	Tatneft PJSC (b) (c)	—

	Total Russia	—

	TOTAL PREFERRED STOCKS (COST $186,967,177)	97,920,943

	INVESTMENT FUNDS — 0.8%

	United States — 0.8%

2,019,461	GMO U.S. Treasury Fund, Class VI (d)	10,117,502

	TOTAL INVESTMENT FUNDS (COST $10,117,502)	10,117,502

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

378,689	State Street Institutional Treasury Money Market Fund – Premier Class, 4.22% (f)	378,689

	TOTAL SHORT-TERM INVESTMENTS (COST $378,689)	378,689

	TOTAL INVESTMENTS — 99.9% (Cost $1,757,119,534)	1,217,549,486

	Other Assets and Liabilities (net) — 0.1%	1,106,292

	TOTAL NET ASSETS — 100.0%	$1,218,655,778

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2025 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2025

Gazprom Neft PJSC	09/18/15	$17,308,985	0.0%	$—

Gazprom PJSC	09/21/21	65,108,289	0.0%	—

GMK Norilskiy Nickel PAO	04/11/18	66,379,494	0.0%	—

LUKOIL PJSC	10/15/14	14,600,074	0.0%	—

PhosAgro PJSC	08/26/16	14,566,965	0.0%	—

PhosAgro PJSC GDR	08/26/16	93,496	0.0%	—

Surgutneftegas PAO	08/11/16	10,546,926	0.0%	—

Tatneft PJSC	08/12/20	24,585,036	0.0%	—

Tatneft PJSC	09/28/15	47,831,491	0.0%	—

				$—

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	The security is restricted as to resale.

(d)	Affiliated company.

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(f)	The rate disclosed is the 7 day net yield as of May 31, 2025.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

GMO Small Cap Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.6%

	Automobiles & Components — 0.9%

134,871	XPEL, Inc. *	4,851,310

	Capital Goods — 23.6%

201,271	AAON, Inc.	19,380,385

141,946	Allegion PLC	20,255,694

59,139	Curtiss-Wright Corp.	26,027,665

25,814	Kadant, Inc.	8,103,273

31,929	Preformed Line Products Co.	4,554,353

44,740	RBC Bearings, Inc. *	16,369,024

229,768	Trex Co., Inc. *	12,837,138

111,489	Woodward, Inc.	24,118,415

	Total Capital Goods	131,645,947

	Commercial & Professional Services — 6.2%

144,193	Booz Allen Hamilton Holding Corp.	15,320,506

117,813	FTI Consulting, Inc. *	19,340,182

	Total Commercial & Professional Services	34,660,688

	Consumer Discretionary Distribution & Retail — 1.7%

86,096	Ollie’s Bargain Outlet Holdings, Inc. *	9,595,399

	Consumer Durables & Apparel — 4.7%

129,002	Acushnet Holdings Corp.	8,803,097

55,986	Installed Building Products, Inc.	8,928,647

292,486	Malibu Boats, Inc. – Class A *	8,815,528

	Total Consumer Durables & Apparel	26,547,272

	Consumer Services — 4.0%

547,366	Aramark	22,168,323

	Consumer Staples Distribution & Retail — 3.1%

160,833	PriceSmart, Inc.	17,366,747

	Energy — 1.4%

189,469	Cactus, Inc. – Class A	7,768,229

	Financial Services — 10.0%

133,534	Cohen & Steers, Inc.	10,260,753

98,816	Houlihan Lokey, Inc.	17,261,179

77,169	Jack Henry & Associates, Inc.	13,980,708

244,530	StepStone Group, Inc. – Class A	14,146,060

	Total Financial Services	55,648,700

	Food, Beverage & Tobacco — 5.9%

115,042	J&J Snack Foods Corp.	13,249,387

118,830	Lancaster Colony Corp.	19,892,142

	Total Food, Beverage & Tobacco	33,141,529

Shares	Description	Value ($)

	Health Care Equipment & Services — 3.1%

290,531	Globus Medical, Inc. – Class A *	17,193,624

	Materials — 8.8%

159,034	AptarGroup, Inc.	25,190,986

145,089	Balchem Corp.	24,186,336

	Total Materials	49,377,322

	Media & Entertainment — 4.8%

468,599	New York Times Co. – Class A	26,766,375

	Pharmaceuticals, Biotechnology & Life Sciences — 2.0%

191,757	Bruker Corp.	7,037,482

13,893	Medpace Holdings, Inc. *	4,097,046

	Total Pharmaceuticals, Biotechnology & Life Sciences	11,134,528

	Semiconductors & Semiconductor Equipment — 9.1%

118,865	Axcelis Technologies, Inc. *	6,696,854

146,958	Cirrus Logic, Inc. *	14,454,789

238,325	Power Integrations, Inc.	11,851,902

125,511	Universal Display Corp.	17,992,002

	Total Semiconductors & Semiconductor Equipment	50,995,547

	Software & Services — 3.7%

274,830	Dolby Laboratories, Inc. – Class A	20,408,876

	Technology Hardware & Equipment — 4.6%

37,847	Badger Meter, Inc.	9,394,382

69,008	Fabrinet *	16,069,893

	Total Technology Hardware & Equipment	25,464,275

	TOTAL COMMON STOCKS (COST $526,239,463)	544,734,691

	INVESTMENT FUNDS — 3.0%

	United States — 3.0%

3,352,309	GMO U.S. Treasury Fund, Class VI (a)	16,795,071

	TOTAL INVESTMENT FUNDS (COST $16,795,071)	16,795,071

GMO Small Cap Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

138,657	State Street Institutional Treasury Money Market Fund – Premier Class, 4.22% (b)	138,657

	TOTAL SHORT-TERM INVESTMENTS (COST $138,657)	138,657

	TOTAL INVESTMENTS — 100.6% (Cost $543,173,191)	561,668,419

	Other Assets and Liabilities (net) — (0.6)%	(3,607,549)

	TOTAL NET ASSETS — 100.0%	$558,060,870

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Affiliated company.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2025.

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.2%

	Automobiles & Components — 3.0%

12,961	BorgWarner, Inc.	428,880

100,379	Ford Motor Co.	1,041,934

79,374	General Motors Co.	3,937,744

	Total Automobiles & Components	5,408,558

	Banks — 3.8%

32,980	Bank of America Corp.	1,455,407

1,900	Capital City Bank Group, Inc.	71,706

37,062	Citigroup, Inc.	2,791,510

5,400	Farmers National Banc Corp.	71,442

1,500	First Financial Corp.	77,760

5,300	Independent Bank Corp.	167,109

6,468	JPMorgan Chase & Co.	1,707,552

2,346	PNC Financial Services Group, Inc.	407,758

3,991	U.S. Bancorp	173,968

	Total Banks	6,924,212

	Capital Goods — 2.7%

690	3M Co.	102,362

296	AGCO Corp.	29,002

2,616	Allison Transmission Holdings, Inc.	270,808

11,596	Cummins, Inc.	3,727,882

4,698	Mueller Industries, Inc.	365,833

661	Tennant Co.	49,192

313	WW Grainger, Inc.	340,406

	Total Capital Goods	4,885,485

	Commercial & Professional Services — 2.4%

47,997	ACCO Brands Corp.	172,309

3,100	Barrett Business Services, Inc.	128,108

287	Brady Corp. – Class A	20,024

2,223	CACI International, Inc. – Class A *	951,444

1,470	Cimpress PLC *	65,062

12,400	Deluxe Corp.	176,948

19,964	Genpact Ltd.	859,450

3,500	Heidrick & Struggles International, Inc.	152,810

4,481	IBEX Holdings Ltd. *	129,008

1,799	ICF International, Inc.	154,570

6,080	Leidos Holdings, Inc.	903,002

821	Republic Services, Inc.	211,235

42,682	Resources Connection, Inc.	222,587

24,598	Steelcase, Inc. – Class A	253,605

3,000	TrueBlue, Inc. *	18,000

	Total Commercial & Professional Services	4,418,162

	Consumer Discretionary Distribution & Retail — 8.5%

48,312	Amazon.com, Inc. *	9,904,443

9,728	Best Buy Co., Inc.	644,772

51,528	eBay, Inc.	3,770,304

Shares	Description	Value ($)

	Consumer Discretionary Distribution & Retail — continued

2,622	Ferguson Enterprises, Inc.	478,095

16,493	Kohl’s Corp.	134,088

2,534	Signet Jewelers Ltd.	168,688

2,865	Urban Outfitters, Inc. *	200,264

8,089	Victoria’s Secret & Co. *	171,568

	Total Consumer Discretionary Distribution & Retail	15,472,222

	Consumer Durables & Apparel — 1.9%

3,033	Carter’s, Inc.	95,145

4,998	Ethan Allen Interiors, Inc.	130,598

11,020	Garmin Ltd.	2,236,729

2,850	MasterCraft Boat Holdings, Inc. *	48,479

582	Ralph Lauren Corp.	161,103

3,470	SharkNinja, Inc. *	318,997

5,139	Taylor Morrison Home Corp. *	289,223

2,577	Whirlpool Corp.	201,238

	Total Consumer Durables & Apparel	3,481,512

	Consumer Services — 2.3%

7,226	Adtalem Global Education, Inc. *	954,049

5,316	Frontdoor, Inc. *	292,433

148	Graham Holdings Co. – Class B	141,253

2,178	Grand Canyon Education, Inc. *	430,907

21,552	H&R Block, Inc.	1,227,386

30,169	Perdoceo Education Corp.	1,026,953

139	Stride, Inc. *	21,043

2,167	Travel & Leisure Co.	105,251

	Total Consumer Services	4,199,275

	Consumer Staples Distribution & Retail — 3.8%

40,980	Kroger Co.	2,796,065

27,114	Maplebear, Inc. *	1,238,296

29,048	Walmart, Inc.	2,867,619

	Total Consumer Staples Distribution & Retail	6,901,980

	Energy — 0.8%

48,144	Kinder Morgan, Inc.	1,349,958

	Financial Services — 11.8%

7,505	American Express Co.	2,206,845

15,559	Bank of New York Mellon Corp.	1,378,683

1,084	Berkshire Hathaway, Inc. – Class B *	546,293

3,628	Capital One Financial Corp.	686,236

3,680	Enact Holdings, Inc.	130,272

7,004	Enova International, Inc. *	649,061

3,416	Federated Hermes, Inc.	144,155

4,316	Goldman Sachs Group, Inc.	2,591,542

24,409	Invesco Ltd.	352,954

3,361	Jackson Financial, Inc. – Class A	275,299

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Financial Services — continued

14,907	Janus Henderson Group PLC	541,571

63,328	MGIC Investment Corp.	1,675,026

6,537	Morgan Stanley	836,932

4,689	Mr. Cooper Group, Inc. *	607,366

7,870	NMI Holdings, Inc. *	312,596

5,867	PROG Holdings, Inc.	169,146

30,805	Radian Group, Inc.	1,051,991

1,273	Raymond James Financial, Inc.	187,106

16,169	SLM Corp.	523,391

34,901	State Street Corp.	3,360,268

51,487	Synchrony Financial	2,968,226

2,203	Victory Capital Holdings, Inc. – Class A	136,608

2,071	Virtu Financial, Inc. – Class A	83,233

	Total Financial Services	21,414,800

	Food, Beverage & Tobacco — 6.0%

65,257	Altria Group, Inc.	3,955,227

31,731	Coca-Cola Co.	2,287,805

64,359	Keurig Dr. Pepper, Inc.	2,166,968

2,232	Molson Coors Beverage Co. – Class B	119,613

5,312	PepsiCo, Inc.	698,262

7,658	Philip Morris International, Inc.	1,382,958

3,307	Universal Corp.	216,245

	Total Food, Beverage & Tobacco	10,827,078

	Health Care Equipment & Services — 1.9%

2,487	Cardinal Health, Inc.	384,092

12,023	Centene Corp. *	678,578

931	Cigna Group	294,792

28,823	CVS Health Corp.	1,845,825

416	Elevance Health, Inc.	159,678

	Total Health Care Equipment & Services	3,362,965

	Insurance — 3.4%

3,869	Aflac, Inc.	400,596

1,649	Allstate Corp.	346,076

3,817	Arch Capital Group Ltd.	362,768

6,636	CNO Financial Group, Inc.	251,903

2,094	Globe Life, Inc.	255,196

15,149	Hartford Insurance Group, Inc.	1,966,946

5,454	Heritage Insurance Holdings, Inc. *	133,459

6,423	Lincoln National Corp.	212,858

14,725	Old Republic International Corp.	556,605

513	Progressive Corp.	146,169

19,258	Unum Group	1,573,571

	Total Insurance	6,206,147

	Materials — 0.1%

6,506	Ryerson Holding Corp.	135,064

Shares	Description	Value ($)

	Media & Entertainment — 10.6%

32,879	Alphabet, Inc. – Class A	5,646,639

20,169	Alphabet, Inc. – Class C	3,486,212

32,366	Comcast Corp. – Class A	1,118,893

10,257	Fox Corp. – Class A	563,520

3,810	Fox Corp. – Class B	191,567

12,194	Meta Platforms, Inc. – Class A	7,895,493

289	Netflix, Inc. *	348,889

	Total Media & Entertainment	19,251,213

	Pharmaceuticals, Biotechnology & Life Sciences — 4.9%

16,311	Johnson & Johnson	2,531,631

48,542	Merck & Co., Inc.	3,729,967

111,582	Pfizer, Inc.	2,621,061

	Total Pharmaceuticals, Biotechnology & Life Sciences	8,882,659

	Real Estate Management & Development — 0.2%

1,474	CBRE Group, Inc. – Class A *	184,279

11,965	Newmark Group, Inc. – Class A	131,735

	Total Real Estate Management & Development	316,014

	Semiconductors & Semiconductor Equipment — 8.1%

8,466	Applied Materials, Inc.	1,327,046

1,834	Cirrus Logic, Inc. *	180,392

137,471	Intel Corp.	2,687,558

62,307	NVIDIA Corp.	8,419,545

1,365	NXP Semiconductors NV	260,892

11,731	QUALCOMM, Inc.	1,703,341

2,760	Skyworks Solutions, Inc.	190,523

	Total Semiconductors & Semiconductor Equipment	14,769,297

	Software & Services — 10.9%

8,076	Accenture PLC – Class A	2,558,638

372	Adobe, Inc. *	154,414

2,710	Akamai Technologies, Inc. *	205,770

787	Amdocs Ltd.	72,215

25,584	Cognizant Technology Solutions Corp. – Class A	2,072,048

233	GoDaddy, Inc. – Class A *	42,441

16,657	International Business Machines Corp.	4,315,163

18,172	Microsoft Corp.	8,365,662

5,179	Progress Software Corp.	318,819

20,361	Zoom Communications, Inc. – Class A *	1,654,331

	Total Software & Services	19,759,501

	Technology Hardware & Equipment — 7.7%

45,515	Apple, Inc.	9,141,687

62,420	Cisco Systems, Inc.	3,934,957

11,060	Hewlett Packard Enterprise Co.	191,117

27,749	HP, Inc.	690,950

	Total Technology Hardware & Equipment	13,958,711

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares / Par Value†	Description	Value ($)

	Telecommunication Services — 2.3%

96,143	Verizon Communications, Inc.	4,226,446

	Transportation — 1.3%

5,573	CH Robinson Worldwide, Inc.	534,841

14,211	CSX Corp.	448,926

10,657	Delta Air Lines, Inc.	515,692

1,494	Matson, Inc.	168,598

3,173	United Airlines Holdings, Inc. *	252,079

4,319	United Parcel Service, Inc. – Class B	421,275

	Total Transportation	2,341,411

	Utilities — 0.8%

804	DTE Energy Co.	109,867

22,081	Exelon Corp.	967,589

11,590	UGI Corp.	417,935

	Total Utilities	1,495,391

	TOTAL COMMON STOCKS (COST $167,477,666)	179,988,061

	DEBT OBLIGATIONS — 0.2%

	U.S. Government — 0.2%

25,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.18%, 4.48%, due 07/31/26	25,033

400,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.21%, 4.51%, due 10/31/26 (a)	400,590

	Total U.S. Government	425,623

	TOTAL DEBT OBLIGATIONS (COST $425,142)	425,623

Shares	Description	Value ($)

	INVESTMENT FUNDS — 0.3%

	United States — 0.3%

111,811	GMO U.S. Treasury Fund, Class VI (b)	560,172

	TOTAL INVESTMENT FUNDS (COST $560,172)	560,172

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

411,025	State Street Institutional Treasury Money Market Fund – Premier Class, 4.22% (c)	411,025

	TOTAL SHORT-TERM INVESTMENTS (COST $411,025)	411,025

	TOTAL INVESTMENTS — 99.9% (Cost $168,874,005)	181,384,881

	Other Assets and Liabilities (net) — 0.1%	121,239

	TOTAL NET ASSETS — 100.0%	$181,506,120

A summary of outstanding financial instruments at May 31, 2025 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
1	S&P 500 E-Mini	June 2025	$295,800	$32,181

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2025 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	Affiliated company.

(c)	The rate disclosed is the 7 day net yield as of May 31, 2025.

The rates shown on variable rate notes are the current interest rates at May 31, 2025, which are subject to change based on the terms of the security.

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.1%

	Automobiles & Components — 3.8%

12,791	Aptiv PLC *	854,567

1,362	Autoliv, Inc.	140,041

164,282	BorgWarner, Inc.	5,436,091

244,013	Ford Motor Co.	2,532,855

92,715	General Motors Co.	4,599,591

24,019	Lear Corp.	2,171,798

	Total Automobiles & Components	15,734,943

	Banks — 11.5%

195,312	Bank of America Corp.	8,619,119

81,093	Citigroup, Inc.	6,107,925

65,070	Huntington Bancshares, Inc.	1,017,044

47,505	JPMorgan Chase & Co.	12,541,320

14,479	M&T Bank Corp.	2,644,445

34,055	PNC Financial Services Group, Inc.	5,919,099

43,836	Regions Financial Corp.	939,844

38,805	Truist Financial Corp.	1,532,797

130,777	U.S. Bancorp	5,700,569

24,646	Wells Fargo & Co.	1,843,028

	Total Banks	46,865,190

	Capital Goods — 4.5%

2,711	AGCO Corp.	265,624

5,667	Atkore, Inc.	368,922

8,545	Carrier Global Corp.	608,404

6,139	Caterpillar, Inc.	2,136,556

16,319	Cummins, Inc.	5,246,232

3,453	EnerSys	288,774

5,406	Mueller Industries, Inc.	420,965

3,316	Northrop Grumman Corp.	1,607,497

22,784	Oshkosh Corp.	2,259,945

9,651	Owens Corning	1,292,751

33,014	PACCAR, Inc.	3,098,364

929	Snap-on, Inc.	297,977

5,328	Timken Co.	364,915

2,253	UFP Industries, Inc.	219,803

	Total Capital Goods	18,476,729

	Commercial & Professional Services — 0.3%

12,194	Concentrix Corp.	682,437

6,994	Genpact Ltd.	301,092

8,215	ManpowerGroup, Inc.	344,619

	Total Commercial & Professional Services	1,328,148

	Consumer Discretionary Distribution & Retail — 3.0%

26,262	Academy Sports & Outdoors, Inc.	1,074,379

10,181	AutoNation, Inc. *	1,871,777

14,834	Bath & Body Works, Inc.	417,132

19,027	Best Buy Co., Inc.	1,261,110

Shares	Description	Value ($)

	Consumer Discretionary Distribution & Retail — continued

53,543	eBay, Inc.	3,917,741

4,049	Group 1 Automotive, Inc.	1,716,452

10,998	LKQ Corp.	445,089

29,398	Macy’s, Inc.	349,542

20,434	Signet Jewelers Ltd.	1,360,291

	Total Consumer Discretionary Distribution & Retail	12,413,513

	Consumer Durables & Apparel — 4.2%

24,253	Crocs, Inc. *	2,473,806

19,333	DR Horton, Inc.	2,282,454

30,376	KB Home	1,566,794

8,526	La-Z-Boy, Inc.	357,154

21,458	Lennar Corp. – Class A	2,276,265

2,314	M/I Homes, Inc. *	246,696

16,029	Meritage Homes Corp.	1,019,605

2,769	Mohawk Industries, Inc. *	278,589

21,583	Polaris, Inc.	846,485

12,897	PulteGroup, Inc.	1,264,293

16,188	PVH Corp.	1,356,069

5,128	Skechers USA, Inc. – Class A *	318,141

11,751	Steven Madden Ltd.	289,662

4,858	Taylor Morrison Home Corp. *	273,408

4,627	Toll Brothers, Inc.	482,365

20,280	Tri Pointe Homes, Inc. *	597,854

11,203	Whirlpool Corp.	874,842

13,556	YETI Holdings, Inc. *	414,271

	Total Consumer Durables & Apparel	17,218,753

	Consumer Services — 0.4%

13,704	H&R Block, Inc.	780,443

21,161	Perdoceo Education Corp.	720,320

	Total Consumer Services	1,500,763

	Consumer Staples Distribution & Retail — 1.7%

7,015	Dollar General Corp.	682,209

23,071	Kroger Co.	1,574,134

48,210	Target Corp.	4,532,222

	Total Consumer Staples Distribution & Retail	6,788,565

	Energy — 8.1%

79,019	Chevron Corp.	10,801,897

29,158	ConocoPhillips	2,488,635

7,178	Devon Energy Corp.	217,206

52,434	EOG Resources, Inc.	5,692,760

130,662	Exxon Mobil Corp.	13,366,723

10,186	Kinder Morgan, Inc.	285,616

11,699	Ovintiv, Inc.	419,058

	Total Energy	33,271,895

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Equity Real Estate Investment Trusts (REITs) — 2.1%

264,400	VICI Properties, Inc. – (REIT)	8,384,124

	Financial Services — 13.2%

9,068	Affiliated Managers Group, Inc.	1,595,968

15,962	American Express Co.	4,693,626

33,690	Bank of New York Mellon Corp.	2,985,271

27,862	Blue Owl Capital Corp.	408,178

4,739	Bread Financial Holdings, Inc.	242,826

24,630	Capital One Financial Corp.	4,658,764

9,843	Enova International, Inc. *	912,151

12,055	Federated Hermes, Inc.	508,721

60,034	Franklin Resources, Inc.	1,299,136

9,150	Goldman Sachs Group, Inc.	5,494,117

130,015	Invesco Ltd.	1,880,017

27,893	Janus Henderson Group PLC	1,013,353

155,491	MGIC Investment Corp.	4,112,737

27,250	Morgan Stanley	3,488,818

56,685	PayPal Holdings, Inc. *	3,983,822

79,216	Radian Group, Inc.	2,705,226

23,851	Raymond James Financial, Inc.	3,505,620

21,838	Sixth Street Specialty Lending, Inc.	508,607

56,275	SLM Corp.	1,821,622

32,257	State Street Corp.	3,105,704

26,924	Synchrony Financial	1,552,169

15,636	T. Rowe Price Group, Inc.	1,463,373

212,971	Western Union Co.	1,976,371

	Total Financial Services	53,916,197

	Food, Beverage & Tobacco — 2.8%

25,396	Archer-Daniels-Midland Co.	1,225,865

9,089	Bunge Global SA	710,305

2,345	Conagra Brands, Inc.	53,677

56,720	General Mills, Inc.	3,077,627

11,240	Keurig Dr. Pepper, Inc.	378,451

80,708	Kraft Heinz Co.	2,157,325

10,287	Mondelez International, Inc. – Class A	694,270

18,469	PepsiCo, Inc.	2,427,750

10,837	Tyson Foods, Inc. – Class A	608,606

	Total Food, Beverage & Tobacco	11,333,876

	Health Care Equipment & Services — 7.7%

66,226	Centene Corp. *	3,737,795

25,121	Cigna Group	7,954,314

127,919	CVS Health Corp.	8,191,933

12,236	Elevance Health, Inc.	4,696,666

30,530	GE HealthCare Technologies, Inc.	2,153,586

11,024	Humana, Inc.	2,570,025

22,158	Medtronic PLC	1,838,671

17,060	Premier, Inc. – Class A	392,039

	Total Health Care Equipment & Services	31,535,029

Shares	Description	Value ($)

	Household & Personal Products — 0.3%

11,950	Edgewell Personal Care Co.	330,059

7,384	Kimberly-Clark Corp.	1,061,524

	Total Household & Personal Products	1,391,583

	Insurance — 3.6%

25,163	Aflac, Inc.	2,605,377

8,087	Allstate Corp.	1,697,219

25,583	Arch Capital Group Ltd.	2,431,408

7,367	Chubb Ltd.	2,189,472

926	Everest Group Ltd.	321,498

27,456	Hartford Insurance Group, Inc.	3,564,887

10,911	Lincoln National Corp.	361,591

5,988	MetLife, Inc.	470,537

9,672	Old Republic International Corp.	365,602

10,151	Unum Group	829,438

	Total Insurance	14,837,029

	Materials — 1.5%

18,360	Commercial Metals Co.	855,393

9,956	FMC Corp.	403,815

10,270	LyondellBasell Industries NV – Class A	580,152

543	NewMarket Corp.	349,725

16,831	Nucor Corp.	1,840,638

7,865	PPG Industries, Inc.	871,442

33,631	Sealed Air Corp.	1,082,918

	Total Materials	5,984,083

	Media & Entertainment — 5.6%

24,965	Alphabet, Inc. – Class A	4,287,489

20,305	Alphabet, Inc. – Class C	3,509,719

264,694	Comcast Corp. – Class A	9,150,472

1,341	Electronic Arts, Inc.	192,809

12,919	Fox Corp. – Class A	709,770

23,515	Fox Corp. – Class B	1,182,334

5,935	Meta Platforms, Inc. – Class A	3,842,853

	Total Media & Entertainment	22,875,446

	Pharmaceuticals, Biotechnology & Life Sciences — 10.8%

106,539	Bristol-Myers Squibb Co.	5,143,703

83,975	Johnson & Johnson	13,033,760

119,495	Merck & Co., Inc.	9,181,996

167,524	Organon & Co.	1,544,571

389,661	Pfizer, Inc.	9,153,137

12,199	Regeneron Pharmaceuticals, Inc.	5,980,925

948	United Therapeutics Corp. *	302,270

	Total Pharmaceuticals, Biotechnology & Life Sciences	44,340,362

	Real Estate Management & Development — 0.2%

6,742	CBRE Group, Inc. – Class A *	842,885

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Semiconductors & Semiconductor Equipment — 3.3%

15,662	Applied Materials, Inc.	2,455,019

18,215	Lam Research Corp.	1,471,590

65,802	QUALCOMM, Inc.	9,554,450

	Total Semiconductors & Semiconductor Equipment	13,481,059

	Software & Services — 1.3%

47,611	Cognizant Technology Solutions Corp. – Class A	3,856,015

18,051	Zoom Communications, Inc. – Class A *	1,466,644

	Total Software & Services	5,322,659

	Technology Hardware & Equipment — 4.3%

16,919	Arrow Electronics, Inc. *	2,002,871

56,254	Avnet, Inc.	2,813,262

109,812	Cisco Systems, Inc.	6,922,548

99,743	Hewlett Packard Enterprise Co.	1,723,559

120,874	HP, Inc.	3,009,763

3,482	TE Connectivity PLC	557,364

10,113	Vontier Corp.	361,540

	Total Technology Hardware & Equipment	17,390,907

	Telecommunication Services — 2.9%

45,246	AT&T, Inc.	1,257,839

236,464	Verizon Communications, Inc.	10,394,957

	Total Telecommunication Services	11,652,796

	Transportation — 2.0%

7,041	CH Robinson Worldwide, Inc.	675,725

14,498	Delta Air Lines, Inc.	701,558

11,076	FedEx Corp.	2,415,676

46,441	United Parcel Service, Inc. – Class B	4,529,855

	Total Transportation	8,322,814

	TOTAL COMMON STOCKS (COST $413,222,014)	405,209,348

	INVESTMENT FUNDS — 0.7%

	United States — 0.7%

517,759	GMO U.S. Treasury Fund, Class VI (a)	2,593,974

	TOTAL INVESTMENT FUNDS (COST $2,593,974)	2,593,974

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%

1,447,085	State Street Institutional Treasury Money Market Fund – Premier Class, 4.22% (b)	1,447,085

	TOTAL SHORT-TERM INVESTMENTS (COST $1,447,085)	1,447,085

	TOTAL INVESTMENTS — 100.1% (Cost $417,263,073)	409,250,407

	Other Assets and Liabilities (net) — (0.1)%	(450,913)

	TOTAL NET ASSETS — 100.0%	$408,799,494

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Affiliated company.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2025.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.3%

	Automobiles & Components — 3.2%

2,158	Adient PLC *	33,643

6,302	American Axle & Manufacturing Holdings, Inc. *	27,666

22,293	BorgWarner, Inc.	737,676

13,073	Dana, Inc.	217,404

815	Lear Corp.	73,692

	Total Automobiles & Components	1,090,081

	Banks — 8.1%

1,921	1st Source Corp.	116,336

4,458	Amalgamated Financial Corp.	134,721

1,366	Arrow Financial Corp.	35,174

14,241	Associated Banc-Corp.	329,964

12,221	BankUnited, Inc.	415,269

794	Banner Corp.	48,950

600	Capital City Bank Group, Inc.	22,644

3,623	Central Pacific Financial Corp.	96,734

2,452	Community Trust Bancorp, Inc.	125,175

900	Community West Bancshares	16,020

2,420	Customers Bancorp, Inc. *	123,323

1,205	Eagle Bancorp, Inc.	21,208

525	East West Bancorp, Inc.	47,880

1,228	Enterprise Financial Services Corp.	65,010

1,004	Financial Institutions, Inc.	25,923

11,347	First BanCorp	226,713

1,441	First Community Bankshares, Inc.	54,182

2,252	First Financial Corp.	116,744

400	Great Southern Bancorp, Inc.	22,376

8,589	Hanmi Financial Corp.	196,860

1,090	Horizon Bancorp, Inc.	16,176

3,074	Independent Bank Corp.	96,923

221	Northrim BanCorp, Inc.	20,244

2,032	OceanFirst Financial Corp.	34,158

3,609	OFG Bancorp	148,474

1,222	Old National Bancorp	25,491

613	Republic Bancorp, Inc. – Class A	42,015

1,715	Simmons First National Corp. – Class A	32,173

1,390	Synovus Financial Corp.	66,484

1,571	Trustmark Corp.	54,137

	Total Banks	2,777,481

	Capital Goods — 10.1%

3,280	AGCO Corp.	321,374

1,788	Allison Transmission Holdings, Inc.	185,094

3,735	Apogee Enterprises, Inc.	144,358

2,387	Atkore, Inc.	155,394

1,207	AZZ, Inc.	109,463

781	BlueLinx Holdings, Inc. *	52,264

780	DXP Enterprises, Inc. *	64,490

17,170	Gates Industrial Corp. PLC *	363,145

1,489	Greenbrier Cos., Inc.	67,109

Shares	Description	Value ($)

	Capital Goods — continued

7,080	Hudson Technologies, Inc. *	50,622

1,159	Hyster-Yale, Inc.	46,545

7,363	JELD-WEN Holding, Inc. *	26,875

11,773	Kennametal, Inc.	253,473

16,589	Masterbrand, Inc. *	169,208

1,621	Matrix Service Co. *	19,809

1,340	Miller Industries, Inc.	60,742

4,224	MRC Global, Inc. *	52,420

309	Mueller Industries, Inc.	24,062

1,273	Mueller Water Products, Inc. – Class A	31,227

832	Oshkosh Corp.	82,526

1,152	Park-Ohio Holdings Corp.	21,082

539	Preformed Line Products Co.	76,883

2,641	Primoris Services Corp.	190,442

15,047	Resideo Technologies, Inc. *	311,473

300	Rush Enterprises, Inc. – Class B	15,664

2,081	Tennant Co.	154,868

8,510	Terex Corp.	383,035

1,059	Worthington Enterprises, Inc.	62,386

	Total Capital Goods	3,496,033

	Commercial & Professional Services — 8.0%

4,981	ABM Industries, Inc.	262,250

33,149	ACCO Brands Corp.	119,005

3,200	Barrett Business Services, Inc.	132,240

6,053	Brady Corp. – Class A	422,318

5,361	BrightView Holdings, Inc. *	83,524

1,935	Cimpress PLC *	85,643

3,384	Concentrix Corp.	189,386

1,663	CSG Systems International, Inc.	109,858

10,995	Deluxe Corp.	156,899

4,971	Heidrick & Struggles International, Inc.	217,034

1,357	HNI Corp.	63,141

1,796	IBEX Holdings Ltd. *	51,707

9,627	Interface, Inc.	193,406

7,365	Kelly Services, Inc. – Class A	86,318

1,307	ManpowerGroup, Inc.	54,829

21,414	Pitney Bowes, Inc.	220,564

10,690	Resources Connection, Inc.	55,748

16,536	Steelcase, Inc. – Class A	170,486

5,005	TrueBlue, Inc. *	30,030

2,321	Upwork, Inc. *	35,952

	Total Commercial & Professional Services	2,740,338

	Consumer Discretionary Distribution & Retail — 5.2%

347	AutoNation, Inc. *	63,796

444	Buckle, Inc.	18,919

2,190	Cato Corp. – Class A	5,606

1,913	Genesco, Inc. *	41,570

360	Group 1 Automotive, Inc.	152,611

1,398	Guess?, Inc.	14,651

42,114	Kohl’s Corp.	342,387

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Consumer Discretionary Distribution & Retail — continued

26,775	Macy’s, Inc.	318,355

20,316	Sally Beauty Holdings, Inc. *	176,952

3,979	Shoe Carnival, Inc.	76,476

2,426	Signet Jewelers Ltd.	161,499

3,182	Upbound Group, Inc.	72,995

1,888	Urban Outfitters, Inc. *	131,971

9,476	Victoria’s Secret & Co. *	200,986

494	Weyco Group, Inc.	15,492

	Total Consumer Discretionary Distribution & Retail	1,794,266

	Consumer Durables & Apparel — 6.1%

1,982	Beazer Homes USA, Inc. *	40,671

5,802	Carter’s, Inc.	182,009

2,361	Century Communities, Inc.	122,465

5,911	Ethan Allen Interiors, Inc.	154,454

7,622	G-III Apparel Group Ltd. *	221,419

926	Helen of Troy Ltd. *	24,900

1,368	Hooker Furnishings Corp.	13,434

1,124	Johnson Outdoors, Inc. – Class A	30,561

5,558	La-Z-Boy, Inc.	232,825

874	Movado Group, Inc.	14,159

6,524	Polaris, Inc.	255,871

8,381	Sonos, Inc. *	86,157

2,065	Steven Madden Ltd.	50,902

2,694	Taylor Morrison Home Corp. *	151,618

3,968	Tri Pointe Homes, Inc. *	116,977

2,400	Universal Electronics, Inc. *	15,864

5,034	Whirlpool Corp.	393,105

	Total Consumer Durables & Apparel	2,107,391

	Consumer Services — 5.3%

5,912	Adtalem Global Education, Inc. *	780,561

753	American Public Education, Inc. *	22,176

1,896	Bloomin’ Brands, Inc.	14,467

762	Dine Brands Global, Inc.	18,334

185	Graham Holdings Co. – Class B	176,566

116	Grand Canyon Education, Inc. *	22,950

2,834	H&R Block, Inc.	161,396

16,861	Perdoceo Education Corp.	573,948

1,452	Travel & Leisure Co.	70,524

	Total Consumer Services	1,840,922

	Consumer Staples Distribution & Retail — 2.6%

2,161	Ingles Markets, Inc. – Class A	134,630

4,267	Maplebear, Inc. *	194,874

188	PriceSmart, Inc.	20,300

5,461	SpartanNash Co.	106,271

9,927	United Natural Foods, Inc. *	303,469

1,140	Village Super Market, Inc. – Class A	43,981

1,396	Weis Markets, Inc.	105,817

	Total Consumer Staples Distribution & Retail	909,342

Shares	Description	Value ($)

	Energy — 1.1%

2,292	Excelerate Energy, Inc. – Class A	64,474

9,097	FutureFuel Corp.	35,933

1,005	International Seaways, Inc.	37,235

8,658	World Kinect Corp.	237,143

	Total Energy	374,785

	Equity Real Estate Investment Trusts (REITs) — 4.7%

4,094	American Assets Trust, Inc. – (REIT)	81,634

5,273	Brandywine Realty Trust – (REIT)	22,305

8,121	Brixmor Property Group, Inc. – (REIT)	206,355

1,973	Broadstone Net Lease, Inc. – (REIT)	31,390

1,484	CareTrust REIT, Inc.	42,680

1,861	DiamondRock Hospitality Co. – (REIT)	14,218

23,775	Diversified Healthcare Trust – (REIT)	74,416

4,735	Douglas Emmett, Inc. – (REIT)	67,379

7,801	Empire State Realty Trust, Inc. – Class A, (REIT)	59,756

1,954	EPR Properties – (REIT)	108,818

13,716	Industrial Logistics Properties Trust – (REIT)	45,126

415	Innovative Industrial Properties, Inc. – (REIT)	22,916

1,581	LTC Properties, Inc. – (REIT)	55,951

2,492	Millrose Properties, Inc. – Class A, (REIT)	69,452

21,306	Outfront Media, Inc. – (REIT)	351,975

2,027	Park Hotels & Resorts, Inc. – (REIT)	21,000

27,400	Piedmont Office Realty Trust, Inc. – Class A, (REIT)	195,088

1,113	Safehold, Inc. – (REIT)	16,773

5,974	Service Properties Trust – (REIT)	13,860

5,027	Summit Hotel Properties, Inc. – (REIT)	22,018

1,132	Urban Edge Properties – (REIT)	20,557

1,519	Veris Residential, Inc. – (REIT)	23,089

2,995	Whitestone – (REIT)	36,898

	Total Equity Real Estate Investment Trusts (REITs)	1,603,654

	Financial Services — 12.5%

2,771	Bread Financial Holdings, Inc.	141,986

3,625	Enact Holdings, Inc.	128,325

6,519	Enova International, Inc. *	604,116

2,659	EZCORP, Inc. – Class A *	35,764

133	Federated Hermes, Inc.	5,613

9,553	Invesco Ltd.	138,136

5,388	Jackson Financial, Inc. – Class A	441,331

25,877	MGIC Investment Corp.	684,447

338	Mr. Cooper Group, Inc. *	43,781

8,832	Navient Corp.	118,702

8,186	NMI Holdings, Inc. *	325,148

1,054	Oppenheimer Holdings, Inc. – Class A	68,816

6,962	PROG Holdings, Inc.	200,714

18,606	Radian Group, Inc.	635,395

1,499	Regional Management Corp.	39,649

17,042	SLM Corp.	551,649

2,550	Virtu Financial, Inc. – Class A	102,484

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Financial Services — continued

2,039	Waterstone Financial, Inc.	26,344

588	Westwood Holdings Group, Inc.	8,696

	Total Financial Services	4,301,096

	Food, Beverage & Tobacco — 4.3%

4,583	Cal-Maine Foods, Inc.	439,647

280	Coca-Cola Consolidated, Inc.	32,102

3,284	Fresh Del Monte Produce, Inc.	115,991

528	MGP Ingredients, Inc.	15,534

2,892	Pilgrim’s Pride Corp.	142,171

953	Seneca Foods Corp. – Class A *	89,877

1,025	Simply Good Foods Co. *	35,373

3,075	Turning Point Brands, Inc.	228,534

5,353	Universal Corp.	350,033

2,608	WK Kellogg Co.	44,127

	Total Food, Beverage & Tobacco	1,493,389

	Health Care Equipment & Services — 1.9%

5,815	AMN Healthcare Services, Inc. *	122,755

834	Electromed, Inc. *	16,847

12,331	OraSure Technologies, Inc. *	35,513

19,502	Premier, Inc. – Class A	448,156

944	TruBridge, Inc. *	22,590

	Total Health Care Equipment & Services	645,861

	Household & Personal Products — 0.7%

4,505	Edgewell Personal Care Co.	124,428

8,391	Herbalife Ltd. *	65,534

6,813	Nu Skin Enterprises, Inc. – Class A	58,796

	Total Household & Personal Products	248,758

	Insurance — 7.2%

9,561	CNO Financial Group, Inc.	362,936

2,000	Employers Holdings, Inc.	97,340

7,863	Genworth Financial, Inc. *	55,434

1,249	Heritage Insurance Holdings, Inc. *	30,563

94	Investors Title Co.	21,998

15,751	Lincoln National Corp.	521,988

9,961	Old Republic International Corp.	376,526

3,419	Stewart Information Services Corp.	206,302

2,723	Universal Insurance Holdings, Inc.	73,902

8,858	Unum Group	723,787

	Total Insurance	2,470,776

	Materials — 2.0%

1,514	AdvanSix, Inc.	35,594

2,371	Commercial Metals Co.	110,465

241	Hawkins, Inc.	32,171

1,408	Idaho Strategic Resources, Inc. *	18,628

3,519	Koppers Holdings, Inc.	108,104

2,981	Radius Recycling, Inc.	88,267

Shares	Description	Value ($)

	Materials — continued

1,808	Ryerson Holding Corp.	37,534

2,722	Sealed Air Corp.	87,648

3,789	SunCoke Energy, Inc.	30,842

1,818	Sylvamo Corp.	96,300

1,218	Warrior Met Coal, Inc.	55,358

	Total Materials	700,911

	Media & Entertainment — 2.2%

3,624	Cars.com, Inc. *	37,146

14,785	Eventbrite, Inc. – Class A *	34,893

6,121	Gray Media, Inc.	24,300

240	Lee Enterprises, Inc. *	1,476

5,832	Shutterstock, Inc.	107,600

10,118	Yelp, Inc. *	386,204

5,576	Ziff Davis, Inc. *	180,886

	Total Media & Entertainment	772,505

	Pharmaceuticals, Biotechnology & Life Sciences —1.5%

2,790	Jazz Pharmaceuticals PLC *	301,515

700	Phibro Animal Health Corp. – Class A	17,094

5,264	Supernus Pharmaceuticals, Inc. *	166,869

3,689	Vanda Pharmaceuticals, Inc. *	16,010

	Total Pharmaceuticals, Biotechnology & Life Sciences	501,488

	Real Estate Management & Development — 1.8%

12,743	Douglas Elliman, Inc. *	34,661

1,476	Jones Lang LaSalle, Inc. *	328,705

23,236	Newmark Group, Inc. – Class A	255,828

1,889	RE/MAX Holdings, Inc. – Class A *	14,262

	Total Real Estate Management & Development	633,456

	Semiconductors & Semiconductor Equipment —2.2%

1,500	Axcelis Technologies, Inc. *	84,510

5,032	Cirrus Logic, Inc. *	494,947

1,582	Diodes, Inc. *	70,241

5,494	Photronics, Inc. *	91,805

	Total Semiconductors & Semiconductor Equipment	741,503

	Software & Services — 1.4%

1,963	ASGN, Inc. *	103,666

3,239	Backblaze, Inc. – Class A *	18,462

3,338	N-able, Inc. *	26,003

8,167	Olo, Inc. – Class A *	71,135

3,370	Progress Software Corp.	207,457

6,386	Unisys Corp. *	30,461

2,360	Viant Technology, Inc. – Class A *	32,545

	Total Software & Services	489,729

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Technology Hardware & Equipment — 2.7%

8,023	Avnet, Inc.	401,230

3,790	Benchmark Electronics, Inc.	138,411

2,139	Kimball Electronics, Inc. *	38,716

2,537	NETGEAR, Inc. *	74,410

8,158	TTM Technologies, Inc. *	243,598

2,695	Turtle Beach Corp. *	30,939

	Total Technology Hardware & Equipment	927,304

	Telecommunication Services — 0.3%

5,621	Spok Holdings, Inc.	91,060

	Transportation — 1.3%

1,456	Alaska Air Group, Inc. *	74,154

1,141	ArcBest Corp.	71,529

12,243	Hertz Global Holdings, Inc. *	80,192

1,753	Matson, Inc.	197,826

3,619	Sun Country Airlines Holdings, Inc. *	41,908

	Total Transportation	465,609

	Utilities — 2.9%

2,619	Avista Corp.	100,858

437	Black Hills Corp.	25,551

6,317	MDU Resources Group, Inc.	108,589

1,717	Northwest Natural Holding Co.	70,346

1,016	Northwestern Energy Group, Inc.	56,215

544	ONE Gas, Inc.	40,669

566	Spire, Inc.	42,609

15,077	UGI Corp.	543,677

	Total Utilities	988,514

	TOTAL COMMON STOCKS (COST $33,293,984)	34,206,252

	INVESTMENT FUNDS — 0.1%

	United States — 0.1%

6,865	GMO U.S. Treasury Fund, Class VI (a)	34,397

	TOTAL INVESTMENT FUNDS (COST $34,397)	34,397

	SHORT-TERM INVESTMENTS — 0.6%

	Money Market Funds — 0.6%

215,940	State Street Institutional Treasury Money Market Fund – Premier Class, 4.22% (b)	215,940

	TOTAL SHORT-TERM INVESTMENTS (COST $215,940)	215,940

	TOTAL INVESTMENTS — 100.0% (Cost $33,544,321)	34,456,589

	Other Assets and Liabilities (net) — (0.0)%	(15,832)

	TOTAL NET ASSETS — 100.0%	$34,440,757

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Affiliated company.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2025.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Organization

Each of Climate Change Fund, Emerging Markets ex-China Fund, Emerging Markets Fund, International Equity Fund, International Opportunistic Value Fund, Japan Value Creation Fund, Quality Fund, Resource Transition Fund, Resources Fund, Small Cap Quality Fund, U.S. Equity Fund, U.S. Opportunistic Value Fund and U.S. Small Cap Value Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO. The Funds may also invest in other GMO Funds (“underlying funds”). The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are valued at the price generally determined by an industry standard model. Unlisted non-fixed income securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, prices will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect changes in valuation through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended May 31, 2025, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; certain equity securities that are valued based on the last traded exchange price adjusted for the movement in a relevant index and/or a security type conversion discount; certain equity securities valued off the last traded price with a discount for liquidity; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of May 31, 2025:

Description	Level 1	Level 2	Level 3	Total
Climate Change Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,565,315	$—	$1,565,315
Brazil	—	5,948,972	—	5,948,972
Canada	19,480,856	—	—	19,480,856
China	—	3,049,749	—	3,049,749
Denmark	—	22,007,665	—	22,007,665
Finland	—	11,988,084	—	11,988,084
France	—	47,965,948	—	47,965,948
Germany	—	18,799,174	—	18,799,174
Ireland	—	2,485,474	—	2,485,474
Italy	—	7,488,105	—	7,488,105
Japan	—	15,367,916	—	15,367,916

Description	Level 1	Level 2	Level 3		Total
Climate Change Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Mexico	$3,687,419	$—	$—		$3,687,419
Netherlands	—	1,432,401	—		1,432,401
Norway	—	11,930,398	—		11,930,398
Russia	—	—	0	§	0	§
South Korea	—	26,417,815	—		26,417,815
Spain	—	12,403,977	—		12,403,977
Switzerland	—	1,340,885	—		1,340,885
Ukraine	—	1,080,406	—		1,080,406
United Kingdom	1,835,400	2,834,654	—		4,670,054
United States	218,589,573	—	—		218,589,573

TOTAL COMMON STOCKS	243,593,248	194,106,938	0	§	437,700,186

Preferred Stocks
Chile	8,225,351	—	—		8,225,351

TOTAL PREFERRED STOCKS	8,225,351	—	—		8,225,351

Investment Funds
United States	7,438,039	—	—		7,438,039

TOTAL INVESTMENT FUNDS	7,438,039	—	—		7,438,039

Short-Term Investments	220,062	—	—		220,062

Total Investments	259,476,700	194,106,938	0	§	453,583,638

Total	$259,476,700	$194,106,938	$0	§	$453,583,638

Emerging Markets ex-China Fund
Asset Valuation Inputs
Common Stocks
Brazil	$335,500	$2,912,585	$—		$3,248,085
Czech Republic	—	197,848	—		197,848
Egypt	—	366,283	—		366,283
Hungary	—	3,539,704	—		3,539,704
India	482,496	13,468,004	9,461		13,959,961
Indonesia	30,870	5,432,646	—		5,463,516
Kuwait	—	45,961	—		45,961
Mexico	2,755,203	—	0	§	2,755,203
Poland	—	83,696	—		83,696
Qatar	—	255,255	—		255,255
Russia	—	—	0	§	0	§
Saudi Arabia	—	946,002	—		946,002
South Africa	—	581,283	—		581,283
South Korea	—	10,292,177	—		10,292,177
Taiwan	444,636	20,022,305	—		20,466,941
Thailand	—	4,887,297	—		4,887,297
United Arab Emirates	—	2,539,664	—		2,539,664
Vietnam	—	252,811	—		252,811

TOTAL COMMON STOCKS	4,048,705	65,823,521	9,461		69,881,687

Preferred Stocks
Brazil	—	2,531,785	—		2,531,785
Colombia	59,783	—	—		59,783
Russia	—	—	0	§	0	§

TOTAL PREFERRED STOCKS	59,783	2,531,785	0	§	2,591,568

Investment Funds
United States	549,669	—	—		549,669

TOTAL INVESTMENT FUNDS	549,669	—	—		549,669

Description	Level 1	Level 2	Level 3		Total
Emerging Markets ex-China Fund (continued)
Asset Valuation Inputs (continued)
Short-Term Investments	$1,261,970	$—	$—		$1,261,970

Total Investments	5,920,127	68,355,306	9,461		74,284,894

Total	$5,920,127	$68,355,306	$9,461		$74,284,894

Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Brazil	$1,734,840	$12,922,746	$—		$14,657,586
China	19,452,999	91,136,304	1		110,589,304
Colombia	27,467	—	—		27,467
Czech Republic	—	640,073	—		640,073
Hungary	—	18,490,316	—		18,490,316
India	—	43,575,354	38,103		43,613,457
Indonesia	—	24,269,031	—		24,269,031
Kuwait	—	72,093	—		72,093
Mexico	10,681,006	—	0	§	10,681,006
Philippines	—	472,912	—		472,912
Poland	—	99,625	—		99,625
Qatar	—	426,297	—		426,297
Russia	—	—	0	§	0	§
Saudi Arabia	—	1,456,227	—		1,456,227
South Africa	—	700,036	—		700,036
South Korea	—	39,147,669	—		39,147,669
Sri Lanka	—	—	312,546		312,546
Taiwan	1,875,397	81,670,274	—		83,545,671
Thailand	—	24,391,065	—		24,391,065
United Arab Emirates	—	9,425,824	—		9,425,824
Vietnam	—	793,914	—		793,914

TOTAL COMMON STOCKS	33,771,709	349,689,760	350,650		383,812,119

Preferred Stocks
Brazil	139,906	11,593,740	—		11,733,646
Colombia	131,292	—	—		131,292
Russia	—	—	0	§	0	§
South Korea	—	1,298,219	—		1,298,219

TOTAL PREFERRED STOCKS	271,198	12,891,959	0	§	13,163,157

Investment Funds
United States	3,530,979	—	—		3,530,979

TOTAL INVESTMENT FUNDS	3,530,979	—	—		3,530,979

Short-Term Investments	1,938,292	—	—		1,938,292

Total Investments	39,512,178	362,581,719	350,650		402,444,547

Derivatives^
Futures Contracts
Equity Risk	298,875	—	—		298,875

Total	$39,811,053	$362,581,719	$350,650		$402,743,422

International Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$32,279,863	$—		$32,279,863
Austria	—	9,553,215	—		9,553,215
Belgium	—	17,496,998	—		17,496,998
Finland	—	21,733,398	—		21,733,398
France	1,953,606	97,333,825	—		99,287,431
Germany	—	68,438,224	—		68,438,224
Hong Kong	—	29,041,604	13,844		29,055,448
Italy	—	72,057,355	—		72,057,355

Description	Level 1	Level 2	Level 3		Total
International Equity Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Japan	$3,681,902	$267,669,208	$—		$271,351,110
Netherlands	—	86,587,988	—		86,587,988
Norway	—	13,612,384	—		13,612,384
Portugal	—	3,123,020	—		3,123,020
Singapore	—	50,176,389	—		50,176,389
Spain	—	76,254,974	—		76,254,974
Sweden	—	6,368,236	—		6,368,236
Switzerland	2,934,740	59,572,739	—		62,507,479
United Kingdom	67,638,516	84,945,454	—		152,583,970

TOTAL COMMON STOCKS	76,208,764	996,244,874	13,844		1,072,467,482

Preferred Stocks
Germany	—	1,000,209	—		1,000,209

TOTAL PREFERRED STOCKS	—	1,000,209	—		1,000,209

Investment Funds
United States	62,570,555	—	—		62,570,555

TOTAL INVESTMENT FUNDS	62,570,555	—	—		62,570,555

Debt Obligations
United States	1,300,964	—	—		1,300,964

TOTAL DEBT OBLIGATIONS	1,300,964	—	—		1,300,964

Total Investments	140,080,283	997,245,083	13,844		1,137,339,210

Total	$140,080,283	$997,245,083	$13,844		$1,137,339,210

International Opportunistic Value Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$20,400,890	$—		$20,400,890
Austria	—	5,648,319	—		5,648,319
Belgium	—	4,388,403	—		4,388,403
Canada	56,914,696	—	—		56,914,696
Denmark	—	3,400,131	—		3,400,131
Finland	—	1,932,294	—		1,932,294
France	2,074,604	46,988,668	—		49,063,272
Germany	—	24,450,160	—		24,450,160
Hong Kong	—	9,371,479	—		9,371,479
Italy	380,995	8,049,061	—		8,430,056
Japan	5,201,341	83,823,781	—		89,025,122
Netherlands	—	18,500,313	—		18,500,313
Norway	—	10,824,362	—		10,824,362
Portugal	—	6,214	—		6,214
Russia	—	—	0	§	0	§
Singapore	—	5,332,851	—		5,332,851
Spain	—	26,473,969	—		26,473,969
Sweden	—	10,627,377	—		10,627,377
Switzerland	8,349,588	23,990,733	—		32,340,321
United Kingdom	21,592,742	15,496,143	—		37,088,885

TOTAL COMMON STOCKS	94,513,966	319,705,148	0	§	414,219,114

Preferred Stocks
Germany	—	5,077,587	—		5,077,587

TOTAL PREFERRED STOCKS	—	5,077,587	—		5,077,587

Investment Funds
United States	21,486	—	—		21,486

TOTAL INVESTMENT FUNDS	21,486	—	—		21,486

Total Investments	94,535,452	324,782,735	0	§	419,318,187

Total	$94,535,452	$324,782,735	$0	§	$419,318,187

Description	Level 1	Level 2	Level 3	Total
Japan Value Creation Fund
Asset Valuation Inputs
Common Stocks	$—	$179,754,162	$—	$179,754,162
Investment Funds	988,653	—	—	988,653
Short-Term Investments	18,566	—	—	18,566

Total Investments	1,007,219	179,754,162	—	180,761,381

Total	$1,007,219	$179,754,162	$—	$180,761,381

Quality Fund
Asset Valuation Inputs
Common Stocks
Denmark	$—	$90,887,762	$—	$90,887,762
France	—	535,549,467	—	535,549,467
Germany	—	362,830,860	—	362,830,860
Netherlands	—	90,270,505	—	90,270,505
Spain	—	84,028,835	—	84,028,835
Switzerland	—	191,208,036	—	191,208,036
Taiwan	—	341,630,342	—	341,630,342
United Kingdom	—	915,216,851	—	915,216,851
United States	7,901,523,131	—	—	7,901,523,131

TOTAL COMMON STOCKS	7,901,523,131	2,611,622,658	—	10,513,145,789

Investment Funds
United States	97,193,777	—	—	97,193,777

TOTAL INVESTMENT FUNDS	97,193,777	—	—	97,193,777

Short-Term Investments	729,050	—	—	729,050

Total Investments	7,999,445,958	2,611,622,658	—	10,611,068,616

Total	$7,999,445,958	$2,611,622,658	$—	$10,611,068,616

Resource Transition Fund
Asset Valuation Inputs
Common Stocks
Argentina	$205,972	$—	$—	$205,972
Australia	—	606,674	—	606,674
Brazil	—	6,061,269	—	6,061,269
Canada	9,188,949	—	—	9,188,949
China	—	1,168,371	—	1,168,371
Denmark	—	2,611,399	—	2,611,399
Finland	—	3,149,861	—	3,149,861
France	—	2,810,482	—	2,810,482
Italy	—	939,500	—	939,500
Japan	—	373,603	—	373,603
Mexico	1,266,532	—	—	1,266,532
Netherlands	—	646,178	—	646,178
Norway	—	1,832,983	—	1,832,983
South Africa	—	2,893,433	—	2,893,433
United Kingdom	—	13,318,413	—	13,318,413
United States	39,343,004	—	—	39,343,004

TOTAL COMMON STOCKS	50,004,457	36,412,166	—	86,416,623

Preferred Stocks
Brazil	—	4,832,782	—	4,832,782
Chile	3,088,645	—	—	3,088,645

TOTAL PREFERRED STOCKS	3,088,645	4,832,782	—	7,921,427

Investment Funds
United States	2,756,093	—	—	2,756,093

TOTAL INVESTMENT FUNDS	2,756,093	—	—	2,756,093

Description	Level 1	Level 2	Level 3		Total
Resource Transition Fund (continued)
Asset Valuation Inputs (continued)
Short-Term Investments	$214,401	$—	$—		$214,401

Total Investments	56,063,596	41,244,948	—		97,308,544

Total	$56,063,596	$41,244,948	$—		$97,308,544

Resources Fund
Asset Valuation Inputs
Common Stocks
Argentina	$81,339,957	$—	$—		$81,339,957
Australia	—	11,334,253	—		11,334,253
Austria	—	6,355,727	—		6,355,727
Brazil	—	50,158,259	—		50,158,259
Canada	89,202,616	—	—		89,202,616
China	—	8,888,804	—		8,888,804
Denmark	—	20,350,579	—		20,350,579
Finland	—	23,251,822	—		23,251,822
France	—	21,351,230	—		21,351,230
Hong Kong	—	4,776,147	—		4,776,147
Hungary	—	5,767,838	—		5,767,838
Italy	—	7,130,410	—		7,130,410
Japan	—	7,629,140	—		7,629,140
Mexico	9,611,011	—	—		9,611,011
Netherlands	—	4,909,857	—		4,909,857
Norway	—	33,853,570	—		33,853,570
Pakistan	—	1,102,573	—		1,102,573
Portugal	—	49,515,207	—		49,515,207
Russia	—	—	0	§	0	§
Singapore	—	—	2		2
South Africa	—	22,026,854	—		22,026,854
Ukraine	—	2,462,122	—		2,462,122
United Kingdom	4,871,790	208,644,190	—		213,515,980
United States	434,598,394	—	—		434,598,394

TOTAL COMMON STOCKS	619,623,768	489,508,582	2		1,109,132,352

Preferred Stocks
Brazil	—	75,148,287	—		75,148,287
Chile	22,772,656	—	—		22,772,656
Russia	—	—	0	§	0	§

TOTAL PREFERRED STOCKS	22,772,656	75,148,287	0	§	97,920,943

Investment Funds
United States	10,117,502	—	—		10,117,502

TOTAL INVESTMENT FUNDS	10,117,502	—	—		10,117,502

Short-Term Investments	378,689	—	—		378,689

Total Investments	652,892,615	564,656,869	2		1,217,549,486

Total	$652,892,615	$564,656,869	$2		$1,217,549,486

Small Cap Quality Fund
Asset Valuation Inputs
Common Stocks	$544,734,691	$—	$—		$544,734,691
Investment Funds	16,795,071	—	—		16,795,071
Short-Term Investments	138,657	—	—		138,657

Total Investments	561,668,419	—	—		561,668,419

Total	$561,668,419	$—	$—		$561,668,419

Description	Level 1	Level 2	Level 3	Total
U.S. Equity Fund
Asset Valuation Inputs
Common Stocks	$179,988,061	$—	$—	$179,988,061
Debt Obligations	425,623	—	—	425,623
Investment Funds	560,172	—	—	560,172

Short-Term Investments	411,025	—	—	411,025

Total Investments	181,384,881	—	—	181,384,881

Derivatives^
Futures Contracts
Equity Risk	32,181	—	—	32,181

Total	$181,417,062	$—	$—	$181,417,062

U.S. Opportunistic Value Fund
Asset Valuation Inputs
Common Stocks	$405,209,348	$—	$—	$405,209,348
Investment Funds	2,593,974	—	—	2,593,974
Short-Term Investments	1,447,085	—	—	1,447,085

Total Investments	409,250,407	—	—	409,250,407

Total	$409,250,407	$—	$—	$409,250,407

U.S. Small Cap Value Fund
Asset Valuation Inputs
Common Stocks	$34,206,252	$—	$—	$34,206,252
Investment Funds	34,397	—	—	34,397
Short-Term Investments	215,940	—	—	215,940

Total Investments	34,456,589	—	—	34,456,589

Total	$34,456,589	$—	$—	$34,456,589

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

§	Represents the interest in securities that were determined to have a value of zero at May 31, 2025.
^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ financial statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended May 31, 2025 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Climate Change Fund
GMO U.S. Treasury Fund, Class VI	$11,565,483	$40,492,556	$44,620,000	$93,068	$—	$84	$(84)	$7,438,039

Emerging Markets ex-China Fund
GMO U.S. Treasury Fund, Class VI	$344,450	$1,205,219	$1,000,000	$5,202	$—	$—	$—	$549,669

Emerging Markets Fund
Anilana Hotels & Properties Ltd.	$316,968	$—	$—	$—	$—	$—	$(4,422)	$312,546
GMO U.S. Treasury Fund, Class VI	12,532,067	24,573,912	33,575,000	71,515	—	—	—	3,530,979

Totals	$12,849,035	$24,573,912	$33,575,000	$71,515	$—	$—	$(4,422)	$3,843,525

International Equity Fund
GMO U.S. Treasury Fund, Class VI	$51,870,555	$60,700,001	$50,000,000	$683,270	$—	$73,394	$(73,395)	$62,570,555

International Opportunistic Value Fund
GMO U.S. Treasury Fund, Class VI	$2,486	$28,600,000	$28,581,000	$52,498	$—	$—	$—	$21,486

Japan Value Creation Fund
GMO U.S. Treasury Fund, Class VI	$5,739,519	$8,049,134	$12,800,000	$50,653	$—	$7,786	$(7,786)	$988,653

Quality Fund
GMO U.S. Treasury Fund, Class VI	$51,968,777	$467,800,000	$422,575,000	$1,406,377	$—	$—	$—	$97,193,777

Resource Transition Fund
GMO U.S. Treasury Fund, Class VI	$1,187,313	$4,668,780	$3,100,000	$18,559	$—	$150	$(150)	$2,756,093

Resources Fund
Kosmos Energy Ltd.	$76,344,437	$12,192,906	$4,570,631	$—	$—	$(4,067,736)	$(30,391,237)	$49,507,739
GMO U.S. Treasury Fund, Class VI	26,840,502	161,100,000	177,823,000	231,272	—	31,855	(31,855)	10,117,502

Totals	$103,184,939	$173,292,906	$182,393,631	$231,272	$—	$(4,035,881)	$(30,423,092)	$59,625,241

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Small Cap Quality Fund
GMO U.S. Treasury Fund, Class VI	$9,943,792	$39,451,278	$32,600,000	$150,546	$—	$6,338	$(6,337)	$16,795,071

U.S. Equity Fund
GMO U.S. Treasury Fund, Class VI	$460,172	$3,100,000	$3,000,000	$14,922	$—	$—	$—	$560,172

U.S. Opportunistic Value Fund
GMO U.S. Treasury Fund, Class VI	$2,208,334	$6,435,640	$6,050,000	$36,218	$—	$—	$—	$2,593,974

U.S. Small Cap Value Fund
GMO U.S. Treasury Fund, Class VI	$84,397	$300,001	$350,000	$1,405	$—	$168	$(169)	$34,397

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2025 through May 31, 2025. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2026.

Subsequent events

Subsequent to May 31, 2025, GMO International Opportunistic Value Fund and GMO U.S. Opportunistic Value Fund received redemption requests in the amounts of $107,520,198 and $123,687,677, respectively.

***

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 20.4%

	U.S. Government — 20.4%

6,910,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.18%, 4.48%, due 07/31/26 (a)	6,919,155

	TOTAL DEBT OBLIGATIONS (COST $6,909,948)	6,919,155

	SHORT-TERM INVESTMENTS — 92.4%

	Money Market Funds — 7.0%

2,360,345	State Street Institutional Treasury Money Market Fund – Premier Class, 4.22% (b)	2,360,345

	Repurchase Agreements — 85.4%

28,999,360	Nomura Securities International, Inc. Repurchase Agreement, dated 05/30/25 maturing on 06/02/25 with a maturity value of $29,009,823 and an effective yield of 4.33%, collateralized by a U.S. Treasury Note with maturity date 07/15/27 and a market value of $29,627,591.	28,999,360

	TOTAL SHORT-TERM INVESTMENTS (COST $31,359,705)	31,359,705

	TOTAL INVESTMENTS — 112.8% (Cost $38,269,653)	38,278,860

	Other Assets and Liabilities (net) — (12.8)%	(4,328,898)

	TOTAL NET ASSETS — 100.0%	$33,949,962

A summary of outstanding financial instruments at May 31, 2025 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
99	U.S. Long Bond (CBT)	September 2025	11,165,344	63,033
97	U.S. Treasury Note 10 Yr. (CBT)	September 2025	10,742,750	59,059
55	U.S. Treasury Note 2 Yr. (CBT)	September 2025	11,409,063	14,515
213	U.S. Treasury Note 5 Yr. (CBT)	September 2025	23,043,937	48,962

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
204	U.S. Treasury Ultra 10 Yr. (CBT)	September 2025	22,959,562	43,703
67	U.S. Ultra Bond (CBT)	September 2025	7,776,188	54,883

			$87,096,844	$284,155

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2025 (Unaudited)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.EM.S43	USD	12,200,000	1.00%	1.72%	N/A	06/20/2030	Quarterly	$431,880	$389,997	$(41,883)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2025, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

As of May 31, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2025.

The rates shown on variable rate notes are the current interest rates at May 31, 2025, which are subject to change based on the terms of the security.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Par Value†		Description	Value ($)

		DEBT OBLIGATIONS — 96.4%

		Albania — 2.4%

		Corporate Debt — 0.8%

EUR	17,500,000	Delphos Securities SARL - Compartment Bernina, 7.63%, due 04/08/35	19,412,420

		Sovereign and Sovereign Agency Issuers — 1.6%

	36,649,849	Albania Government International Bonds, Zero Coupon, due 08/31/25 (a) (b)	36,247,215

		Total Albania	55,659,635

		Angola — 0.8%

		Sovereign and Sovereign Agency Issuers — 0.8%

	17,000,000	Angola Government International Bonds, Reg S, 9.38%, due 05/08/48	12,469,500

	7,200,000	Angola Government International Bonds, Reg S, 9.13%, due 11/26/49	5,166,000

		Total Angola	17,635,500

		Argentina — 3.7%

		Sovereign and Sovereign Agency Issuers — 3.7%

EUR	2,869,273	Argentina Government International Bonds, Step Up, 3.75%, due 07/09/46	2,054,116

	8,721,642	Argentina Republic Government International Bonds, 1.00%, due 07/09/29	7,155,777

	21,061,474	Argentina Republic Government International Bonds, Step Up, 0.75%, due 07/09/30	16,480,603

JPY	270,265,556	Argentina Republic Government International Bonds, 4.33%, due 12/31/33 (c)	386,912

EUR	7,800,000	Argentina Republic Government International Bonds, Step Up, 3.88%, due 07/09/35	5,716,878

EUR	20,160,000	Argentina Republic Government International Bonds, Step Up, 4.25%, due 01/09/38	15,737,339

JPY	246,273,000	Argentina Republic Government International Bonds, 0.67%, due 12/31/38 (c)	215,646

EUR	6,060,000	Argentina Republic Government International Bonds, Step Up, 3.00%, due 07/09/41	4,167,236

	48,987,750	Argentina Republic Government International Bonds, Step Up, 4.13%, due 07/09/46	32,009,575

		Total Argentina	83,924,082

		Armenia — 0.4%

		Sovereign and Sovereign Agency Issuers — 0.4%

	6,900,000	Republic of Armenia International Bonds, Reg S, 3.60%, due 02/02/31	5,854,236

Par Value†		Description	Value ($)
		Armenia — continued

		Sovereign and Sovereign Agency Issuers — continued

	4,100,000	Republic of Armenia International Bonds, Reg S, 6.75%, due 03/12/35	3,904,865

		Total Armenia	9,759,101

		Bahamas — 0.7%

		Sovereign and Sovereign Agency Issuers — 0.7%

	4,000,000	Bahamas Government International Bonds, Reg S, 9.00%, due 06/16/29	4,136,800

	11,840,000	Bahamas Government International Bonds, Reg S, 8.95%, due 10/15/32	12,313,600

		Total Bahamas	16,450,400

		Bahrain — 2.1%

		Sovereign and Sovereign Agency Issuers — 2.1%

	37,296,000	Bahrain Government International Bonds, Reg S, 6.00%, due 09/19/44 (d)	30,419,736

	22,550,000	Bahrain Government International Bonds, Reg S, 6.25%, due 01/25/51 (d)	18,387,721

		Total Bahrain	48,807,457

		Barbados — 0.5%

		Sovereign and Sovereign Agency Issuers — 0.5%

	12,618,000	Barbados Government International Bonds, Reg S, 6.50%, due 10/01/29	12,012,967

		Belarus — 0.8%

		Sovereign and Sovereign Agency Issuers — 0.8%

	7,504,000	Development Bank of the Republic of Belarus JSC, Reg S, 6.75%, due 05/02/24 (e)	4,277,280

	18,400,000	Republic of Belarus International Bonds, Reg S, 6.20%, due 02/28/30 (c) (e)	13,984,000

		Total Belarus	18,261,280

		Benin — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%

EUR	3,350,000	Benin Government International Bonds, Reg S, 6.88%, due 01/19/52	3,044,661

		Bolivia — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

	7,600,000	Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28 (d)	5,073,000

		Brazil — 1.5%

		Corporate Debt — 0.9%

	1,800,000	Braskem Netherlands Finance BV, Reg S, 8.00%, due 10/15/34	1,606,500

	12,014,797	MV24 Capital BV, Reg S, 6.75%, due 06/01/34	11,514,141

	7,235,614	Yinson Boronia Production BV, Reg S, 8.95%, due 07/31/42	7,538,063

			20,658,704

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Par Value†		Description	Value ($)
		Brazil — continued

		Sovereign and Sovereign Agency Issuers — 0.6%

	9,900,000	Brazil Government International Bonds, 4.75%, due 01/14/50	6,817,833

BRL	43,205,791	Rio Smart Lighting SARL, Reg S, 12.25%, due 09/20/32 (f)	7,032,349

			13,850,182

		Total Brazil	34,508,886

		Bulgaria — 0.1%

		Corporate Debt — 0.1%

EUR	2,500,000	Eastern European Electric Co. BV, 144A, 6.50%, due 05/15/30	2,885,196

		Cameroon — 0.8%

		Sovereign and Sovereign Agency Issuers — 0.8%

EUR	19,550,000	Republic of Cameroon International Bonds, Reg S, 5.95%, due 07/07/32	17,182,622

		Chile — 1.6%

		Corporate Debt — 0.8%

	15,951,000	Enel Generacion Chile SA, 8.13%, due 02/01/97 (a)	13,937,984

	4,565,000	EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, Reg S, 5.38%, due 12/30/30	3,942,882

			17,880,866

		Sovereign and Sovereign Agency Issuers — 0.8%

	3,720,000	Chile Electricity Lux MPC SARL, Reg S, 6.01%, due 01/20/33	3,794,400

	4,200,000	Chile Government International Bonds, 3.10%, due 05/07/41	3,049,200

	4,985,275	Chile Electricity Lux MPC II SARL, Reg S, 5.58%, due 10/20/35	4,952,871

	1,142,000	Empresa Nacional del Petroleo, Reg S, 3.45%, due 09/16/31	991,542

	8,650,000	Empresa Nacional del Petroleo, Reg S, 4.50%, due 09/14/47	6,357,836

			19,145,849

		Total Chile	37,026,715

		China — 0.0%

		Corporate Debt — 0.0%

	10,200,000	China Evergrande Group, Reg S, 11.50%, due 01/22/23 (e)	127,500

	13,000,000	China Evergrande Group, Reg S, 12.00%, due 01/22/24 (e)	162,500

	6,800,000	China Evergrande Group, Reg S, 10.50%, due 04/11/24 (e)	85,000

	5,500,000	Scenery Journey Ltd., Reg S, 11.50%, due 10/24/22 (e)	68,750

	1,900,000	Scenery Journey Ltd., Reg S, 13.00%, due 11/06/22 (e)	23,750

Par Value†		Description	Value ($)

		China — continued

		Corporate Debt — continued

	3,300,000	Scenery Journey Ltd., Reg S, 12.00%, due 10/24/23 (e)	41,250

	3,700,000	Scenery Journey Ltd., Reg S, 13.75%, due 11/06/23 (e)	46,250

		Total China	555,000

		Colombia — 4.5%

		Corporate Debt — 0.7%

	10,890,000	AI Candelaria Spain SA, Reg S, 5.75%, due 06/15/33	9,059,391

COP	27,228,422,992	PA Autopista Rio Magdalena, Reg S, 6.05%, due 06/15/36	5,439,131

			14,498,522

		Sovereign and Sovereign Agency Issuers — 3.8%

	992,000	Colombia Government International Bonds, 8.38%, due 02/15/27 (a)	1,021,906

	2,800,000	Colombia Government International Bonds, 11.85%, due 03/09/28 (a)	3,168,433

	11,000,000	Colombia Government International Bonds, 4.13%, due 02/22/42	6,886,000

	60,600,000	Colombia Government International Bonds, 5.63%, due 02/26/44	44,101,650

	21,970,000	Colombia Government International Bonds, 5.00%, due 06/15/45	14,588,080

	8,000,000	Colombia Government International Bonds, 5.20%, due 05/15/49	5,264,000

	2,850,000	Ecopetrol SA, 8.38%, due 01/19/36	2,710,464

	7,720,000	Ecopetrol SA, 5.88%, due 05/28/45	5,196,332

COP	18,236,000,000	Empresas Publicas de Medellin ESP, Reg S, 8.38%, due 11/08/27	3,993,925

			86,930,790

		Total Colombia	101,429,312

		Congo Republic (Brazzaville) — 1.0%

		Sovereign and Sovereign Agency Issuers — 1.0%

	27,565,247	Congolese International Bonds, Reg S, Step Up, 6.00%, due 06/30/29 (c)	22,943,382

		Costa Rica — 1.2%

		Sovereign and Sovereign Agency Issuers — 1.2%

	4,400,000	Costa Rica Government International Bonds, Reg S, 6.55%, due 04/03/34	4,521,000

	21,131,000	Costa Rica Government International Bonds, Reg S, 7.16%, due 03/12/45	21,617,013

		Total Costa Rica	26,138,013

		Cote D’Ivoire — 0.8%

		Sovereign and Sovereign Agency Issuers — 0.8%

EUR	21,050,000	Ivory Coast Government International Bonds, Reg S, 6.63%, due 03/22/48	18,142,524

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Par Value†		Description	Value ($)

		Czech Republic — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

	4,058,000	CEZ AS, Reg S, 5.63%, due 04/03/42	3,565,263

		Dominican Republic — 1.9%

		Corporate Debt — 0.2%

	3,375,000	Polaris Renewable Energy, Inc., 9.50%, due 12/03/29	3,455,930

		Sovereign and Sovereign Agency Issuers — 1.7%

DOP	60,500,000	Dominican Republic International Bonds, Reg S, 13.63%, due 02/03/33	1,170,554

DOP	230,000,000	Dominican Republic International Bonds, Reg S, 10.75%, due 06/01/36	3,857,109

	1,000,000	Dominican Republic International Bonds, Reg S, 5.30%, due 01/21/41	844,000

	40,654,000	Dominican Republic International Bonds, Reg S, 5.88%, due 01/30/60	33,437,915

			39,309,578

		Total Dominican Republic	42,765,508

		Ecuador — 3.0%

		Sovereign and Sovereign Agency Issuers — 3.0%

	5,546,892	Ecuador Government International Bonds, Reg S, Zero Coupon, due 07/31/30	3,472,354

	27,126,250	Ecuador Government International Bonds, Reg S, Step Up, 6.90%, due 07/31/30	20,968,591

	54,193,988	Ecuador Government International Bonds, Reg S, Step Up, 5.50%, due 07/31/35	33,700,196

	16,603,750	Ecuador Government International Bonds, Reg S, Step Up, 5.00%, due 07/31/40	8,916,214

	2,196,971	Ecuador Social Bonds SARL, Reg S, Zero Coupon, due 01/30/35	1,536,913

		Total Ecuador	68,594,268

		Egypt — 3.2%

		Sovereign and Sovereign Agency Issuers — 3.2%

	21,270,000	Egypt Government International Bonds, Reg S, 8.50%, due 01/31/47	16,266,658

	21,800,000	Egypt Government International Bonds, Reg S, 8.70%, due 03/01/49	16,922,250

	22,330,000	Egypt Government International Bonds, Reg S, 8.88%, due 05/29/50	17,584,875

	31,764,000	Egypt Government International Bonds, Reg S, 8.15%, due 11/20/59	23,038,747

		Total Egypt	73,812,530

		El Salvador — 0.9%

		Sovereign and Sovereign Agency Issuers — 0.9%

	24,000,000	El Salvador Government International Bonds, Reg S, 7.12%, due 01/20/50	19,476,000

Par Value†	Description	Value ($)

	Ethiopia — 0.1%

	Sovereign and Sovereign Agency Issuers — 0.1%

2,690,000	Ethiopia International Bonds, Reg S, 6.63%, due 12/11/24 (e)	2,394,100

	Gabon — 0.6%

	Sovereign and Sovereign Agency Issuers — 0.6%

1,900,000	Gabon Blue Bond Master Trust, Reg S, 6.10%, due 08/01/38	1,894,281

5,800,000	Gabon Government International Bonds, Reg S, 6.63%, due 02/06/31	4,328,250

9,600,000	Gabon Government International Bonds, Reg S, 7.00%, due 11/24/31	7,140,768

	Total Gabon	13,363,299

	Ghana — 2.0%

	Sovereign and Sovereign Agency Issuers — 2.0%

1,896,000	Ghana Government International Bonds, Reg S, Zero Coupon, due 07/03/26	1,834,380

18,118,000	Ghana Government International Bonds, Step Up, Reg S, 5.00%, due 07/03/29	16,487,380

4,520,990	Ghana Government International Bonds, Reg S, Zero Coupon, due 01/03/30	3,673,304

27,492,000	Ghana Government International Bonds, Step Up, Reg S, 5.00%, due 07/03/35	20,275,350

6,469,920	Saderea DAC, Reg S, 12.50%, due 11/30/26 (e)	4,077,926

	Total Ghana	46,348,340

	Grenada — 0.2%

	Sovereign and Sovereign Agency Issuers — 0.2%

3,638,684	Grenada Government International Bonds, Reg S, 7.00%, due 05/12/30	3,507,618

	Guatemala — 1.2%

	Sovereign and Sovereign Agency Issuers — 1.2%

3,315,000	Guatemala Government Bonds, Reg S, 8.13%, due 10/06/34	3,633,240

4,860,000	Guatemala Government Bonds, Reg S, 6.60%, due 06/13/36	4,873,820

4,600,000	Guatemala Government Bonds, Reg S, 4.65%, due 10/07/41	3,570,894

16,700,000	Guatemala Government Bonds, Reg S, 6.13%, due 06/01/50	14,762,800

	Total Guatemala	26,840,754

	Honduras — 0.2%

	Sovereign and Sovereign Agency Issuers — 0.2%

2,450,000	Honduras Government International Bonds, Reg S, 5.63%, due 06/24/30 (d)	2,261,963

2,550,000	Honduras Government International Bonds, Reg S, 8.63%, due 11/27/34 (d)	2,586,337

	Total Honduras	4,848,300

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Par Value†	Description	Value ($)

	Hungary — 1.9%

	Sovereign and Sovereign Agency Issuers — 1.9%

32,750,000	Hungary Government International Bonds, Reg S, 5.50%, due 03/26/36	30,961,850

22,400,000	Hungary Government International Bonds, Reg S, 3.13%, due 09/21/51	13,011,264

	Total Hungary	43,973,114

	India — 0.9%

	Corporate Debt — 0.9%

16,088,544	Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, Reg S, 6.70%, due 03/12/42 (d)	14,359,026

8,851,000	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharashtra, Reg S, 4.63%, due 10/15/39	7,080,800

	Total India	21,439,826

	Indonesia — 0.9%

	Corporate Debt — 0.3%

2,908,800	LLPL Capital Pte. Ltd., Reg S, 6.88%, due 02/04/39	2,883,348

3,980,000	Minejesa Capital BV, Reg S, 5.63%, due 08/10/37	3,701,400

		6,584,748

	Sovereign and Sovereign Agency Issuers — 0.6%

6,500,000	Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, Reg S, 5.80%, due 05/15/50	5,933,720

2,800,000	Indonesia Government International Bonds, 4.85%, due 01/11/33	2,761,500

3,391,000	Indonesia Government International Bonds, 5.45%, due 09/20/52	3,207,886

2,800,000	Perusahaan Penerbit SBSN Indonesia III, Reg S, 4.70%, due 06/06/32	2,748,900

		14,652,006

	Total Indonesia	21,236,754

	Iraq — 0.4%

	Corporate Debt — 0.4%

9,350,000	Pearl Petroleum Co. Ltd., Reg S, 13.00%, due 05/15/28	9,720,447

	Israel — 1.1%

	Sovereign and Sovereign Agency Issuers — 1.1%

13,983,000	Israel Electric Corp. Ltd., Reg S, 8.10%, due 12/15/96	18,010,803

11,550,000	State of Israel, Reg S, 3.80%, due 05/13/60	7,172,550

	Total Israel	25,183,353

Par Value†	Description	Value ($)

	Jamaica — 0.3%

	Corporate Debt — 0.2%

5,081,315	TransJamaican Highway Ltd., Reg S, 5.75%, due 10/10/36	4,639,139

	Sovereign and Sovereign Agency Issuers — 0.1%

2,675,000	Jamaica Government International Bonds, 7.88%, due 07/28/45	3,063,758

	Total Jamaica	7,702,897

	Jordan — 1.0%

	Sovereign and Sovereign Agency Issuers — 1.0%

25,745,000	Jordan Government International Bonds, Reg S, 7.38%, due 10/10/47	22,179,317

	Kazakhstan — 0.4%

	Sovereign and Sovereign Agency Issuers — 0.4%

9,680,000	KazMunayGas National Co. JSC, Reg S, 6.38%, due 10/24/48	8,636,399

	Kenya — 1.4%

	Sovereign and Sovereign Agency Issuers — 1.4%

10,900,000	Republic of Kenya Government International Bonds, Reg S, 9.50%, due 03/05/36	9,940,800

27,074,000	Republic of Kenya Government International Bonds, Reg S, 8.25%, due 02/28/48 (d)	21,337,832

	Total Kenya	31,278,632

	Kyrgyzstan — 0.2%

	Sovereign and Sovereign Agency Issuers — 0.2%

3,860,000	Kyrgyz Republic International Bonds, 144A, 7.75%, due 06/03/30	3,786,660

	Latvia — 0.3%

	Sovereign and Sovereign Agency Issuers — 0.3%

6,850,000	Latvia Government International Bonds, Reg S, 5.13%, due 07/30/34	6,729,920

	Lebanon — 1.0%

	Sovereign and Sovereign Agency Issuers — 1.0%

6,200,000	Lebanon Government International Bonds, Reg S, 6.85%, due 03/23/27 (e)	1,072,600

5,047,000	Lebanon Government International Bonds, Reg S, 7.00%, due 03/20/28 (d) (e)	873,131

55,005,000	Lebanon Government International Bonds, Reg S, 7.15%, due 11/20/31 (e)	9,515,865

19,100,000	Lebanon Government International Bonds, Reg S, 8.20%, due 05/17/33 (e)	3,304,300

51,714,000	Lebanon Government International Bonds, Reg S, 8.25%, due 05/17/34 (d) (e)	8,946,522

	Total Lebanon	23,712,418

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Par Value†		Description	Value ($)

		Mexico — 6.6%

		Corporate Debt — 0.4%

	12,140,000	Braskem Idesa SAPI, Reg S, 6.99%, due 02/20/32 (d)	8,965,390

		Sovereign and Sovereign Agency Issuers — 6.2%

	5,000,000	Comision Federal de Electricidad, Reg S, 5.00%, due 07/30/49	4,040,000

	2,280,000	Mexico Government International Bonds, 5.75%, due 10/12/2110	1,721,685

GBP	53,906,000	Mexico Government International Bonds, 5.63%, due 03/19/2114	49,679,067

	4,700,000	Petroleos Mexicanos, Reg S, 6.63%, due 06/29/25	2,961,000

	113,500,000	Petroleos Mexicanos, 7.69%, due 01/23/50	83,581,400

			141,983,152

		Total Mexico	150,948,542

		Mongolia — 0.4%

		Sovereign and Sovereign Agency Issuers — 0.4%

	8,800,000	Development Bank of Mongolia LLC, 11.00%, due 03/07/26	8,932,000

		Montenegro — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%

	1,200,000	Montenegro Government International Bonds, Reg S, 7.25%, due 03/12/31	1,230,300

		Morocco — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

	5,700,000	Morocco Government International Bonds, Reg S, 4.00%, due 12/15/50	3,759,150

		Mozambique — 0.3%

		Sovereign and Sovereign Agency Issuers — 0.3%

	8,276,000	Mozambique International Bonds, Reg S, Step Up, 9.00%, due 09/15/31	6,737,161

		Nigeria — 0.7%

		Sovereign and Sovereign Agency Issuers — 0.7%

	20,750,000	Nigeria Government International Bonds, Reg S, 8.25%, due 09/28/51	16,166,533

		Oman — 1.5%

		Sovereign and Sovereign Agency Issuers — 1.5%

	34,200,000	Oman Government International Bonds, Reg S, 6.75%, due 01/17/48	34,343,298

		Pakistan — 0.6%

		Sovereign and Sovereign Agency Issuers — 0.6%

	11,300,000	Pakistan Government International Bonds, Reg S, 7.88%, due 03/31/36	8,856,375

	2,900,000	Pakistan Government International Bonds, Reg S, 8.88%, due 04/08/51	2,273,600

Par Value†	Description	Value ($)

	Pakistan — continued

	Sovereign and Sovereign Agency Issuers — continued

4,426,000	Pakistan Water & Power Development Authority, Reg S, 7.50%, due 06/04/31	3,385,890

	Total Pakistan	14,515,865

	Panama — 1.4%

	Sovereign and Sovereign Agency Issuers — 1.4%

8,937,000	Panama Government International Bonds, 8.13%, due 04/28/34	9,473,220

4,600,000	Panama Government International Bonds, 4.50%, due 04/16/50	2,925,600

32,500,000	Panama Government International Bonds, 4.50%, due 04/01/56	19,950,937

	Total Panama	32,349,757

	Peru — 2.4%

	Corporate Debt — 0.4%

8,967,384	Peru LNG SRL, Reg S, 5.38%, due 03/22/30	8,272,412

	Sovereign and Sovereign Agency Issuers — 2.0%

6,200,000	Peru Government International Bonds, 5.88%, due 08/08/54	5,849,700

10,800,000	Peru Government International Bonds, 3.60%, due 01/15/72	6,528,600

54,145,000	Petroleos del Peru SA, Reg S, 5.63%, due 06/19/47	32,757,725

		45,136,025

	Total Peru	53,408,437

	Philippines — 0.5%

	Sovereign and Sovereign Agency Issuers — 0.5%

3,500,000	Bangko Sentral ng Pilipinas International Bonds, 8.60%, due 06/15/97 (c)	4,733,750

10,400,000	Philippines Government International Bonds, 3.20%, due 07/06/46	7,137,000

	Total Philippines	11,870,750

	Poland — 3.5%

	Sovereign and Sovereign Agency Issuers — 3.5%

36,900,000	Republic of Poland Government International Bonds, 5.13%, due 09/18/34	36,503,325

30,000,000	Republic of Poland Government International Bonds, 5.38%, due 02/12/35	29,870,700

1,650,000	Republic of Poland Government International Bonds, 5.50%, due 04/04/53	1,500,263

11,700,000	Republic of Poland Government International Bonds, 5.50%, due 03/18/54	10,584,112

	Total Poland	78,458,400

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Par Value†		Description	Value ($)
		Republic of North Macedonia — 0.6%

		Sovereign and Sovereign Agency Issuers — 0.6%

EUR	11,900,000	North Macedonia Government International Bonds, Reg S, 1.63%, due 03/10/28	12,523,869

		Romania — 3.8%

		Sovereign and Sovereign Agency Issuers — 3.8%

	23,258,000	Romania Government International Bonds, Reg S, 6.38%, due 01/30/34	22,176,736

	34,450,000	Romania Government International Bonds, Reg S, 5.75%, due 03/24/35	30,898,205

EUR	12,300,000	Romania Government International Bonds, Reg S, 5.63%, due 02/22/36	13,014,670

	10,310,000	Romania Government International Bonds, Reg S, 7.50%, due 02/10/37	10,351,755

EUR	4,500,000	Romania Government International Bonds, Reg S, 2.88%, due 04/13/42	3,147,161

	1,900,000	Romania Government International Bonds, Reg S, 5.13%, due 06/15/48	1,385,100

EUR	4,500,000	Romania Government International Bonds, Reg S, 3.38%, due 01/28/50	3,044,383

	2,360,000	Romania Government International Bonds, Reg S, 7.63%, due 01/17/53	2,279,453

		Total Romania	86,297,463

		Russia — 0.0%

		Sovereign and Sovereign Agency Issuers — 0.0%

	6,870,000	GTLK Europe Capital DAC, Reg S, 4.65%, due 03/10/27 (a) (e) (g)	3,435

	5,200,000	GTLK Europe Capital DAC, Reg S, 4.80%, due 02/26/28 (a) (e) (g)	2,600

	6,800,000	GTLK Europe Capital DAC, Reg S, 4.35%, due 02/27/29 (a) (e) (g)	3,400

	20,000,000	Russia Foreign Bonds - Eurobond, 144A, 5.10%, due 03/28/35 (a) (e) (g)	10,000

	6,400,000	Russia Foreign Bonds - Eurobond, Reg S, 5.10%, due 03/28/35 (a) (e) (g)	3,200

		Total Russia	22,635

		Rwanda — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

	5,350,000	Rwanda International Government Bonds, Reg S, 5.50%, due 08/09/31	4,500,688

		Saudi Arabia — 2.1%

		Corporate Debt — 0.4%

	9,898,756	ACWA Power Management & Investments One Ltd., Reg S, 5.95%, due 12/15/39	9,805,015

		Sovereign and Sovereign Agency Issuers — 1.7%

	8,900,000	Saudi Government International Bonds, Reg S, 4.63%, due 10/04/47	7,236,768

	8,400,000	Saudi Government International Bonds, Reg S, 5.00%, due 01/18/53	6,985,104

Par Value†		Description	Value ($)
		Saudi Arabia — continued

		Sovereign and Sovereign Agency Issuers — continued

	11,440,000	Saudi Government International Bonds, Reg S, 3.75%, due 01/21/55	7,579,000

	28,600,000	Saudi Government International Bonds, Reg S, 3.45%, due 02/02/61	17,082,494

			38,883,366

		Total Saudi Arabia	48,688,381

		Senegal — 0.5%

		Sovereign and Sovereign Agency Issuers — 0.5%

EUR	2,400,000	Senegal Government International Bonds, Reg S, 4.75%, due 03/13/28 (d)	2,319,725

	13,050,000	Senegal Government International Bonds, Reg S, 6.75%, due 03/13/48	8,156,250

		Total Senegal	10,475,975

		Serbia — 0.7%

		Sovereign and Sovereign Agency Issuers — 0.7%

	9,500,000	Serbia International Bonds, Reg S, 6.00%, due 06/12/34	9,410,985

EUR	8,100,000	Serbia International Bonds, Reg S, 2.05%, due 09/23/36	6,808,762

		Total Serbia	16,219,747

		South Africa — 2.2%

		Sovereign and Sovereign Agency Issuers — 2.2%

ZAR	150,350,000	Eskom Holdings SOC Ltd., Zero Coupon, due 12/31/32	2,638,284

	51,390,000	Republic of South Africa Government International Bonds, 5.75%, due 09/30/49	37,129,275

	8,300,000	Transnet SOC Ltd., Reg S, 8.25%, due 02/06/28	8,462,348

ZAR	20,200,000	Transnet SOC Ltd., Reg S, 13.50%, due 04/18/28	1,133,312

		Total South Africa	49,363,219

		Sri Lanka — 1.7%

		Sovereign and Sovereign Agency Issuers — 1.7%

	4,621,404	Sri Lanka Government International Bonds, Reg S, 4.00%, due 04/15/28	4,307,148

	6,217,885	Sri Lanka Government International Bonds, Step Up, 144A, 3.10%, due 01/15/30 (d)	5,386,243

	12,196,276	Sri Lanka Government International Bonds, Step Up, Reg S, 3.35%, due 03/15/33	9,467,359

	8,235,292	Sri Lanka Government International Bonds, Step Up, Reg S, 3.60%, due 06/15/35	5,558,822

	5,715,484	Sri Lanka Government International Bonds, Step Up, 144A, 3.60%, due 05/15/36 (d)	4,436,645

	11,435,771	Sri Lanka Government International Bonds, Step Up, Reg S, 3.60%, due 02/15/38	8,899,889

		Total Sri Lanka	38,056,106

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Par Value†		Description	Value ($)
		Suriname — 1.0%

		Sovereign and Sovereign Agency Issuers — 1.0%

	14,787,851	Suriname Government International Bonds, Reg S, 7.95%, due 07/15/33 (d)	13,943,465

	8,195,000	Suriname Government International Bonds, Reg S, Variable Rate, 9.00%, due 12/31/50 (d)	8,850,600

		Total Suriname	22,794,065

		Tajikistan — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

	4,811,667	Republic of Tajikistan International Bonds, Reg S, 7.13%, due 09/14/27	4,729,724

		Trinidad And Tobago — 1.4%

		Sovereign and Sovereign Agency Issuers — 1.4%

	14,025,000	Heritage Petroleum Co. Ltd., Reg S, 9.00%, due 08/12/29	14,214,337

	11,620,000	Port of Spain Waterfront Development, Reg S, 7.88%, due 02/19/40	11,039,000

	6,200,000	Telecommunications Services of Trinidad & Tobago Ltd., Reg S, 8.88%, due 10/18/29	6,218,600

		Total Trinidad And Tobago	31,471,937

		Tunisia — 1.7%

		Sovereign and Sovereign Agency Issuers — 1.7%

JPY	5,411,700,000	Tunisian Republic, 4.30%, due 08/02/30 (c)	31,591,286

JPY	380,000,000	Tunisian Republic, 4.20%, due 03/17/31 (c)	2,205,080

JPY	730,000,000	Tunisian Republic, 3.50%, due 02/03/33	3,855,589

		Total Tunisia	37,651,955

		Turkey — 4.0%

		Corporate Debt — 1.6%

	40,100,000	Zorlu Enerji Elektrik Uretim AS, Reg S, 11.00%, due 04/23/30	34,909,055

		Sovereign and Sovereign Agency Issuers — 2.4%

	27,700,000	Turkiye Government International Bonds, 4.88%, due 04/16/43	18,732,125

	50,713,000	Turkiye Government International Bonds, 5.75%, due 05/11/47	36,285,151

			55,017,276

		Total Turkey	89,926,331

		Ukraine — 1.5%

		Sovereign and Sovereign Agency Issuers — 1.5%

	5,000,000	NPC Ukrenergo, Reg S, 6.88%, due 11/09/28 (e)	4,062,500

	2,211,014	Ukraine Government International Bonds, Step Up, 144A, Zero Coupon, due 02/01/30 (d)	1,066,814

	4,022,412	Ukraine Government International Bonds, Step Up, Reg S, 1.75%, due 02/01/34	1,960,926

Par Value†	Description	Value ($)
	Ukraine — continued

	Sovereign and Sovereign Agency Issuers — continued

18,426,157	Ukraine Government International Bonds, Step Up, Reg S, 3.00%, due 02/01/34	6,863,744

13,555,124	Ukraine Government International Bonds, Step Up, Reg S, 1.75%, due 02/01/35	6,506,460

6,982,158	Ukraine Government International Bonds, Step Up, Reg S, 3.00%, due 02/01/35	3,368,891

14,953,917	Ukraine Government International Bonds, Step Up, Reg S, 1.75%, due 02/01/36 (d)	7,028,341

5,818,464	Ukraine Government International Bonds, Step Up, Reg S, 3.00%, due 02/01/36	2,801,590

211,141	Ukraine Railways Via Rail Capital Markets PLC, Reg S, 7.88%, due 07/15/28 (e)	162,650

	Total Ukraine	33,821,916

	United Arab Emirates — 1.1%

	Sovereign and Sovereign Agency Issuers — 1.1%

12,700,000	Abu Dhabi Government International Bonds, Reg S, 3.13%, due 09/30/49	8,413,750

10,300,000	Finance Department Government of Sharjah, Reg S, 4.00%, due 07/28/50	6,437,500

16,400,000	Finance Department Government of Sharjah, Reg S, 4.38%, due 03/10/51	10,890,584

	Total United Arab Emirates	25,741,834

	United States — 2.3%

	Asset-Backed Securities — 0.2%

402,573	CWHEQ Revolving Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, Variable Rate, 1 mo. USD Term SOFR + 0.35%, 4.68%, due 12/15/35	387,682

46,978	CWHEQ Revolving Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, Variable Rate, 1 mo. USD Term SOFR + 0.35%, 4.68%, due 12/15/35	46,937

337,410	CWHEQ Revolving Home Equity Loan Trust, Series 06-D, Class 2A, XLCA, Variable Rate, 1 mo. USD Term SOFR + 0.31%, 4.64%, due 05/15/36	323,193

5,654,314	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. USD Term SOFR + 0.26%, 4.59%, due 11/25/36	1,798,140

5,705,254	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.33%, 4.66%, due 11/25/36	1,814,346

2,918,853	WaMu Asset-Backed Certificates WaMu Trust, Series 07-HE2, Class 2A4, Variable Rate, 1 mo. USD Term SOFR + 0.47%, 4.80%, due 04/25/37	1,061,396

		5,431,694

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Par Value†		Description	Value ($)

		United States — continued
		U.S. Government — 2.1%

	15,000,000	U.S. Treasury Bonds, 4.25%, due 08/15/54 (h)	13,413,281

	1,900,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 4.40%, due 01/31/27	1,900,633

	23,100,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 4.46%, due 04/30/27	23,113,278

	8,300,000	U.S. Treasury Notes, 3.88%, due 11/30/27 (h)	8,299,352

			46,726,544

		Total United States	52,158,238

		Uruguay — 0.8%

		Sovereign and Sovereign Agency Issuers — 0.8%

	1,900,000	Oriental Republic of Uruguay, 5.25%, due 09/10/60	1,669,150

UYU	622,600,000	Uruguay Government International Bonds, 9.75%, due 07/20/33	15,335,560

	2,218,000	Uruguay Government International Bonds, 5.10%, due 06/18/50	1,989,546

		Total Uruguay	18,994,256

		Uzbekistan — 1.4%

		Sovereign and Sovereign Agency Issuers — 1.4%

	3,300,000	Jscb Agrobank, Reg S, 9.25%, due 10/02/29	3,417,563

	5,200,000	Republic of Uzbekistan International Bonds, Reg S, 3.70%, due 11/25/30	4,446,000

	600,000	Republic of Uzbekistan International Bonds, Reg S, 6.95%, due 05/25/32	594,270

	7,200,000	Uzbek Industrial & Construction Bank ATB, Reg S, 8.95%, due 07/24/29	7,402,536

	9,850,000	Uzbekneftegaz JSC, Reg S, 4.75%, due 11/16/28	8,898,859

	7,100,000	Uzbekneftegaz JSC, 144A, 8.75%, due 05/07/30	7,149,700

		Total Uzbekistan	31,908,928

		Venezuela — 3.4%

		Sovereign and Sovereign Agency Issuers — 3.4%

	101,165,000	C.A. La Electricidad de Caracas, Reg S, 8.50%, due 04/10/18 (c) (e)	8,295,530

	137,200,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 05/16/24 (e)	16,258,200

	14,497,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 11/15/26 (e)	1,719,707

	64,470,000	Petroleos de Venezuela SA, Reg S, 9.75%, due 05/17/35 (e)	9,090,270

Par Value†		Description	Value ($)
		Venezuela — continued

		Sovereign and Sovereign Agency Issuers — continued

	24,228,000	Venezuela Government International Bonds, Reg S, 7.75%, due 10/13/19 (e)	3,452,490

	13,200,000	Venezuela Government International Bonds, Reg S, 6.00%, due 12/09/20 (e)	1,782,000

	29,650,000	Venezuela Government International Bonds, Reg S, 12.75%, due 08/23/22 (e)	5,233,225

	134,093,000	Venezuela Government International Bonds, Reg S, 9.00%, due 05/07/23 (e)	20,985,554

	59,200,000	Venezuela Government International Bonds, Reg S, 11.95%, due 08/05/31 (e)	10,360,000

		Total Venezuela	77,176,976

		Vietnam — 0.3%

		Sovereign and Sovereign Agency Issuers — 0.3%

	7,318,000	Vietnam Government International Bonds, Variable Rate, 6 mo. USD LIBOR + 0.81%, 5.44%, due 03/13/28	7,240,868

		Zambia — 0.8%

		Sovereign and Sovereign Agency Issuers — 0.8%

	10,060,577	Zambia Government International Bonds, Reg S, Step Up, 5.75%, due 06/30/33	9,026,853

	14,443,974	Zambia Government International Bonds, Reg S, 0.50%, due 12/31/53	8,774,714

		Total Zambia	17,801,567

		TOTAL DEBT OBLIGATIONS (COST $2,617,382,043)	2,192,822,321

		LOAN ASSIGNMENTS — 1.1%

		Serbia — 0.6%

	12,400,000	Telekom Srbija AD Beograd, 9.10%, due 06/13/29 (c)	14,009,183

		Turkey — 0.5%

	9,610,714	Meridiam Eastern Europe Investment S.à.r.l Loan Agreement, 8.85%, due 06/23/28 (a)	10,694,237

		TOTAL LOAN ASSIGNMENTS (COST $24,859,425)	24,703,420

		LOAN PARTICIPATIONS — 0.2%

		Angola — 0.2%

	3,514,286	Angola Government International Bonds Loan Agreement (Participation via Avenir Issuer II Ireland DAC), Reg S, 6.93%, due 02/19/27 (c)	3,296,207

		Iraq — 0.0%

EUR	336,241	Republic of Iraq Paris Club Loan Agreement (Participation with Credit Suisse), 4.50%, due 12/30/27 (a)	347,735

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Par Value†		Description	Value ($)
		LOAN PARTICIPATIONS — continued
		Russia — 0.0%

EUR	76,893,500	Russian Foreign Trade Obligations, (Participation with GML International Ltd.) (c) (e)	3

		Sudan — 0.0%

CHF	11,833,578	Republic of Sudan, Loan Agreement, Tranche A (Participation via Abu Dhabi Investment Company) (c) (e)	575,143

CHF	5,155,077	Republic of Sudan, Loan Agreement, Tranche B (Participation via Abu Dhabi Investment Company) (c) (e)	219,232

		Total Sudan	794,375

		TOTAL LOAN PARTICIPATIONS (COST $24,254,942)	4,438,320

		INVESTMENT FUNDS — 0.6%

		Colombia — 0.6%

	9,300,000	Bona Fide Investment Holdings II LLC (a) (i) (j)	13,426,857

		TOTAL INVESTMENT FUNDS (COST $9,300,000)	13,426,857

		RIGHTS/WARRANTS — 1.4%

		Argentina — 1.1%

EUR	239,989,676	Argentina Republic Government International Bonds GDP Linked, Variable Rate, Expires 12/15/35 (k)	23,778,027

JPY	1,723,445,000	Argentina Republic Government International Bonds GDP Linked, Variable Rate, Expires 12/15/35 (a) (k)	186,903

		Total Argentina	23,964,930

		Ukraine — 0.3%

	10,646,000	Ukraine Government International Bonds GDP Linked, Variable Rate, Reg S, Expires 08/01/41 (k)	7,691,735

		TOTAL RIGHTS/WARRANTS (COST $40,863,566)	31,656,665

		SHORT-TERM INVESTMENTS — 2.3%

		Money Market Funds — 0.1%

	2,050,209	State Street Institutional Treasury Money Market Fund – Premier Class, 4.22% (l)	2,050,209

		Repurchase Agreements — 2.2%

	29,999,753	Nomura Securities International, Inc. Repurchase Agreement, dated 05/30/25, maturing on 06/02/25 with a maturity value of $30,010,578 and an effective yield of 4.33%, collateralized by a U.S. Treasury Note with maturity date 07/15/27 and a market value of $30,649,656.	29,999,753

Par Value†	Description	Value ($)
	SHORT-TERM INVESTMENTS — continued

	Repurchase Agreements — continued

5,395,000	Barclays Bank PLC Repurchase Agreement, dated 04/30/25, to be returned on demand at face value plus an effective yield of 4.20%, collateralized by a Angolan Government International Bonds, 8.00%, due 11/26/29 and a market value of $5,574,530. (m)	5,395,000

3,035,244	Morgan Stanley & Co. International PLC Repurchase Agreement, dated 03/04/25, to be returned on demand at face value plus an effective yield of 4.15%, collateralized by a Republic of Kenya Government International Bonds, 7.25%, due 02/28/28 and a market value of $3,063,358. (m)	3,035,244

3,038,000	Morgan Stanley & Co. International PLC Repurchase Agreement, dated 03/05/25, to be returned on demand at face value plus an effective yield of 4.15%, collateralized by a Republic of Kenya Government International Bonds, 7.25%, due 02/28/28 and a market value of $3,063,358. (m)	3,038,000

9,312,500	Nomura Securities International, Inc. Repurchase Agreement, dated 09/05/24, to be returned on demand at face value plus an effective yield of 3.70%, collateralized by a Egypt Government International Bonds, 6.59%, due 02/21/28 and a market value of $9,986,400. (m)	9,312,500

	Total Repurchase Agreements	50,780,497

	TOTAL SHORT-TERM INVESTMENTS (COST $52,830,706)	52,830,706

	TOTAL INVESTMENTS — 102.0% (Cost $2,769,490,682)	2,319,878,289

	SECURITIES SOLD SHORT — (0.9)%

	Sovereign and Sovereign Agency Issuers — (0.9)%

	Angola — (0.2)%

(6,500,000)	Angola Government International Bonds, 8.00%, due 11/26/29	(5,603,650)

	Egypt — (0.4)%

(10,000,000)	Egypt Government International Bonds, 6.59%, due 02/21/28	(9,825,100)

	Kenya — (0.3)%

(6,200,000)	Republic of Kenya Government International Bonds, 7.25%, due 02/28/28	(6,028,074)

	TOTAL SOVEREIGN AND SOVEREIGN AGENCY ISSUERS (PROCEEDS $20,556,625)	(21,456,824)

	TOTAL SECURITIES SOLD SHORT — (0.9)% (PROCEEDS $(20,556,625))	(21,456,824)

	Other Assets and Liabilities (net) — (1.1)%	(23,725,863)

	TOTAL NET ASSETS — 100.0%	$2,274,695,602

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2025 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2025

Bona Fide Investment Holdings II LLC	06/07/23	$9,300,000	0.6%	$13,426,857

GTLK Europe Capital DAC, Reg S, 4.65%, due 03/10/27	04/30/20	6,683,045	0.0%	3,435

GTLK Europe Capital DAC, Reg S, 4.80%, due 02/26/28	03/12/21	5,275,241	0.0%	2,600

GTLK Europe Capital DAC, Reg S, 4.35%, due 02/27/29	01/26/22	5,890,814	0.0%	3,400

Russia Foreign Bonds - Eurobond, 144A, 5.10%, due 03/28/35	03/21/19	20,000,000	0.0%	10,000

Russia Foreign Bonds - Eurobond, Reg S, 5.10%, due 03/28/35	10/11/19	6,780,989	0.0%	3,200

				$13,449,492

A summary of outstanding financial instruments at May 31, 2025 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
08/04/2025	JPM	BRL	25,100,000	USD	4,364,762	38,817
07/14/2025	MSCI	EUR	700,000	USD	798,614	1,680
06/04/2025	MSCI	EUR	5,837,000	USD	6,628,066	53
07/14/2025	MSCI	USD	5,350,556	EUR	4,700,000	285
07/14/2025	SSB	USD	1,006,877	EUR	900,000	17,752
06/04/2025	SSB	USD	8,317,943	EUR	7,389,000	72,393
07/15/2025	JPM	USD	4,191,617	IDR	70,000,000,000	80,706
07/08/2025	JPM	USD	4,591,120	PEN	17,000,000	103,274
07/03/2025	BCLY	USD	14,852,884	TRY	620,000,000	457,043
06/03/2025	JPM	BRL	25,100,000	USD	4,340,383	(48,113)
08/15/2025	MSCI	COP	112,940,000,000	USD	26,550,378	(403,792)
07/14/2025	BOA	EUR	1,800,000	USD	2,037,417	(11,841)
07/14/2025	BCLY	EUR	170,000,000	USD	190,126,528	(3,414,548)
07/14/2025	MSCI	EUR	1,900,000	USD	2,146,923	(16,183)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
07/15/2025	BCLY	GBP	2,400,000	USD	3,208,157	(26,087)
07/15/2025	JPM	GBP	39,600,000	USD	51,962,843	(1,402,181)
07/14/2025	DB	JPY	4,120,100,000	USD	28,750,106	(15,531)
06/03/2025	JPM	USD	4,426,808	BRL	25,100,000	(38,312)
08/15/2025	GS	USD	765,493	COP	3,203,000,000	(1,068)
08/15/2025	MSCI	USD	2,608,031	COP	10,912,000,000	(3,781)
07/14/2025	DB	USD	2,050,765	EUR	1,800,000	(1,506)
07/14/2025	MSCI	USD	2,622,414	EUR	2,300,000	(3,917)
07/14/2025	SSB	USD	4,002,159	EUR	3,500,000	(17,490)
07/15/2025	SSB	USD	5,671,552	GBP	4,200,000	(11,625)
06/27/2025	MSCI	ZAR	76,700,000	USD	4,188,639	(69,071)

						$(4,713,043)

Reverse Repurchase Agreements(n)

Face Value		Description	Value ($)

EUR	(1,775,496)	Barclays Bank PLC, 2.20%, dated 04/23/25, (Collateral: Senegal Government International Bonds, Reg S, 4.75%, due 03/13/28), to be repurchased on demand at face value plus accrued interest.	(1,775,496)

USD	(2,982,851)	Barclays Bank PLC, 2.50%, dated 04/24/25, (Collateral: Braskem Idesa SAPI, Reg S, 6.99%, due 02/20/32), to be repurchased on demand at face value plus accrued interest.	(2,982,851)

USD	(13,313,300)	Barclays Bank PLC, 4.00%, dated 05/23/25, (Collateral: Republic of Kenya Government International Bonds, Reg S, 8.25%, due 02/28/48), to be repurchased on demand at face value plus accrued interest.	(13,313,300)

USD	(890,683)	Morgan Stanley & Co. International PLC, 3.85%, dated 11/08/24, (Collateral: Ukraine Government International Bonds, Step Up, 144A, Zero Coupon, due 02/01/30), to be repurchased on demand at face value plus accrued interest.	(890,683)

USD	(903,445)	Morgan Stanley & Co. International PLC, 3.60%, dated 11/14/24, (Collateral: Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(903,445)

USD	(2,398,515)	Morgan Stanley & Co. International PLC, 3.75%, dated 01/14/25, (Collateral: Sri Lanka Government International Bonds, Step Up, 144A, 3.10%, due 01/15/30), to be repurchased on demand at face value plus accrued interest.	(2,398,515)

USD	(4,206,855)	Morgan Stanley & Co. International PLC, 3.75%, dated 01/21/25, (Collateral: Sri Lanka Government International Bonds, Step Up, 144A, 3.60%, due 05/15/36), to be repurchased on demand at face value plus accrued interest.	(4,206,855)

USD	(4,484,388)	Morgan Stanley & Co. International PLC, 3.85%, dated 01/27/25, (Collateral: Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, Reg S, 6.70%, due 03/12/42), to be repurchased on demand at face value plus accrued interest.	(4,484,388)

USD	(2,444,020)	Morgan Stanley & Co. International PLC, 3.75%, dated 01/30/25, (Collateral: Sri Lanka Government International Bonds, Step Up, 144A, 3.10%, due 01/15/30), to be repurchased on demand at face value plus accrued interest.	(2,444,020)

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2025 (Unaudited)

Reverse Repurchase Agreements(n) – continued

Face Value		Description	Value ($)

USD	(1,170,309)	Morgan Stanley & Co. International PLC, 3.60%, dated 02/13/25, (Collateral: Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(1,170,309)

USD	(1,775,970)	Morgan Stanley & Co. International PLC, 3.60%, dated 02/19/25, (Collateral: Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(1,775,970)

USD	(5,812,946)	Morgan Stanley & Co. International PLC, 3.90%, dated 03/13/25, (Collateral: Bahrain Government International Bonds, Reg S, 6.25%, due 01/25/51), to be repurchased on demand at face value plus accrued interest.	(5,812,946)

USD	(300,407)	Morgan Stanley & Co. International PLC, 3.50%, dated 03/26/25, (Collateral: Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(300,407)

USD	(624,467)	Morgan Stanley & Co. International PLC, 3.00%, dated 03/26/25, (Collateral: Lebanon Government International Bonds, Reg S, 7.00%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(624,467)

USD	(2,110,686)	Morgan Stanley & Co. International PLC, 3.85%, dated 03/28/25, (Collateral: Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, Reg S, 6.70%, due 03/12/42), to be repurchased on demand at face value plus accrued interest.	(2,110,686)

USD	(830,400)	Morgan Stanley & Co. International PLC, 3.00%, dated 04/01/25, (Collateral: Lebanon Government International Bonds, Reg S, 8.25%, due 05/17/34), to be repurchased on demand at face value plus accrued interest.	(830,400)

USD	(127,787)	Morgan Stanley & Co. International PLC, 3.00%, dated 04/08/25, (Collateral: Lebanon Government International Bonds, Reg S, 8.25%, due 05/17/34), to be repurchased on demand at face value plus accrued interest.	(127,787)

USD	(9,603,112)	Morgan Stanley & Co. International PLC, 3.85%, dated 04/09/25, (Collateral: Bahrain Government International Bonds, Reg S, 6.00%, due 09/19/44), to be repurchased on demand at face value plus accrued interest.	(9,603,112)

USD	(2,006,296)	Morgan Stanley & Co. International PLC, 1.74%, dated 04/09/25, (Collateral: Honduras Government International Bonds, Reg S, 5.63%, due 06/24/30), to be repurchased on demand at face value plus accrued interest.	(2,006,296)

USD	(3,770,481)	Morgan Stanley & Co. International PLC, 3.90%, dated 05/02/25, (Collateral: Bahrain Government International Bonds, Reg S, 6.25%, due 01/25/51), to be repurchased on demand at face value plus accrued interest.	(3,770,481)

USD	(5,645,274)	Morgan Stanley & Co. International PLC, 3.90%, dated 05/06/25, (Collateral: Bahrain Government International Bonds, Reg S, 6.25%, due 01/25/51), to be repurchased on demand at face value plus accrued interest.	(5,645,274)

USD	(2,411,992)	Morgan Stanley & Co. International PLC, 3.35%, dated 05/22/25, (Collateral: Honduras Government International Bonds, Reg S, 8.63%, due 11/27/34), to be repurchased on demand at face value plus accrued interest.	(2,411,992)

USD	(857,855)	Morgan Stanley & Co. International PLC, 3.75%, dated 05/28/25, (Collateral: Ukraine Government International Bonds, Step Up, Reg S, 1.75%, due 02/01/36), to be repurchased on demand at face value plus accrued interest.	(857,855)

USD	(2,775,468)	Morgan Stanley & Co. International PLC, 3.85%, dated 05/29/25, (Collateral: Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, Reg S, 6.75%, due 03/12/42), to be repurchased on demand at face value plus accrued interest.	(2,775,468)

USD	(295,250)	Nomura International PLC, 3.75%, dated 10/17/24, (Collateral: Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(295,250)

USD	(403,693)	Nomura International PLC, 3.00%, dated 01/29/25, (Collateral: Suriname Government International Bonds, Reg S, Variable Rate, 9.00%, due 12/31/50), to be repurchased on demand at face value plus accrued interest.	(403,693)

USD	(555,052)	Nomura International PLC, 3.75%, dated 05/15/25, (Collateral: Suriname Government International Bonds, Reg S, 7.95%, due 07/15/33), to be repurchased on demand at face value plus accrued interest.	(555,052)

USD	(425,212)	Nomura International PLC, 3.75%, dated 05/15/25, (Collateral: Suriname Government International Bonds, Reg S, 7.95%, due 07/15/33), to be repurchased on demand at face value plus accrued interest.	(425,212)

			$(74,902,210)

		Average balance outstanding	$57,656,801

		Average interest rate (net)	(3.94)%

		Maximum balance outstanding	$77,497,904

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2025 (Unaudited)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.EM.S42	USD	80,000,000	1.00%	1.53%	N/A	12/20/2029	Quarterly	2,408,000	1,712,800	(695,200)
CDX.EM.S43	USD	76,600,000	1.00%	1.72%	N/A	06/20/2030	Quarterly	2,343,960	2,448,672	104,712

								$4,751,960	$4,161,472	$(590,488)

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
Commonwealth of Bahamas	DB	EUR	6,618,453	1.00%	3.74%	N/A	06/20/2025	Quarterly	581,416	1,578	(579,838)
Republic of Brazil	MORD	USD	12,700,000	1.00%	0.69%	N/A	12/20/2026	Quarterly	(63,507)	(60,340)	3,167
Republic of Colombia	MSCI	USD	45,300,000	1.00%	1.09%	N/A	12/20/2026	Quarterly	(125,808)	58,563	184,371
Republic of South Africa Government International Bonds	JPM	USD	34,300,000	1.00%	0.91%	N/A	12/20/2026	Quarterly	(234,412)	(49,191)	185,221
Republic of Egypt	CITI	USD	2,300,000	1.00%	4.33%	N/A	12/20/2027	Quarterly	655,500	176,640	(478,860)
Republic of Egypt	JPM	USD	2,500,000	1.00%	4.33%	N/A	12/20/2027	Quarterly	690,000	192,000	(498,000)
Republic of Egypt	JPM	USD	2,500,000	1.00%	4.33%	N/A	12/20/2027	Quarterly	725,000	192,000	(533,000)
Kingdom of Bahrain	MORD	USD	5,400,000	1.00%	1.62%	N/A	06/20/2028	Quarterly	401,901	95,311	(306,590)
Republic of Turkey	MORD	USD	1,600,000	1.00%	2.53%	N/A	06/20/2028	Quarterly	350,661	68,590	(282,071)
Israel Government International Bonds	BOA	USD	9,500,000	1.00%	0.95%	N/A	12/20/2029	Quarterly	211,213	(18,383)	(229,596)
Israel Government International Bonds	JPM	USD	3,800,000	1.00%	0.95%	N/A	12/20/2029	Quarterly	76,240	(7,353)	(83,593)
Republic of South Africa Government International Bonds	MSCI	USD	21,500,000	1.00%	1.89%	N/A	12/20/2029	Quarterly	784,878	778,290	(6,588)
United States of Mexico	MORD	USD	29,400,000	1.00%	1.1%	N/A	12/20/2029	Quarterly	273,879	118,557	(155,322)
United States of Mexico	GS	USD	14,700,000	1.00%	1.46%	N/A	09/20/2031	Quarterly	1,940,879	365,567	(1,575,312)
Sell Protection^:
Commonwealth of Bahamas	DB	USD	8,813,161	1.00%	3.75%	8,813,161 USD	06/20/2025	Quarterly	(724,990)	(1,595)	723,395
Turkiye Government International Bonds	CITI	USD	10,000,000	1.00%	2.87%	10,000,000 USD	06/20/2029	Quarterly	(729,758)	(669,303)	60,455

									$4,813,092	$1,240,931	$(3,572,161)

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2025 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps — continued

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2025, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
USD-SOFR-COMPOUND	4.01%	USD	162,500,000	12/21/2027	Annually	155,081	1,528,635	1,373,554
BRL-CDI	15.00%	BRL	360,784,572	01/02/2029	At Maturity	125,820	3,606,108	3,480,288
2.68%	KRW-CD-KSDA-Bloomberg	KRW	18,467,000,000	03/19/2030	Quarterly	—	(175,313)	(175,313)
2.67%	KRW-CD-KSDA-Bloomberg	KRW	17,153,000,000	03/19/2030	Quarterly	—	(153,709)	(153,709)
2.70%	EURIBOR	EUR	32,400,000	03/20/2034	Semi-Annually	(451,084)	(739,408)	(288,324)
2.80%	THB-THOR	THB	930,000,000	03/20/2034	Quarterly	(86,159)	(2,686,986)	(2,600,827)
1.10%	JPY-TONA-OIS-COMPOUND	JPY	7,694,000,000	09/18/2034	Annually	(96,110)	405,274	501,384
USD-SOFR-COMPOUND	4.00%	USD	29,400,000	09/18/2034	Annually	391,697	407,439	15,742
ZAR-JIBAR-SAFEX	9.15%	ZAR	257,800,000	03/20/2039	Quarterly	117,720	128,398	10,678
2.40%	EURIBOR	EUR	27,000,000	03/20/2054	Semi-Annually	(868,269)	1,274,692	2,142,961
4.60%	GBP-SONIA-COMPOUND	GBP	22,300,000	09/17/2055	Annually	(51,068)	(337,523)	(286,455)

						$(762,372)	$3,257,607	$4,019,979

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
JPMorgan Emerging Markets Bond Index Global Core - Investment Grade	USD-SOFR-OIS COMPOUND	JPM	USD	10,760,000	06/09/2025	At Maturity	$(1,019)	$(32,454)	$(31,435)

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2025 (Unaudited)

As of May 31, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Security is backed by U.S. Treasury Bonds.

(c)	Investment valued using significant unobservable inputs.

(d)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements.

(e)	Security is in default.

(f)	Security is backed by the United States International Development Finance Corporation.

(g)	The security is restricted as to resale.

(h)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(i)	Affiliated company.

(j)

Private placement security; restricted as to resale. Represents investment in a pool of constitutional obligations of the Colombian government owed to individuals. Share amount represents the Fund’s invested capital.

(k)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(l)	The rate disclosed is the 7 day net yield as of May 31, 2025.

(m)	The repurchase agreement has an open maturity date and can be closed by either party on demand.

(n)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

The rates shown on variable rate notes are the current interest rates at May 31, 2025, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

CDI - Certificado de Deposito Interbancario

EURIBOR - Euro Interbank Offered Rate

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

GDP - Gross Domestic Product

JSC - Joint-Stock Company

KSDA - Korean Securities Dealers Association

LIBOR - London Interbank Offered Rate

OIS - Overnight Indexed Swaps

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SAFEX - South African Futures Exchange

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

STEP - Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2025.

THOR - Thai Overnight Repurchase Rate

TONA - Tokyo Overnight Average Rate

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

XLCA - Insured as to the payment of principal and interest by XL Capital Assurance.

ZAR JIBAR - Johannesburg Interbank Average Rate denominated in South African Rand.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2025 (Unaudited)

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

BRL - Brazilian Real

CHF - Swiss Franc

COP - Colombian Peso

DOP - Dominican Republic Peso

EUR - Euro

GBP - British Pound

IDR - Indonesian Rupiah

JPY - Japanese Yen

KRW - South Korean Won

PEN - Peruvian Sol

THB - Thai Baht

TRY - Turkish Lira

USD - United States Dollar

UYU - Uruguay Peso

ZAR - South African Rand

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 67.5%

	Corporate Debt — 19.8%

	Canada — 1.2%

350,000	Cascades, Inc./Cascades USA, Inc., 144A, 5.38%, due 01/15/28	344,773

350,000	Parkland Corp., 144A, 4.50%, due 10/01/29	330,511

300,000	RB Global Holdings, Inc., 144A, 6.75%, due 03/15/28	306,392

350,000	Sagicor Financial Co. Ltd., 144A, 5.30%, due 05/13/28	344,862

350,000	Superior Plus LP/Superior General Partner, Inc., 144A, 4.50%, due 03/15/29	332,734

	Total Canada	1,659,272

	Finland — 0.3%

350,000	Amer Sports Co., 144A, 6.75%, due 02/16/31	363,901

	France — 0.1%

200,000	Vallourec SACA, 144A, 7.50%, due 04/15/32	208,686

	Italy — 0.3%

350,000	Telecom Italia Capital SA, 7.20%, due 07/18/36	363,888

	Japan — 0.3%

350,000	Rakuten Group, Inc., 144A, 11.25%, due 02/15/27	377,389

	Macau — 0.2%

350,000	Wynn Macau Ltd., 144A, 5.13%, due 12/15/29	327,565

	United Kingdom — 1.1%

300,000	180 Medical, Inc., 144A, 3.88%, due 10/15/29	284,948

250,000	Belron U.K. Finance PLC, 144A, 5.75%, due 10/15/29	250,936

400,000	Jaguar Land Rover Automotive PLC, 144A, 4.50%, due 10/01/27	390,941

250,000	Vmed O2 U.K. Financing I PLC, 144A, 4.75%, due 07/15/31	229,622

300,000	Zegona Finance PLC, 144A, 8.63%, due 07/15/29	319,500

	Total United Kingdom	1,475,947

	United States — 16.3%

300,000	Adtalem Global Education, Inc., 144A, 5.50%, due 03/01/28	297,633

350,000	AECOM, 5.13%, due 03/15/27	349,693

400,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 144A, 3.50%, due 03/15/29	375,812

350,000	Allegiant Travel Co., 144A, 7.25%, due 08/15/27	345,665

350,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 144A, 8.63%, due 06/15/29	365,834

Par Value†	Description	Value ($)
	Corporate Debt — continued

	United States — continued

400,000	Allison Transmission, Inc., 144A, 3.75%, due 01/30/31	363,099

300,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 144A, 6.63%, due 02/01/32	306,466

300,000	Axon Enterprise, Inc., 144A, 6.13%, due 03/15/30	305,970

200,000	Bath & Body Works, Inc., 6.75%, due 07/01/36	198,073

350,000	Brandywine Operating Partnership LP, 8.88%, due 04/12/29	372,707

350,000	Burford Capital Global Finance LLC, 144A, 6.25%, due 04/15/28	348,334

350,000	BWX Technologies, Inc., 144A, 4.13%, due 06/30/28	340,611

200,000	Carnival Corp., 144A, 5.75%, due 03/01/27	200,500

400,000	CCO Holdings LLC/CCO Holdings Capital Corp., 144A, 4.25%, due 01/15/34	345,293

350,000	Clearway Energy Operating LLC, 144A, 4.75%, due 03/15/28	342,000

350,000	CNX Resources Corp., 144A, 6.00%, due 01/15/29	347,456

350,000	Cogent Communications Group LLC, 144A, 3.50%, due 05/01/26	347,066

250,000	Credit Acceptance Corp., 144A, 6.63%, due 03/15/30	249,024

400,000	Crowdstrike Holdings, Inc., 3.00%, due 02/15/29	374,368

300,000	Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, due 02/01/26	299,813

350,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 144A, 8.63%, due 03/15/29	362,484

350,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 144A, 5.88%, due 08/15/27	344,508

400,000	DT Midstream, Inc., 144A, 4.13%, due 06/15/29	380,988

400,000	Dycom Industries, Inc., 144A, 4.50%, due 04/15/29	384,852

350,000	Esab Corp., 144A, 6.25%, due 04/15/29	355,898

350,000	Fair Isaac Corp., 144A, 5.25%, due 05/15/26	349,422

350,000	FirstCash, Inc., 144A, 4.63%, due 09/01/28	340,972

350,000	GFL Environmental, Inc., 144A, 4.00%, due 08/01/28	336,460

350,000	Global Net Lease, Inc., 144A, 4.50%, due 09/30/28	335,641

400,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 144A, 3.50%, due 03/01/29	373,379

300,000	Graham Holdings Co., 144A, 5.75%, due 06/01/26	299,560

350,000	Gulfport Energy Operating Corp., 144A, 6.75%, due 09/01/29	355,059

350,000	Hess Midstream Operations LP, 144A, 6.50%, due 06/01/29	357,311

400,000	Hilton Domestic Operating Co., Inc., 144A, 3.75%, due 05/01/29	377,906

400,000	Howard Hughes Corp., 144A, 4.13%, due 02/01/29	376,036

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Par Value†	Description	Value ($)
	Corporate Debt — continued

	United States — continued

200,000	Life Time, Inc., 144A, 6.00%, due 11/15/31	200,447

350,000	Live Nation Entertainment, Inc., 144A, 3.75%, due 01/15/28	336,033

350,000	Moog, Inc., 144A, 4.25%, due 12/15/27	339,020

400,000	Mueller Water Products, Inc., 144A, 4.00%, due 06/15/29	379,495

425,000	Murphy Oil USA, Inc., 144A, 3.75%, due 02/15/31	384,977

150,000	Newell Brands, Inc., 7.00%, due 04/01/46	121,962

450,000	Nordstrom, Inc., 4.38%, due 04/01/30	406,008

400,000	Novelis Corp., 144A, 4.75%, due 01/30/30	380,254

400,000	NRG Energy, Inc., 144A, 3.63%, due 02/15/31	362,724

350,000	Patrick Industries, Inc., 144A, 6.38%, due 11/01/32	344,978

300,000	Perrigo Finance Unlimited Co., 4.90%, due 06/15/30	288,813

150,000	PTC, Inc., 144A, 4.00%, due 02/15/28	145,321

350,000	Range Resources Corp., 144A, 4.75%, due 02/15/30	336,388

400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., Reg S, 4.63%, due 04/16/29	350,679

400,000	ROBLOX Corp., 144A, 3.88%, due 05/01/30	372,038

300,000	Royal Caribbean Cruises Ltd., 144A, 4.25%, due 07/01/26	297,001

250,000	SBA Communications Corp., 3.88%, due 02/15/27	245,116

350,000	Seagate HDD Cayman, 5.75%, due 12/01/34	343,548

350,000	SLM Corp., 3.13%, due 11/02/26	341,615

350,000	Somnigroup International, Inc., 144A, 4.00%, due 04/15/29	329,652

300,000	Spirit AeroSystems, Inc., 144A, 9.38%, due 11/30/29	319,441

350,000	StoneX Group, Inc., 144A, 7.88%, due 03/01/31	368,667

350,000	Talen Energy Supply LLC, 144A, 8.63%, due 06/01/30	373,783

400,000	TEGNA, Inc., 4.63%, due 03/15/28	387,777

350,000	TransDigm, Inc., 144A, 6.00%, due 01/15/33	346,329

400,000	Twilio, Inc., 3.63%, due 03/15/29	376,449

350,000	U.S. Cellular Corp., 6.70%, due 12/15/33	376,623

400,000	U.S. Foods, Inc., 144A, 4.63%, due 06/01/30	384,744

700,000	Whirlpool Corp., 4.75%, due 02/26/29	678,784

350,000	Wyndham Hotels & Resorts, Inc., 144A, 4.38%, due 08/15/28	338,675

350,000	Yum! Brands, Inc., 144A, 4.75%, due 01/15/30	342,273

	Total United States	22,405,507

	Total Corporate Debt	27,182,155

	Par Value†	Description	Value ($)
		Corporate Debt — continued

		U.S. Government — 47.7%

	1,845,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.25%, 4.55%, due 01/31/26	1,847,552

	20,793,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 4.45%, due 04/30/26	20,808,412

	16,230,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.18%, 4.48%, due 07/31/26	16,251,504

	20,965,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.21%, 4.51%, due 10/31/26 (a)	20,995,885

	2,710,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 4.40%, due 01/31/27 (a)	2,710,902

	2,825,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 4.46%, due 04/30/27 (a)	2,826,624

		Total U.S. Government	65,440,879

		TOTAL DEBT OBLIGATIONS (COST $92,315,239)	92,623,034

		SHORT-TERM INVESTMENTS — 31.8%

		Money Market Funds — 2.3%

	3,135,020	State Street Institutional Treasury Money Market Fund – Premier Class, 4.22% (b)	3,135,020

		Repurchase Agreements — 16.0%

	21,999,618	Nomura Securities International, Inc. Repurchase Agreement, dated 05/30/25, maturing on 06/02/25 with a maturity value of $22,007,556 and an effective yield of 4.33%, collateralized by a U.S. Treasury Note with maturity date 07/15/27 and a market value of $22,476,209.	21,999,618

		Sovereign and Sovereign Agency Issuers — 13.5%

JPY	2,668,000,000	Japan Treasury Discount Bills, Zero Coupon, due 06/30/25	18,535,748

		TOTAL SHORT-TERM INVESTMENTS (COST $43,161,255)	43,670,386

		TOTAL INVESTMENTS — 99.3% (Cost $135,476,494)	136,293,420

		Other Assets and Liabilities (net) — 0.7%	1,028,504

		TOTAL NET ASSETS — 100.0%	$137,321,924

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2025 (Unaudited)

A summary of outstanding financial instruments at May 31, 2025 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/30/2025	BBH	JPY	1,655,000,000	USD	11,495,530	(41,077)
06/30/2025	DB	JPY	1,013,000,000	USD	6,782,648	(278,732)

						$(319,809)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
32	U.S. Treasury Note 10 Yr. (CBT)	September 2025	3,544,000	19,484
43	U.S. Treasury Note 2 Yr. (CBT)	September 2025	8,919,813	11,348
80	U.S. Treasury Note 5 Yr. (CBT)	September 2025	8,655,000	18,389

			$21,118,813	$49,221

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Sell Protection^:
CDX.NA.HY.44	USD	29,375,000	5.00%	3.51%	29,375,000 USD	06/20/2030	Quarterly	$1,625,744	$1,810,646	$184,902

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2025, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
SOFR	Total Return on iBoxx USD Liquid High Yield Index	JPM	USD	59,467,000	06/20/2025	Quarterly	484	1,171,902	1,171,418
SOFR	Total Return on iBoxx USD Liquid High Yield Index	BCLY	USD	6,928,000	06/20/2025	Quarterly	60	121,666	121,606
SOFR	Total Return on iBoxx USD Liquid High Yield Index	BCLY	USD	3,175,000	06/20/2025	Quarterly	4	134,424	134,420
SOFR	Total Return on iBoxx USD Liquid High Yield Index	JPM	USD	1,500,000	06/20/2025	Quarterly	15	12,744	12,729
SOFR	Total Return on iBoxx USD Liquid High Yield Index	JPM	USD	4,778,000	09/20/2025	Quarterly	48	19,678	19,630

							$611	$1,460,414	$1,459,803

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2025 (Unaudited)

As of May 31, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2025.

The rates shown on variable rate notes are the current interest rates at May 31, 2025, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SOFR - Secured Overnight Financing Rate

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCLY - Barclays Bank PLC

DB - Deutsche Bank AG

JPM - JPMorgan Chase Bank, N.A.

Currency Abbreviations:

JPY - Japanese Yen

USD - United States Dollar

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 67.8%

	Belgium — 0.2%

	Corporate Debt — 0.2%

150,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, due 02/01/36	144,181

	Canada — 0.8%

	Corporate Debt — 0.8%

150,000	CI Financial Corp., 3.20%, due 12/17/30	130,855

100,000	Emera U.S. Finance LP, 4.75%, due 06/15/46	80,701

150,000	Toronto-Dominion Bank, 4.78%, due 12/17/29	150,581

150,000	TransCanada PipeLines Ltd., 4.25%, due 05/15/28	148,818

150,000	TransCanada PipeLines Ltd., 4.10%, due 04/15/30	145,286

	Total Canada	656,241

	China — 0.5%

	Corporate Debt — 0.5%

200,000	Alibaba Group Holding Ltd., 2.70%, due 02/09/41	136,308

200,000	Alibaba Group Holding Ltd., 3.15%, due 02/09/51	127,678

250,000	Alibaba Group Holding Ltd., 3.25%, due 02/09/61	151,762

	Total China	415,748

	Finland — 0.2%

	Corporate Debt — 0.2%

150,000	Nokia OYJ, 4.38%, due 06/12/27	148,948

	Germany — 0.6%

	Corporate Debt — 0.6%

150,000	Deutsche Bank AG, Variable Rate, 3.55%, due 09/18/31	138,226

200,000	Deutsche Bank AG, Variable Rate, 3.04%, due 05/28/32	176,585

150,000	Deutsche Bank AG, Variable Rate, 5.40%, due 09/11/35	146,381

	Total Germany	461,192

	United Kingdom — 0.8%

	Corporate Debt — 0.8%

100,000	BAT Capital Corp., 7.08%, due 08/02/43	108,136

100,000	BAT Capital Corp., 4.54%, due 08/15/47	78,941

150,000	BAT Capital Corp., 7.08%, due 08/02/53	162,777

150,000	Marex Group PLC, 5.83%, due 05/08/28	150,663

100,000	Marex Group PLC, 6.40%, due 11/04/29	101,906

	Total United Kingdom	602,423

Par Value†	Description	Value ($)
	United States — 64.7%

	Corporate Debt — 20.2%

150,000	3M Co., 2.25%, due 09/19/26	145,859

150,000	3M Co., 2.88%, due 10/15/27	144,682

150,000	3M Co., 2.38%, due 08/26/29	138,057

100,000	Altria Group, Inc., 6.88%, due 11/01/33	109,878

100,000	Altria Group, Inc., 5.80%, due 02/14/39	98,996

200,000	Altria Group, Inc., 3.40%, due 02/04/41	144,676

150,000	Apple, Inc., 3.45%, due 02/09/45	114,357

150,000	Apple, Inc., 4.38%, due 05/13/45	130,216

150,000	Apple, Inc., 4.65%, due 02/23/46	134,663

150,000	AppLovin Corp., 5.95%, due 12/01/54	143,364

200,000	Aptiv Swiss Holdings Ltd., 4.15%, due 05/01/52	137,318

150,000	Bank of New York Mellon Corp., Variable Rate, 3.44%, due 02/07/28	147,827

150,000	Bank of New York Mellon Corp., Variable Rate, 5.83%, due 10/25/33	156,969

150,000	Bank of New York Mellon Corp., Variable Rate, 6.47%, due 10/25/34	163,191

100,000	Blue Owl Capital Corp., 2.88%, due 06/11/28	92,259

150,000	Boeing Co., 3.90%, due 05/01/49	105,131

150,000	Boeing Co., 5.93%, due 05/01/60	138,871

150,000	Boeing Co., 7.01%, due 05/01/64	160,234

150,000	Brighthouse Financial, Inc., 4.70%, due 06/22/47	113,262

150,000	Capital One Financial Corp., Variable Rate, 5.82%, due 02/01/34	151,960

150,000	Capital One Financial Corp., Variable Rate, 6.38%, due 06/08/34	156,774

100,000	Capital One Financial Corp., Variable Rate, 7.96%, due 11/02/34	114,443

100,000	Cencora, Inc., 3.45%, due 12/15/27	97,616

100,000	Cencora, Inc., 4.85%, due 12/15/29	100,769

100,000	Cencora, Inc., 2.70%, due 03/15/31	89,216

150,000	CenterPoint Energy Houston Electric LLC, 4.80%, due 03/15/30	151,463

150,000	CenterPoint Energy Houston Electric LLC, 4.95%, due 04/01/33	148,630

150,000	CenterPoint Energy Houston Electric LLC, 5.05%, due 03/01/35	147,616

150,000	CH Robinson Worldwide, Inc., 4.20%, due 04/15/28	147,537

100,000	Citizens Financial Group, Inc., Variable Rate, 5.84%, due 01/23/30	102,577

150,000	Coca-Cola Co., 2.60%, due 06/01/50	90,177

150,000	Coca-Cola Co., 5.40%, due 05/13/64	142,023

150,000	Corning, Inc., 5.35%, due 11/15/48	136,247

200,000	Corning, Inc., 4.38%, due 11/15/57	152,643

200,000	Discovery Communications LLC, 5.20%, due 09/20/47	139,684

150,000	Enbridge Energy Partners LP, 7.38%, due 10/15/45	166,625

100,000	Entergy Louisiana LLC, 5.35%, due 03/15/34	100,327

100,000	Entergy Louisiana LLC, 5.15%, due 09/15/34	98,934

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

150,000	Expand Energy Corp., 5.38%, due 03/15/30	149,185

150,000	Expand Energy Corp., 4.75%, due 02/01/32	141,409

150,000	Fiserv, Inc., 5.60%, due 03/02/33	152,700

150,000	Fiserv, Inc., 5.45%, due 03/15/34	150,368

100,000	Fox Corp., 6.50%, due 10/13/33	107,088

100,000	Fox Corp., 5.48%, due 01/25/39	95,737

150,000	Fox Corp., 5.58%, due 01/25/49	137,628

300,000	FS KKR Capital Corp., 3.13%, due 10/12/28	271,726

150,000	FS KKR Capital Corp., 6.13%, due 01/15/30	147,698

250,000	GE Capital International Funding Co. Unlimited Co., 4.42%, due 11/15/35	237,345

150,000	Gilead Sciences, Inc., 2.95%, due 03/01/27	147,119

150,000	Goldman Sachs Bank USA, Variable Rate, 5.28%, due 03/18/27	150,638

100,000	Goldman Sachs Group, Inc., Variable Rate, 3.62%, due 03/15/28	98,212

150,000	Goldman Sachs Group, Inc., Variable Rate, 4.22%, due 05/01/29	148,454

150,000	Howmet Aerospace, Inc., 3.00%, due 01/15/29	142,509

150,000	Jacobs Engineering Group, Inc., 6.35%, due 08/18/28	156,701

150,000	JPMorgan Chase & Co., Variable Rate, 4.91%, due 07/25/33	148,655

150,000	Kinder Morgan, Inc., 5.20%, due 06/01/33	148,038

150,000	Kinder Morgan, Inc., 5.05%, due 02/15/46	128,105

150,000	Kroger Co., 5.00%, due 09/15/34	146,096

150,000	Kroger Co., 5.40%, due 01/15/49	136,189

100,000	Kroger Co., 5.65%, due 09/15/64	92,329

150,000	Kyndryl Holdings, Inc., 2.05%, due 10/15/26	144,659

150,000	Kyndryl Holdings, Inc., 3.15%, due 10/15/31	133,007

150,000	Kyndryl Holdings, Inc., 6.35%, due 02/20/34	157,402

150,000	Lowe’s Cos., Inc., 5.85%, due 04/01/63	141,995

150,000	M&T Bank Corp., Variable Rate, 7.41%, due 10/30/29	161,893

100,000	M&T Bank Corp., Variable Rate, 5.05%, due 01/27/34	96,897

150,000	MasTec, Inc., 5.90%, due 06/15/29	153,913

150,000	Morgan Stanley, Variable Rate, 3.77%, due 01/24/29	146,782

150,000	Morgan Stanley, Variable Rate, 4.43%, due 01/23/30	148,755

100,000	National Fuel Gas Co., 5.95%, due 03/15/35	100,231

100,000	Netflix, Inc., 4.38%, due 11/15/26	100,185

100,000	Netflix, Inc., 4.88%, due 04/15/28	101,639

100,000	Netflix, Inc., 6.38%, due 05/15/29	107,061

150,000	Northern Trust Corp., 1.95%, due 05/01/30	133,009

200,000	Omega Healthcare Investors, Inc., 3.38%, due 02/01/31	180,445

150,000	Omega Healthcare Investors, Inc., 3.25%, due 04/15/33	126,810

150,000	ONEOK, Inc., 6.63%, due 09/01/53	151,292

150,000	Paychex, Inc., 5.10%, due 04/15/30	151,945

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

150,000	Paychex, Inc., 5.35%, due 04/15/32	152,227

150,000	Paychex, Inc., 5.60%, due 04/15/35	152,523

100,000	Philip Morris International, Inc., 2.75%, due 02/25/26	98,709

150,000	Philip Morris International, Inc., 0.88%, due 05/01/26	145,210

150,000	Philip Morris International, Inc., 4.75%, due 02/12/27	151,112

150,000	Pilgrim’s Pride Corp., 4.25%, due 04/15/31	141,964

150,000	Pilgrim’s Pride Corp., 3.50%, due 03/01/32	132,851

100,000	Pilgrim’s Pride Corp., 6.88%, due 05/15/34	107,750

150,000	RTX Corp., 3.50%, due 03/15/27	147,566

150,000	RTX Corp., 4.45%, due 11/16/38	135,344

150,000	RTX Corp., 4.88%, due 10/15/40	137,994

250,000	Sabra Health Care LP, 3.20%, due 12/01/31	217,736

150,000	Santander Holdings USA, Inc., Variable Rate, 6.17%, due 01/09/30	154,755

150,000	Santander Holdings USA, Inc., Variable Rate, 5.74%, due 03/20/31	151,557

150,000	Santander Holdings USA, Inc., Variable Rate, 6.34%, due 05/31/35	153,556

50,000	Simon Property Group LP, 5.85%, due 03/08/53	48,765

150,000	Synovus Financial Corp., Variable Rate, 6.17%, due 11/01/30	151,875

150,000	Take-Two Interactive Software, Inc., 4.95%, due 03/28/28	151,566

150,000	Tapestry, Inc., 5.10%, due 03/11/30	149,963

150,000	Tapestry, Inc., 5.50%, due 03/11/35	147,131

150,000	Targa Resources Corp., 6.13%, due 03/15/33	154,494

150,000	Targa Resources Corp., 6.50%, due 02/15/53	147,860

100,000	TC PipeLines LP, 3.90%, due 05/25/27	98,576

150,000	Ventas Realty LP, 4.40%, due 01/15/29	148,476

100,000	Ventas Realty LP, 3.00%, due 01/15/30	92,651

100,000	Ventas Realty LP, 5.63%, due 07/01/34	101,142

100,000	VeriSign, Inc., 2.70%, due 06/15/31	87,879

150,000	VeriSign, Inc., 5.25%, due 06/01/32	151,185

100,000	VMware LLC, 1.40%, due 08/15/26	96,284

150,000	VMware LLC, 3.90%, due 08/21/27	147,964

150,000	VMware LLC, 1.80%, due 08/15/28	137,272

150,000	Walmart, Inc., 3.95%, due 06/28/38	134,263

200,000	Walmart, Inc., 2.50%, due 09/22/41	138,114

150,000	Walmart, Inc., 4.05%, due 06/29/48	121,879

200,000	Warnermedia Holdings, Inc., 5.39%, due 03/15/62	128,746

150,000	Westinghouse Air Brake Technologies Corp., 5.61%, due 03/11/34	152,903

150,000	Williams Cos., Inc., 5.15%, due 03/15/34	147,324

		15,644,086

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	U.S. Government — 23.1%

1,100,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.25%, 4.55%, due 01/31/26 (a)	1,101,521

500,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 4.45%, due 04/30/26 (a)	500,371

1,250,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.18%, 4.48%, due 07/31/26 (a)	1,251,656

15,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 4.46%, due 04/30/27	15,008,623

		17,862,171

	U.S. Government Agency — 21.4%

4,800,000	Government National Mortgage Association, TBA, 3.50%, due 06/20/54	4,269,857

10,100,000	Uniform Mortgage-Backed Security, TBA, 3.00%, due 06/01/54	8,592,485

3,750,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 06/01/54	3,712,168

		16,574,510

	Total United States	50,080,767

	TOTAL DEBT OBLIGATIONS (COST $52,785,725)	52,509,500

Shares / Par Value†	Description	Value ($)

	INVESTMENT FUNDS — 24.1%

	United States — 24.1%

196,141	GMO Emerging Country Debt Fund, Class VI (b)	4,013,040

602,517	GMO Opportunistic Income Fund, Class VI (b)	14,659,233

	Total United States	18,672,273

	TOTAL INVESTMENT FUNDS (COST $21,061,149)	18,672,273

	SHORT-TERM INVESTMENTS — 33.2%

	Repurchase Agreements — 31.0%

23,999,400	Nomura Securities International, Inc. Repurchase Agreement, dated 05/30/25 , maturing on 06/02/25 with a maturity value of $24,008,060 and an effective yield of 4.33%, collateralized by a U.S. Treasury Note with maturity date 07/15/27 and a market value of $24,519,315.	23,999,400

	Money Market Funds — 2.2%

1,719,517	State Street Institutional Treasury Money Market Fund – Premier Class, 4.22% (c)	1,719,517

	TOTAL SHORT-TERM INVESTMENTS (COST $25,718,917)	25,718,917

	TOTAL INVESTMENTS — 125.1% (Cost $99,565,791)	96,900,690

	Other Assets and Liabilities (net) — (25.1%)	(19,468,009)

	TOTAL NET ASSETS — 100.0%	$ 77,432,681

A summary of outstanding financial instruments at May 31, 2025 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
08/12/2025	BCLY	AUD	230,000	USD	149,032	609
06/03/2025	JPM	BRL	1,913,667	USD	337,507	2,921
07/15/2025	SSB	CHF	1,443,976	USD	1,792,012	28,289
08/18/2025	CITI	CLP	30,000,000	USD	31,999	293
08/18/2025	MSCI	CLP	9,728,500	USD	10,340	58
07/15/2025	CITI	CZK	800,000	USD	36,588	93
08/19/2025	CITI	HUF	20,000,000	USD	56,085	75
07/15/2025	GS	IDR	600,000,000	USD	36,796	176
07/14/2025	BCLY	JPY	49,000,000	USD	342,150	43
07/15/2025	GS	PHP	1,500,000	USD	26,860	5
07/15/2025	SSB	PHP	2,000,000	USD	35,807	1

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
08/20/2025	CITI	PLN	100,000	USD	26,748	76
06/23/2025	GS	RON	281,041	USD	63,938	1,013
06/12/2025	CITI	SEK	1,400,000	USD	147,342	1,232
06/20/2025	CITI	THB	2,700,000	USD	82,602	259
08/12/2025	CITI	USD	134,973	AUD	210,000	545
08/12/2025	SSB	USD	141,045	AUD	220,000	926
06/03/2025	JPM	USD	287,687	BRL	1,663,667	3,189
06/13/2025	BCLY	USD	187,974	CAD	260,000	1,586
06/13/2025	MSCI	USD	254,111	CAD	360,000	8,356
08/15/2025	GS	USD	123,176	COP	520,000,000	927
08/15/2025	MSCI	USD	225,681	COP	960,000,000	3,432

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2025 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
07/15/2025	BCLY	USD	63,316	CZK	1,400,000	550
07/15/2025	BBH	USD	27,190	CZK	600,000	181
08/14/2025	MSCI	USD	248,507	EUR	220,000	2,479
07/15/2025	BCLY	USD	134,671	GBP	100,000	89
07/15/2025	JPM	USD	288,682	GBP	220,000	7,790
07/15/2025	MSCI	USD	345,500	GBP	260,000	4,876
08/19/2025	GS	USD	193,206	HUF	69,769,900	2,182
07/15/2025	JPM	USD	137,368	IDR	2,294,041,000	2,645
08/12/2025	DB	USD	56,611	ILS	200,000	376
08/12/2025	GS	USD	56,508	ILS	200,000	480
06/26/2025	SSB	USD	162,182	INR	14,000,000	1,254
07/14/2025	BCLY	USD	241,169	JPY	35,000,000	3,193
07/14/2025	DB	USD	2,204,368	JPY	315,902,084	1,191
07/14/2025	MSCI	USD	146,552	JPY	21,000,000	65
07/15/2025	CITI	USD	50,478	MXN	1,000,000	811
07/15/2025	SSB	USD	70,084	MXN	1,400,000	1,721
07/15/2025	BCLY	USD	2,354,224	NOK	25,085,429	103,228
08/14/2025	DB	USD	254,853	NZD	430,000	2,715
07/08/2025	CITI	USD	31,894	PEN	120,000	1,243
07/08/2025	JPM	USD	356,487	PEN	1,320,000	8,019
07/15/2025	SSB	USD	89,324	PHP	5,000,000	192
06/23/2025	CITI	USD	154,574	RON	700,000	2,155
06/12/2025	BOA	USD	1,194,896	SEK	12,002,650	57,751
06/12/2025	CITI	USD	160,882	SEK	1,600,000	6,101
06/12/2025	GS	USD	229,504	SEK	2,200,000	97
06/20/2025	JPM	USD	125,391	THB	4,177,700	2,018
06/27/2025	CITI	USD	99,355	ZAR	1,800,000	566
06/27/2025	MSCI	USD	76,532	ZAR	1,400,000	1,184
06/27/2025	SSB	USD	21,600	ZAR	400,000	604
08/12/2025	SSB	AUD	220,000	USD	141,338	(633)
06/03/2025	CITI	BRL	400,000	USD	68,198	(1,738)
06/03/2025	GS	BRL	300,000	USD	51,495	(958)
06/13/2025	BOA	CAD	180,000	USD	130,748	(485)
06/13/2025	CITI	CAD	820,000	USD	579,072	(18,770)
06/13/2025	MSCI	CAD	500,000	USD	348,586	(15,951)
06/13/2025	SSB	CAD	370,000	USD	267,428	(2,329)
07/15/2025	SSB	CHF	150,000	USD	183,196	(19)
07/15/2025	CITI	CZK	1,600,000	USD	72,271	(719)
07/15/2025	SSB	CZK	1,000,000	USD	44,993	(626)
08/14/2025	BCLY	EUR	680,000	USD	760,532	(15,243)
07/15/2025	JPM	GBP	210,000	USD	280,139	(2,857)
07/15/2025	MSCI	GBP	180,000	USD	240,768	(1,801)
07/15/2025	SSB	GBP	100,000	USD	132,209	(2,551)
08/19/2025	SSB	HUF	10,000,000	USD	27,776	(228)
07/15/2025	GS	IDR	600,000,000	USD	36,236	(384)
08/12/2025	CITI	ILS	250,000	USD	70,492	(742)
08/12/2025	MSCI	ILS	86,203	USD	24,145	(417)
06/26/2025	CITI	INR	29,000,000	USD	336,183	(2,365)
07/14/2025	MSCI	JPY	25,000,000	USD	173,381	(1,163)
08/18/2025	MSCI	KRW	74,221,675	USD	52,513	(1,482)
07/15/2025	MSCI	MXN	3,180,899	USD	154,553	(8,593)
07/15/2025	CITI	NOK	6,700,000	USD	644,550	(11,804)
07/15/2025	DB	NOK	1,600,000	USD	154,355	(2,387)
08/14/2025	SSB	NZD	910,000	USD	536,771	(8,316)
07/08/2025	CITI	PEN	160,000	USD	43,528	(654)
07/08/2025	GS	PEN	240,000	USD	65,666	(607)
07/08/2025	MSCI	PEN	160,000	USD	43,829	(354)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
08/20/2025	GS	PLN	350,000	USD	91,743	(1,611)
08/20/2025	MSCI	PLN	150,000	USD	39,576	(433)
08/20/2025	SSB	PLN	100,000	USD	26,340	(333)
06/12/2025	CITI	SEK	7,800,000	USD	787,404	(26,635)
06/12/2025	GS	SEK	3,000,000	USD	312,263	(830)
07/22/2025	BOA	SGD	430,000	USD	329,472	(4,953)
07/22/2025	BBH	SGD	90,000	USD	69,091	(905)
06/20/2025	MSCI	THB	1,500,000	USD	45,503	(243)
07/15/2025	SSB	TWD	945,600	USD	31,449	(517)
06/03/2025	BCLY	USD	79,520	BRL	450,000	(842)
06/03/2025	CITI	USD	52,746	BRL	300,000	(294)
06/03/2025	GS	USD	35,255	BRL	200,000	(287)
08/04/2025	JPM	USD	332,777	BRL	1,913,667	(2,960)
08/18/2025	GS	USD	31,918	CLP	30,000,000	(212)
08/15/2025	CITI	USD	28,696	COP	120,000,000	(57)
07/15/2025	CITI	USD	45,779	CZK	1,000,000	(160)
07/15/2025	MSCI	USD	176,175	GBP	130,000	(987)
06/26/2025	CITI	USD	35,504	INR	3,000,000	(482)
06/26/2025	MSCI	USD	23,380	INR	2,000,000	(32)
08/18/2025	SSB	USD	58,652	KRW	80,000,000	(453)
07/15/2025	MSCI	USD	41,198	MXN	800,000	(167)
07/15/2025	SSB	USD	62,059	MXN	1,200,000	(512)
06/23/2025	BBH	USD	57,444	RON	250,000	(1,470)
06/23/2025	CITI	USD	22,430	RON	100,000	(40)
07/15/2025	SSB	USD	30,494	TWD	900,000	(70)
06/27/2025	SSB	USD	66,999	ZAR	1,200,000	(385)
06/27/2025	BBH	ZAR	1,400,000	USD	74,979	(2,737)
06/27/2025	SSB	ZAR	1,400,000	USD	72,302	(5,414)

						$111,663

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
28	U.S. Long Bond (CBT)	September 2025	3,157,875	17,827
30	U.S. Treasury Note 10 Yr. (CBT)	September 2025	3,322,500	18,266
31	U.S. Treasury Note 2 Yr. (CBT)	September 2025	6,430,563	8,181
103	U.S. Treasury Note 5 Yr. (CBT)	September 2025	11,143,312	23,676
3	U.S. Treasury Ultra 10 Yr. (CBT)	September 2025	337,641	643
28	U.S. Ultra Bond (CBT)	September 2025	3,249,750	22,936

			$27,641,641	$91,529

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2025 (Unaudited)

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.18%	3 Month AUD BBSW	AUD	10,000,000	06/18/2027	Quarterly	1,052	5,238	4,186
3 Month AUD BBSW	3.16%	AUD	2,000,000	06/18/2027	Quarterly	—	(1,420)	(1,420)
3 Month AUD BBSW	3.20%	AUD	2,000,000	06/18/2027	Quarterly	—	(390)	(390)
3 Month AUD BBSW	3.25%	AUD	1,500,000	06/18/2027	Quarterly	—	656	656
CAD-CORRA-OIS-COMPOUND	2.29%	CAD	7,500,000	06/18/2027	Annually	6,967	(15,813)	(22,780)
CAD-CORRA-OIS-COMPOUND	2.36%	CAD	1,000,000	06/18/2027	Annually	—	(1,182)	(1,182)
CAD-CORRA-OIS-COMPOUND	2.39%	CAD	1,500,000	06/18/2027	Annually	—	(1,021)	(1,021)
2.37%	CAD-CORRA-OIS-COMPOUND	CAD	1,500,000	06/18/2027	Annually	—	1,477	1,477
2.42%	CAD-CORRA-OIS-COMPOUND	CAD	1,000,000	06/18/2027	Annually	—	348	348
2.41%	CAD-CORRA-OIS-COMPOUND	CAD	1,500,000	06/18/2027	Annually	—	682	682
CHF-SARON-OIS-COMPOUND	0.14%	CHF	12,000,000	06/18/2027	Annually	(17,154)	121,928	139,082
(0.05)%	CHF-SARON-OIS-COMPOUND	CHF	1,000,000	06/18/2027	Annually	—	(5,473)	(5,473)
(0.10)%	CHF-SARON-OIS-COMPOUND	CHF	500,000	06/18/2027	Annually	—	(2,085)	(2,085)
(0.19)%	CHF-SARON-OIS-COMPOUND	CHF	1,000,000	06/18/2027	Annually	—	(1,876)	(1,876)
(0.29)%	CHF-SARON-OIS-COMPOUND	CHF	1,000,000	06/18/2027	Annually	—	456	456
EUR-EuroSTR-COMPOUND	1.65%	EUR	1,000,000	06/18/2027	Annually	—	(921)	(921)
EUR-EuroSTR-COMPOUND	1.70%	EUR	1,000,000	06/18/2027	Annually	—	54	54
EUR-EuroSTR-COMPOUND	1.79%	EUR	1,000,000	06/18/2027	Annually	—	2,128	2,128
GBP-SONIA-COMPOUND	3.63%	GBP	500,000	06/18/2027	Annually	—	(2,518)	(2,518)
3.93%	GBP-SONIA-COMPOUND	GBP	4,000,000	06/18/2027	Annually	(1,293)	(10,591)	(9,298)
3.81%	GBP-SONIA-COMPOUND	GBP	1,000,000	06/18/2027	Annually	—	362	362
3 Month SEK STIBOR	2.13%	SEK	5,000,000	06/18/2027	Quarterly	—	487	487
3 Month SEK STIBOR	2.23%	SEK	20,000,000	06/18/2027	Quarterly	(4,339)	5,939	10,278
3 Month SEK STIBOR	2.52%	SEK	10,000,000	06/18/2027	Quarterly	—	9,007	9,007
2.18%	3 Month SEK STIBOR	SEK	20,000,000	06/18/2027	Quarterly	—	(4,035)	(4,035)
2.11%	3 Month SEK STIBOR	SEK	10,000,000	06/18/2027	Quarterly	—	(579)	(579)
2.10%	3 Month SEK STIBOR	SEK	15,000,000	06/18/2027	Quarterly	(187)	(656)	(469)
3.51%	USD-SOFR-OIS-COMPOUND	USD	1,000,000	06/18/2027	Annually	—	2,930	2,930
BRL-CDI	14.0%	BRL	2,818,663	01/02/2029	At Maturity	370	10,557	10,187
MXN-TIIE ON-OIS COMPOUND	7.74%	MXN	2,900,000	06/12/2030	Monthly	—	120	120
MXN-TIIE ON-OIS COMPOUND	7.87%	MXN	2,700,000	06/12/2030	Monthly	—	846	846
MXN-TIIE ON-OIS COMPOUND	8.22%	MXN	4,000,000	06/12/2030	Monthly	597	4,215	3,618
5.09%	CL-CLICP-Bloomberg	CLP	90,000,000	06/18/2030	Semi-Annually	—	(1,839)	(1,839)
CNY-CNREPOFIX=CFXS-Reuters	1.44%	CNY	600,000	06/18/2030	Quarterly	—	(174)	(174)
1.57%	CNY-CNREPOFIX=CFXS-Reuters	CNY	6,000,000	06/18/2030	Quarterly	604	(3,634)	(4,238)
COP-IBR-OIS-COMPOUND	8.25%	COP	2,400,000,000	06/18/2030	Quarterly	1,600	(5,882)	(7,482)
COP-IBR-OIS-COMPOUND	8.70%	COP	560,000,000	06/18/2030	Quarterly	—	1,062	1,062
CZK-PRIBOR-PRBO	3.44%	CZK	3,100,000	06/18/2030	Semi-Annually	—	974	974
CZK-PRIBOR-PRBO	3.50%	CZK	6,000,000	06/18/2030	Semi-Annually	(346)	2,536	2,882
CZK-PRIBOR-PRBO	3.56%	CZK	11,500,000	06/18/2030	Semi-Annually	2,591	6,328	3,737
3.21%	CZK-PRIBOR-PRBO	CZK	2,100,000	06/18/2030	Semi-Annually	—	368	368
HKD-HIBOR-HKAB	2.96%	HKD	700,000	06/18/2030	Quarterly	—	786	786
HKD-HIBOR-HKAB	3.37%	HKD	3,000,000	06/18/2030	Quarterly	(1,345)	10,712	12,057
3.48%	HKD-HIBOR-HKAB	HKD	600,000	06/18/2030	Quarterly	—	(2,514)	(2,514)
ILS-SHIR-OIS COMPOUND	4.19%	ILS	900,000	06/18/2030	Annually	2,116	944	(1,172)
5.97%	INR-FBIL-MIBOR-OIS-COMPOUND	INR	90,000,000	06/18/2030	Semi-Annually	(2,695)	(12,851)	(10,156)
KRW-CD-KSDA-Bloomberg	2.33%	KRW	320,000,000	06/18/2030	Quarterly	—	(790)	(790)
KRW-CD-KSDA-Bloomberg	2.41%	KRW	110,000,000	06/18/2030	Quarterly	—	21	21
KRW-CD-KSDA-Bloomberg	2.62%	KRW	260,000,000	06/18/2030	Quarterly	—	1,961	1,961
2.52%	KRW-CD-KSDA-Bloomberg	KRW	1,100,000,000	06/18/2030	Quarterly	4,046	(4,481)	(8,527)
4.78%	PLN-WIBOR-WIBO	PLN	2,600,000	06/18/2030	Semi-Annually	2,859	(22,067)	(24,926)
3.81%	PLN-WIBOR-WIBO	PLN	300,000	06/18/2030	Semi-Annually	—	890	890
SGD-SORA-COMPOUND	1.96%	SGD	180,000	06/18/2030	Semi-Annually	—	215	215
SGD-SORA-COMPOUND	2.26%	SGD	150,000	06/18/2030	Semi-Annually	—	1,895	1,895
2.31%	SGD-SORA-COMPOUND	SGD	900,000	06/18/2030	Semi-Annually	1,593	(12,952)	(14,545)
2.30%	SGD-SORA-COMPOUND	SGD	200,000	06/18/2030	Semi-Annually	—	(2,778)	(2,778)
2.01%	SGD-SORA-COMPOUND	SGD	140,000	06/18/2030	Semi-Annually	—	(463)	(463)
1.75%	THB-THOR	THB	18,600,000	06/18/2030	Quarterly	1,036	(9,550)	(10,586)

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2025 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1.68%	THB-THOR	THB	3,000,000	06/18/2030	Quarterly	—	(1,255)	(1,255)
1.54%	THB-THOR	THB	3,000,000	06/18/2030	Quarterly	—	(604)	(604)
1.40%	THB-THOR	THB	2,600,000	06/18/2030	Quarterly	—	(12)	(12)
ZAR-JIBAR-SAFEX	7.79%	ZAR	19,000,000	06/18/2030	Quarterly	621	16,023	15,402
6 Month AUD BBSW	4.13%	AUD	500,000	06/18/2035	Semi-Annually	—	(180)	(180)
6 Month AUD BBSW	4.23%	AUD	2,300,000	06/18/2035	Semi-Annually	989	11,156	10,167
6 Month AUD BBSW	4.32%	AUD	500,000	06/18/2035	Semi-Annually	—	4,818	4,818
4.14%	6 Month AUD BBSW	AUD	400,000	06/18/2035	Semi-Annually	—	38	38
4.15%	6 Month AUD BBSW	AUD	500,000	06/18/2035	Semi-Annually	—	(232)	(232)
4.18%	6 Month AUD BBSW	AUD	300,000	06/18/2035	Semi-Annually	—	(642)	(642)
CAD-CORRA-OIS-COMPOUND	2.89%	CAD	400,000	06/18/2035	Annually	—	(1,164)	(1,164)
CAD-CORRA-OIS-COMPOUND	2.91%	CAD	400,000	06/18/2035	Annually	—	(796)	(796)
CAD-CORRA-OIS-COMPOUND	2.96%	CAD	300,000	06/18/2035	Annually	—	410	410
CAD-CORRA-OIS-COMPOUND	2.98%	CAD	200,000	06/18/2035	Annually	—	508	508
CAD-CORRA-OIS-COMPOUND	3.03%	CAD	300,000	06/18/2035	Annually	—	1,712	1,712
2.62%	CAD-CORRA-OIS-COMPOUND	CAD	1,700,000	06/18/2035	Annually	(4,588)	34,074	38,662
2.84%	CAD-CORRA-OIS-COMPOUND	CAD	300,000	06/18/2035	Annually	—	1,871	1,871
2.77%	CAD-CORRA-OIS-COMPOUND	CAD	200,000	06/18/2035	Annually	—	2,197	2,197
2.93%	CAD-CORRA-OIS-COMPOUND	CAD	400,000	06/18/2035	Annually	—	315	315
CHF-SARON-OIS-COMPOUND	0.37%	CHF	200,000	06/18/2035	Annually	—	(39)	(39)
CHF-SARON-OIS-COMPOUND	0.50%	CHF	400,000	06/18/2035	Annually	—	6,232	6,232
CHF-SARON-OIS-COMPOUND	0.51%	CHF	100,000	06/18/2035	Annually	—	1,700	1,700
CHF-SARON-OIS-COMPOUND	0.53%	CHF	200,000	06/18/2035	Annually	—	3,932	3,932
CHF-SARON-OIS-COMPOUND	0.59%	CHF	200,000	06/18/2035	Annually	—	5,466	5,466
0.57%	CHF-SARON-OIS-COMPOUND	CHF	2,500,000	06/18/2035	Annually	19,204	(61,216)	(80,420)
0.56%	CHF-SARON-OIS-COMPOUND	CHF	1,180,000	06/18/2035	Annually	(1,711)	(27,872)	(26,161)
0.89%	CHF-SARON-OIS-COMPOUND	CHF	400,000	06/18/2035	Annually	—	(25,703)	(25,703)
EUR-EuroSTR-COMPOUND	2.44%	EUR	600,000	06/18/2035	Annually	—	5,975	5,975
EUR-EuroSTR-COMPOUND	2.47%	EUR	200,000	06/18/2035	Annually	—	2,566	2,566
EUR-EuroSTR-COMPOUND	2.56%	EUR	200,000	06/18/2035	Annually	—	4,451	4,451
EUR-EuroSTR-COMPOUND	2.65%	EUR	500,000	06/18/2035	Annually	—	15,610	15,610
2.27%	EUR-EuroSTR-COMPOUND	EUR	1,330,000	06/18/2035	Annually	935	10,807	9,872
2.50%	EUR-EuroSTR-COMPOUND	EUR	200,000	06/18/2035	Annually	—	(3,098)	(3,098)
2.31%	EUR-EuroSTR-COMPOUND	EUR	200,000	06/18/2035	Annually	—	693	693
2.44%	EUR-EuroSTR-COMPOUND	EUR	200,000	06/18/2035	Annually	—	(1,982)	(1,982)
2.38%	EUR-EuroSTR-COMPOUND	EUR	300,000	06/18/2035	Annually	—	(897)	(897)
GBP-SONIA-COMPOUND	3.87%	GBP	200,000	06/18/2035	Annually	—	(5,905)	(5,905)
GBP-SONIA-COMPOUND	3.98%	GBP	960,000	06/18/2035	Annually	1,313	(16,869)	(18,182)
GBP-SONIA-COMPOUND	3.99%	GBP	1,000,000	06/18/2035	Annually	61	(16,808)	(16,869)
GBP-SONIA-COMPOUND	4.10%	GBP	500,000	06/18/2035	Annually	—	(2,237)	(2,237)
GBP-SONIA-COMPOUND	4.13%	GBP	200,000	06/18/2035	Annually	—	(174)	(174)
GBP-SONIA-COMPOUND	4.17%	GBP	200,000	06/18/2035	Annually	—	568	568
GBP-SONIA-COMPOUND	4.25%	GBP	200,000	06/18/2035	Annually	—	2,325	2,325
4.00%	GBP-SONIA-COMPOUND	GBP	200,000	06/18/2035	Annually	—	2,979	2,979
3.99%	GBP-SONIA-COMPOUND	GBP	300,000	06/18/2035	Annually	—	5,026	5,026
4.18%	GBP-SONIA-COMPOUND	GBP	300,000	06/18/2035	Annually	—	(1,179)	(1,179)
3 Month NZD Bank Bill Rate	4.05%	NZD	2,720,000	06/18/2035	Quarterly	(13,666)	(12,471)	1,195
3 Month SEK STIBOR	2.65%	SEK	3,000,000	06/18/2035	Quarterly	258	525	267
3 Month SEK STIBOR	2.66%	SEK	2,000,000	06/18/2035	Quarterly	—	552	552
3 Month SEK STIBOR	2.73%	SEK	5,000,000	06/18/2035	Quarterly	—	4,805	4,805
3 Month SEK STIBOR	2.97%	SEK	2,000,000	06/18/2035	Quarterly	—	6,291	6,291
2.64%	3 Month SEK STIBOR	SEK	4,000,000	06/18/2035	Quarterly	4,938	(294)	(5,232)
2.63%	3 Month SEK STIBOR	SEK	1,000,000	06/18/2035	Quarterly	19	(9)	(28)
2.96%	3 Month SEK STIBOR	SEK	2,000,000	06/18/2035	Quarterly	—	(6,134)	(6,134)
2.67%	3 Month SEK STIBOR	SEK	6,000,000	06/18/2035	Quarterly	—	(2,510)	(2,510)
2.66%	3 Month SEK STIBOR	SEK	2,000,000	06/18/2035	Quarterly	—	(625)	(625)

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2025 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
USD-SOFR-OIS-COMPOUND	3.76%	USD	300,000	06/18/2035	Annually	—	(2,280)	(2,280)
USD-SOFR-OIS-COMPOUND	3.82%	USD	300,000	06/18/2035	Annually	—	(873)	(873)
3.73%	USD-SOFR-COMPOUND	USD	500,000	06/18/2035	Annually	(1,526)	5,232	6,758
3.77%	USD-SOFR-COMPOUND	USD	200,000	06/18/2035	Annually	—	1,437	1,437
3.94%	USD-SOFR-OIS-COMPOUND	USD	200,000	06/18/2035	Annually	—	(1,492)	(1,492)
3.89%	USD-SOFR-OIS-COMPOUND	USD	300,000	06/18/2035	Annually	—	(1,019)	(1,019)
3.92%	USD-SOFR-OIS-COMPOUND	USD	300,000	06/18/2035	Annually	—	(1,666)	(1,666)

						$4,919	$29,644	$24,725

OTC Interest Rate Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
MYR-KLIBOR-BNM	3.52%	BOA	MYR	2,500,000	06/18/2030	Quarterly	$530	$8,478	$7,948

As of May 31, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2025 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	Affiliated company.

(c)	The rate disclosed is the 7 day net yield as of May 31, 2025.

The rates shown on variable rate notes are the current interest rates at May 31, 2025, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

BNM - Bank Negara Malaysia

BRL CDI - Brazilian Interbank Offered Rate dominated in Brazilian Real.

CDI - Certificado de Deposito Interbancario

CLICP - Chilean Interbank Rate denominated in Chilean Peso.

CNY-CNREPOFIX=CFXS - China 7 Day Interbank Repo Trading Rate denominated in Chinese Reminibi.

CORRA - Canadian Overnight Repo Rate Average

EuroSTR - Euro Short-Term Rate

FBIL - Financial Benchmarks India PVT. LTD.

HIBOR - Hong Kong Interbank Offered Rate

HKAB - Hong Kong Association of Banks

IBR - Indicador Bancario de Referencia

KLIBOR - Kuala Lumpur Interbank Offered Rate

KSDA - Korean Securities Dealers Association

MIBOR - Mumbai Interbank Offer Rate

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

PRIBOR - Prague Interbank Offered Rate

SAFEX - South African Futures Exchange

SARON - Swiss Average Rate Overnight

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SHIR - Shekel overnight interest rate

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

SORA - Singapore Overnight Rate Average

TBA - To Be Announced - Delayed Delivery Security

THOR - Thai Overnight Repurchase Rate

TIIE - The Interbank Equilibrium Interest Rate denominated in Mexican Peso

WIBOR - Warsaw Interbank Offered Rate

ZAR JIBAR - Johannesburg Interbank Average Rate denominated in South African Rand.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNY - China Yuan Renminbi

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippines Peso

PLN - Polish Zloty

RON - Romanian New Leu

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TWD - Taiwan New Dollar

USD - United States Dollar

ZAR - South African Rand

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 97.3%

	Asset-Backed Securities — 76.6%

	Auto Retail Prime — 0.5%

6,847,000	Chase Auto Owner Trust, Series 24-4A, Class A3, 144A, 4.94%, due 07/25/29	6,891,634

	Auto Retail Subprime — 2.7%

5,402,086	GM Financial Consumer Automobile Receivables Trust, Series 21-3, Class A4, 0.73%, due 08/16/27	5,365,979

6,000,000	GM Financial Consumer Automobile Receivables Trust, Series 24-1, Class A3, 4.85%, due 12/18/28	6,028,218

7,000,000	Hyundai Auto Receivables Trust, Series 24-A, Class A3, 4.99%, due 02/15/29	7,052,319

7,000,000	Nissan Auto Receivables Owner Trust, Series 23-B, Class A3, 5.93%, due 03/15/28	7,061,214

3,526,000	Volkswagen Auto Loan Enhanced Trust, Series 24-1, Class A3, 4.63%, due 07/20/29	3,552,191

6,030,000	World Omni Auto Receivables Trust, Series 24-C, Class A3, 4.43%, due 12/17/29	6,033,174

	Total Auto Retail Subprime	35,093,095

	CMBS CDO — 0.0%

8,586,000	ARCap Resecuritization Trust, Series 05-1A, Class B, 144A, 5.55%, due 12/21/42	8

	Collateralized Loan Obligations — 7.1%

6,948,916	Anchorage Credit Funding 6 Ltd., Series 18-6A, Class A, 144A, 4.30%, due 07/25/36	6,876,627

9,725,000	Apex Credit CLO LLC, Series 21-2A, Class A1A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.49%, 5.76%, due 10/20/34	9,720,118

5,425,000	BlueMountain CLO Ltd., Series 13-2A, Class BR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.86%, 6.13%, due 10/22/30	5,430,311

2,760,109	Canyon Capital CLO Ltd., Series 16-1A, Class AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.33%, 5.59%, due 07/15/31	2,761,420

13,452,151	Gallatin CLO VIII Ltd., Series 17-1A, Class A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.35%, 5.61%, due 07/15/31	13,455,392

3,180,845	Man GLG U.S. CLO, Series 18-1A, Class A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.40%, 5.67%, due 04/22/30	3,182,451

4,880,777	Marble Point CLO XIV Ltd., Series 18-2A, Class A12R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.20%, 5.47%, due 01/20/32	4,875,501

2,339,416	MidOcean Credit CLO VI, Series 16-6A, Class ARRR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.23%, 5.50%, due 04/20/33	2,339,730

2,951,774	Mountain View CLO IX Ltd., Series 15-9A, Class A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.38%, 5.64%, due 07/15/31	2,953,404

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Collateralized Loan Obligations — continued

4,000,000	Mountain View CLO Ltd., Series 13-1A, Class BRR , 144A, Variable Rate, 3 mo. USD Term SOFR + 1.93%, 6.17%, due 10/12/30	4,004,364

3,221,457	Northwoods Capital XVII Ltd., Series 18-17A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.32%, 5.59%, due 04/22/31	3,222,436

1,083,456	OZLM VII Ltd., Series 14-7A, Class SUB, 144A, Variable Rate, 0.00, due 07/17/26	6,759

3,161,423	OZLM XVIII Ltd., Series 18-18A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.28%, 5.54%, due 04/15/31	3,162,470

2,190,000	OZLM XXII Ltd., Series 18-22A, Class A2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.76%, 6.04%, due 01/17/31	2,195,433

6,000,000	Rockford Tower CLO Ltd., Series 18-1A, Class B, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.98%, 6.30%, due 05/20/31	6,013,824

106,645	Saranac CLO III Ltd., Series 14-3A, Class ALR, 144A, Variable Rate, 3 mo. USD LIBOR + 1.60%, 6.45%, due 06/22/30	106,740

993,523	Shackleton CLO Ltd., Series 14-5RA, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.36%, 5.66%, due 05/07/31	994,337

831,307	Sound Point CLO XIX Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.26%, 5.52%, due 04/15/31	831,532

1,159,348	Sounds Point CLO IV-R Ltd., Series 13-3RA, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.41%, 5.68%, due 04/18/31	1,159,342

308,367	Steele Creek CLO Ltd., Series 17-1A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.51%, 5.77%, due 10/15/30	308,619

2,761,911	Steele Creek CLO Ltd., Series 16-1A, Class AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.38%, 5.68%, due 06/15/31	2,763,093

2,464,003	Venture 32 CLO Ltd., Series 18-32A, Class A1, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.36%, 5.63%, due 07/18/31	2,465,267

1,488,636	Whitehorse XII Ltd., Series 18-12A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.51%, 5.77%, due 10/15/31	1,489,756

4,967,955	Zais CLO 13 Ltd., Series 19-13A, Class A1AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.30%, 5.56%, due 07/15/32	4,968,760

5,368,000	Zais CLO 16 Ltd., Series 20-16A, Class A1R2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.13%, 5.40%, due 10/20/34	5,343,774

	Total Collateralized Loan Obligations	90,631,460

	Commercial Mortgage-Backed Securities —23.6%

15,387,600	BBCMS Mortgage Trust, Series 18-TALL, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.92%, 5.25%, due 03/15/37	14,492,782

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Commercial Mortgage-Backed Securities — continued

11,037,000	BBCMS Mortgage Trust, Series 18-CHRS, Class E, 144A, Variable Rate, 4.27%, due 08/05/38	9,144,110

5,141,320	Bear Stearns Mortgage Funding Trust, Series 06-AR1, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.53%, 4.86%, due 07/25/36	4,763,351

7,760,120	Benchmark Mortgage Trust, Series 18-B8, Class A5, 4.23%, due 01/15/52	7,541,863

16,000,000	Benchmark Mortgage Trust, Series 19-B9, Class A5, 4.02%, due 03/15/52	15,452,002

6,490,722	Benchmark Mortgage Trust, Series 19-B11, Class A5, 3.54%, due 05/15/52	6,131,757

9,635,057	Benchmark Mortgage Trust, Series 20-B19, Class A5, 1.85%, due 09/15/53	8,243,610

8,167,000	Benchmark Mortgage Trust, Series 20-B20, Class A5, 2.03%, due 10/15/53	6,976,229

5,266,000	Benchmark Mortgage Trust, Series 21-B27, Class A5, 2.39%, due 07/15/54	4,503,850

9,604,000	Benchmark Mortgage Trust, Series 22-B32, Class A5, Variable Rate, 3.00%, due 01/15/55	8,356,032

5,295,000	Benchmark Mortgage Trust, Series 22-B33, Class A5, 3.46%, due 03/15/55	4,776,024

14,500,000	Benchmark Mortgage Trust, Series 22-B34, Class A5, Variable Rate, 3.79%, due 04/15/55	13,150,344

10,395,000	Benchmark Mortgage Trust, Series 19-B15, Class A5, 2.93%, due 12/15/72	9,489,822

8,000,000	BX Commercial Mortgage Trust, Series 20-VIV4, Class A, 144A, 2.84%, due 03/09/44	7,234,048

8,000,000	BX Commercial Mortgage Trust, Series 20-VIVA, Class D, 144A, Variable Rate, 3.55%, due 03/11/44	7,206,995

8,000,000	BX Trust, Series 19-OC11, Class A, 144A, 3.20%, due 12/09/41	7,400,594

4,895,000	BX Trust, Series 19-OC11, Class C, 144A, 3.86%, due 12/09/41	4,559,983

4,570,000	BX Trust, Series 19-OC11, Class D, 144A, Variable Rate, 3.94%, due 12/09/41	4,229,068

9,000,000	BX Trust, Series 19-OC11, Class E, 144A, Variable Rate, 3.94%, due 12/09/41	8,163,454

15,516,000	COMM Mortgage Trust, Series 24-277P, Class A, 144A, 6.34%, due 08/10/44	16,149,852

3,031,837	COMM Mortgage Trust, Series 15-PC1, Class B, Variable Rate, 4.34%, due 07/10/50	2,943,914

26,327,712	COMM Mortgage Trust, Series 18-COR3, Class A3, 4.23%, due 05/10/51	25,593,348

8,625,000	Grace Trust, Series 20-GRCE, Class A, 144A, 2.35%, due 12/10/40	7,475,481

13,916,000	Houston Galleria Mall Trust, Series 25-HGLR, Class A, 144A, Variable Rate, 5.46%, due 02/05/45	14,051,432

11,393,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 24-OMNI, Class A, 144A, Variable Rate, 5.80%, due 10/05/39	11,525,362

Par Value†	Description	Value ($)
	Asset-Backed Securities — continued
	Commercial Mortgage-Backed Securities — continued

14,600,000	MKT Mortgage Trust, Series 20-525M, Class A, 144A, 2.69%, due 02/12/40	12,774,852

9,011,741	OBX Trust, Series 25-NQM7, Class A1, 144A, Step Up, 5.56%, due 05/25/55	9,041,784

8,235,000	OBX Trust, Series 25-NQM8, Class A1, 144A, Step Up, 5.47%, due 03/25/65	8,239,374

7,775,000	ROCK Trust, Series 24-CNTR, Class A, 144A, 5.39%, due 11/13/41	7,873,117

4,000,000	ROCK Trust, Series 24-CNTR, Class E, 144A, 8.82%, due 11/13/41	4,178,255

1,440,342	Velocity Commercial Capital Loan Trust, Series 22-1, Class A, 144A, Variable Rate, 3.38%, due 02/25/52	1,275,332

4,550,000	WaMu Commercial Mortgage Securities Trust, Series 06-SL1, Class E, 144A, Variable Rate, 6.12%, due 11/23/43	4,515,069

11,594,960	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class J, 144A, Variable Rate, 6.88%, due 03/23/45	10,179,508

2,285,000	Wells Fargo Commercial Mortgage Trust, Series 19-C51, Class A4, 3.31%, due 06/15/52	2,125,045

2,510,238	WFRBS Commercial Mortgage Trust, Series 14-C21, Class B, Variable Rate, 4.21%, due 08/15/47	2,431,166

9,814,966	WFRBS Commercial Mortgage Trust, Series 14-C21, Class C, Variable Rate, 4.23%, due 08/15/47	9,305,569

	Total Commercial Mortgage-Backed Securities	301,494,378

	Credit Cards — 1.1%

13,695,000	American Express Credit Account Master Trust, Series 24-3, Class A, 4.65%, due 07/15/29	13,803,696

	Residential Mortgage-Backed Securities — Other — 9.9%

742,816	ACE Securities Corp. Home Equity Loan Trust, Series 06-ASL1, Class A, Variable Rate, 1 mo. USD Term SOFR + 0.39%, 4.72%, due 02/25/36	58,971

2,145,176	ACE Securities Corp. Home Equity Loan Trust, Series 05-SD3, Class M2, Variable Rate, 1 mo. USD Term SOFR + 2.36%, 6.69%, due 08/25/45	1,914,796

17,663,707	American Home Mortgage Investment Trust, Series 06-2, Class 4A, Variable Rate, 1 mo. USD Term SOFR + 0.47%, 4.80%, due 02/25/36	566,652

2,526,363	AMSR Trust, Series 20-SFR5, Class A, 144A, 1.38%, due 11/17/37	2,487,846

9,002,555	Angel Oak Mortgage Trust, Series 25-5, Class A1, 144A, Step Up, 5.57%, due 04/25/70	8,991,596

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Other — continued

13,743,281	BankAmerica Manufactured Housing Contract Trust, Series 98-1, Class B2, Variable Rate, 8.00%, due 08/10/25	1,479,779

2,401,230	BCMSC Trust, Series 99-A, Class M1, Variable Rate, 6.79%, due 03/15/29	2,366,808

8,834,023	BCMSC Trust, Series 99-B, Class A4, Variable Rate, 7.30%, due 12/17/29	641,779

2,928,137	BCMSC Trust, Series 00-A, Class A4, Variable Rate, 8.29%, due 06/15/30	230,503

82,351	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 4.76%, due 02/25/37	99,253

1,221,880	Conseco Finance Corp., Series 97-6, Class M1, Variable Rate, 7.21%, due 01/15/29	1,241,897

1,098,524	Conseco Finance Corp., Series 98-6, Class M1, Variable Rate, 6.63%, due 06/01/30	1,110,615

4,689,174	Conseco Finance Securitizations Corp., Series 02-2, Class M2, Variable Rate, 9.16%, due 03/01/33	4,703,407

5,110,325	Conseco Finance Securitizations Corp., Series 01-3, Class M1, Variable Rate, 7.15%, due 05/01/33	5,270,383

4,068,617	Conseco Finance Securitizations Corp., Series 02-1, Class M2, Variable Rate, 9.55%, due 12/01/33	3,959,881

620,852	CoreVest American Finance Ltd., Series 21-1, Class A, 144A, 1.57%, due 04/15/53	603,531

6,335,054	FirstKey Homes Trust, Series 21-SFR3, Class A, 144A, 2.14%, due 12/17/38	6,098,675

2,372,266	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. USD Term SOFR + 0.61%, 4.94%, due 10/25/34	2,327,792

1,222,171	GMACM Home Equity Loan Trust, Series 07-HE3, Class 2A1, Variable Rate, 7.00%, due 09/25/37	1,202,554

4,328,989	Home Equity Loan Trust, Series 05-HS1, Class AI4, Step Up, 5.34%, due 09/25/35	53,804

7,743,207	Home Loan Trust, Series 06-HI4, Class A4, Step Up, 6.22%, due 09/25/36	1,603,846

8,525,345	Home Loan Trust, Series 07-HI1, Class A4, Step Up, 6.43%, due 03/25/37	966,025

8,485,464	Invitation Homes Trust, Series 24-SFR1, Class A, 144A, 4.00%, due 09/17/41	8,209,402

3,325,064	Lehman ABS Manufactured Housing Contract Trust, Series 01-B, Class M2, Variable Rate, 7.17%, due 04/15/40	3,125,395

3,504,129	MASTR Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 4.76%, due 03/25/36	205,900

97,029	Mellon Re-REMICS Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.36%, 4.69%, due 02/26/34	89,630

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Other — continued

784,814	New Century Home Equity Loan Trust, Series 03-B, Class M1, Variable Rate, 1 mo. USD Term SOFR + 1.09%, 5.41%, due 10/25/33	779,595

13,486,319	New Century Home Equity Loan Trust, Series 06-S1, Class A2A, Variable Rate, 1 mo. USD Term SOFR + 0.31%, 4.64%, due 03/25/36	302,067

7,692,873	New Century Home Equity Loan Trust, Series 06-S1, Class A1, Variable Rate, 1 mo. USD Term SOFR + 0.45%, 4.78%, due 03/25/36	172,218

20,510,046	New Century Home Equity Loan Trust, Series 06-S1, Class A2B, Variable Rate, 1 mo. USD Term SOFR + 0.51%, 4.84%, due 03/25/36	459,041

10,725	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 05-S3, Class M1, Variable Rate, 1 mo. USD Term SOFR + 1.01%, 5.34%, due 08/25/35 (a)	244,966

1,495,187	Oakwood Mortgage Investors, Inc., Series 01-E, Class A2, 5.05%, due 11/15/19	1,402,475

702,216	Oakwood Mortgage Investors, Inc., Series 98-A, Class B1, Variable Rate, 7.50%, due 05/15/28	697,329

2,403,604	Oakwood Mortgage Investors, Inc., Series 98-D, Class M1, 144A, 7.42%, due 01/15/29	2,381,685

5,977,797	Oakwood Mortgage Investors, Inc., Series 99-E, Class A1, Variable Rate, 7.61%, due 03/15/30	2,639,056

11,752,084	Oakwood Mortgage Investors, Inc., Series 00-D, Class A4, Variable Rate, 7.40%, due 07/15/30	1,676,047

3,897,835	Oakwood Mortgage Investors, Inc., Series 01-B, Class M1, 144A, Variable Rate, 7.92%, due 03/15/31	3,805,765

2,546,879	Oakwood Mortgage Investors, Inc., Series 01-D, Class A4, Variable Rate, 6.93%, due 09/15/31	1,085,004

308,812	Oakwood Mortgage Investors, Inc., Series 01-E, Class A3, 5.69%, due 12/15/31	294,701

2,070,520	Oakwood Mortgage Investors, Inc., Series 02-C, Class M1, Variable Rate, 6.89%, due 11/15/32	2,014,475

1,323,019	Progress Residential Trust, Series 21-SFR10, Class A, 144A, 2.39%, due 12/17/40	1,226,629

9,307,941	Tricon American Homes, Series 20-SFR1, Class A, 144A, 1.50%, due 07/17/38	9,051,429

11,117,952	Tricon American Homes Trust, Series 19-SFR1, Class A, 144A, 2.75%, due 03/17/38	10,931,970

5,424,483	Tricon American Homes Trust, Series 20-SFR2, Class A, 144A, 1.48%, due 11/17/39	5,041,548

9,973,083	Tricon Residential Trust, Series 24-SFR4, Class A, 144A, 4.30%, due 11/17/41	9,730,184

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Other — continued

1,666,428	UCFC Manufactured Housing Contract, Series 98-2, Class M1, 6.73%, due 10/15/29	1,598,700

4,761,669	Verus Securitization Trust, Series 22-5, Class A1, 144A, Step Up, 3.80%, due 04/25/67	4,590,867

6,632,616	Verus Securitization Trust, Series 25-3, Class A1, 144A, Step Up, 5.62%, due 05/25/70	6,650,156

	Total Residential Mortgage-Backed Securities — Other	126,386,627

	Residential Mortgage-Backed Securities — Performing Loans — 1.4%

2,087,450	Ajax Mortgage Loan Trust, Series 21-A, Class A1, 144A, Variable Rate, 1.07%, due 09/25/65	1,842,070

3,657,718	COLT Trust, Series 21-RPL1, Class A1, 144A, Variable Rate, 1.67%, due 09/25/61	3,324,487

3,926,901	CSMC Trust, Series 21-RPL2, Class A1A, 144A, Variable Rate, 1.11%, due 01/25/60	3,287,528

5,875,548	CSMC Trust, Series 22-NQM1, Class A1, 144A, Variable Rate, 2.27%, due 11/25/66	5,247,149

4,165,408	Verus Securitization Trust, Series 21-8, Class A1, 144A, Variable Rate, 1.82%, due 11/25/66	3,774,882

	Total Residential Mortgage-Backed Securities — Performing Loans	17,476,116

	Residential Mortgage-Backed Securities — Prime — 2.5%

7,533,425	American Home Mortgage Assets Trust, Series 06-4, Class 1A12, Variable Rate, 1 mo. USD Term SOFR + 0.32%, 4.65%, due 10/25/46	3,790,514

357,842	Bear Stearns ARM Trust, Series 05-9, Class A1, Variable Rate, 1 yr. CMT + 2.30%, 7.08%, due 10/25/35	337,442

3,673,411	CSMC Mortgage-Backed Trust, Series 07-4, Class 2A1, 6.00%, due 06/25/37	1,948,916

1,049,710	IndyMac INDA Mortgage Loan Trust, Series 06-AR3, Class 1A1, Variable Rate, 4.34%, due 12/25/36	809,039

791,289	IndyMac INDA Mortgage Loan Trust, Series 07-AR1, Class 1A1, Variable Rate, 4.12%, due 03/25/37	608,159

6,592,382	IndyMac INDX Mortgage Loan Trust, Series 06-AR2, Class 1A1A, Variable Rate, 1 mo. USD Term SOFR + 0.55%, 4.88%, due 04/25/46	5,931,246

1,601,962	Morgan Stanley Mortgage Loan Trust, Series 06-2, Class 6A, 6.50%, due 02/25/36	661,917

50,789,310	RFMSI Trust, Series 05-SA4, Class 2A2, Variable Rate, 6.23%, due 09/25/35 (a)	—

3,887,206	Structured Adjustable Rate Mortgage Loan Trust, Series 05-9, Class 2A2A, Variable Rate, 1 yr. MTA + 1.40%, 5.90%, due 05/25/35	3,134,811

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Prime — continued

2,975,092	Structured Asset Mortgage Investments II Trust, Series 07-AR1, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 4.76%, due 01/25/37	2,646,044

608,552	WaMu Mortgage Pass-Through Certificates Trust, Series 05-AR10, Class 1A3, Variable Rate, 5.15%, due 09/25/35	563,081

784,851	WaMu Mortgage Pass-Through Certificates Trust, Series 06-AR19, Class 2A, Variable Rate, 1 yr. MTA + 1.25%, 5.75%, due 01/25/47	717,610

1,625,254	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 05-4, Class CB3, Variable Rate, 1 mo. USD Term SOFR + 0.56%, 4.89%, due 06/25/35	1,401,015

1,717,401	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 05-10, Class 4CB3, Variable Rate, 1 mo. USD Term SOFR + 0.71%, 5.04%, due 12/25/35	1,501,826

3,903,432	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 06-8, Class A5, Step Up, 4.12%, due 10/25/36	1,304,705

7,730,501	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 07-5, Class A6, 6.00%, due 06/25/37	7,039,801

	Total Residential Mortgage-Backed Securities — Prime	32,396,126

	Residential Mortgage-Backed Securities — Subprime — 1.8%

760,922	ABFC Trust, Series 05-AQ1, Class A5, Step Up, 4.17%, due 06/25/35	742,863

625,894	BCAP LLC Trust, Series 14-RR2, Class 11A3, 144A, Variable Rate, 1.86%, due 05/26/37	611,831

15,401,699	Bravo Mortgage Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.71%, 5.04%, due 07/25/36	13,764,586

347,165	Carrington Mortgage Loan Trust, Series 07-RFC1, Class A3, Variable Rate, 1 mo. USD Term SOFR + 0.25%, 4.58%, due 12/25/36	341,318

722,066	CHL Mortgage Pass-Through Trust, Series 04-HYB6, Class A2, Variable Rate, 5.93%, due 11/20/34	691,843

1,953,637	First Franklin Mortgage Loan Trust, Series 06-FF12, Class A1, Variable Rate, 1 mo. USD Term SOFR + 0.22%, 4.54%, due 09/25/36	1,845,921

1,888,130	Home Equity Asset Trust, Series 06-2, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.68%, 5.01%, due 05/25/36	1,916,840

715,686	Lehman XS Trust, Series 07-15N, Class 2A1, Variable Rate, 1 mo. USD Term SOFR + 0.61%, 4.94%, due 08/25/37	698,936

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Subprime — continued

2,427,239	Residential Asset Mortgage Products Trust, Series 05-RS1, Class MII2, Variable Rate, 1 mo. USD Term SOFR + 0.91%, 5.64%, due 01/25/35	2,326,947

	Total Residential Mortgage-Backed Securities — Subprime	22,941,085

	Residential Mortgage-Backed Securities — Alt-A — 3.4%

1,389,403	Bear Stearns ALT-A Trust, Series 04-11, Class 1M1, Variable Rate, 1 mo. USD Term SOFR + 1.01%, 5.34%, due 11/25/34	1,384,754

1,667,422	Bear Stearns ALT-A Trust, Series 07-1, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 4.76%, due 01/25/47	1,408,626

1,478,464	Bear Stearns Asset-Backed Securities I Trust, Series 04-AC5, Class A1, Step Up, 5.75%, due 10/25/34	1,395,394

3,281,602	Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 2A2A, Variable Rate, 5.05%, due 07/25/36	1,819,235

131,259	Countrywide Alternative Loan Trust, Series 04-J11, Class 1CB1, 5.50%, due 11/25/34	130,734

2,075,727	Countrywide Alternative Loan Trust, Series 05-18CB, Class A8, 5.50%, due 05/25/35	2,041,697

1,476,523	Countrywide Alternative Loan Trust, Series 06-7CB, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.81%, 5.14%, due 05/25/36	608,586

1,543,830	Countrywide Alternative Loan Trust, Series 06-28CB, Class A1, Variable Rate, 1 mo. USD Term SOFR + 0.81%, 5.14%, due 10/25/36	603,280

2,179,455	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 06-AF1, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.71%, 5.04%, due 04/25/36	2,002,383

7,884,838	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 07-AR2, Class A1, Variable Rate, 1 mo. USD Term SOFR + 0.41%, 4.74%, due 03/25/37	7,298,289

4,160,832	Fieldstone Mortgage Investment Trust, Series 04-4, Class M4, Variable Rate, 1 mo. USD Term SOFR + 2.66%, 6.99%, due 10/25/35	2,644,487

10,359,112	GSAA Home Equity Trust, Series 06-9, Class A3, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 4.76%, due 06/25/36	1,929,753

10,369,694	GSR Mortgage Loan Trust, Series 07-OA2, Class 1A1, Variable Rate, 3.38%, due 06/25/47	6,036,938

5,619,992	HarborView Mortgage Loan Trust, Series 07-4, Class 2A1, Variable Rate, 1 mo. USD Term SOFR + 0.55%, 4.66%, due 07/19/47	5,334,891

30,888	JP Morgan Resecuritization Trust, Series 09-10, Class 7A1, 144A, Variable Rate, 6.05%, due 02/26/37	30,650

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Alt-A — continued

1,064,931	Merrill Lynch First Franklin Mortgage Loan Trust, Series 07-H1, Class 2A1, Variable Rate, 1 mo. USD Term SOFR + 3.11%, 7.44%, due 10/25/37	1,029,573

2,491,262	Residential Asset Securitization Trust, Series 25-A8CB, Class A6, 5.00%, due 07/25/35	1,292,862

15,301,341	Residential Asset Securitization Trust, Series 06-A7CB, Class 3A1, 6.50%, due 07/25/36	3,723,239

7,729,816	Terwin Mortgage Trust, Series 06-7, Class 2A3, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.65%, 4.98%, due 08/25/37	3,348,493

	Total Residential Mortgage-Backed Securities — Alt-A	44,063,864

	Small Balance Commercial Mortgages — 5.1%

2,112,276	Bayview Commercial Asset Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.58%, 4.90%, due 08/25/35	2,049,766

1,048,341	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.70%, 5.02%, due 01/25/36	986,374

1,367,208	Bayview Commercial Asset Trust, Series 06-1A, Class A2, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.65%, 4.98%, due 04/25/36	1,273,992

549,587	Bayview Commercial Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.68%, 5.01%, due 04/25/36	508,469

764,557	Bayview Commercial Asset Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.46%, 4.78%, due 07/25/36	730,175

1,563,912	Bayview Commercial Asset Trust, Series 06-2A, Class A2, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.53%, 4.86%, due 07/25/36	1,497,400

3,728,375	Bayview Commercial Asset Trust, Series 06-3A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.49%, 4.81%, due 10/25/36	3,560,488

6,013,043	Bayview Commercial Asset Trust, Series 06-SP2, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.53%, 4.86%, due 01/25/37	5,655,729

1,021,085	Bayview Commercial Asset Trust, Series 07-1, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.44%, 4.77%, due 03/25/37	964,690

1,720,257	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.47%, 4.80%, due 07/25/37	1,625,965

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Small Balance Commercial Mortgages — continued

4,975,959	Bayview Commercial Asset Trust, Series 07-2A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.52%, 4.84%, due 07/25/37	4,569,563

6,759,568	Bayview Commercial Asset Trust, Series 07-4A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.79%, 5.11%, due 09/25/37	6,309,327

963,824	Bayview Commercial Asset Trust, Series 08-1, Class A4, 144A, Variable Rate, 1 mo. USD Term SOFR + 2.36%, 6.69%, due 01/25/38	939,339

80,665,890	FRESB Mortgage Trust, Series 20-SB76, Class X1, IO, Variable Rate, 0.51%, due 05/25/30	2,952,436

99,871,750	FRESB Mortgage Trust, Series 19-SB63, Class X1, Variable Rate, 1.26%, due 04/25/39	3,770,898

37,878,627	FRESB Mortgage Trust, Series 20-SB74, Class X1, Variable Rate, 0.00, due 03/25/40	1,365,089

139,853,097	FRESB Mortgage Trust, Series 20-SB77, Class X1, IO, Variable Rate, 0.90%, due 06/25/40	4,417,484

1,295,000	Harvest Commercial Capital Loan Trust, Series 19-1, Class M4, 144A, Variable Rate, 4.64%, due 09/25/46	1,206,130

3,500,000	Harvest Commercial Capital Loan Trust, Series 19-1, Class M5, 144A, Variable Rate, 5.73%, due 09/25/46	3,252,837

3,230,000	Harvest Commercial Capital Loan Trust, Series 20-1, Class M4, 144A, Variable Rate, 5.96%, due 04/25/52	3,184,512

1,955,372	Harvest Commercial Capital Loan Trust, Series 24-1, Class A, 6.16%, due 10/25/56	2,008,407

2,258,633	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-1A, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.61%, 4.94%, due 03/25/37	2,081,318

141,438	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-2A, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.51%, 4.84%, due 06/25/37	141,333

5,099,339	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-3A, Class M1, 144A, Variable Rate, 5.55%, due 10/25/37	5,018,362

4,651,553	Velocity Commercial Capital Loan Trust, Series 21-4, Class A, 144A, Variable Rate, 2.52%, due 12/26/51	4,118,767

1,339,357	Velocity Commercial Capital Loan Trust, Series 21-4, Class M3, 144A, Variable Rate, 3.81%, due 12/26/51	1,150,153

	Total Small Balance Commercial Mortgages	65,339,003

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Student Loans — Federal Family Education Loan Program — 4.7%

8,236,209	AccessLex Institute, Series 04-2, Class A4, Variable Rate, 90 day USD SOFR Average + 0.60%, 4.96%, due 04/26/32	8,095,787

3,326,313	AccessLex Institute, Series 04-2, Class B, Variable Rate, 90 day USD SOFR Average + 0.96%, 5.32%, due 01/25/43	3,038,940

10,384,152	SLC Student Loan Trust, Series 08-2, Class A4, Variable Rate, 90 day USD SOFR Average + 1.16%, 5.54%, due 06/15/40	10,282,666

8,441,207	SLM Student Loan Trust, Series 08-4, Class A4, Variable Rate, 90 day USD SOFR Average + 1.91%, 6.27%, due 07/25/22	8,460,790

16,685,383	SLM Student Loan Trust, Series 08-6, Class A4, Variable Rate, 90 day USD SOFR Average + 1.36%, 5.72%, due 07/25/23	16,483,984

9,136,470	SLM Student Loan Trust, Series 08-5, Class A4, Variable Rate, 90 day USD SOFR Average + 1.96%, 6.32%, due 07/25/23	9,172,846

4,480,411	SLM Student Loan Trust, Series 07-7, Class A4, Variable Rate, 90 day USD SOFR Average + 0.59%, 4.95%, due 01/25/49	4,391,453

	Total Student Loans - Federal Family Education Loan Program	59,926,466

	Student Loans - Private — 12.8%

733,807	Access Group, Inc., Series 05-A, Class B, Variable Rate, 3 mo. USD Term SOFR + 1.06%, 5.34%, due 07/25/34	728,887

10,096,072	ECMC Group Student Loan Trust, Series 24-1A, Class A, 144A, Variable Rate, 30 day USD SOFR Average + 1.15%, 5.47%, due 11/27/73	10,112,384

5,334,522	KeyCorp Student Loan Trust, Series 05-A, Class 2C, Variable Rate, 3 mo. USD Term SOFR + 1.56%, 5.86%, due 12/27/38	5,225,192

4,183,460	KeyCorp Student Loan Trust, Series 04-A, Class 2D, Variable Rate, 3 mo. USD LIBOR + 1.25%, 6.10%, due 07/28/42	4,010,081

8,758,011	National Collegiate Commutation Trust, Series 07-3, Class A3R4, 144A, Variable Rate, 7-DayAuct + 0.00%, 8.64%, due 03/31/38 (a)	1,291,807

7,625,000	National Collegiate II Commutation Trust, Series 07-4, Class A3R7, Variable Rate, 28 day ARS + 0.00%, 8.07%, due 03/25/38 (a)	1,124,687

1,406,082	National Collegiate Student Loan Trust, Series 06-4, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.42%, 4.75%, due 05/25/32	1,392,983

3,354,540	National Collegiate Student Loan Trust, Series 07-2, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.40%, 4.73%, due 01/25/33	3,245,429

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Student Loans — Private — continued

4,048,921	National Collegiate Student Loan Trust, Series 06-1, Class A5, Variable Rate, 1 mo. USD Term SOFR + 0.46%, 4.79%, due 03/25/33	3,977,639

1,293,450	National Collegiate Student Loan Trust, Series 05-2, Class A51, Variable Rate, 1 mo. USD Term SOFR + 0.48%, 4.81%, due 06/25/33	1,272,270

9,272,132	National Collegiate Student Loan Trust, Series 07-1, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.42%, 4.74%, due 10/25/33	9,067,220

185,048	National Collegiate Student Loan Trust, Series 04-2, Class B, Variable Rate, 1 mo. USD Term SOFR + 0.65%, 4.98%, due 12/26/33	184,784

24,944	National Collegiate Student Loan Trust, Series 07-3, Class A3A4, Variable Rate, 7.94%, due 03/25/38 (b)	19,442

75,000	National Collegiate Student Loan Trust, Series 07-4, Class A3A7, Variable Rate, 7.95%, due 03/25/38 (b)	58,230

3,872,322	Navient Private Education Refi Loan Trust, Series 22-A, Class A, 144A, 2.23%, due 07/15/70	3,464,128

1,366,361	Navient Student Loan Trust, Series 23-BA, Class A1B, 144A, Variable Rate, 30 day USD SOFR Average + 1.70%, 6.03%, due 03/15/72	1,377,838

2,364,599	Nelnet Student Loan Trust, Series 21-A, Class APT1, 144A, 1.36%, due 04/20/62	2,202,977

3,567,356	Nelnet Student Loan Trust, Series 21-DA, Class AFL, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.80%, 5.13%, due 04/20/62	3,497,666

1,939,289	SLM Private Credit Student Loan Trust, Series 03-A, Class C, Variable Rate, 3 mo. USD Term SOFR + 1.86%, 6.16%, due 06/15/32	818,306

1,989,000	SLM Private Credit Student Loan Trust, Series 03-A, Class A3, Variable Rate, 8.30%, due 06/15/32 (b)	1,984,027

5,400,350	SLM Private Credit Student Loan Trust, Series 03-C, Class C, Variable Rate, 3 mo. USD Term SOFR + 1.86%, 6.16%, due 09/15/32	1,478,455

950,000	SLM Private Credit Student Loan Trust, Series 03-C, Class A3, Variable Rate, 8.07%, due 09/15/32 (b)	947,625

3,291,308	SLM Private Credit Student Loan Trust, Series 04-A, Class A3, Variable Rate, 3 mo. USD Term SOFR + 0.66%, 4.96%, due 06/15/33	3,278,855

6,248,590	SLM Private Credit Student Loan Trust, Series 04-B, Class A4, Variable Rate, 3 mo. USD Term SOFR + 0.69%, 4.99%, due 09/15/33	6,166,742

13,668,521	SLM Private Credit Student Loan Trust, Series 05-A, Class A4, Variable Rate, 3 mo. USD Term SOFR + 0.57%, 4.87%, due 12/15/38	13,423,232

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Student Loans — Private — continued

15,441,449	SLM Private Credit Student Loan Trust, Series 06-A, Class A5, Variable Rate, 3 mo. USD Term SOFR + 0.55%, 4.85%, due 06/15/39	15,030,847

9,997,560	SLM Private Credit Student Loan Trust, Series 05-B, Class A4, Variable Rate, 3 mo. USD Term SOFR + 0.59%, 4.89%, due 06/15/39	9,755,442

1,459,639	SLM Private Credit Student Loan Trust, Series 06-BW, Class A5, Variable Rate, 3 mo. USD Term SOFR + 0.46%, 4.76%, due 12/15/39	1,418,316

7,421,380	SLM Private Credit Student Loan Trust, Series 06-B, Class A5, Variable Rate, 3 mo. USD Term SOFR + 0.53%, 4.83%, due 12/15/39	7,242,868

2,672,291	SLM Private Credit Student Loan Trust, Series 06-C, Class C, Variable Rate, 3 mo. USD Term SOFR + 0.65%, 4.95%, due 12/15/39	2,509,825

10,328,590	SLM Private Credit Student Loan Trust, Series 07-A, Class A4A, Variable Rate, 3 mo. USD Term SOFR + 0.50%, 4.80%, due 12/16/41	10,096,531

2,275,725	SLM Private Education Loan Trust, Series 10-C, Class A5, 144A, Variable Rate, 1 mo. USD Term SOFR + 4.86%, 9.19%, due 10/15/41	2,385,226

6,705,619	SLM Student Loan Trust, Series 08-2, Class A3, Variable Rate, 90 day USD SOFR Average + 1.01%, 5.37%, due 04/25/23	6,699,222

3,029,053	SMB Private Education Loan Trust, Series 15-B, Class B, 144A, 3.50%, due 12/17/40	3,007,269

3,193,192	SMB Private Education Loan Trust, Series 21-A, Class B, 144A, 2.31%, due 01/15/53	3,089,937

1,000	SMB Private Education Loan Trust, Series 23-B, Class R, 144A, 0.00, due 10/16/56 (b)	559,524

574,422	South Carolina Student Loan Corp., Series 15-A, Class A, Variable Rate, 1 mo. USD Term SOFR + 1.61%, 5.94%, due 01/25/36	574,648

4,206,225	Towd Point Asset Trust, Series 18-SL1, Class B, 144A, Variable Rate, 1 mo. USD Term SOFR + 1.16%, 5.49%, due 01/25/46	4,192,431

17,741,000	Towd Point Asset Trust, Series 21-SL1, Class C, 144A, Variable Rate, 1 mo. USD Term SOFR + 1.51%, 5.84%, due 11/20/61	16,840,009

	Total Student Loans — Private	163,752,981

	Total Asset-Backed Securities	980,196,539

	U.S. Government — 15.7%

45,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.25%, 4.55%, due 01/31/26	45,062,235

52,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 4.45%, due 04/30/26 (c)	52,038,544

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Par Value† / Shares	Description	Value ($)

	U.S. Government — continued

103,900,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.18%, 4.48%, due 07/31/26 (c)	104,037,661

	Total U.S. Government	201,138,440

	U.S. Government Agency — 5.0%

13,800,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 07/01/40	13,980,795

22,575,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 07/01/54	22,326,970

26,425,000	Uniform Mortgage-Backed Security, TBA, 6.00%, due 07/01/54	26,649,915

	Total U.S. Government Agency	62,957,680

	TOTAL DEBT OBLIGATIONS (COST $1,321,300,978)	1,244,292,659

	INVESTMENT FUNDS — 0.9%

	United States — 0.9%

2,323,242	GMO U.S. Treasury Fund, Class VI (d)	11,639,444

	TOTAL INVESTMENT FUNDS (COST $11,703,541)	11,639,444

Shares / Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 4.2%

	Money Market Funds — 0.3%

3,526,298	State Street Institutional Treasury Money Market Fund – Premier Class, 4.22% (e)	3,526,298

	Repurchase Agreements — 3.9%

50,045,415	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 05/30/25 maturing on 06/02/25 with a maturity value of $50,063,390 and an effective yield of 4.31%, collateralized by a U.S. Treasury Note with maturity date 06/30/29 and a market value of $51,190,700.	50,045,415

	TOTAL SHORT-TERM INVESTMENTS (COST $53,571,713)	53,571,713

PURCHASED OPTIONS — 0.0%

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value ($)

Equity Options — Puts — 0.0%
3-Month SOFR	95.62	12/12/25	649	USD 1,622,500	32,450

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Options on Credit Default Swaps — Puts — 0.0%
CDX.NA.HY.S44	GS	1.04%	07/16/25	USD 11,940,000	Fixed Spread	Pay	51,589
CDX.NA.HY.S44	JPM	1.05%	07/16/25	USD 11,940,000	Fixed Spread	Pay	62,282

	Total Options on Credit Default Swaps — Puts						113,871

	TOTAL PURCHASED OPTIONS (COST $418,194)						146,321

	TOTAL INVESTMENTS — 102.4% (Cost $1,386,994,426)						1,309,650,137

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (2.3)%

	DEBT OBLIGATIONS — (2.3)%

	U.S. Government Agency — (2.3)%

(10,500,000)	Uniform Mortgage-Backed Security, TBA, 6.00%, due 07/01/54	(10,591,011)

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	U.S. Government Agency — continued

(20,000,000)	Uniform Mortgage-Backed Security, TBA, 2.50%, due 07/01/39	(18,482,096)

	Total U.S. Government Agency	(29,073,107)

	TOTAL DEBT OBLIGATIONS (PROCEEDS $28,987,754)	(29,073,107)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $28,987,754)	(29,073,107)

	Other Assets and Liabilities (net) — (0.1)%	(1,032,447)

	TOTAL NET ASSETS — 100.0%	$1,279,544,583

A summary of outstanding financial instruments at May 31, 2025 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
07/30/2025	CITI	EUR	396,000	USD	455,868	4,550
07/30/2025	JPM	EUR	1,708,000	USD	1,951,570	4,976
07/30/2025	MSCI	EUR	4,987,000	USD	5,695,808	12,164
07/30/2025	BLCY	USD	322,613	EUR	286,000	3,338
07/30/2025	CITI	USD	935,684	EUR	826,000	5,702
07/30/2025	CITI	EUR	311,000	USD	351,093	(3,352)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
07/30/2025	MSCI	EUR	462,000	USD	523,546	(2,991)
07/30/2025	CITI	USD	96,070	EUR	84,000	(336)
07/30/2025	MSCI	USD	75,387	EUR	66,000	(167)

						$23,884

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
503	U.S. Treasury Note 10 Yr. (CBT)	September 2025	55,707,250	248,428
799	U.S. Treasury Note 2 Yr. (CBT)	September 2025	165,742,563	210,859
345	U.S. Treasury Ultra 10 Yr. (CBT)	September 2025	38,828,672	121,495

			$260,278,485	$580,782

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
519	U.S. Treasury Note 5 Yr. (CBT)	September 2025	56,149,313	(182,772)
2	U.S. Ultra Bond (CBT)	September 2025	232,125	(1,534)

			$56,381,438	$(184,306)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps — Puts
CDX.NA.IG.S43	GS	0.70%	06/18/25	USD	(32,755,000)	Fixed Spread	Pay	(4,293)
iTraxx Europe Senior Financials S43	JPM	0.80%	06/18/25	EUR	(52,212,000)	Fixed Spread	Pay	(13,763)
CDX.NA.HY.S44	JPM	0.99%	07/16/25	USD	(11,940,000)	Fixed Spread	Pay	(16,400)
CDX.NA.HY.S44	JPM	1.00%	07/16/25	USD	(11,940,000)	Fixed Spread	Pay	(19,251)

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2025 (Unaudited)

Written Options — continued

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
iTraxx Europe Senior Financials S43	JPM	0.85%	08/20/25	EUR	(52,212,000)	Fixed Spread	Pay	(71,655)

				Total Written Options On Credit Default Swaps — Puts				(125,362)

					TOTAL WRITTEN OPTIONS (Premiums $382,010)			$(125,362)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
ITRAXX.XO.42	EUR	21,747,193	5.00%	2.87%	N/A	12/20/2029	Quarterly	(1,932,704)	(2,090,867)	(158,163)
ITRAXX.EUR.42	EUR	47,150,000	1.00%	0.54%	N/A	12/20/2029	Quarterly	(881,120)	(1,070,141)	(189,021)
CDX.NA.IG.44	USD	132,730,000	1.00%	0.56%	N/A	06/20/2030	Quarterly	(2,380,912)	(2,658,847)	(277,935)
ITRAXX.FINSR.43	EUR	104,425,000	1.00%	0.62%	N/A	06/20/2030	Quarterly	(1,740,770)	(2,159,741)	(418,971)

								$(6,935,506)	$(7,979,596)	$(1,044,090)

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CMBX.NA.A.7	CGMI	USD	333,817	2.00%	285.18%	N/A	01/17/2047	Monthly	20,964	72,772	51,808
CMBX.NA.A.7	CGMI	USD	2,350,825	2.00%	285.18%	N/A	01/17/2047	Monthly	139,580	512,480	372,900
CMBX.NA.A.7	GS	USD	667,634	2.00%	285.18%	N/A	01/17/2047	Monthly	36,757	145,544	108,787
CMBX.NA.AS.7	BOA	USD	286,936	1.00%	2.77%	N/A	01/17/2047	Monthly	3,016	365	(2,651)
CMBX.NA.AS.7	DB	USD	484,574	1.00%	2.77%	N/A	01/17/2047	Monthly	(7,637)	616	8,253
CMBX.NA.AS.7	DB	USD	1,062,254	1.00%	2.77%	N/A	01/17/2047	Monthly	12,570	1,351	(11,219)
CMBX.NA.AS.7	GS	USD	280,248	1.00%	2.77%	N/A	01/17/2047	Monthly	7,185	356	(6,829)
CMBX.NA.AS.7	MORD	USD	845,202	1.00%	2.77%	N/A	01/17/2047	Monthly	13,107	1,075	(12,032)
CMBX.NA.AA.11	CGMI	USD	4,000,000	1.50%	1.84%	N/A	11/18/2054	Monthly	(6,041)	29,916	35,957
CMBX.NA.AA.11	CGMI	USD	4,626,000	1.50%	1.84%	N/A	11/18/2054	Monthly	(63,740)	34,598	98,338
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	1.84%	N/A	11/18/2054	Monthly	(67,279)	34,587	101,866
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	1.84%	N/A	11/18/2054	Monthly	(61,371)	34,587	95,958
CMBX.NA.BBB-.11	CGMI	USD	5,215,000	3.00%	9.34%	N/A	11/18/2054	Monthly	798,547	681,427	(117,120)
CMBX.NA.BBB-.11	CGMI	USD	5,752,000	3.00%	9.34%	N/A	11/18/2054	Monthly	1,213,313	751,595	(461,718)
CMBX.NA.BBB-.11	GS	USD	9,940,000	3.00%	9.34%	N/A	11/18/2054	Monthly	1,289,094	1,298,827	9,733
CMBX.NA.A.8	CGMI	USD	2,928,959	2.00%	96.16%	N/A	10/17/2057	Monthly	153,770	185,744	31,974
CMBX.NA.A.8	GS	USD	1,071,413	2.00%	96.16%	N/A	10/17/2057	Monthly	18,096	67,945	49,849
CMBX.NA.A.8	MORD	USD	1,171,583	2.00%	96.16%	N/A	10/17/2057	Monthly	62,973	74,298	11,325

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2025 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps — continued

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
CMBX.NA.BBB-.18	GS	USD	8,160,000	3.00%	5.26%	N/A	12/17/2057	Monthly	633,175	645,685	12,510
CMBX.NA.BBB-.9	MORD	USD	3,790,000	3.00%	65.37%	N/A	09/17/2058	Monthly	433,106	686,938	253,832
CMBX.NA.AA.12	GS	USD	6,974,000	1.50%	1.9%	N/A	08/17/2061	Monthly	(61,732)	81,545	143,277
CMBX.NA.AA.6	GS	USD	499,335	1.50%	189.4%	N/A	05/11/2063	Monthly	3,703	59,445	55,742
CMBX.NA.BBB-.6	CGMI	USD	1,680,865	3.00%	18.03%	N/A	05/11/2063	Monthly	533,815	149,232	(384,583)
CMBX.NA.BBB-.6	GS	USD	1,604,570	3.00%	18.03%	N/A	05/11/2063	Monthly	226,646	142,459	(84,187)
CMBX.NA.A.15	CGMI	USD	5,000,000	2.00%	3.18%	N/A	11/18/2064	Monthly	600,000	289,829	(310,171)
CMBX.NA.A.15	MORD	USD	3,000,000	2.00%	3.18%	N/A	11/18/2064	Monthly	287,104	173,897	(113,207)
CMBX.NA.A.15	MSCI	USD	4,560,000	2.00%	3.18%	N/A	11/18/2064	Monthly	275,394	264,324	(11,070)
CMBX.NA.BBB-.15	CGMI	USD	5,000,000	3.00%	6.78%	N/A	11/18/2064	Monthly	796,875	843,750	46,875
CMBX.NA.BBB-.15	GS	USD	5,000,000	3.00%	6.78%	N/A	11/18/2064	Monthly	787,500	843,750	56,250
CMBX.NA.BBB-.15	MSCI	USD	5,000,000	3.00%	6.78%	N/A	11/18/2064	Monthly	718,500	843,750	125,250
CMBX.NA.A.14	GS	USD	2,682,000	2.00%	3.57%	N/A	12/16/2072	Monthly	349,769	178,272	(171,497)
CMBX.NA.AA.13	CGMI	USD	2,000,000	1.50%	2.02%	N/A	12/16/2072	Monthly	147,237	39,302	(107,935)
CMBX.NA.AA.13	CGMI	USD	3,000,000	1.50%	2.02%	N/A	12/16/2072	Monthly	138,948	58,954	(79,994)
CMBX.NA.BBB-.14	CGMI	USD	3,933,500	3.00%	7.98%	N/A	12/16/2072	Monthly	1,111,214	748,349	(362,865)
CMBX.NA.BBB-.14	GS	USD	1,360,000	3.00%	7.98%	N/A	12/16/2072	Monthly	340,000	258,740	(81,260)
Sell Protection^:
CDX.NA.HY.43	GS	USD	3,060,000	5.00%	1.66%	3,060,000 USD	12/20/2029	Quarterly	288,677	425,559	136,882
CDX.NA.HY.43	GS	USD	3,060,000	5.00%	3.94%	3,060,000 USD	12/20/2029	Quarterly	(161,755)	131,279	293,034
ITRAXX.EUR.42	BOA	EUR	78,580,000	1.00%	0.25%	78,580,000 EUR	12/20/2029	Quarterly	2,735,206	2,920,897	185,691
ITRAXX.XO.42	CITI	EUR	16,100,000	5.00%	0.59%	16,100,000 EUR	12/20/2029	Quarterly	3,122,806	3,336,111	213,305
ITRAXX.XO.42	JPM	EUR	31,770,774	5.00%	0.59%	31,770,774 EUR	12/20/2029	Quarterly	6,728,486	6,583,281	(145,205)
CMBX.NA.AA.7	CGMI	USD	809,116	1.50%	193.59%	809,116 USD	01/17/2047	Monthly	(20,228)	(101,167)	(80,939)
CMBX.NA.AAA.10	GS	USD	7,540,000	0.50%	0.25%	7,540,000 USD	11/17/2059	Monthly	68,960	23,645	(45,315)
CMBX.NA.AAA.15	CGMI	USD	10,000,000	0.50%	0.62%	10,000,000 USD	11/18/2064	Monthly	(373,108)	(62,242)	310,866
CMBX.NA.AAA.15	GS	USD	2,825,000	0.50%	0.62%	2,825,000 USD	11/18/2064	Monthly	(43,465)	(17,584)	25,881
CMBX.NA.AAA.15	MSCI	USD	9,120,000	0.50%	0.62%	9,120,000 USD	11/18/2064	Monthly	(131,742)	(56,765)	74,977

									$23,097,995	$23,419,318	$321,323

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2025, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2025 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.81%	USD - SOFR - COMPOUND	USD 26,000,000	08/31/2029	Annually	(8,601)	(251,782)	(243,181)

As of May 31, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Investment valued using significant unobservable inputs.

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(d)	Affiliated company.

(e)	The rate disclosed is the 7 day net yield as of May 31, 2025.

The rates shown on variable rate notes are the current interest rates at May 31, 2025, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

CDO - Collateralized Debt Obligation

CLO - Collateralized Loan Obligation

CMBS - Commercial Mortgage Backed Security

CMT - Constant Maturity Treasury

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

IO - Interest Only

LIBOR - London Interbank Offered Rate

MTA - Monthly Treasury Average Index

SOFR - Secured Overnight Financing Rate

STEP - Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2025.

TBA - To Be Announced - Delayed Delivery Security

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

Counterparty Abbreviations:

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

EUR - Euro

USD - United States Dollar

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares / Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 99.7%

	Money Market Funds — 0.1%

132,554	State Street Institutional Treasury Plus Money Market Fund – Premier Class, 4.22% (a)	132,554

	Repurchase Agreements — 18.0%

17,900,919	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 05/30/25 maturing on 06/02/25 with a maturity value of $17,907,035 and an effective yield of 4.10%, collateralized by a U.S. Treasury Note with maturity date 09/15/27 and a market value of $18,267,302.	17,900,919

40,076,610	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 05/30/25 maturing on 06/02/25 with a maturity value of $40,091,004 and an effective yield of 4.31%, collateralized by a U.S. Treasury Note with maturity date 06/30/29 and a market value of $40,993,760.	40,076,610

	Total Repurchase Agreements	57,977,529

	U.S. Government — 81.6%

14,390,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.25%, 4.55%, due 01/31/26	14,409,901

23,820,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.18%, 4.48%, due 07/31/26	23,851,560

37,220,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.21%, 4.51%, due 10/31/26	37,274,832

36,953,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 4.46%, due 04/30/27	36,974,241

5,555,625	U.S. Treasury Inflation-Indexed Bonds, 2.00%, due 01/15/26	5,576,717

6,296,380	U.S. Treasury Inflation-Indexed Notes, 0.38%, due 07/15/25	6,292,612

6,319,079	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 10/15/25	6,302,625

2,841,295	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 04/15/26	2,811,128

2,828,419	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/26	2,804,256

12,050,000	U.S. Treasury Notes, 5.00%, due 10/31/25	12,078,430

17,240,000	U.S. Treasury Notes, 4.25%, due 12/31/25	17,236,128

17,239,000	U.S. Treasury Notes, 4.38%, due 07/31/26	17,287,485

17,448,000	U.S. Treasury Notes, 3.75%, due 08/31/26	17,377,118

17,253,000	U.S. Treasury Notes, 4.63%, due 09/15/26	17,372,288

15,100,000	U.S. Treasury Notes, 4.25%, due 11/30/26	15,151,317

15,150,000	U.S. Treasury Notes, 4.25%, due 12/31/26	15,207,404

Par Value†	Description	Value ($)
	U.S. Government — continued

15,230,000	U.S. Treasury Notes, 4.13%, due 01/31/27	15,264,505

	Total U.S. Government	263,272,547

	TOTAL SHORT-TERM INVESTMENTS (COST $321,179,006)	321,382,630

	TOTAL INVESTMENTS — 99.7% (Cost $321,179,006)	321,382,630

	Other Assets and Liabilities (net) — 0.3%	1,098,962

	TOTAL NET ASSETS — 100.0%	$322,481,592

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2025.

The rates shown on variable rate notes are the current interest rates at May 31, 2025, which are subject to change based on the terms of the security.

Organization

Each of Asset Allocation Bond Fund, Emerging Country Debt Fund, High Yield Fund, Multi-Sector Fixed Income Fund, Opportunistic Income Fund and U.S. Treasury Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest without limitation in other GMO Funds (“underlying funds”). In particular, pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), some of the Funds may invest in Emerging Country Debt Fund, Opportunistic Income Fund and U.S. Treasury Fund. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are valued at the price generally determined by an industry standard model. Unlisted non-fixed income securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, prices will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect changes in valuation through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended May 31, 2025, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; certain loan assignments valued using a vendor price of a comparable loan; certain investment funds whose valuations are based on monthly net asset value statements; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price and potential litigation recoveries and interests related to bankruptcy proceedings.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of May 31, 2025:

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$6,919,155	$—	$—	$6,919,155

TOTAL DEBT OBLIGATIONS	6,919,155	—	—	6,919,155

Short-Term Investments	2,360,345	28,999,360	—	31,359,705

Total Investments	9,279,500	28,999,360	—	38,278,860

Derivatives^
Futures Contracts
Interest Rate Risk	284,155	—	—	284,155
Swap Contracts
Credit Risk	—	389,997	—	389,997

Total	$9,563,655	$29,389,357	$—	$38,953,012

Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$5,431,694	$—	$5,431,694
Corporate Debt	—	169,744,686	13,937,984	183,682,670
Sovereign and Sovereign Agency Issuers	—	1,832,165,638	124,815,775	1,956,981,413
U.S. Government	46,726,544	—	—	46,726,544

TOTAL DEBT OBLIGATIONS	46,726,544	2,007,342,018	138,753,759	2,192,822,321

Loan Assignments	—	—	24,703,420	24,703,420
Loan Participations	—	—	4,438,320	4,438,320
Investment Funds	—	—	13,426,857	13,426,857
Rights/Warrants	—	31,469,762	186,903	31,656,665
Short-Term Investments	2,050,209	50,780,497	—	52,830,706

Total Investments	48,776,753	2,089,592,277	181,509,259	2,319,878,289

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	772,003	—	772,003
Swap Contracts
Credit Risk	—	6,208,568	—	6,208,568
Interest Rate Risk	—	7,350,546	—	7,350,546

Total	$48,776,753	$2,103,923,394	$181,509,259	$2,334,209,406

Liability Valuation Inputs
Debt Obligations
Sovereign and Sovereign Agency Issuers	$—	$(21,456,824)	$—	$(21,456,824)

TOTAL DEBT OBLIGATIONS	—	(21,456,824)	—	(21,456,824)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(5,485,046)	—	(5,485,046)
Swap Contracts
Credit Risk	—	(806,165)	—	(806,165)
Interest Rate Risk	—	(4,125,393)	—	(4,125,393)

Total	$—	$(31,873,428)	$—	$(31,873,428)

High Yield Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$27,182,155	$—	$27,182,155
U.S. Government	65,440,879	—	—	65,440,879

TOTAL DEBT OBLIGATIONS	65,440,879	27,182,155	—	92,623,034

Short-Term Investments	3,135,020	40,535,366	—	43,670,386

Total Investments	68,575,899	67,717,521	—	136,293,420

Description	Level 1	Level 2	Level 3	Total
High Yield Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Futures Contracts
Interest Rate Risk	$49,221	$—	$—	$49,221
Swap Contracts
Credit Risk	—	1,810,646	—	1,810,646
Interest Rate Risk	—	1,460,414	—	1,460,414

Total	$68,625,120	$70,988,581	$—	$139,613,701

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(319,809)	$—	$(319,809)

Total	$—	$(319,809)	$—	$(319,809)

Multi-Sector Fixed Income Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$18,072,819	$—	$18,072,819
U.S. Government	17,862,171	—	—	17,862,171
U.S. Government Agency	—	16,574,510	—	16,574,510

TOTAL DEBT OBLIGATIONS	17,862,171	34,647,329	—	52,509,500

Investment Funds	18,672,273	—	—	18,672,273
Short-Term Investments	1,719,517	23,999,400	—	25,718,917

Total Investments	38,253,961	58,646,729	—	96,900,690

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	269,860	—	269,860
Futures Contracts
Interest Rate Risk	91,529	—	—	91,529
Swap Contracts
Interest Rate Risk	—	364,894	—	364,894

Total	$38,345,490	$59,281,483	$—	$97,626,973

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(158,197)	$—	$(158,197)
Swap Contracts
Interest Rate Risk	—	(326,772)	—	(326,772)

Total	$—	$(484,969)	$—	$(484,969)

Opportunistic Income Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$973,966,231	$6,230,308	$980,196,539
U.S. Government	201,138,440	—	—	201,138,440
U.S. Government Agency	—	62,957,680	—	62,957,680

TOTAL DEBT OBLIGATIONS	201,138,440	1,036,923,911	6,230,308	1,244,292,659

Investment Funds	11,639,444	—	—	11,639,444
Short-Term Investments	3,526,298	50,045,415	—	53,571,713
Purchased Options	32,450	113,871	—	146,321

Total Investments	216,336,632	1,087,083,197	6,230,308	1,309,650,137

Description	Level 1	Level 2	Level 3	Total
Opportunistic Income Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$30,730	$—	$30,730
Futures Contracts
Interest Rate Risk	580,782	—	—	580,782
Swap Contracts
Credit Risk	—	23,657,076	—	23,657,076

Total	$216,917,414	$1,110,771,003	$6,230,308	$1,333,918,725

Liability Valuation Inputs
Debt Obligations
U.S. Government Agency	$—	$(29,073,107)	$—	$(29,073,107)

TOTAL DEBT OBLIGATIONS	—	(29,073,107)	—	(29,073,107)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(6,846)	—	(6,846)
Futures Contracts
Interest Rate Risk	(184,306)	—	—	(184,306)
Written Options
Credit Risk	—	(125,362)	—	(125,362)
Swap Contracts
Credit Risk	—	(8,217,354)	—	(8,217,354)
Interest Rate Risk	—	(251,782)	—	(251,782)

Total	$(184,306)	$(37,674,451)	$—	$(37,858,757)

U.S. Treasury Fund
Asset Valuation Inputs
Short-Term Investments	$239,617,763	$81,764,867	$—	$321,382,630

Total Investments	239,617,763	81,764,867	—	321,382,630

Total	$239,617,763	$81,764,867	$—	$321,382,630

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for bond forward contracts and forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ financial statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

As of May 31, 2025, under U.S. GAAP the following Funds require additional disclosures about fair value measurements for Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Emerging Country Debt Fund’s Level 3 holdings also include the Republic of Albania Par Bond, due 8/31/25, which is valued by applying a 140 basis point spread to the yield of the U.S. Treasury Strip Principal, due 8/15/25, Enel Generacion Chile SA, 8.13%, due 02/01/97 which is valued based on the average of a selection of comparable bonds and applying a 270 basis point discount for liquidity considerations and an investment fund valued based on a monthly net asset value statement.

The following is a reconciliation of securities and derivatives, if any, for Funds in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2025	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balances as of May 31, 2025	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2025
Emerging Country Debt Fund
Debt Obligations
Corporate Debt	$14,400,563	$—	$—	$(458)	$—	$(462,121)	$—	$—	$13,937,984	$(462,121)
Sovereign and Sovereign Agency Issuers	118,110,776	—	—	695,271	—	6,009,728	—	—	124,815,775	6,009,728
Investment Funds	13,164,429	—	—	—	—	262,428	—	—	13,426,857	262,428
Loan Assignments	25,781,502	—	(3,286,952)	21,939	349,414	1,837,517	—	—	24,703,420	2,253,035
Loan Participations	4,496,624	—	—	15,164	—	(73,468)	—	—	4,438,320	(73,468)
Rights/Warrants	200,239	—	—	—	—	(13,336)	—	—	186,903	(13,336)

Total Investments	176,154,133	—	(3,286,952)	731,916	349,414	7,560,748	—	—	181,509,259	7,976,266

Total	$176,154,133	$—	$(3,286,952)#	$731,916	$349,414	$7,560,748	$—	$—	$181,509,259	$7,976,266

#	Includes $3,286,952 of proceeds received from partial calls and/or principal paydowns as applicable.

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended May 31, 2025.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Emerging Country Debt Fund
Corporate Debt	13,937,984	Fair Value	Discount for lack of liquidity/marketability	2.70% (N/A)
Sovereign and Sovereign Agency Issuers	40,437,554	Fair Value	Discount for lack of liquidity/marketability	1.40% - 1.60% (1.42%)
Sovereign and Sovereign Agency Issuers	22,635	Fair Value	Discount for lack of liquidity/marketability	99% (N/A)
Loan Assignments	10,694,237	Fair Value	Vendor price of comparable loan	N/A
Loan Participations	347,735	Fair Value	Discount for lack of liquidity/marketability	5.00% (N/A)
Warrants	186,903	Fair Value	Discount for lack of liquidity/marketability	50% (N/A)
Investment Funds	13,426,857	Fair Value	Net asset value statement	(N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of May 31, 2025, the value of these securities and/or derivatives for Emerging Country Debt Fund was $102,455,354. The inputs for these investments are not readily available or cannot be reasonably estimated.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended May 31, 2025 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Emerging Country Debt Fund
Bona Fide Investment Holdings II LLC	$13,164,429	$—	$—	$—	$—	$—	$262,428	$13,426,857

Multi-Sector Fixed Income Fund
GMO Emerging Country Debt Fund, Class VI	$4,020,885	$—	$—	$—	$—	$—	$(7,845)	$4,013,040
GMO Opportunistic Income Fund, Class VI	14,731,536	—	—	247,634	—	—	(72,303)	14,659,233

Totals	$18,752,421	$—	$—	$247,634	$—	$—	$(80,148)	$18,672,273

Opportunistic Income Fund
GMO U.S. Treasury Fund, Class VI	$11,639,444	$—	$—	$130,068	$—	$—	$—	$11,639,444

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2025 through May 31, 2025. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2026.

***

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 140.3%

	Australia — 1.2%

15,819	Aristocrat Leisure Ltd. (a)	635,647

94,855	BHP Group Ltd. (a)	2,330,112

114,821	BlueScope Steel Ltd. (a)	1,685,448

129,652	Brambles Ltd. (a)	1,939,368

74,971	Fortescue Ltd. (a)	745,871

188,957	Stockland – (REIT) (a)	665,476

	Total Australia	8,001,922

	Austria — 0.2%

8,943	Erste Group Bank AG (a)	720,175

13,335	OMV AG (a)	713,270

	Total Austria	1,433,445

	Belgium — 0.5%

44,855	Ageas SA (a)	2,928,974

2,019	KBC Group NV (a)	199,605

	Total Belgium	3,128,579

	Canada — 6.7%

9,800	Alimentation Couche-Tard, Inc. (a)	508,085

22,300	Canadian Tire Corp. Ltd. – Class A (a)	2,833,750

13,200	CCL Industries, Inc. – Class B (a)	769,772

1,200	Empire Co. Ltd. – Class A (a)	46,318

1,400	George Weston Ltd. (a)	281,867

4,800	iA Financial Corp., Inc. (a)	488,692

24,700	IGM Financial, Inc. (a)	788,507

1,300	Imperial Oil Ltd. (a)	92,814

324,804	MAG Silver Corp. (a)	6,093,323

56,583	Magna International, Inc. (b) (c)	2,052,831

6,300	Magna International, Inc. (a) (b)	228,707

53,527	Manulife Financial Corp. (a) (b)	1,704,300

14,100	Manulife Financial Corp. (a) (b)	448,989

33,804	Nutrien Ltd. (a) (b)	1,995,450

2,500	Nutrien Ltd. (a) (b)	147,703

9,800	Onex Corp. (a)	727,457

64,467	Open Text Corp. (a) (b)	1,825,061

19,900	Open Text Corp. (a) (b)	563,496

579,829	Parkland Corp. (a)	16,367,964

57,600	Power Corp. of Canada (a)	2,229,122

61,900	Quebecor, Inc. – Class B	1,741,508

13,200	TFI International, Inc. (a) (b) (d)	1,135,596

2,300	TFI International, Inc. (a) (b)	198,584

14,700	West Fraser Timber Co. Ltd. (a) (b)	1,082,938

8,494	West Fraser Timber Co. Ltd. (a) (b)	624,988

	Total Canada	44,977,822

	China — 0.9%

695,000	AviChina Industry & Technology Co. Ltd. – Class H	349,627

308,000	Bank of Communications Co. Ltd. – Class H	268,851

136,000	Beijing Enterprises Holdings Ltd.	569,836

Shares	Description	Value ($)

	China — continued

410,000	China Communications Services Corp. Ltd. – Class H	235,508

2,406,000	China Construction Bank Corp. – Class H	2,151,148

332,000	China National Building Material Co. Ltd. – Class H	147,696

1,137,000	China Railway Group Ltd. – Class H	511,340

87,000	China Resources Pharmaceutical Group Ltd.	57,057

308,000	China Zhongwang Holdings Ltd. * (e)	—

918,000	CITIC Ltd.	1,154,539

15,500	Orient Overseas International Ltd. (a)	266,452

	Total China	5,712,054

	Denmark — 1.5%

732	AP Moller - Maersk AS – Class A (a)	1,307,419

996	AP Moller - Maersk AS – Class B (a)	1,804,398

41,472	Danske Bank AS (a)	1,589,194

13,616	Genmab AS * (a)	2,872,426

16,835	Novo Nordisk AS – Class B (a)	1,196,090

33,410	Rockwool AS – B Shares (a)	1,585,380

	Total Denmark	10,354,907

	Finland — 0.4%

534,736	Nokia OYJ (a)	2,782,926

	France — 2.9%

901	Amundi SA (a)	73,560

70,873	ArcelorMittal SA	2,148,712

5,292	BioMerieux (a)	709,634

6,461	Cie de Saint-Gobain SA (a)	727,404

7,792	Cie Generale des Etablissements Michelin SCA (a)	298,114

41,049	Dassault Systemes SE (a)	1,539,274

6,649	Ipsen SA *	782,853

5,888	Legrand SA (a)	715,133

3,516	LVMH Moet Hennessy Louis Vuitton SE (a)	1,907,102

37,439	Renault SA (a)	1,924,911

12,178	Safran SA (a)	3,601,727

20,664	Societe Generale SA (a)	1,122,007

7,686	Sodexo SA (a)	530,812

27,626	STMicroelectronics NV	693,542

65,170	STMicroelectronics NV – NY Shares	1,629,902

6,598	Teleperformance SE (a)	666,873

9,991	TotalEnergies SE (a)	588,152

	Total France	19,659,712

	Germany — 5.8%

49,126	Bayer AG (Registered) (a)	1,383,070

18,478	Bayerische Motoren Werke AG (a)	1,639,387

22,119	Continental AG (a)	1,939,867

301,390	Covestro AG *	20,709,951

12,398	Daimler Truck Holding AG (a)	538,487

15,835	Deutsche Post AG (a)	710,562

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Germany — continued

131,781	E.ON SE (a)	2,309,606

3,438	Heidelberg Materials AG (a)	673,887

5,158	Henkel AG & Co. KGaA (a)	378,726

6,146	Knorr-Bremse AG (a)	621,885

38,062	Mercedes-Benz Group AG (a)	2,276,020

55	Rational AG (a)	45,223

13,730	SAP SE (a)	4,153,600

5,660	Scout24 SE (a)	771,200

2,431	Siemens AG (Registered) (a)	584,712

18,210	Zalando SE * (a)	650,637

	Total Germany	39,386,820

	Greece — 0.0%

24,819	Eurobank Ergasias Services & Holdings SA	76,444

	Hong Kong — 2.8%

161,500	CK Asset Holdings Ltd. (a)	667,115

9,771,230	ESR Group Ltd.	15,984,148

166,000	HKT Trust & HKT Ltd. – Class SS (a)	239,087

254,000	SITC International Holdings Co. Ltd.	810,513

7,000	Sun Hung Kai Properties Ltd. (a)	75,192

57,500	Techtronic Industries Co. Ltd. (a)	640,453

755,000	WH Group Ltd.	694,417

	Total Hong Kong	19,110,925

	Ireland — 0.1%

7,869	Kingspan Group PLC	675,865

	Israel — 1.2%

84,900	Bank Hapoalim BM	1,424,314

186,325	Bank Leumi Le-Israel BM	3,006,968

2,734	Check Point Software Technologies Ltd. *	625,758

38,023	ICL Group Ltd.	250,983

39,317	Israel Discount Bank Ltd. – Class A	334,838

9,302	Nice Ltd. Sponsored ADR* (a)	1,543,481

4,015	Nice Ltd. *	680,011

	Total Israel	7,866,353

	Italy — 1.1%

20,936	Enel SpA (a)	192,444

12,735	Leonardo SpA (a)	787,783

10,188	Prysmian SpA (a)	655,211

11,600	Recordati Industria Chimica e Farmaceutica SpA (a)	696,127

202,739	Stellantis NV (a)	2,066,614

4,062,724	Telecom Italia SpA * (a)	1,738,006

37,012	Tenaris SA (a)	619,858

12,589	Tenaris SA ADR (a)	421,102

	Total Italy	7,177,145

Shares	Description	Value ($)

	Japan — 7.7%

7,800	Amano Corp.	229,939

3,500	Capcom Co. Ltd. (a)	103,833

13,600	Credit Saison Co. Ltd. (a)	370,064

600	Dai Nippon Printing Co. Ltd. (a)	8,848

5,900	Daito Trust Construction Co. Ltd. (a)	664,599

13,100	Daiwa House Industry Co. Ltd. (a)	441,679

13,800	Daiwabo Holdings Co. Ltd.	232,484

15,100	Denka Co. Ltd. (a)	214,944

10,400	EXEO Group, Inc.	132,549

2,100	Fast Retailing Co. Ltd. (a)	699,488

16,300	Fuji Corp.	260,918

15,800	Fuji Electric Co. Ltd. (a)	697,915

10,000	FUJIFILM Holdings Corp. (a)	225,727

28,100	H.U. Group Holdings, Inc.	603,304

2,500	Hikari Tsushin, Inc. (a)	680,532

25,900	Hitachi Ltd. (a)	721,582

214,100	Honda Motor Co. Ltd. (a)	2,174,912

143,900	Inpex Corp. (a)	1,924,197

71,100	Isuzu Motors Ltd. (a)	961,048

10,500	ITOCHU Corp. (a)	557,300

20,900	Kanematsu Corp.	395,138

153,000	Kawasaki Kisen Kaisha Ltd. (a)	2,300,894

13,300	Kirin Holdings Co. Ltd.	190,805

4,800	Konami Group Corp. (a)	651,563

11,900	Kubota Corp. (a)	136,514

2,500	Kyowa Kirin Co. Ltd.	40,858

5,200	Kyudenko Corp.	191,073

7,400	Macnica Holdings, Inc.	97,815

19,800	Makita Corp. (a)	606,618

8,400	Maruichi Steel Tube Ltd. (a)	201,788

11,500	Maxell Ltd.	143,390

56,700	Mitsubishi Electric Corp. (a)	1,131,561

56,100	Mitsui OSK Lines Ltd. (a)	1,988,852

16,600	Mizuno Corp.	316,404

10,100	Morinaga & Co. Ltd.	167,188

36,500	NEC Corp. (a)	952,772

11,600	NH Foods Ltd.	407,870

40,300	Nippon Telegraph & Telephone Corp. (a)	44,870

61,100	Nippon Yusen KK (a)	2,227,873

733,700	Nissan Motor Co. Ltd. * (a)	1,861,244

36,400	Nitto Denko Corp. (a)	662,126

123,400	Nomura Holdings, Inc. (a)	754,081

114,600	Ono Pharmaceutical Co. Ltd.	1,247,796

11,600	Otsuka Holdings Co. Ltd. (a)	589,744

250,500	Panasonic Holdings Corp. (a)	2,871,096

51,500	Penta-Ocean Construction Co. Ltd.	311,686

10,200	Recruit Holdings Co. Ltd. (a)	607,514

15,600	Renesas Electronics Corp. (a)	189,468

6,900	Sankyu, Inc.	331,884

5,200	SCREEN Holdings Co. Ltd. (a)	369,964

24,100	SCSK Corp. (a)	731,491

12,800	Sega Sammy Holdings, Inc.	241,432

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

55,700	SG Holdings Co. Ltd. (a)	542,126

128,700	Shionogi & Co. Ltd. (a)	2,148,971

14,800	Stanley Electric Co. Ltd.	284,689

118,700	Subaru Corp. (a)	2,178,983

24,900	SUMCO Corp.	168,307

13,800	Sumitomo Corp. (a)	351,438

41,600	Sumitomo Electric Industries Ltd. (a)	872,591

46,000	Sumitomo Mitsui Financial Group, Inc. (a)	1,181,783

16,500	Sumitomo Mitsui Trust Group, Inc. (a)	446,485

2,700	Sumitomo Realty & Development Co. Ltd. (a)	103,429

55,300	Suzuki Motor Corp. (a)	701,815

12,500	T&D Holdings, Inc. (a)	285,970

10,100	THK Co. Ltd. (a)	275,388

40,500	Tokai Carbon Co. Ltd. (a)	290,156

17,100	Tokio Marine Holdings, Inc. (a)	723,198

21,900	Tokyo Gas Co. Ltd. (a)	734,364

13,900	TOPPAN Holdings, Inc. (a)	369,098

5,500	Tosei Corp. (a)	96,373

12,000	TOTO Ltd. (a)	306,923

14,000	Towa Corp.	148,447

2,900	Toyota Industries Corp. (a)	362,577

68,700	Toyota Tsusho Corp. (a)	1,451,862

32,700	Yamaha Corp.	228,230

273,500	Yamaha Motor Co. Ltd. (a)	2,098,683

15,400	Yokogawa Electric Corp.	377,546

11,000	Zenkoku Hosho Co. Ltd. (a)	243,555

33,900	ZOZO, Inc. (a)	367,314

	Total Japan	52,209,535

	Mexico — 0.1%

81,682	Cemex SAB de CV Sponsored ADR	559,522

	Netherlands — 2.9%

23,936	ABN AMRO Bank NV (a)	618,732

1,613	ASML Holding NV (a)	1,188,361

23,906	EXOR NV (a)	2,301,635

102,501	ING Groep NV (a)	2,177,342

33,768	JDE Peet’s NV	929,272

273,568	Just Eat Takeaway.com NV * (a)	6,048,970

50,054	Koninklijke Ahold Delhaize NV (a)	2,112,479

46,201	NN Group NV (a)	2,907,041

7,528	Randstad NV (a)	315,570

3,891	Wolters Kluwer NV (a)	689,990

	Total Netherlands	19,289,392

	New Zealand — 0.0%

65,902	Meridian Energy Ltd. (a)	215,770

	Norway — 0.5%

87,774	Equinor ASA (a)	2,054,860

60,116	Orkla ASA	681,655

20,686	Yara International ASA	742,136

	Total Norway	3,478,651

Shares	Description	Value ($)

	Poland — 0.4%

112,423	ORLEN SA	2,209,068

143,893	PGE Polska Grupa Energetyczna SA *	359,123

	Total Poland	2,568,191

	Singapore — 0.3%

145,500	CapitaLand Integrated Commercial Trust – (REIT)	235,677

55,700	Oversea-Chinese Banking Corp. Ltd.	699,600

62,200	Singapore Exchange Ltd.	675,528

37,500	Wilmar International Ltd.	88,572

290,100	Yangzijiang Shipbuilding Holdings Ltd.	475,274

	Total Singapore	2,174,651

	South Korea — 1.7%

10,546	Doosan Bobcat, Inc.	358,457

2,368	GS Holdings Corp.	74,605

10,383	Hankook Tire & Technology Co. Ltd.	289,573

38,235	HMM Co. Ltd.	589,784

3,375	Hyundai Glovis Co. Ltd.	276,960

9,211	Hyundai Mobis Co. Ltd.	1,688,525

7,847	Hyundai Motor Co.	1,051,777

30,483	Kia Corp.	1,971,423

6,788	LG Corp.	348,696

27,506	LG Electronics, Inc.	1,414,714

1,150	POSCO Holdings, Inc.	208,332

1,179	POSCO Holdings, Inc. Sponsored ADR (a)	53,880

51,854	Samsung Electronics Co. Ltd.	2,104,115

4,901	Shinhan Financial Group Co. Ltd. ADR (a)	203,195

3,769	Shinhan Financial Group Co. Ltd.	157,646

6,384	SK Square Co. Ltd. *	528,028

	Total South Korea	11,319,710

	Spain — 1.5%

22,356	Amadeus IT Group SA (a)	1,859,351

220,266	Banco Bilbao Vizcaya Argentaria SA (a)	3,306,623

429,668	Banco Santander SA (a)	3,427,740

37,118	Iberdrola SA (a)	680,364

34,367	Redeia Corp. SA (a)	710,971

26,544	Repsol SA (a)	357,626

	Total Spain	10,342,675

	Sweden — 0.9%

20,953	Assa Abloy AB – Class B (a)	665,060

14,080	Atlas Copco AB – B Shares (a)	200,440

107,821	Fastighets AB Balder – B Shares * (a)	755,985

49,323	Investor AB – B Shares (a)	1,452,458

30,866	Sandvik AB (a)	673,732

13,898	Skanska AB – B Shares (a)	330,638

8,295	SKF AB – B Shares (a)	182,460

900	Spotify Technology SA * (a)	598,626

126,138	Telefonaktiebolaget LM Ericsson – B Shares (a)	1,073,758

	Total Sweden	5,933,157

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Switzerland — 1.5%

12,475	ABB Ltd. (Registered) (a)	706,680

55,584	Adecco Group AG (Registered) (a)	1,552,510

1,132	BKW AG (a)	238,872

3,878	Holcim AG (a)	429,722

8,930	Logitech International SA (Registered) (a)	744,098

23,621	Nestle SA (Registered) (a)	2,516,512

527	Partners Group Holding AG (a)	707,428

6,919	Roche Holding AG (a)	2,241,390

1,991	Schindler Holding AG (Registered) (a)	684,705

4,698	SGS SA (Registered) (a)	490,674

	Total Switzerland	10,312,591

	Taiwan — 0.8%

16,100	Silicon Motion Technology Corp. ADR (d)	985,320

140,977	Taiwan Semiconductor Manufacturing Co. Ltd.	4,496,322

	Total Taiwan	5,481,642

	Thailand — 0.8%

432,100	Kasikornbank PCL NVDR	2,026,718

2,915,300	Krung Thai Bank PCL NVDR	1,968,960

282,600	PTT Exploration & Production PCL NVDR	842,073

192,200	PTT PCL NVDR	173,995

154,600	SCB X PCL NVDR	557,955

	Total Thailand	5,569,701

	Turkey — 0.0%

40,777	Turk Hava Yollari AO *	284,430

	United Kingdom — 5.0%

53,983	3i Group PLC (a)	2,965,023

55,925	Auto Trader Group PLC (a)	598,934

7,164	Aviva PLC (a)	59,027

1,271,356	BT Group PLC (a)	3,078,165

13,303	Coca-Cola HBC AG	693,253

119,202	Compass Group PLC (a)	4,191,478

73,994	Diageo PLC (a)	2,008,288

56,919	GSK PLC Sponsored ADR (a) (c)	2,335,387

35,360	GSK PLC (a)	718,301

586,671	Haleon PLC (a)	3,274,986

14,998	Halma PLC (a)	587,982

2,166	Intertek Group PLC (a)	139,855

484,516	Kingfisher PLC (a)	1,813,742

4,210	Next PLC (a)	730,633

43,030	Pearson PLC (a)	675,820

46,300	Rentokil Initial PLC ADR (a) (d)	1,100,551

7,176	Rio Tinto PLC Sponsored ADR (c)	426,470

12,761	Shell PLC ADR (a)	845,033

27,882	Smiths Group PLC (a)	810,463

58,956	Unilever PLC (a)	3,752,038

956,047	Vodafone Group PLC (a)	991,481

205,189	Vodafone Group PLC Sponsored ADR (a)	2,121,654

	Total United Kingdom	33,918,564

Shares	Description	Value ($)

	United States — 90.9%

7,200	A.O. Smith Corp. (a)	463,032

20,988	AAON, Inc. (a) (c)	2,020,935

34,357	Abbott Laboratories (a)	4,589,408

11,504	Accenture PLC – Class A	3,644,697

13,452	Acushnet Holdings Corp. (c)	917,964

100	Adobe, Inc. * (a)	41,509

17,964	Akamai Technologies, Inc. * (a)	1,364,007

82,400	Albertsons Cos., Inc. – Class A (a) (d)	1,831,752

4,161	Align Technology, Inc. * (a)	752,891

14,518	Allegion PLC (a) (c)	2,071,719

71,316	Ally Financial, Inc. (a)	2,496,060

43,428	Alphabet, Inc. – Class A (a) (d)	7,458,325

2,400	Alphabet, Inc. – Class C (a)	414,840

19,224	Amazon.com, Inc. * (a)	3,941,112

54,563	Amedisys, Inc. *	5,132,741

7,005	Ameren Corp. (a)	678,644

6,398	American Electric Power Co., Inc. (a)	662,129

2,467	American Financial Group, Inc. (a)	305,859

1,200	Ameriprise Financial, Inc. (a)	611,088

3,600	AMETEK, Inc. (a)	643,464

29,701	Apple, Inc. (a)	5,965,446

16,518	AptarGroup, Inc. (a)	2,616,451

56,966	Aramark (a)	2,307,123

19,550	Arch Capital Group Ltd. (a)	1,858,032

4,387	Archer-Daniels-Midland Co.	211,760

3,100	Assurant, Inc. (a)	629,238

410,840	AvidXchange Holdings, Inc. *	4,022,124

12,180	Axcelis Technologies, Inc. *	686,221

451,989	AZEK Co., Inc. * (a) (d)	22,377,975

3,873	Badger Meter, Inc.	961,356

14,832	Balchem Corp. (a)	2,472,494

54,100	Bank of America Corp. (a)	2,387,433

5,600	Becton Dickinson & Co. (a) (d)	966,504

7,800	Best Buy Co., Inc. (a)	516,984

22,880	Block, Inc. * (a)	1,412,840

15,241	Booz Allen Hamilton Holding Corp. (a)	1,619,356

12,885	Broadcom, Inc. (a)	3,119,072

19,716	Bruker Corp.	723,577

18,899	Builders FirstSource, Inc. * (a)	2,035,044

794	Bunge Global SA	62,051

19,757	Cactus, Inc. – Class A (a) (c)	810,037

17,438	Capital One Financial Corp. (a)	3,298,398

38,000	Capri Holdings Ltd. * (d)	688,560

20,152	Carnival Corp. * (a)	467,929

50	Cboe Global Markets, Inc. (a)	11,456

20,579	CBRE Group, Inc. – Class A * (a)	2,572,787

34,071	Centene Corp. * (a)	1,922,967

323,460	ChampionX Corp. (a)	7,785,682

6,345	Cigna Group (a)	2,009,081

15,190	Cirrus Logic, Inc. * (a)	1,494,088

11,265	Cisco Systems, Inc. (a)	710,146

43,943	Citigroup, Inc. (a)	3,309,787

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	United States — continued

2,000	CMS Energy Corp. (a)	140,460

109,821	CNH Industrial NV (c)	1,373,861

30,467	Coca-Cola Co. (a)	2,196,671

34,408	Cognizant Technology Solutions Corp. – Class A (a)	2,786,704

13,778	Cohen & Steers, Inc. (a) (c)	1,058,702

6,700	Colgate-Palmolive Co. (a)	622,698

63,233	Comcast Corp. – Class A (a)	2,185,965

3,200	ConocoPhillips (a) (d)	273,120

6,193	Consolidated Edison, Inc. (a)	647,107

16,611	Constellation Brands, Inc. – Class A (a)	2,961,575

11,229	Copart, Inc. * (a)	578,069

21,928	Corebridge Financial, Inc. (a)	715,072

8,804	CoStar Group, Inc. * (a)	647,622

700	Costco Wholesale Corp. (a)	728,126

7,273	Cummins, Inc. (a)	2,338,124

6,020	Curtiss-Wright Corp. (a)	2,649,462

45,630	CVS Health Corp. (a)	2,922,145

1,800	Darden Restaurants, Inc. (a)	385,578

52,214	Delta Air Lines, Inc. (a)	2,526,635

30,695	Devon Energy Corp. (a)	928,831

3,651	Dick’s Sporting Goods, Inc. (a)	654,770

8,458	Docusign, Inc. * (a)	749,463

28,102	Dolby Laboratories, Inc. – Class A (a)	2,086,855

9,435	Dollar General Corp. (a)	917,554

3,587	DoorDash, Inc. – Class A * (a)	748,428

2,000	Dover Corp. (a)	355,500

19,629	DR Horton, Inc. (a)	2,317,400

4,961	DTE Energy Co. (a) (c)	677,921

1,785,356	Dun & Bradstreet Holdings, Inc. (a)	16,086,058

17,000	DuPont de Nemours, Inc. (a) (d)	1,135,600

9,400	Dynatrace, Inc. * (a)	507,694

33,618	eBay, Inc. (a)	2,459,829

4,422	Electronic Arts, Inc. (a)	635,795

8,715	Elevance Health, Inc. (a)	3,345,166

1,983	Eli Lilly & Co. (a)	1,462,800

24,990	Enstar Group, Ltd. *	8,371,900

5,710	EOG Resources, Inc. (a)	619,935

10,436	EPAM Systems, Inc. * (a)	1,820,978

13,508	Equitable Holdings, Inc. (a)	714,168

16,772	Essential Utilities, Inc. (a)	646,225

3,950	Everest Group Ltd. (a)	1,371,401

9,875	Evergy, Inc. (a)	655,799

14,840	Exelon Corp. (a)	650,289

13,616	Expedia Group, Inc. (a)	2,270,468

7,158	Fabrinet *	1,666,883

142,270	FARO Technologies, Inc. *	6,027,980

2,663	FedEx Corp. (a)	580,800

3,200	Ferguson Enterprises, Inc. (a)	583,488

10,871	Fidelity National Financial, Inc. (a)	595,405

173,634	Foot Locker, Inc. *	4,125,544

207,541	Ford Motor Co. (a)	2,154,276

10,302	Fortune Brands Innovations, Inc. (a) (c)	519,221

Shares	Description	Value ($)

	United States — continued

30,888	Fox Corp. – Class B (a)	1,553,049

136,445	Franklin Resources, Inc. (a) (c)	2,952,670

435,452	Frontier Communications Parent, Inc. * (a)	15,776,426

12,029	FTI Consulting, Inc. * (a)	1,974,681

14,100	Gaming & Leisure Properties, Inc. – (REIT) (a)	658,470

3,300	Garmin Ltd. (a)	669,801

95,635	GCI Liberty, Inc. * (c) (f)	4,782

43,045	GE HealthCare Technologies, Inc. (a)	3,036,394

11,579	General Mills, Inc. (a)	628,277

46,983	General Motors Co. (a)	2,330,827

45,607	Globus Medical, Inc. – Class A * (d)	2,699,022

1,246	Goldman Sachs Group, Inc. (a)	748,161

22,067	H&E Equipment Services, Inc.	2,088,421

5,382	Hartford Insurance Group, Inc. (a)	698,799

186,778	Hess Corp. (a) (d)	24,690,184

200,340	Hewlett Packard Enterprise Co. (a) (d)	3,461,875

8,534	Hilton Worldwide Holdings, Inc. (a)	2,120,187

8,791	Hormel Foods Corp.	269,708

46,121	Host Hotels & Resorts, Inc. – (REIT) (a)	714,414

10,195	Houlihan Lokey, Inc. (a) (c)	1,780,863

8,000	Howard Hughes Holdings, Inc. * (a) (d)	546,480

111,186	HP, Inc. (a)	2,768,531

4,300	Humana, Inc. (a) (d)	1,002,459

41,906	Incyte Corp. * (a)	2,726,404

5,777	Installed Building Products, Inc. (c)	921,316

106,334	Intel Corp. (a)	2,078,830

7,258	International Business Machines Corp. (a)	1,880,257

76,330	International Paper Co. (a) (c) (d)	3,649,337

6,147	Intuitive Surgical, Inc. * (a)	3,395,234

11,779	J&J Snack Foods Corp.	1,356,587

8,002	Jack Henry & Associates, Inc. (a)	1,449,722

27,428	Johnson & Johnson (a)	4,257,100

2,600	JPMorgan Chase & Co. (a)	686,400

222,549	Juniper Networks, Inc. (a)	7,996,186

2,620	Kadant, Inc. (c)	822,444

121,302	Kellanova (a)	10,023,184

700	Kimberly-Clark Corp. (a)	100,632

30,400	Kimco Realty Corp. – (REIT) (a)	646,304

2,316	KLA Corp. (a)	1,752,934

75,567	Kraft Heinz Co. (a) (d)	2,019,906

9,501	Kroger Co. (a)	648,253

41,754	Lam Research Corp. (a)	3,373,306

12,260	Lancaster Colony Corp.	2,052,324

225	Leidos Holdings, Inc. (a)	33,417

22,364	Lennar Corp. – Class A (a) (c)	2,372,373

1,100	Lennox International, Inc. (a)	620,895

253,701	Liberty Broadband Corp. – Class C * (a) (d)	23,797,154

38,682	LyondellBasell Industries NV – Class A (a) (c)	2,185,146

29,981	Malibu Boats, Inc. – Class A *	903,627

8,400	Masco Corp. (a)	524,328

56,363	Match Group, Inc. (a)	1,687,508

1,427	Medpace Holdings, Inc. *	420,822

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	United States — continued

58,738	Merck & Co., Inc. (a)	4,513,428

14,044	Meta Platforms, Inc. – Class A (a) (d)	9,093,350

571	Mettler-Toledo International, Inc. * (a)	659,802

21,375	Micron Technology, Inc. (a)	2,019,083

22,979	Microsoft Corp. (a)	10,578,612

8,300	Middleby Corp. * (a) (d)	1,212,879

72,790	Moderna, Inc. *	1,933,302

2,100	Molina Healthcare, Inc. * (a)	640,584

1,406	Molson Coors Beverage Co. – Class B	75,348

5,774	Morgan Stanley (a)	739,245

74,000	Mr. Cooper Group, Inc. * (a) (d)	9,585,220

7,565	NetApp, Inc. (a)	750,145

168	Netflix, Inc. * (a)	202,815

47,829	New York Times Co. – Class A (a)	2,731,992

4,700	Norfolk Southern Corp. (a) (d)	1,161,464

20,745	Nucor Corp. (a)	2,268,673

8,712	Ollie’s Bargain Outlet Holdings, Inc. * (a)	970,952

165,251	Omnicom Group, Inc. (a) (d)	12,136,033

40,917	ON Semiconductor Corp. * (a) (c)	1,719,332

26,725	Oracle Corp. (a)	4,423,789

47,190	Ovintiv, Inc. (a)	1,690,346

5,274	Owens Corning (a)	706,452

20,364	PACCAR, Inc. (a)	1,911,161

471,885	Pacific Premier Bancorp, Inc.	10,003,962

1,104	Parker-Hannifin Corp. (a)	733,829

185	Paycom Software, Inc. (a)	47,932

40,995	PayPal Holdings, Inc. * (a)	2,881,129

53,100	Penn Entertainment, Inc. * (a) (d)	787,473

600	PepsiCo, Inc. (a)	78,870

116,890	Pfizer, Inc. (a)	2,745,746

22,003	Pinterest, Inc. – Class A * (a)	684,513

133,966	Playa Hotels & Resorts NV *	1,803,182

24,157	Power Integrations, Inc.	1,201,328

6,199	PPG Industries, Inc. (a)	686,849

3,294	Preformed Line Products Co.	469,856

16,593	PriceSmart, Inc.	1,791,712

1,700	Principal Financial Group, Inc. (a)	132,413

2,400	Public Storage – (REIT) (a)	740,184

18,427	PulteGroup, Inc. (a)	1,806,399

901	QUALCOMM, Inc. (a)	130,825

11,834	Quest Diagnostics, Inc. (a) (c)	2,051,306

4,518	RBC Bearings, Inc. * (a) (c)	1,653,001

4,478	Regeneron Pharmaceuticals, Inc. (a)	2,195,474

41,900	Rocket Cos., Inc. – Class A (a) (c) (d)	534,225

4,800	Ross Stores, Inc. (a)	672,432

1,405	RPM International, Inc. (a)	159,945

12,933	Salesforce, Inc. (a)	3,432,030

8,224	SEI Investments Co. (a)	701,178

129,083	Skechers USA, Inc. – Class A * (a)	8,008,309

38,032	Skyworks Solutions, Inc. (c)	2,625,349

38,238	Solventum Corp. * (a)	2,794,815

13,372	State Street Corp. (a)	1,287,456

18,063	Steel Dynamics, Inc. (a)	2,223,013

Shares	Description	Value ($)

	United States — continued

24,652	StepStone Group, Inc. – Class A (a)	1,426,118

1,792	Stryker Corp. (a)	685,691

54,427	Synchrony Financial (a)	3,137,717

18,844	T. Rowe Price Group, Inc. (c)	1,763,610

14,622	Target Corp. (a)	1,374,614

2,835	TE Connectivity PLC (a)	453,798

20,336	Texas Instruments, Inc. (a)	3,718,438

8,115	Thermo Fisher Scientific, Inc. (a)	3,268,884

16,211	TJX Cos., Inc. (a)	2,057,176

5,054	Tradeweb Markets, Inc. – Class A (a)	730,050

1,689	Trane Technologies PLC (a) (c)	726,726

23,662	Trex Co., Inc. * (a)	1,321,996

389,411	Triumph Group, Inc. *	10,042,910

211,091	TXNM Energy, Inc. (a)	11,966,749

12,335	Tyson Foods, Inc. – Class A	692,734

97,150	U.S. Bancorp (a)	4,234,769

24,286	Uber Technologies, Inc. * (a) (c)	2,043,910

1,000	Union Pacific Corp. (a)	221,660

32,368	United Airlines Holdings, Inc. * (a)	2,571,476

23,702	United Parcel Service, Inc. – Class B (a)	2,311,893

400	United Rentals, Inc. (a) (d)	283,352

509	United Therapeutics Corp. * (a)	162,295

9,600	UnitedHealth Group, Inc. (a)	2,898,336

12,712	Universal Display Corp. (a) (c)	1,822,265

4,535	Universal Health Services, Inc. – Class B (a)	863,237

7,099	Veralto Corp. (a)	717,212

70,799	Verizon Communications, Inc. (a)	3,112,324

231,518	Viatris, Inc. (a)	2,035,043

21,719	VICI Properties, Inc. – (REIT) (c)	688,709

10,831	Visa, Inc. – Class A (a) (c)	3,955,373

1,646,106	Walgreens Boots Alliance, Inc. (a) (c)	18,518,692

41,831	Wells Fargo & Co. (a)	3,128,122

2,039	Williams-Sonoma, Inc. (a)	329,829

405,234	WillScot Holdings Corp. (a) (c) (d)	10,921,056

11,495	Woodward, Inc. (a)	2,486,713

11,271	WP Carey, Inc. – (REIT) (a) (c)	707,368

1,687	Xcel Energy, Inc. (a)	118,259

13,915	XPEL, Inc. * (c)	500,523

4,100	Zoetis, Inc. (a)	691,383

37,136	Zoom Communications, Inc. – Class A * (a)	3,017,300

	Total United States	614,309,758

	TOTAL COMMON STOCKS (COST $932,567,542)	948,312,859

	PREFERRED STOCKS (g) — 0.5%

	Brazil — 0.0%

129,300	Cia Energetica de Minas Gerais	245,059

	Germany — 0.4%

7,622	Bayerische Motoren Werke AG (a)	631,759

20,651	Volkswagen AG (a)	2,235,980

	Total Germany	2,867,739

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares / Par Value†		Description	Value ($)

		South Korea — 0.1%

	1,051	Hyundai Motor Co. (b)	112,315

	1,038	Hyundai Motor Co. (b)	111,081

	2,532	Samsung Electronics Co. Ltd.	84,386

		Total South Korea	307,782

		TOTAL PREFERRED STOCKS (COST $3,298,821)	3,420,580

		RIGHTS/WARRANTS — 0.1%

		Canada — 0.0%

	176,256	Resolute Forest Products, Inc. * (f)	264,384

		United States — 0.1%

	13,635	ABIOMED, Inc. * (f)	21,816

	195,149	Bristol-Myers Squibb Co. * (f)	302,481

	38,486	Pershing Square Holdings Ltd. * (f)	11,546

		Total United States	335,843

		TOTAL RIGHTS/WARRANTS (COST $548,620)	600,227

		INVESTMENT FUNDS — 5.6%

		United States — 5.6%

	9,856,086	Altaba, Inc.* (f)	12,812,912

	4,990,020	GMO U.S. Treasury Fund, Class VI (h)	25,000,000

		TOTAL INVESTMENT FUNDS (COST $37,090,464)	37,812,912

		DEBT OBLIGATIONS — 42.1%

		Dominican Republic — 0.4%

		Sovereign and Sovereign Agency Issuers — 0.4%

DOP	131,300,000	Dominican Republic International Bonds, Reg S, 13.63%, due 02/03/33	2,540,391

		United States — 41.6%

		U.S. Government — 31.4%

	1,065,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 4.45%, due 04/30/26 (a) (i)	1,065,789

	1,700,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.18%, 4.48%, due 07/31/26 (a) (i)	1,702,252

	71,040,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 4.40%, due 01/31/27 (a) (i)	71,063,659

	138,185,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 4.46%, due 04/30/27 (a) (i)	138,264,432

		Total U.S. Government	212,096,132

Par Value† / Shares		Description	Value ($)

		United States — continued

		U.S. Government Agency — 10.2%

	15,000,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 07/01/40	15,196,516

	1,670,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 07/01/54	1,651,652

	51,700,000	Uniform Mortgage-Backed Security, TBA, 6.00%, due 07/01/54	52,140,042

		Total U.S. Government Agency	68,988,210

		Total United States	281,084,342

		Uruguay — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%

UYU	41,000,000	Uruguay Government International Bonds, 8.25%, due 05/21/31	935,712

		TOTAL DEBT OBLIGATIONS (COST $284,485,751)	284,560,445

		SHORT-TERM INVESTMENTS — 6.8%

		Money Market Funds — 0.4%

	2,485,917	State Street Institutional Treasury Money Market Fund – Premier Class, 4.22% (j)	2,485,917

		Repurchase Agreements — 4.0%

	27,187,650	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 05/30/25, maturing on 06/02/25 with a maturity value of $27,197,415 and an effective yield of 4.31%, collateralized by a U.S. Treasury Note with maturity date 06/30/29 and a market value of $27,809,837.	27,187,650

		Sovereign and Sovereign Agency Issuers — 2.4%

EGP	50,000,000	Egypt Treasury Bills, Zero Coupon, due 09/09/25	932,986

JPY	2,000,000,000	Japan Treasury Discount Bills, Zero Coupon, due 06/30/25	13,894,864

NGN	1,500,000,000	Nigeria OMO Bills, Zero Coupon, due 08/26/25	887,454

NGN	1,600,000,000	Nigeria OMO Bills, Zero Coupon, due 12/30/25	867,565

		Total Sovereign and Sovereign Agency Issuers	16,582,869

		TOTAL SHORT-TERM INVESTMENTS (COST $46,064,066)	46,256,436

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

PURCHASED OPTIONS — 0.2%

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options – Puts — 0.2%
Sunoco LP	55.00	12/19/25	1,531	USD	8,258,214	903,290
Sunoco LP	57.50	12/19/25	180	USD	970,920	117,000
Mr. Cooper Group, Inc. (d)	95.00	01/16/26	670	USD	8,678,510	201,000
Rocket Cos., Inc.	9.20	01/16/26	81	USD	103,275	5,265

Total Equity Options – Puts						1,226,555

TOTAL PURCHASED OPTIONS (COST $1,591,463)						1,226,555

TOTAL INVESTMENTS — 195.6% (Cost $1,305,646,727)						1,322,190,014

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (89.7)%

	Common Stocks — (85.7)%

	Australia — (3.7)%

(28,926)	ANZ Group Holdings Ltd.	(541,299)

(142,901)	APA Group	(763,588)

(11,383)	ASX Ltd.	(523,012)

(31,436)	CAR Group Ltd.	(720,426)

(2,390)	Cochlear Ltd.	(417,900)

(6,612)	Commonwealth Bank of Australia	(750,256)

(16,081)	Dexus – (REIT)	(72,628)

(38,376)	GPT Group – (REIT)	(118,825)

(9,956)	Insurance Australia Group Ltd.	(55,452)

(367,265)	James Hardie Industries PLC CDI*	(8,449,648)

(193,788)	Lottery Corp. Ltd.	(636,799)

(1,526)	Macquarie Group Ltd.	(210,512)

(66,561)	Mirvac Group – (REIT)	(99,169)

(22,666)	NEXTDC Ltd. *	(191,758)

(12,695)	Pro Medicus Ltd.	(2,301,577)

(6,445)	REA Group Ltd.	(995,529)

(144,227)	Santos Ltd.	(612,587)

(74,097)	Scentre Group – (REIT)	(175,440)

(10,271)	SEEK Ltd.	(160,856)

(2,623)	SGH Ltd.	(85,776)

(4,221)	Suncorp Group Ltd.	(56,235)

(110,245)	Transurban Group	(1,007,537)

(44,903)	Vicinity Ltd. – (REIT)	(71,315)

(17,437)	Washington H Soul Pattinson & Co. Ltd.	(414,956)

(35,144)	WiseTech Global Ltd.	(2,428,211)

(2,942)	Woodside Energy Group Ltd.	(42,245)

(22,474)	Woolworths Group Ltd.	(461,536)

(22,087)	Xero Ltd. *	(2,623,680)

	Total Australia	(24,988,752)

	Austria — (0.0)%

(931)	Verbund AG	(72,742)

Shares	Description	Value ($)

	Belgium — (0.4)%

(10,572)	Anheuser-Busch InBev SA	(746,521)

(1,967)	Argenx SE *	(1,128,610)

(3,172)	Groupe Bruxelles Lambert NV	(259,537)

(56)	Lotus Bakeries NV	(579,905)

	Total Belgium	(2,714,573)

	Brazil — (0.4)%

(9,500)	Inter & Co., Inc. – Class A	(67,640)

(214,439)	NU Holdings Ltd. – Class A *	(2,575,412)

	Total Brazil	(2,643,052)

	Canada — (3.8)%

(72,200)	AltaGas Ltd.	(2,017,086)

(4,200)	AtkinsRealis Group, Inc.	(275,440)

(15,262)	Brookfield Renewable Corp. (b)	(448,550)

(2,700)	Brookfield Renewable Corp. (b)	(79,484)

(4,500)	CAE, Inc. *	(115,849)

(38,064)	Cameco Corp.	(2,227,886)

(2,400)	Canadian Apartment Properties – (REIT)	(78,277)

(14,500)	Element Fleet Management Corp.	(345,502)

(51,906)	Enbridge, Inc. (b)	(2,412,591)

(1,300)	Enbridge, Inc. (b)	(60,503)

(14,207)	Franco-Nevada Corp.	(2,398,142)

(42,653)	GFL Environmental, Inc. (b)	(2,150,991)

(4,400)	GFL Environmental, Inc. (b)	(222,381)

(23,000)	Keyera Corp.	(701,053)

(6,200)	National Bank of Canada	(610,219)

(272,732)	Pan American Silver Corp. (b)	(6,651,933)

(5,100)	Pan American Silver Corp. (b)	(124,383)

(54,621)	Pembina Pipeline Corp.	(2,047,195)

(25,556)	Restaurant Brands International, Inc.	(1,824,954)

(38,100)	Saputo, Inc.	(734,043)

(2,100)	TC Energy Corp.	(106,412)

(2,400)	Teck Resources Ltd. – Class B	(88,945)

	Total Canada	(25,721,819)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	China — (0.2)%

(10,000)	Akeso, Inc. *	(106,463)

(5,400)	BeOne Medicines Ltd. *	(102,988)

(4,460)	Bilibili, Inc. – Class Z *	(81,770)

(82,900)	China Vanke Co. Ltd. – Class H *	(53,880)

(38,000)	Genscript Biotech Corp. *	(62,024)

(38,200)	Guotai Haitong Securities Co. Ltd. – Class H	(53,884)

(14,000)	Innovent Biologics, Inc. *	(110,469)

(1,400)	Legend Biotech Corp. ADR*	(40,530)

(25,630)	NIO, Inc. – Class A *	(90,396)

(5,700)	TAL Education Group ADR*	(56,031)

(15,000)	XPeng, Inc. – Class A *	(145,316)

(17,400)	Zai Lab Ltd. *	(52,983)

(14,300)	Zhejiang Leapmotor Technology Co. Ltd. *	(100,357)

	Total China	(1,057,091)

	Denmark — (0.8)%

(17,811)	Coloplast AS – Class B	(1,731,596)

(17,011)	Orsted AS *	(699,092)

(81,352)	Tryg AS	(2,092,863)

(10,354)	Zealand Pharma AS *	(719,719)

	Total Denmark	(5,243,270)

	Finland — (0.1)%

(49,688)	Nordea Bank Abp	(720,381)

	France — (1.8)%

(16,410)	Aeroports de Paris SA	(2,199,765)

(26,574)	Alstom SA *	(600,718)

(111,007)	Bollore SE	(706,081)

(267)	Dassault Aviation SA	(97,113)

(20,180)	Edenred SE	(630,420)

(23,385)	Engie SA	(504,719)

(3,426)	Euronext NV	(558,366)

(1,059)	Gecina SA – (REIT)	(116,565)

(123,544)	Getlink SE *	(2,363,122)

(850)	Hermes International SCA	(2,343,886)

(1,326)	Kering SA	(259,163)

(12,053)	Renault SA	(619,700)

(6,759)	Unibail-Rodamco-Westfield – (REIT) *	(641,025)

(4,319)	Vinci SA	(617,123)

	Total France	(12,257,766)

	Germany — (2.4)%

(1,413)	adidas AG	(352,421)

(12,788)	BASF SE	(616,663)

(27,110)	Bayer AG (Registered)	(763,242)

(5,339)	CTS Eventim AG & Co. KGaA	(647,602)

(71,025)	Delivery Hero SE *	(1,963,581)

(664)	Deutsche Boerse AG	(213,907)

(3,406)	LEG Immobilien SE	(289,188)

(6,498)	MTU Aero Engines AG	(2,598,999)

Shares	Description	Value ($)

	Germany — continued

(1,056)	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	(684,153)

(1,609)	Qiagen NV *	(72,629)

(583)	Rational AG	(479,361)

(793)	Rheinmetall AG	(1,699,610)

(35,044)	Siemens Energy AG *	(3,424,693)

(10,768)	Talanx AG	(1,396,940)

(21,565)	Vonovia SE	(706,567)

	Total Germany	(15,909,556)

	Hong Kong — (0.5)%

(33,400)	AIA Group Ltd.	(278,026)

(20,500)	CLP Holdings Ltd.	(173,602)

(45,000)	Galaxy Entertainment Group Ltd.	(190,292)

(59,100)	Hongkong Land Holdings Ltd.	(305,293)

(5,200)	Jardine Matheson Holdings Ltd.	(231,953)

(11,000)	Link REIT	(58,215)

(187,000)	MTR Corp. Ltd.	(651,963)

(306,000)	Sands China Ltd.	(597,281)

(64,000)	Swire Pacific Ltd. – Class A	(545,180)

(166,000)	Wharf Real Estate Investment Co. Ltd.	(413,932)

	Total Hong Kong	(3,445,737)

	Israel — (1.1)%

(7,083)	CyberArk Software Ltd. *	(2,711,231)

(7,671)	Monday.com Ltd. *	(2,282,046)

(32,200)	Teva Pharmaceutical Industries Ltd. ADR*	(540,316)

(13,227)	Wix.com Ltd. *	(1,970,161)

	Total Israel	(7,503,754)

	Italy — (1.3)%

(49,476)	Amplifon SpA	(1,137,292)

(4,978)	Ferrari NV	(2,382,648)

(104,312)	FinecoBank Banca Fineco SpA	(2,255,847)

(196,530)	Infrastrutture Wireless Italiane SpA	(2,307,263)

(115,021)	Nexi SpA	(692,085)

	Total Italy	(8,775,135)

	Japan — (5.8)%

(98,500)	Aeon Co. Ltd.	(3,028,199)

(22,500)	AGC, Inc.	(667,406)

(46,500)	Aisin Corp.	(591,681)

(92,100)	ANA Holdings, Inc.	(1,823,677)

(63,600)	Asics Corp.	(1,532,829)

(48,700)	Astellas Pharma, Inc.	(481,040)

(30,200)	Chiba Bank Ltd.	(274,463)

(15,700)	Concordia Financial Group Ltd.	(100,647)

(27,700)	Dentsu Group, Inc.	(598,302)

(6,500)	Disco Corp.	(1,456,072)

(30,700)	East Japan Railway Co.	(643,404)

(8,300)	FANUC Corp.	(221,521)

(11,700)	Fujikura Ltd.	(543,083)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

(8,100)	Japan Airlines Co. Ltd.	(163,878)

(169,400)	Japan Exchange Group, Inc.	(1,855,509)

(67,700)	Japan Post Bank Co. Ltd.	(730,118)

(8,600)	Keisei Electric Railway Co. Ltd.	(82,227)

(1,400)	Keyence Corp.	(585,998)

(51,000)	Kobe Bussan Co. Ltd.	(1,611,562)

(1,700)	Lasertec Corp.	(169,539)

(1,600)	McDonald’s Holdings Co. Japan Ltd.	(67,850)

(34,100)	Mitsubishi HC Capital, Inc.	(250,393)

(14,100)	Mizuho Financial Group, Inc.	(392,096)

(119,800)	MonotaRO Co. Ltd.	(2,471,315)

(2,900)	NIDEC Corp.	(56,303)

(70,900)	Nippon Paint Holdings Co. Ltd.	(534,109)

(31,400)	Nippon Steel Corp.	(631,618)

(242,700)	Nissan Motor Co. Ltd. *	(615,679)

(43,800)	Obayashi Corp.	(660,872)

(15,400)	Omron Corp.	(398,133)

(127,800)	Oriental Land Co. Ltd.	(2,839,818)

(458,600)	Rakuten Group, Inc. *	(2,524,086)

(91,300)	Resona Holdings, Inc.	(809,200)

(51,500)	Ricoh Co. Ltd.	(480,196)

(26,700)	SBI Holdings, Inc.	(808,625)

(3,200)	Seibu Holdings, Inc.	(84,589)

(106,500)	Shiseido Co. Ltd.	(1,714,093)

(1,577,100)	SoftBank Corp.	(2,423,304)

(10,000)	SoftBank Group Corp.	(522,384)

(58,400)	Tokyu Corp.	(709,072)

(37,300)	Toyota Motor Corp.	(710,125)

(66,000)	Unicharm Corp.	(524,998)

(7,300)	West Japan Railway Co.	(157,317)

(28,400)	Zensho Holdings Co. Ltd.	(1,551,538)

(28,600)	ZOZO, Inc.	(309,887)

	Total Japan	(39,408,755)

	Netherlands — (1.5)%

(505)	Adyen NV *	(967,822)

(6,372)	AerCap Holdings NV	(737,432)

(19,877)	BE Semiconductor Industries NV	(2,402,039)

(76,058)	CVC Capital Partners PLC	(1,415,331)

(2,045)	DSM-Firmenich AG	(227,647)

(3,367)	Heineken Holding NV	(262,435)

(7,049)	Heineken NV	(628,859)

(51,550)	InPost SA *	(847,260)

(77,019)	Universal Music Group NV	(2,464,412)

	Total Netherlands	(9,953,237)

	New Zealand — (0.1)%

(125,514)	Auckland International Airport Ltd.	(566,257)

(28,176)	Infratil Ltd.	(177,301)

	Total New Zealand	(743,558)

Shares	Description	Value ($)

	Norway — (0.3)%

(13,300)	Kongsberg Gruppen ASA *	(2,342,398)

	Peru — (0.3)%

(20,185)	Southern Copper Corp.	(1,835,023)

	Portugal — (0.1)%

(87,591)	EDP Renovaveis SA	(884,096)

	Singapore — (1.0)%

(103,081)	CapitaLand Integrated Commercial Trust – (REIT)	(166,967)

(853,700)	CapitaLand Investment Ltd.	(1,664,730)

(502,549)	Grab Holdings Ltd. – Class A *	(2,447,414)

(245,600)	Keppel Ltd.	(1,289,632)

(2,700)	Sea Ltd. ADR*	(432,999)

(76,300)	Seatrium Ltd.	(120,967)

(130,800)	Singapore Airlines Ltd.	(721,696)

	Total Singapore	(6,844,405)

	Spain — (1.1)%

(4,336)	ACS Actividades de Construccion y Servicios SA	(284,815)

(81,095)	Cellnex Telecom SA *	(3,109,206)

(66,582)	Ferrovial SE	(3,392,003)

(43,392)	Grifols SA *	(466,963)

	Total Spain	(7,252,987)

	Sweden — (1.3)%

(1,873)	AddTech AB – B Shares	(64,369)

(74,573)	Beijer Ref AB	(1,099,696)

(5,356)	Castellum AB	(66,522)

(89,154)	EQT AB	(2,612,349)

(7,829)	Fastighets AB Balder – B Shares *	(54,893)

(11,036)	Industrivarden AB – C Shares	(398,882)

(790)	Lifco AB – B Shares	(32,171)

(159,517)	Nibe Industrier AB – B Shares	(654,058)

(7,902)	Sagax AB – Class B	(173,052)

(8,442)	Skandinaviska Enskilda Banken AB – Class A	(140,856)

(3,707)	Spotify Technology SA *	(2,465,674)

(14,211)	Svenska Cellulosa AB SCA – Class B	(192,106)

(181,103)	Telia Co. AB	(700,329)

	Total Sweden	(8,654,957)

	Switzerland — (1.3)%

(2,540)	Alcon AG	(218,737)

(40,210)	Avolta AG	(2,156,494)

(2,517)	Bachem Holding AG	(158,508)

(6,146)	Banque Cantonale Vaudoise (Registered)	(712,059)

(2)	Chocoladefabriken Lindt & Spruengli AG (Registered)	(314,220)

(2,203)	Cie Financiere Richemont SA – Class A (Registered)	(415,722)

(1,781)	Galderma Group AG	(233,994)

(423)	Kuehne & Nagel International AG (Registered)	(95,182)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued

(1,206)	Partners Group Holding AG	(1,618,896)

(67,922)	SIG Group AG	(1,388,811)

(211)	Swatch Group AG	(35,597)

(6,420)	Swiss Prime Site AG (Registered)	(913,006)

(3,735)	Swiss Re AG	(659,951)

(316)	VAT Group AG	(120,557)

	Total Switzerland	(9,041,734)

	United Kingdom — (4.2)%

(16,131)	Antofagasta PLC	(385,095)

(10,311)	Auto Trader Group PLC	(110,427)

(63,092)	Barratt Redrow PLC	(392,148)

(115,084)	BP PLC	(559,549)

(66,553)	Entain PLC	(674,788)

(248,340)	Informa PLC	(2,633,173)

(19,394)	InterContinental Hotels Group PLC	(2,222,321)

(92,068)	Land Securities Group PLC – (REIT)	(786,181)

(194,952)	Legal & General Group PLC	(654,093)

(18,510)	London Stock Exchange Group PLC	(2,816,421)

(34,839)	LondonMetric Property PLC – (REIT)	(94,591)

(25,672)	M&G PLC	(82,018)

(315,030)	Melrose Industries PLC	(1,995,976)

(34,495)	Ocado Group PLC *	(122,445)

(238,200)	Phoenix Group Holdings PLC	(2,038,271)

(13,740)	Prudential PLC	(156,275)

(10,819)	Reckitt Benckiser Group PLC	(735,449)

(148,015)	Rentokil Initial PLC	(702,643)

(331,274)	Rolls-Royce Holdings PLC	(3,855,028)

(24,800)	Segro PLC – (REIT)	(233,224)

(71,786)	Severn Trent PLC	(2,621,658)

(61,299)	United Utilities Group PLC	(970,561)

(16,813)	Whitbread PLC	(656,840)

(164,875)	Wise PLC – Class A *	(2,446,167)

(44,298)	WPP PLC	(357,752)

	Total United Kingdom	(28,303,094)

	United States — (52.2)%

(14,541)	AbbVie, Inc.	(2,706,226)

(4,300)	ADMA Biologics, Inc. *	(85,312)

(3,900)	Advanced Micro Devices, Inc. *	(431,847)

(6,700)	AECOM	(735,995)

(2,300)	AeroVironment, Inc. *	(409,469)

(18,700)	Affirm Holdings, Inc. *	(970,530)

(2,100)	Alcoa Corp.	(56,217)

(4,300)	Alexandria Real Estate Equities, Inc. – (REIT)	(301,817)

(13,009)	Alnylam Pharmaceuticals, Inc. *	(3,962,021)

(8,396)	American International Group, Inc.	(710,637)

(4,645)	American Water Works Co., Inc.	(664,096)

(17,400)	Americold Realty Trust, Inc. – (REIT)	(288,318)

(2,221)	Amgen, Inc.	(640,048)

(3,114)	Analog Devices, Inc.	(666,334)

(13,500)	Annaly Capital Management, Inc. – (REIT)	(255,825)

(11,000)	Antero Resources Corp. *	(411,950)

(1,500)	API Group Corp. *	(70,005)

Shares	Description	Value ($)

	United States — continued

(3,600)	Apollo Global Management, Inc.	(470,484)

(4,244)	ARES Management Corp. – Class A	(702,382)

(9,303)	Arthur J Gallagher & Co.	(3,232,234)

(15,000)	AT&T, Inc.	(417,000)

(11,900)	ATI, Inc. *	(947,716)

(239,000)	Aurora Innovation, Inc. *	(1,448,340)

(42,666)	Avantor, Inc. *	(550,818)

(4,019)	Axon Enterprise, Inc. *	(3,015,697)

(10,300)	Ball Corp.	(551,874)

(600)	Bank of New York Mellon Corp.	(53,166)

(20,213)	Baxter International, Inc.	(616,496)

(322)	Bentley Systems, Inc. – Class B	(15,369)

(14,700)	Bill Holdings, Inc. *	(642,096)

(3,000)	Biogen, Inc. *	(389,370)

(9,845)	BioMarin Pharmaceutical, Inc. *	(571,699)

(2,000)	Bio-Rad Laboratories, Inc. – Class A *	(453,860)

(1,119)	Blackstone, Inc.	(155,272)

(31,800)	Blue Owl Capital, Inc.	(594,024)

(4,500)	Blueprint Medicines Corp. *	(456,075)

(27,085)	Boeing Co. *	(5,615,262)

(2,100)	Bright Horizons Family Solutions, Inc. *	(271,320)

(1,300)	Bristol-Myers Squibb Co.	(62,764)

(9,369)	Burlington Stores, Inc. *	(2,138,662)

(7,300)	Cadence Bank	(221,190)

(1,300)	Carlisle Cos., Inc.	(494,234)

(5,400)	Carlyle Group, Inc.	(244,080)

(2,700)	Carpenter Technology Corp.	(634,500)

(13,027)	Carvana Co. *	(4,261,913)

(3,700)	Casella Waste Systems, Inc. – Class A *	(433,677)

(4,800)	Cava Group, Inc. *	(390,096)

(3,600)	CDW Corp.	(649,296)

(2,258)	Cencora, Inc.	(657,620)

(8,187)	Charles Schwab Corp.	(723,240)

(500)	Chart Industries, Inc. *	(78,430)

(54,217)	Charter Communications, Inc. – Class A *	(21,484,571)

(176,930)	Chevron Corp.	(24,186,331)

(4,200)	Chewy, Inc. – Class A *	(190,050)

(20,444)	Chipotle Mexican Grill, Inc. *	(1,023,836)

(375)	Church & Dwight Co., Inc.	(36,866)

(1,100)	Churchill Downs, Inc.	(105,017)

(11,123)	Cintas Corp.	(2,519,359)

(4,200)	Clorox Co.	(553,896)

(34,818)	Cloudflare, Inc. – Class A *	(5,775,958)

(3,100)	Coherent Corp. *	(234,453)

(12,099)	Coinbase Global, Inc. – Class A *	(2,983,855)

(431,776)	Columbia Banking System, Inc.	(10,094,923)

(1,600)	Constellation Energy Corp.	(489,840)

(13,157)	Corning, Inc.	(652,456)

(1,900)	Corpay, Inc. *	(617,709)

(1,241)	CoStar Group, Inc. *	(91,288)

(127)	Costco Wholesale Corp.	(132,103)

(7,400)	Crown Holdings, Inc.	(728,900)

(9,700)	Cytokinetics, Inc. *	(300,894)

(1,100)	Danaher Corp.	(208,890)

(41,615)	Dayforce, Inc. *	(2,458,614)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(21,781)	Dexcom, Inc. *	(1,868,810)

(3,700)	Diamondback Energy, Inc.	(497,835)

(9,000)	Digital Realty Trust, Inc. – (REIT)	(1,543,680)

(8,146)	Dollar Tree, Inc. *	(735,258)

(11,900)	Dominion Energy, Inc.	(674,373)

(12,859)	Dow, Inc.	(356,709)

(80,553)	DraftKings, Inc. – Class A *	(2,890,242)

(17,700)	DuPont de Nemours, Inc.	(1,182,360)

(8,700)	Dutch Bros, Inc. – Class A *	(628,140)

(865)	Ecolab, Inc.	(229,761)

(16,700)	Elastic NV *	(1,350,529)

(12,077)	Entegris, Inc.	(830,173)

(56,171)	EQT Corp.	(3,096,707)

(1,000)	Equifax, Inc.	(264,190)

(28,782)	Equitable Holdings, Inc.	(1,521,704)

(6,316)	Erie Indemnity Co. – Class A	(2,264,349)

(3,100)	Essential Utilities, Inc.	(119,443)

(7,200)	Estee Lauder Cos., Inc. – Class A	(481,968)

(59,976)	Exact Sciences Corp. *	(3,375,449)

(2,000)	Exxon Mobil Corp.	(204,600)

(1,146)	Fair Isaac Corp. *	(1,978,317)

(67,734)	Fastenal Co.	(2,800,124)

(45,606)	Fidelity National Information Services, Inc.	(3,630,694)

(275)	First Citizens BancShares, Inc. – Class A	(508,442)

(16,015)	FirstEnergy Corp.	(671,669)

(16,182)	Fiserv, Inc. *	(2,634,268)

(1,700)	Fluor Corp. *	(70,686)

(8,165)	Flutter Entertainment PLC * (b)	(2,067,072)

(4,529)	Flutter Entertainment PLC * (b)	(1,144,478)

(3,900)	Freshpet, Inc. *	(312,624)

(4,000)	FTAI Aviation Ltd.	(468,600)

(18,600)	GameStop Corp. – Class A *	(554,280)

(1,691)	GE Vernova, Inc.	(799,809)

(403)	Gilead Sciences, Inc.	(44,362)

(3,800)	Glaukos Corp. *	(358,302)

(8,719)	Global Payments, Inc.	(659,244)

(9,200)	Guardant Health, Inc. *	(373,704)

(9,700)	Guidewire Software, Inc. *	(2,085,694)

(6,500)	Healthcare Realty Trust, Inc. – (REIT)	(94,250)

(3,200)	HealthEquity, Inc. *	(321,952)

(38,400)	Healthpeak Properties, Inc. – (REIT)	(668,544)

(548)	HEICO Corp.	(164,203)

(2,841)	Herc Holdings, Inc.	(352,284)

(1,500)	Hershey Co.	(241,035)

(41,536)	Hewlett Packard Enterprise Co.	(717,742)

(3,100)	Hologic, Inc. *	(192,727)

(1,326)	Home Depot, Inc.	(488,353)

(7,805)	HubSpot, Inc. *	(4,604,169)

(17,454)	Hyatt Hotels Corp. – Class A	(2,304,452)

(3,200)	Illumina, Inc. *	(263,168)

(6,739)	Ingersoll Rand, Inc.	(550,172)

(7,200)	Insmed, Inc. *	(502,056)

(12,862)	Insulet Corp. *	(4,180,536)

(12,000)	Intel Corp.	(234,600)

(900)	Interactive Brokers Group, Inc. – Class A	(188,712)

Shares	Description	Value ($)

	United States — continued

(19,200)	International Flavors & Fragrances, Inc.	(1,469,952)

(35,830)	International Paper Co.	(1,713,032)

(438,228)	Interpublic Group of Cos., Inc.	(10,499,943)

(23,900)	Invitation Homes, Inc. – (REIT)	(805,430)

(5,500)	Ionis Pharmaceuticals, Inc. *	(184,305)

(55,500)	IonQ, Inc. *	(2,238,870)

(2,800)	Iron Mountain, Inc. – (REIT)	(276,388)

(1,700)	Jabil, Inc.	(285,617)

(2,500)	Jefferies Financial Group, Inc.	(121,500)

(7,952)	Johnson Controls International PLC	(806,094)

(19,600)	Keurig Dr. Pepper, Inc.	(659,932)

(9,200)	Kimco Realty Corp. – (REIT)	(195,592)

(8,300)	Kite Realty Group Trust – (REIT)	(183,596)

(18,289)	KKR & Co., Inc.	(2,221,382)

(18,700)	Kraft Heinz Co.	(499,851)

(2,800)	Kyndryl Holdings, Inc. *	(109,312)

(37,048)	Liberty Media Corp.-Liberty Formula One – Class C *	(3,576,243)

(6,413)	Linde PLC	(2,998,591)

(22,376)	Live Nation Entertainment, Inc. *	(3,069,763)

(2,056)	LPL Financial Holdings, Inc.	(796,001)

(800)	Lululemon Athletica, Inc. *	(253,336)

(5,600)	Lumentum Holdings, Inc. *	(404,768)

(6,900)	Lyft, Inc. – Class A *	(105,156)

(7,843)	Manhattan Associates, Inc. *	(1,480,602)

(44,900)	MARA Holdings, Inc. *	(633,988)

(2,800)	Marriott International, Inc. – Class A	(738,724)

(38,545)	Marvell Technology, Inc.	(2,320,024)

(1,235)	Mastercard, Inc. – Class A	(723,216)

(8,900)	McCormick & Co., Inc.	(647,297)

(3,278)	McKesson Corp.	(2,358,554)

(350)	MercadoLibre, Inc. *	(897,151)

(10,953)	Microchip Technology, Inc.	(635,712)

(5,200)	MicroStrategy, Inc. – Class A *	(1,919,112)

(7,800)	Moderna, Inc. *	(207,168)

(26,161)	MongoDB, Inc. *	(4,939,982)

(3,015)	Moody’s Corp.	(1,445,150)

(2,300)	Morgan Stanley	(294,469)

(1,385)	Motorola Solutions, Inc.	(575,301)

(4,021)	MSCI, Inc.	(2,267,924)

(17,017)	Natera, Inc. *	(2,684,091)

(18,440)	Newmont Corp.	(972,157)

(11,400)	NextEra Energy, Inc.	(805,296)

(9,558)	NIKE, Inc. – Class B	(579,119)

(18,800)	Nutanix, Inc. – Class A *	(1,441,772)

(57)	NVR, Inc. *	(405,608)

(10,800)	Occidental Petroleum Corp.	(440,424)

(31,716)	Okta, Inc. *	(3,272,140)

(1,900)	Omega Healthcare Investors, Inc. – (REIT)	(70,300)

(23,408)	ONEOK, Inc.	(1,892,303)

(25,676)	Palantir Technologies, Inc. – Class A *	(3,383,583)

(3,700)	Palo Alto Networks, Inc. *	(711,954)

(20,228)	Paychex, Inc.	(3,194,203)

(35,200)	PG&E Corp.	(594,176)

(2,600)	Planet Fitness, Inc. – Class A *	(267,358)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(1,797)	Pool Corp.	(540,160)

(4,000)	Primo Brands Corp.	(132,280)

(10,100)	Prologis, Inc. – (REIT)	(1,096,860)

(20,400)	Pure Storage, Inc. – Class A *	(1,093,236)

(3,500)	Q2 Holdings, Inc. *	(306,320)

(21,863)	Realty Income Corp. – (REIT)	(1,237,883)

(2,800)	Regency Centers Corp. – (REIT)	(202,020)

(2,400)	Reinsurance Group of America, Inc.	(487,896)

(10,100)	REVOLUTION Medicines, Inc. *	(397,940)

(248,586)	Rivian Automotive, Inc. – Class A *	(3,611,955)

(24,300)	Robinhood Markets, Inc. – Class A *	(1,607,445)

(45,493)	ROBLOX Corp. – Class A *	(3,956,981)

(20,100)	Rocket Lab Corp. *	(538,479)

(17,708)	Roku, Inc. *	(1,283,122)

(38,788)	Rollins, Inc.	(2,220,613)

(3,100)	Royal Caribbean Cruises Ltd.	(796,607)

(5,334)	RTX Corp.	(727,984)

(6,200)	Ryan Specialty Holdings, Inc.	(443,734)

(500)	Ryman Hospitality Properties, Inc. – (REIT)	(48,555)

(387)	S&P Global, Inc.	(198,477)

(51,843)	Samsara, Inc. – Class A *	(2,412,773)

(3,100)	Sarepta Therapeutics, Inc. *	(116,560)

(237,745)	Schlumberger NV	(7,857,472)

(7,206)	Seagate Technology Holdings PLC	(849,876)

(2,381)	ServiceNow, Inc. *	(2,407,405)

(3,300)	Shift4 Payments, Inc. – Class A *	(312,807)

(89,849)	Snap, Inc. – Class A *	(741,254)

(15,067)	Snowflake, Inc. – Class A *	(3,098,830)

(60,300)	SoFi Technologies, Inc. *	(801,990)

(126,500)	SoundHound AI, Inc. – Class A *	(1,278,915)

(7,800)	Southern Co.	(702,000)

(22,300)	Southwest Airlines Co.	(744,374)

(2,195)	Starbucks Corp.	(184,270)

(3,600)	Starwood Property Trust, Inc. – (REIT)	(71,100)

(3,973)	STERIS PLC	(974,219)

(8,935)	Sun Communities, Inc. – (REIT)	(1,102,936)

(4,300)	Sysco Corp.	(313,900)

(17,977)	Take-Two Interactive Software, Inc. *	(4,067,836)

(6,886)	Targa Resources Corp.	(1,087,506)

(21,000)	TechnipFMC PLC	(654,150)

(9,170)	Tesla, Inc. *	(3,177,038)

(1,588)	Texas Pacific Land Corp.	(1,769,080)

(2,708)	T-Mobile U.S., Inc.	(655,878)

(77,028)	Toast, Inc. – Class A *	(3,249,041)

(13,162)	Tractor Supply Co.	(637,041)

(1,650)	TransDigm Group, Inc.	(2,422,909)

(4,100)	Twilio, Inc. – Class A *	(482,570)

(1,852)	Tyler Technologies, Inc. *	(1,068,585)

(22,800)	UDR, Inc. – (REIT)	(944,604)

(4,972)	U-Haul Holding Co. NVDR	(283,603)

(35,800)	Unity Software, Inc. *	(933,664)

(19,900)	Varonis Systems, Inc. *	(948,832)

Shares / Par Value†	Description	Value ($)

	United States — continued

(9,400)	Vaxcyte, Inc. *	(305,406)

(25,346)	Ventas, Inc. – (REIT)	(1,629,241)

(1,400)	Verisk Analytics, Inc.	(439,796)

(7,900)	Vertiv Holdings Co. – Class A	(852,647)

(6,700)	Viking Therapeutics, Inc. *	(179,560)

(18,036)	Vistra Corp.	(2,896,041)

(2,000)	Vornado Realty Trust – (REIT)	(75,340)

(4,500)	Walt Disney Co.	(508,680)

(3,467)	Waste Connections, Inc.	(683,311)

(2,921)	Waste Management, Inc.	(703,873)

(5,330)	Watsco, Inc.	(2,364,228)

(12,457)	Welltower, Inc. – (REIT)	(1,921,866)

(252)	West Pharmaceutical Services, Inc.	(53,134)

(23,241)	Western Digital Corp. *	(1,198,074)

(636)	WEX, Inc. *	(84,543)

(64,180)	Williams Cos., Inc.	(3,883,532)

(1,001)	Workday, Inc. – Class A *	(247,958)

(8,151)	Wynn Resorts Ltd.	(737,992)

(1,100)	XPO, Inc. *	(125,213)

(39,907)	Zillow Group, Inc. – Class C *	(2,678,159)

(6,301)	Zimmer Biomet Holdings, Inc.	(580,763)

(20,401)	Zscaler, Inc. *	(5,624,556)

	Total United States	(353,073,306)

	TOTAL COMMON STOCKS (PROCEEDS $558,112,739)	(579,391,178)

	PREFERRED STOCKS (g) — (0.2)%

	Germany — (0.2)%

(7,188)	Sartorius AG	(1,724,238)

	TOTAL PREFERRED STOCKS (PROCEEDS $2,111,096)	(1,724,238)

	DEBT OBLIGATIONS — (3.8)%

	United States — (3.8)%

	U.S. Government Agency — (3.8)%

(15,000,000)	Uniform Mortgage-Backed Security, TBA, 2.50%, due 07/01/39	(13,861,572)

(11,500,000)	Uniform Mortgage-Backed Security, TBA, 6.00%, due 07/01/54	(11,599,679)

	Total United States	(25,461,251)

	TOTAL DEBT OBLIGATIONS (PROCEEDS $25,393,144)	(25,461,251)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $585,616,979)	(606,576,667)

	Other Assets and Liabilities (net) — (5.9)%	(39,676,112)

	TOTAL NET ASSETS — 100.0%	$ 675,937,235

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2025 (Unaudited)

A summary of outstanding financial instruments at May 31, 2025 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
08/12/2025	BCLY	AUD	2,450,000	USD	1,587,520	6,486
06/03/2025	BCLY	BRL	60,351,334	USD	10,603,913	52,058
07/15/2025	SSB	CHF	15,427,275	USD	19,145,647	302,236
08/18/2025	CITI	CLP	340,000,000	USD	362,656	3,325
08/18/2025	BCLY	CLP	646,200,000	USD	683,614	674
07/15/2025	CITI	CZK	26,900,000	USD	1,229,265	2,122
07/30/2025	MSCI	EUR	3,724,200	USD	4,253,887	9,446
07/30/2025	CITI	EUR	670,000	USD	767,700	4,107
07/30/2025	JPM	EUR	2,130,000	USD	2,433,750	6,206
07/31/2025	UBSA	GBP	3,632,046	USD	4,901,922	7,069
06/23/2025	BCLY	HKD	125,510,346	USD	16,103,495	64,432
08/19/2025	CITI	HUF	190,000,000	USD	532,804	715
07/15/2025	GS	IDR	6,600,000,000	USD	404,759	1,940
07/15/2025	CITI	IDR	12,326,200,000	USD	752,806	499
07/14/2025	BCLY	JPY	502,000,000	USD	3,505,294	440
07/14/2025	UBSA	KRW	1,232,050,917	USD	901,163	7,037
06/03/2025	JPM	MXN	69,942,366	USD	3,613,405	7,385
06/03/2025	MSCI	MXN	157,821,079	USD	8,156,887	20,102
06/03/2025	BCLY	MXN	157,821,079	USD	8,158,363	21,578
07/15/2025	CITI	MXN	11,400,000	USD	584,912	214
07/15/2025	SSB	PHP	17,500,000	USD	313,315	7
07/15/2025	GS	PHP	15,500,000	USD	277,549	48
08/20/2025	CITI	PLN	1,500,000	USD	401,228	1,136
06/23/2025	GS	RON	2,741,896	USD	623,789	9,883
06/12/2025	CITI	SEK	13,600,000	USD	1,431,323	11,970
06/20/2025	CITI	THB	26,700,000	USD	816,841	2,566
06/27/2025	MSCI	USD	4,479,894	AUD	7,086,872	89,874
06/27/2025	BOA	USD	1,272,638	AUD	1,980,495	4,427
06/27/2025	SSB	USD	2,525,792	AUD	3,943,896	17,317
08/12/2025	SSB	USD	1,532,259	AUD	2,390,000	10,056
07/31/2025	UBSA	USD	8,827,605	AUD	13,712,507	19,336
08/12/2025	CITI	USD	1,465,417	AUD	2,280,000	5,913
06/03/2025	BCLY	USD	9,633,310	BRL	55,751,334	114,279
06/03/2025	JPM	USD	23,334,392	BRL	134,940,453	258,659
06/03/2025	BOA	USD	18,050,808	CAD	25,731,670	700,192
06/13/2025	MSCI	USD	2,696,404	CAD	3,820,000	88,663
06/13/2025	BCLY	USD	2,038,793	CAD	2,820,000	17,198
06/03/2025	JPM	USD	2,449,825	CAD	3,384,274	16,339
07/31/2025	BOA	USD	13,037,743	CAD	17,980,368	102,966
08/15/2025	MSCI	USD	12,275,283	COP	52,216,600,000	186,689
08/15/2025	GS	USD	1,326,570	COP	5,600,000,000	9,921
07/15/2025	BBH	USD	308,155	CZK	6,800,000	2,051
07/15/2025	BCLY	USD	9,397,939	CZK	207,800,000	81,617
07/14/2025	JPM	USD	784,492	EGP	43,100,000	66,191
08/07/2025	CITI	USD	887,965	EGP	47,000,000	28,831
08/14/2025	MSCI	USD	2,688,394	EUR	2,380,000	26,817
07/15/2025	JPM	USD	3,031,166	GBP	2,310,000	81,794
07/15/2025	MSCI	USD	3,614,461	GBP	2,720,000	51,015
07/15/2025	BCLY	USD	1,562,181	GBP	1,160,000	1,037
08/19/2025	GS	USD	2,158,642	HUF	779,520,539	24,381
07/15/2025	JPM	USD	9,293,200	IDR	155,196,443,000	178,932
08/12/2025	GS	USD	607,457	ILS	2,150,000	5,157
08/12/2025	DB	USD	693,488	ILS	2,450,000	4,607
06/26/2025	SSB	USD	1,622,126	INR	140,000,000	12,242
07/14/2025	DB	USD	23,403,659	JPY	3,353,915,155	12,643
07/14/2025	MSCI	USD	1,709,777	JPY	245,000,000	760

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
07/14/2025	BCLY	USD	2,590,844	JPY	376,000,000	34,305
07/14/2025	MSCI	USD	4,616,202	KRW	6,398,725,499	27,496
06/03/2025	BCLY	USD	9,532,374	MXN	192,792,262	407,421
06/03/2025	MSCI	USD	9,534,420	MXN	192,792,262	405,375
07/15/2025	MSCI	USD	2,648,954	MXN	54,518,725	147,275
07/15/2025	SSB	USD	770,171	MXN	15,400,000	19,685
07/15/2025	CITI	USD	1,357,846	MXN	26,900,000	21,836
07/15/2025	BCLY	USD	25,013,164	NOK	266,527,768	1,096,778
08/14/2025	DB	USD	2,761,898	NZD	4,660,000	29,427
07/08/2025	JPM	USD	14,254,078	PEN	52,780,000	320,635
07/08/2025	CITI	USD	318,943	PEN	1,200,000	12,426
07/15/2025	SSB	USD	911,109	PHP	51,000,000	1,959
06/23/2025	CITI	USD	1,667,250	RON	7,550,000	23,182
06/12/2025	BOA	USD	12,569,074	SEK	126,255,521	607,481
06/12/2025	CITI	USD	1,739,533	SEK	17,300,000	65,967
06/12/2025	GS	USD	2,347,198	SEK	22,500,000	996
06/20/2025	JPM	USD	9,125,767	THB	304,047,749	146,838
07/03/2025	BCLY	USD	5,266,187	TRY	219,200,000	146,613
06/27/2025	MSCI	USD	8,910,954	ZAR	165,000,000	248,395
06/27/2025	SSB	USD	313,207	ZAR	5,800,000	8,758
06/24/2025	JPM	USD	990,723	ZAR	18,597,039	41,849
06/27/2025	CITI	USD	1,015,321	ZAR	18,400,000	6,085
08/12/2025	SSB	AUD	2,390,000	USD	1,535,441	(6,875)
06/03/2025	GS	BRL	3,150,000	USD	540,534	(10,213)
06/03/2025	CITI	BRL	3,950,000	USD	672,358	(18,262)
08/04/2025	CITI	BRL	5,400,000	USD	928,458	(2,224)
06/13/2025	MSCI	CAD	5,400,000	USD	3,764,731	(172,275)
06/13/2025	CITI	CAD	8,650,000	USD	6,108,831	(197,669)
06/03/2025	BOA	CAD	23,384,264	USD	16,900,921	(139,494)
06/13/2025	SSB	CAD	4,000,000	USD	2,891,118	(25,182)
06/03/2025	MSCI	CAD	1,321,902	USD	956,871	(6,416)
06/13/2025	BOA	CAD	1,970,000	USD	1,430,970	(5,308)
06/03/2025	BCLY	CAD	4,409,777	USD	3,168,660	(44,801)
08/15/2025	SSB	CAD	49,975	USD	35,922	(629)
08/15/2025	MSCI	CAD	7,685,548	USD	5,563,154	(57,994)
07/15/2025	SSB	CHF	1,640,000	USD	2,002,944	(210)
08/04/2025	BCLY	CHF	49,219,519	USD	59,963,657	(307,626)
08/15/2025	CITI	COP	4,683,900,000	USD	1,114,741	(3,114)
07/15/2025	CITI	CZK	31,500,000	USD	1,428,601	(8,387)
07/15/2025	SSB	CZK	10,800,000	USD	485,921	(6,760)
07/14/2025	JPM	EGP	12,100,000	USD	238,471	(352)
08/12/2025	CITI	EUR	24,239,611	USD	27,564,975	(84,916)
08/14/2025	BCLY	EUR	7,280,000	USD	8,142,164	(163,188)
07/30/2025	CITI	EUR	906,000	USD	1,022,837	(9,724)
07/30/2025	MSCI	EUR	654,000	USD	737,579	(7,779)
07/31/2025	BCLY	EUR	39,857,454	USD	45,267,824	(160,423)
07/15/2025	SSB	GBP	990,000	USD	1,308,867	(25,258)
07/15/2025	MSCI	GBP	2,000,000	USD	2,675,198	(20,005)
07/15/2025	JPM	GBP	2,180,000	USD	2,908,110	(29,661)
08/19/2025	SSB	HUF	125,000,000	USD	347,204	(2,854)
07/15/2025	GS	IDR	5,800,000,000	USD	350,284	(3,709)
08/12/2025	MSCI	ILS	1,067,605	USD	299,031	(5,168)
08/12/2025	CITI	ILS	2,800,000	USD	789,513	(8,309)
06/26/2025	CITI	INR	305,000,000	USD	3,535,715	(24,874)
06/30/2025	BBH	JPY	2,000,000,000	USD	13,891,880	(49,640)
07/14/2025	MSCI	JPY	254,000,000	USD	1,761,555	(11,817)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2025 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
07/31/2025	SSB	JPY	1,638,913,786	USD	11,436,611	(27,868)
08/18/2025	MSCI	KRW	761,169,825	USD	538,542	(15,199)
07/15/2025	CITI	NOK	73,200,000	USD	7,041,258	(129,655)
07/15/2025	DB	NOK	12,600,000	USD	1,215,542	(18,795)
08/14/2025	SSB	NZD	9,890,000	USD	5,833,698	(90,381)
07/31/2025	SSB	NZD	4,193,771	USD	2,492,325	(18,498)
07/08/2025	JPM	PEN	500,000	USD	132,521	(5,550)
07/08/2025	GS	PEN	5,440,000	USD	1,494,759	(7,447)
07/08/2025	CITI	PEN	1,720,000	USD	467,927	(7,035)
07/08/2025	MSCI	PEN	1,160,000	USD	317,758	(2,566)
08/20/2025	SSB	PLN	1,250,000	USD	329,249	(4,161)
08/20/2025	GS	PLN	3,800,000	USD	996,072	(17,494)
08/20/2025	MSCI	PLN	1,350,000	USD	356,182	(3,901)
06/12/2025	CITI	SEK	81,600,000	USD	8,240,534	(275,582)
07/21/2025	BOA	SEK	163,904,703	USD	16,933,952	(213,379)
06/12/2025	GS	SEK	30,300,000	USD	3,153,857	(8,378)
07/22/2025	BOA	SGD	4,580,000	USD	3,509,256	(52,758)
07/22/2025	BBH	SGD	1,070,000	USD	821,413	(10,761)
06/20/2025	MSCI	THB	16,500,000	USD	500,535	(2,668)
06/20/2025	CITI	THB	21,700,000	USD	661,147	(642)
07/03/2025	BCLY	TRY	22,000,000	USD	541,739	(1,517)
07/15/2025	SSB	TWD	11,443,349	USD	380,582	(6,253)
06/27/2025	GS	USD	570,893	AUD	880,837	(2,911)
06/03/2025	CITI	USD	509,876	BRL	2,900,000	(2,839)
06/03/2025	BCLY	USD	812,864	BRL	4,600,000	(8,598)
06/03/2025	GS	USD	431,880	BRL	2,450,000	(3,521)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
08/04/2025	BCLY	USD	9,661,439	BRL	55,751,334	(52,785)
08/04/2025	JPM	USD	23,961,057	BRL	137,790,453	(213,090)
08/18/2025	MSCI	USD	7,809,328	CLP	7,347,796,500	(43,770)
08/18/2025	GS	USD	340,456	CLP	320,000,000	(2,262)
08/15/2025	CITI	USD	506,957	COP	2,120,000,000	(999)
07/15/2025	CITI	USD	476,099	CZK	10,400,000	(1,664)
07/30/2025	CITI	USD	285,922	EUR	250,000	(999)
07/15/2025	MSCI	USD	1,883,721	GBP	1,390,000	(10,555)
06/26/2025	MSCI	USD	339,007	INR	29,000,000	(459)
06/26/2025	CITI	USD	390,549	INR	33,000,000	(5,305)
08/18/2025	SSB	USD	608,518	KRW	830,000,000	(4,704)
07/15/2025	MSCI	USD	411,982	MXN	8,000,000	(1,668)
07/15/2025	SSB	USD	755,048	MXN	14,600,000	(6,224)
08/04/2025	MSCI	USD	8,095,755	MXN	157,821,079	(19,885)
08/04/2025	BCLY	USD	8,097,292	MXN	157,821,079	(21,422)
07/28/2025	UBSA	USD	51,003,342	NOK	519,185,965	(143,130)
06/23/2025	BBH	USD	528,488	RON	2,300,000	(13,522)
06/23/2025	CITI	USD	325,235	RON	1,450,000	(582)
07/15/2025	SSB	USD	325,269	TWD	9,600,000	(747)
06/27/2025	SSB	USD	815,150	ZAR	14,600,000	(4,686)
06/27/2025	SSB	ZAR	15,000,000	USD	774,666	(58,002)
06/27/2025	BBH	ZAR	15,200,000	USD	814,058	(29,713)
06/27/2025	GS	ZAR	21,200,000	USD	1,156,020	(20,817)
06/27/2025	CITI	ZAR	14,500,000	USD	801,450	(3,462)

						$3,364,442

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
132	Australia Government Bond 10 Yr.	June 2025	9,711,545	119,063
158	CAC40 10 Euro	June 2025	13,902,053	(75,452)
326	Cotton(i)	July 2025	10,604,780	(278,062)
165	Euro Bund	June 2025	24,582,098	269,023
28	Euro Bund	September 2025	4,165,467	2,978
20	FTSE MIB Index	June 2025	4,563,017	539,890
193	FTSE Taiwan Index	June 2025	13,351,084	(460,205)
19	Gold(i)	August 2025	6,299,260	6,354
21	Hang Seng Index	June 2025	3,092,736	(16,085)
796	Iron Ore(i)	July 2025	7,612,944	(161,501)
238	KOSPI 200 Index	June 2025	15,529,427	851,022
177	Lean Hogs(i)	July 2025	7,428,690	249,664
92	Montreal Exchange 10 Yr. Canadian Bonds	September 2025	8,199,453	61,611
12	Natural Gas(i)	June 2025	413,640	(4,222)
86	NYMEX Platinum Futures(i)	July 2025	4,536,070	269,794
7	RBOB Gasoline(i)	June 2025	592,439	16,334
190	Soybean Meal(i)	July 2025	5,629,700	(71,510)
277	Sugar(i)	June 2025	5,289,592	(336,850)
5	Swiss Market New Index Futures	June 2025	743,787	(8,433)
151	TOPIX Index	June 2025	29,159,673	1,422,739
1	U.S. Ultra Bond (CBT)	September 2025	116,063	819
55	UK Gilt Long Bond	September 2025	6,779,054	42,000

			$182,302,572	$2,438,971

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
43	E-mini Technology Select Sector Futures	June 2025	10,022,010	(907,117)
109	CBOE Volatility Index(i)	June 2025	2,182,387	(44,978)
53	Cocoa(i)	July 2025	5,189,230	(801,908)
92	Coffee(i)	July 2025	11,814,525	240,973
85	Copper(i)	July 2025	9,939,688	(406,766)
44	DAX Index	June 2025	30,071,790	(1,587,688)
277	E-mini Russell 2000 Index	June 2025	28,645,955	(711,543)
34	FTSE 100 Index	June 2025	4,031,681	(98,948)
415	IFSC NIFTY 50 Index	June 2025	20,654,744	61,652
112	Live Cattle Futures(i)	August 2025	9,378,880	50,232
483	MSCI Singapore	June 2025	15,341,541	78,601
295	OMX Stockholm 30 Index	June 2025	7,675,292	117,968
7	S&P 500 E-Mini	June 2025	2,070,600	4,080
71	S&P/TSX	June 2025	16,224,433	(1,184,246)
5	Silver(i)	July 2025	825,725	(66,334)
57	Soybean(i)	July 2025	2,968,988	55,039
547	Soybean Oil(i)	July 2025	15,389,298	320,086
160	SPI 200 Futures	June 2025	21,805,524	(1,152,933)
24	U.S. Treasury Note 10 Yr. (CBT)	September 2025	2,701,125	(10,132)
87	U.S. Treasury Note 2 Yr. (CBT)	September 2025	18,047,063	(20,340)
71	U.S. Treasury Note 5 Yr. (CBT)	September 2025	7,681,313	(36,285)
277	WCE Canola Futures(i)	July 2025	2,870,619	(233,226)
153	Wheat(i)	July 2025	4,085,100	129,838
3	WTI Crude(i)	June 2025	182,370	(3,118)

			$249,799,881	$(6,207,093)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2025 (Unaudited)

Written Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options – Calls
Dick’s Sporting Goods, Inc.	210.00	09/19/25	(194)	USD	(3,479,196)	(110,580)
Howard Hughes Holdings, Inc.(d)	65.00	10/17/25	(80)	USD	(546,480)	(70,400)
Omnicom Group, Inc.(d)	75.00	10/17/25	(145)	USD	(1,064,880)	(63,800)
Rentokil Initial PLC(d)	22.50	11/21/25	(349)	USD	(829,573)	(118,660)
Rentokil Initial PLC(d)	25.00	11/21/25	(114)	USD	(270,978)	(23,370)
TFI International, Inc.(d)	80.00	11/21/25	(101)	USD	(868,903)	(147,460)
TFI International, Inc.(d)	85.00	11/21/25	(31)	USD	(266,693)	(36,580)
AZEK Co., Inc.(d)	50.00	12/19/25	(968)	USD	(4,792,568)	(629,200)
Globus Medical, Inc.(d)	70.00	12/19/25	(113)	USD	(668,734)	(31,640)
Globus Medical, Inc.(d)	60.00	12/19/25	(46)	USD	(272,228)	(37,720)
Liberty Broadband Corp.(d)	75.00	12/19/25	(240)	USD	(2,251,200)	(573,600)
Middleby Corp.(d)	125.00	12/19/25	(83)	USD	(1,212,879)	(265,600)
WillScot Holdings Corp.(d)	25.00	12/19/25	(3,232)	USD	(8,710,240)	(1,939,200)
Albertsons Cos., Inc.(d)	22.00	01/16/26	(824)	USD	(1,831,752)	(174,688)
Alphabet, Inc.(d)	150.00	01/16/26	(52)	USD	(893,048)	(169,520)
Becton Dickinson & Co.(d)	210.00	01/16/26	(40)	USD	(690,360)	(18,400)
Becton Dickinson & Co.(d)	175.00	01/16/26	(16)	USD	(276,144)	(24,000)
Capri Holdings Ltd.(d)	15.00	01/16/26	(380)	USD	(688,560)	(197,600)
ConocoPhillips(d)	85.00	01/16/26	(32)	USD	(273,120)	(31,680)
DuPont de Nemours, Inc.(d)	65.00	01/16/26	(170)	USD	(1,135,600)	(164,900)
Hess Corp.(d)	130.00	01/16/26	(142)	USD	(1,877,098)	(228,620)
Hewlett Packard Enterprise Co.(d)	15.00	01/16/26	(520)	USD	(898,560)	(192,400)
Hewlett Packard Enterprise Co.(d)	18.00	01/16/26	(154)	USD	(266,112)	(32,186)
Humana, Inc.(d)	270.00	01/16/26	(31)	USD	(722,703)	(62,930)
Humana, Inc.(d)	230.00	01/16/26	(12)	USD	(279,756)	(47,040)
International Paper Co.(d)	50.00	01/16/26	(285)	USD	(1,362,585)	(133,950)
Kraft Heinz Co.(d)	27.50	01/16/26	(102)	USD	(272,646)	(19,278)
Meta Platforms, Inc.(d)	500.00	01/16/26	(16)	USD	(1,035,984)	(286,960)
Mr. Cooper Group, Inc.(d)	110.00	01/16/26	(70)	USD	(906,710)	(240,800)
Mr. Cooper Group, Inc.(d)	130.00	01/16/26	(670)	USD	(8,678,510)	(1,621,400)
Norfolk Southern Corp.(d)	230.00	01/16/26	(36)	USD	(889,632)	(127,080)
Norfolk Southern Corp.(d)	250.00	01/16/26	(11)	USD	(271,832)	(24,970)
Penn Entertainment, Inc.(d)	15.00	01/16/26	(354)	USD	(524,982)	(109,740)
Penn Entertainment, Inc.(d)	16.00	01/16/26	(177)	USD	(262,491)	(38,409)
Rocket Cos., Inc.(d)	13.00	01/16/26	(419)	USD	(534,225)	(77,934)
Silicon Motion Technology Corp.(d)	55.00	01/16/26	(161)	USD	(985,320)	(231,840)
United Rentals, Inc.(d)	720.00	01/16/26	(4)	USD	(283,352)	(34,640)
WillScot Holdings Corp.(d)	22.50	01/16/26	(820)	USD	(2,209,900)	(574,000)

	Total Equity Options – Calls					(8,912,775)

Index Options – Puts
S&P 500 Index	5,690.00	06/04/25	(18)	USD	(10,641,042)	(3,150)
S&P 500 Index	5,680.00	06/04/25	(20)	USD	(11,823,380)	(3,000)
S&P 500 Index	5,670.00	06/04/25	(21)	USD	(12,414,549)	(2,583)
S&P 500 Index	5,695.00	06/04/25	(17)	USD	(10,049,873)	(3,145)
S&P 500 Index	5,685.00	06/04/25	(19)	USD	(11,232,211)	(3,040)
S&P 500 Index	5,675.00	06/04/25	(20)	USD	(11,823,380)	(2,760)
S&P 500 Index	5,280.00	06/06/25	(15)	USD	(8,867,535)	(375)
S&P 500 Index	5,720.00	06/06/25	(12)	USD	(7,094,028)	(7,910)
S&P 500 Index	5,705.00	06/06/25	(13)	USD	(7,685,197)	(7,139)
S&P 500 Index	5,715.00	06/06/25	(12)	USD	(7,094,028)	(7,430)
S&P 500 Index	5,730.00	06/06/25	(11)	USD	(6,502,859)	(8,241)
S&P 500 Index	5,725.00	06/06/25	(12)	USD	(7,094,028)	(8,390)
S&P 500 Index	5,710.00	06/06/25	(13)	USD	(7,685,197)	(7,529)
S&P 500 Index	5,500.00	06/13/25	(11)	USD	(6,502,859)	(6,490)
S&P 500 Index	5,685.00	06/20/25	(10)	USD	(5,911,690)	(30,300)
S&P 500 Index	5,660.00	06/27/25	(10)	USD	(5,911,690)	(37,400)
S&P 500 Index	5,800.00	07/03/25	(10)	USD	(5,911,690)	(71,800)
S&P 500 Index	5,950.00	07/11/25	(10)	USD	(5,911,690)	(132,900)
S&P 500 Index	5,910.00	07/18/25	(10)	USD	(5,911,690)	(126,812)

	Total Index Options – Puts					(470,394)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2025 (Unaudited)

Written Options — continued

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/ Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps - Puts
CDX.NA.IG.S43	GS	0.70%	06/18/25	USD	(6,050,000)	Fixed Spread	Pay	(793)
CDX.NA.HY.S44	GS	1.03%	07/16/25	USD	(42,470,000)	Fixed Spread	Pay	(133,088)
CDX.NA.HY.S44	GS	1.04%	06/18/25	USD	(42,470,000)	Fixed Spread	Pay	(65,966)

			Total Written Option on Credit Default Swaps - Puts					(199,847)

			TOTAL WRITTEN OPTIONS (Premiums $8,614,054)					$(9,583,016)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
ITRAXX.XO.42	EUR	13,024,044	5.00%	2.87%	N/A	12/20/2029	Quarterly	(1,138,852)	(1,252,187)	(113,335)
ITRAXX.EUR.42	EUR	60,000,000	1.00%	0.54%	N/A	12/20/2029	Quarterly	(1,121,256)	(1,361,791)	(240,535)
CDX.NA.HY.S44	USD	16,261,000	5.00%	3.51%	N/A	06/20/2030	Quarterly	(795,133)	(1,002,312)	(207,179)
CDX.NA.IG.44	USD	34,583,000	1.00%	0.56%	N/A	06/20/2030	Quarterly	(494,227)	(692,767)	(198,540)
Sell Protection^:
ITRAXX.EUR.43	EUR	25,561,000	1.00%	0.58%	25,561,000 EUR	06/20/2030	Quarterly	592,884	583,658	(9,226)
ITRAXX.XO.43	EUR	6,737,000	5.00%	3.00%	6,737,000 EUR	06/20/2030	Quarterly	658,035	660,644	2,609

								$(2,298,549)	$(3,064,755)	$(766,206)

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CMBX.NA.BBB-.18	GS	USD	10,000,000	3.00%	5.26%	N/A	12/17/2057	Monthly	775,950	791,281	15,331
CMBX.NA.A.15	CGMI	USD	2,222,000	2.00%	3.18%	N/A	11/18/2064	Monthly	266,640	128,800	(137,840)
CMBX.NA.A.15	MSCI	USD	2,222,500	2.00%	3.18%	N/A	11/18/2064	Monthly	134,225	128,829	(5,396)
Sell Protection^:
CDX.NA.HY.43	GS	USD	3,750,000	5.00%	1.66%	3,750,000 USD	12/20/2029	Quarterly	353,771	521,518	167,747
CDX.NA.HY.43	GS	USD	3,750,000	5.00%	3.94%	3,750,000 USD	12/20/2029	Quarterly	(198,229)	160,882	359,111
ITRAXX.EUR.42	BOA	EUR	100,000,000	1.00%	0.25%	100,000,000 EUR	12/20/2029	Quarterly	3,480,791	3,717,100	236,309
ITRAXX.XO.42	CGMI	EUR	11,110,000	5.00%	0.59%	11,110,000 EUR	12/20/2029	Quarterly	2,219,796	2,302,124	82,328
ITRAXX.XO.42	CITI	EUR	10,000,000	5.00%	0.59%	10,000,000 EUR	12/20/2029	Quarterly	1,939,631	2,072,118	132,487
ITRAXX.XO.42	JPM	EUR	8,771,496	5.00%	0.59%	8,771,496 EUR	12/20/2029	Quarterly	1,857,647	1,817,558	(40,089)
CMBX.NA.AAA.10	GS	USD	4,610,000	0.50%	0.25%	4,610,000 USD	11/17/2059	Monthly	42,163	14,457	(27,706)
CMBX.NA.AAA.15	CGMI	USD	4,445,000	0.50%	0.62%	4,445,000 USD	11/18/2064	Monthly	(165,846)	(27,666)	138,180
CMBX.NA.AAA.15	GS	USD	1,730,000	0.50%	0.62%	1,730,000 USD	11/18/2064	Monthly	(26,617)	(10,768)	15,849
CMBX.NA.AAA.15	MSCI	USD	4,445,000	0.50%	0.62%	4,445,000 USD	11/18/2064	Monthly	(64,209)	(27,666)	36,543

									$10,615,713	$11,588,567	$972,854

^

Buy Protection—Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2025 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps — continued

referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection—Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2025, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.18%	3 Month AUD BBSW	AUD	105,500,000	06/18/2027	Quarterly	11,095	55,258	44,163
3 Month AUD BBSW	3.16%	AUD	18,500,000	06/18/2027	Quarterly	—	(13,131)	(13,131)
3 Month AUD BBSW	3.20%	AUD	22,500,000	06/18/2027	Quarterly	—	(4,391)	(4,391)
3 Month AUD BBSW	3.25%	AUD	14,000,000	06/18/2027	Quarterly	—	6,122	6,122
CAD-CORRA-OIS-COMPOUND	2.29%	CAD	81,000,000	06/18/2027	Annually	75,240	(170,788)	(246,028)
CAD-CORRA-OIS-COMPOUND	2.36%	CAD	9,500,000	06/18/2027	Annually	—	(11,234)	(11,234)
CAD-CORRA-OIS-COMPOUND	2.39%	CAD	14,500,000	06/18/2027	Annually	—	(9,869)	(9,869)
2.37%	CAD-CORRA-OIS-COMPOUND	CAD	17,000,000	06/18/2027	Annually	—	16,737	16,737
2.42%	CAD-CORRA-OIS-COMPOUND	CAD	11,000,000	06/18/2027	Annually	—	3,832	3,832
2.41%	CAD-CORRA-OIS-COMPOUND	CAD	15,000,000	06/18/2027	Annually	—	6,816	6,816
CHF-SARON-OIS-COMPOUND	0.14%	CHF	125,000,000	06/18/2027	Annually	(178,686)	1,270,088	1,448,774
CHF-SARON-OIS-COMPOUND	0.25%	CHF	6,000,000	06/18/2027	Annually	—	77,410	77,410
(0.05)%	CHF-SARON-OIS-COMPOUND	CHF	10,000,000	06/18/2027	Annually	—	(54,725)	(54,725)
(0.10)%	CHF-SARON-OIS-COMPOUND	CHF	6,000,000	06/18/2027	Annually	—	(25,021)	(25,021)
(0.19)%	CHF-SARON-OIS-COMPOUND	CHF	12,500,000	06/18/2027	Annually	—	(23,447)	(23,447)
(0.29)%	CHF-SARON-OIS-COMPOUND	CHF	10,000,000	06/18/2027	Annually	—	4,560	4,560
EUR-EuroSTR-COMPOUND	1.65%	EUR	11,000,000	06/18/2027	Annually	—	(10,130)	(10,130)
EUR-EuroSTR-COMPOUND	1.70%	EUR	9,500,000	06/18/2027	Annually	—	515	515
EUR-EuroSTR-COMPOUND	1.79%	EUR	8,000,000	06/18/2027	Annually	—	17,024	17,024
GBP-SONIA-COMPOUND	3.63%	GBP	8,000,000	06/18/2027	Annually	—	(40,291)	(40,291)
3.93%	GBP-SONIA-COMPOUND	GBP	47,500,000	06/18/2027	Annually	(15,349)	(125,761)	(110,412)
3.81%	GBP-SONIA-COMPOUND	GBP	9,000,000	06/18/2027	Annually	—	3,262	3,262
3 Month SEK STIBOR	2.13%	SEK	80,000,000	06/18/2027	Quarterly	—	7,793	7,793
3 Month SEK STIBOR	2.23%	SEK	190,000,000	06/18/2027	Quarterly	(41,216)	56,425	97,641
3 Month SEK STIBOR	2.52%	SEK	115,000,000	06/18/2027	Quarterly	—	103,582	103,582
2.18%	3 Month SEK STIBOR	SEK	240,000,000	06/18/2027	Quarterly	—	(48,420)	(48,420)
2.11%	3 Month SEK STIBOR	SEK	125,000,000	06/18/2027	Quarterly	—	(7,238)	(7,238)
2.10%	3 Month SEK STIBOR	SEK	135,000,000	06/18/2027	Quarterly	(1,679)	(5,902)	(4,223)
3.51%	USD-SOFR-OIS-COMPOUND	USD	12,500,000	06/18/2027	Annually	—	36,626	36,626
BRL-CDI	14.0%	BRL	30,240,212	01/02/2029	At Maturity	(76,389)	113,259	189,648
MXN-TIIE ON-OIS COMPOUND	7.74%	MXN	34,100,000	06/12/2030	Monthly	—	1,412	1,412
MXN-TIIE ON-OIS COMPOUND	7.87%	MXN	29,300,000	06/12/2030	Monthly	—	9,186	9,186
MXN-TIIE ON-OIS COMPOUND	8.22%	MXN	41,000,000	06/12/2030	Monthly	6,120	43,204	37,084
5.09%	CL-CLICP-Bloomberg	CLP	1,010,000,000	06/18/2030	Semi-Annually	—	(20,634)	(20,634)
CNY-CNREPOFIX=CFXS-Reuters	1.44%	CNY	6,400,000	06/18/2030	Quarterly	—	(1,857)	(1,857)
1.57%	CNY-CNREPOFIX=CFXS-Reuters	CNY	64,500,000	06/18/2030	Quarterly	6,490	(39,068)	(45,558)
COP-IBR-OIS-COMPOUND	8.25%	COP	25,200,000,000	06/18/2030	Quarterly	16,731	(61,767)	(78,498)
COP-IBR-OIS-COMPOUND	8.70%	COP	6,640,000,000	06/18/2030	Quarterly	—	12,588	12,588
CZK-PRIBOR-PRBO	3.44%	CZK	28,900,000	06/18/2030	Semi-Annually	—	9,078	9,078
CZK-PRIBOR-PRBO	3.50%	CZK	68,000,000	06/18/2030	Semi-Annually	(3,923)	28,737	32,660
CZK-PRIBOR-PRBO	3.56%	CZK	123,500,000	06/18/2030	Semi-Annually	29,792	67,954	38,162
3.21%	CZK-PRIBOR-PRBO	CZK	21,900,000	06/18/2030	Semi-Annually	—	3,836	3,836
HKD-HIBOR-HKAB	2.96%	HKD	8,300,000	06/18/2030	Quarterly	—	9,315	9,315
HKD-HIBOR-HKAB	3.37%	HKD	36,000,000	06/18/2030	Quarterly	(16,144)	128,542	144,686
3.48%	HKD-HIBOR-HKAB	HKD	10,400,000	06/18/2030	Quarterly	—	(43,570)	(43,570)
ILS-SHIR-OIS COMPOUND	4.19%	ILS	9,700,000	06/18/2030	Annually	22,804	10,170	(12,634)
5.97%	INR-FBIL-MIBOR-OIS-COMPOUND	INR	900,000,000	06/18/2030	Semi-Annually	(26,950)	(128,506)	(101,556)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2025 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
KRW-CD-KSDA-Bloomberg	2.33%	KRW	3,380,000,000	06/18/2030	Quarterly	—	(8,347)	(8,347)
KRW-CD-KSDA-Bloomberg	2.41%	KRW	1,290,000,000	06/18/2030	Quarterly	—	244	244
KRW-CD-KSDA-Bloomberg	2.62%	KRW	2,440,000,000	06/18/2030	Quarterly	—	18,407	18,407
2.52%	KRW-CD-KSDA-Bloomberg	KRW	11,500,000,000	06/18/2030	Quarterly	42,297	(46,847)	(89,144)
4.78%	PLN-WIBOR-WIBO	PLN	27,200,000	06/18/2030	Semi-Annually	29,910	(230,853)	(260,763)
3.81%	PLN-WIBOR-WIBO	PLN	4,200,000	06/18/2030	Semi-Annually	—	12,458	12,458
SGD-SORA-COMPOUND	1.96%	SGD	1,820,000	06/18/2030	Semi-Annually	—	2,176	2,176
SGD-SORA-COMPOUND	2.26%	SGD	1,750,000	06/18/2030	Semi-Annually	—	22,106	22,106
2.31%	SGD-SORA-COMPOUND	SGD	10,000,000	06/18/2030	Semi-Annually	17,706	(143,903)	(161,609)
2.30%	SGD-SORA-COMPOUND	SGD	1,900,000	06/18/2030	Semi-Annually	—	(26,392)	(26,392)
2.01%	SGD-SORA-COMPOUND	SGD	1,460,000	06/18/2030	Semi-Annually	—	(4,826)	(4,826)
1.75%	THB-THOR	THB	199,400,000	06/18/2030	Quarterly	10,361	(102,375)	(112,736)
1.68%	THB-THOR	THB	33,000,000	06/18/2030	Quarterly	—	(13,803)	(13,803)
1.54%	THB-THOR	THB	29,000,000	06/18/2030	Quarterly	—	(5,842)	(5,842)
1.40%	THB-THOR	THB	33,400,000	06/18/2030	Quarterly	—	(152)	(152)
ZAR-JIBAR-SAFEX	7.79%	ZAR	204,000,000	06/18/2030	Quarterly	6,667	172,040	165,373
6 Month AUD BBSW	4.13%	AUD	4,900,000	06/18/2035	Semi-Annually	—	(1,767)	(1,767)
6 Month AUD BBSW	4.23%	AUD	24,700,000	06/18/2035	Semi-Annually	10,618	119,807	109,189
6 Month AUD BBSW	4.32%	AUD	5,500,000	06/18/2035	Semi-Annually	—	52,999	52,999
4.14%	6 Month AUD BBSW	AUD	4,300,000	06/18/2035	Semi-Annually	—	408	408
4.15%	6 Month AUD BBSW	AUD	5,200,000	06/18/2035	Semi-Annually	—	(2,410)	(2,410)
4.18%	6 Month AUD BBSW	AUD	3,300,000	06/18/2035	Semi-Annually	—	(7,057)	(7,057)
CAD-CORRA-OIS-COMPOUND	2.89%	CAD	3,900,000	06/18/2035	Annually	—	(11,347)	(11,347)
CAD-CORRA-OIS-COMPOUND	2.91%	CAD	4,400,000	06/18/2035	Annually	—	(8,761)	(8,761)
CAD-CORRA-OIS-COMPOUND	2.96%	CAD	3,400,000	06/18/2035	Annually	—	4,645	4,645
CAD-CORRA-OIS-COMPOUND	2.98%	CAD	2,400,000	06/18/2035	Annually	—	6,091	6,091
CAD-CORRA-OIS-COMPOUND	3.03%	CAD	3,200,000	06/18/2035	Annually	—	18,256	18,256
2.62%	CAD-CORRA-OIS-COMPOUND	CAD	18,100,000	06/18/2035	Annually	(48,846)	362,794	411,640
2.84%	CAD-CORRA-OIS-COMPOUND	CAD	3,300,000	06/18/2035	Annually	—	20,576	20,576
2.77%	CAD-CORRA-OIS-COMPOUND	CAD	2,100,000	06/18/2035	Annually	—	23,070	23,070
2.93%	CAD-CORRA-OIS-COMPOUND	CAD	4,400,000	06/18/2035	Annually	—	3,465	3,465
CHF-SARON-OIS-COMPOUND	0.37%	CHF	2,100,000	06/18/2035	Annually	—	(405)	(405)
CHF-SARON-OIS-COMPOUND	0.50%	CHF	4,200,000	06/18/2035	Annually	—	65,434	65,434
CHF-SARON-OIS-COMPOUND	0.51%	CHF	1,200,000	06/18/2035	Annually	—	20,403	20,403
CHF-SARON-OIS-COMPOUND	0.53%	CHF	2,500,000	06/18/2035	Annually	—	49,155	49,155
CHF-SARON-OIS-COMPOUND	0.59%	CHF	2,100,000	06/18/2035	Annually	—	57,397	57,397
0.57%	CHF-SARON-OIS-COMPOUND	CHF	25,800,000	06/18/2035	Annually	198,181	(631,750)	(829,931)
0.56%	CHF-SARON-OIS-COMPOUND	CHF	12,440,000	06/18/2035	Annually	(18,040)	(293,839)	(275,799)
0.89%	CHF-SARON-OIS-COMPOUND	CHF	4,100,000	06/18/2035	Annually	—	(263,458)	(263,458)
0.80%	CHF-SARON-OIS-COMPOUND	CHF	1,200,000	06/18/2035	Annually	—	(64,195)	(64,195)
EUR-EuroSTR-COMPOUND	2.44%	EUR	6,400,000	06/18/2035	Annually	—	63,738	63,738
EUR-EuroSTR-COMPOUND	2.47%	EUR	1,400,000	06/18/2035	Annually	—	17,959	17,959
EUR-EuroSTR-COMPOUND	2.56%	EUR	3,000,000	06/18/2035	Annually	—	66,764	66,764
EUR-EuroSTR-COMPOUND	2.65%	EUR	4,700,000	06/18/2035	Annually	—	146,735	146,735
2.27%	EUR-EuroSTR-COMPOUND	EUR	14,040,000	06/18/2035	Annually	9,869	114,085	104,216
2.50%	EUR-EuroSTR-COMPOUND	EUR	2,100,000	06/18/2035	Annually	—	(32,533)	(32,533)
2.31%	EUR-EuroSTR-COMPOUND	EUR	2,400,000	06/18/2035	Annually	—	8,313	8,313
2.44%	EUR-EuroSTR-COMPOUND	EUR	1,700,000	06/18/2035	Annually	—	(16,843)	(16,843)
2.38%	EUR-EuroSTR-COMPOUND	EUR	2,400,000	06/18/2035	Annually	—	(7,180)	(7,180)
GBP-SONIA-COMPOUND	3.87%	GBP	3,000,000	06/18/2035	Annually	—	(88,571)	(88,571)
GBP-SONIA-COMPOUND	3.98%	GBP	10,070,000	06/18/2035	Annually	13,777	(176,944)	(190,721)
GBP-SONIA-COMPOUND	3.99%	GBP	11,000,000	06/18/2035	Annually	676	(184,881)	(185,557)
GBP-SONIA-COMPOUND	4.10%	GBP	4,600,000	06/18/2035	Annually	—	(20,576)	(20,576)
GBP-SONIA-COMPOUND	4.13%	GBP	1,900,000	06/18/2035	Annually	—	(1,655)	(1,655)
GBP-SONIA-COMPOUND	4.17%	GBP	2,100,000	06/18/2035	Annually	—	5,964	5,964
GBP-SONIA-COMPOUND	4.25%	GBP	1,900,000	06/18/2035	Annually	—	22,091	22,091
4.00%	GBP-SONIA-COMPOUND	GBP	1,900,000	06/18/2035	Annually	—	28,305	28,305
3.99%	GBP-SONIA-COMPOUND	GBP	3,000,000	06/18/2035	Annually	—	50,258	50,258
4.18%	GBP-SONIA-COMPOUND	GBP	2,300,000	06/18/2035	Annually	—	(9,043)	(9,043)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2025 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month NZD Bank Bill Rate	4.05%	NZD	29,450,000	06/18/2035	Quarterly	(147,960)	(135,021)	12,939
3 Month SEK STIBOR	2.65%	SEK	30,000,000	06/18/2035	Quarterly	2,575	5,240	2,665
3 Month SEK STIBOR	2.66%	SEK	27,000,000	06/18/2035	Quarterly	—	7,448	7,448
3 Month SEK STIBOR	2.73%	SEK	53,000,000	06/18/2035	Quarterly	—	50,934	50,934
3 Month SEK STIBOR	2.97%	SEK	25,000,000	06/18/2035	Quarterly	—	78,633	78,633
2.64%	3 Month SEK STIBOR	SEK	42,000,000	06/18/2035	Quarterly	51,853	(3,087)	(54,940)
2.63%	3 Month SEK STIBOR	SEK	10,000,000	06/18/2035	Quarterly	190	(91)	(281)
2.96%	3 Month SEK STIBOR	SEK	25,000,000	06/18/2035	Quarterly	—	(76,679)	(76,679)
2.67%	3 Month SEK STIBOR	SEK	62,000,000	06/18/2035	Quarterly	—	(25,941)	(25,941)
2.66%	3 Month SEK STIBOR	SEK	17,000,000	06/18/2035	Quarterly	—	(5,315)	(5,315)
USD-SOFR-OIS-COMPOUND	3.76%	USD	3,000,000	06/18/2035	Annually	—	(22,801)	(22,801)
USD-SOFR-OIS-COMPOUND	3.82%	USD	3,100,000	06/18/2035	Annually	—	(9,026)	(9,026)
3.73%	USD-SOFR-COMPOUND	USD	5,260,000	06/18/2035	Annually	(16,054)	55,043	71,097
3.77%	USD-SOFR-COMPOUND	USD	2,100,000	06/18/2035	Annually	—	15,091	15,091
3.94%	USD-SOFR-OIS-COMPOUND	USD	2,300,000	06/18/2035	Annually	—	(17,163)	(17,163)
3.89%	USD-SOFR-OIS-COMPOUND	USD	3,500,000	06/18/2035	Annually	—	(11,885)	(11,885)
3.92%	USD-SOFR-OIS-COMPOUND	USD	3,400,000	06/18/2035	Annually	—	(18,881)	(18,881)

						$(28,284)	$293,668	$321,952

OTC Interest Rate Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
MYR-KLIBOR-BNM	3.52%	BOA	MYR	26,700,000	06/18/2030	Quarterly	$5,653	$90,545	$84,892

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
MSCI Daily Trust Net Growth EAFE Index	USD-SOFR-COMPOUND	JPM	USD	1,860,138	12/16/2025	Monthly	—	(38,150)	(38,150)
USD-SOFR-COMPOUND	MSCI Daily Total Return Net Value EAFE Index	JPM	USD	1,786,785	12/16/2025	Monthly	—	41,991	41,991
1 Day Overnight Federal Funds Effective Rate plus 0.36%	MSCI Daily Total Return Net Value EAFE Index	UBSA	USD	20,872,752	02/02/2026	Monthly	—	674,368	674,368
MSCI Daily Trust Net Growth EAFE Index	1 Day Overnight Federal Funds Effective Rate plus 0.41%	UBSA	USD	20,002,016	02/02/2026	Monthly	—	(587,116)	(587,116)
0.20% (i)	Total Return on Sprott Gold Miners ETF	SOCG	USD	17,586,937	04/02/2026	Quarterly	—	249,162	249,162
0.20% (i)	Total Return on BNP Paribas Cross Asset Trend Index	BNP	USD	16,574,710	04/02/2026	Quarterly	92	(580,821)	(580,913)
1 Day Overnight Federal Funds Effective Rate plus 0.13%	MSCI Daily Total Return Net Value EAFE Index	GS	USD	1,843,525	04/30/2026	Monthly	—	—	—
MSCI Daily Trust Net Growth EAFE Index	1 Day Overnight Federal Funds Effective Rate plus 0.23%	GS	USD	3,693,821	04/30/2026	Monthly	—	—	—
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	5,527,844	06/29/2026	Monthly	—	19,016	19,016
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	GS	USD	4,452,584	06/29/2026	Monthly	—	(7,858)	(7,858)
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	233,092	06/29/2026	Monthly	—	582	582
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.40%	GS	USD	10,321,383	06/24/2026	Monthly	—	79,735	79,735
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	10,447,781	06/28/2026	Monthly	—	(625,311)	(625,311)

							$92	$(774,402)	$(774,494)

As of May 31, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2025 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	Securities are traded on separate exchanges for the same entity.

(c)	All or a portion of this security is out on loan.

(d)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

(e)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(f)	Investment valued using significant unobservable inputs.

(g)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(h)	Affiliated company.

(i)	All or a portion of this security or derivative is owned by GMO Alternative Allocation SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Allocation Fund.

(j)	The rate disclosed is the 7 day net yield as of May 31, 2025.

(k)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

(l)	The following table represents the individual long and/or short positions with in the custom equity basket swap as of May 31, 2025.

Shares	Description	% of Equity Basket	Value ($)

	Custom equity basket swap with GS as the counterparty:

(584,700)	Airports Of Thailand PC NVDR	5.8%	(591,162)

(138,998)	Allefro.eu.SA	12.5%	(1,278,799)

(1,375)	Budimex SA	2.2%	(229,372)

(11,846)	Capitec Bank Holdings Ltd.	22.2%	(2,269,962)

(41,935)	Clicks Group Ltd.	8.9%	(906,051)

(7,914)	Doosan Enerbility Co., Ltd.	2.3%	(231,010)

(9,700)	Equatorial Energia SA	0.6%	(62,157)

(147)	Hanmi Pharm Co. Ltd.	0.3%	(33,152)

(169)	HD Hyundai Electric Co., Ltd.	0.4%	(46,272)

(1,160)	HD Hyundai Heavy Industries Co., Ltd.	3.3%	(339,660)

(1,490)	HLB, Inc.	0.6%	(58,734)

(652)	HYBE Co. Ltd.	1.2%	(125,747)

(4,667)	Kakao Corp.	1.4%	(144,199)

(14,000)	Kingdee International Software Group Co. Ltd.	0.2%	(21,789)

(888)	Korea Aerospace Industries Ltd.	0.5%	(53,797)

(175,300)	Localiza Rent A Car ADR	12.9%	(1,316,704)

(132)	LPP SA	5.0%	(508,785)

(1,729)	Samsung Biologics Co. Ltd.	12.6%	(1,292,388)

51,523	Turk Hava Yollari AO	(3.5%)	359,386

(44,300)	WEG SA	3.2%	(328,019)

(10,006)	Yuhan Corp.	7.4%	(756,360)

	TOTAL COMMON STOCKS		$(10,234,733)

Shares	Description	% of Equity Basket	Value ($)

	Custom equity basket swap with MORD as the counterparty:

(235,300)	Airports Of Thailand PC NVDR	2.1%	(237,900)

(2,107)	Celltrion, Inc.	2.2%	(245,595)

(17,830)	Doosan Enerbility Co., Ltd.	4.7%	(520,459)

(1)	Hanmi Pharm Co. Ltd.	0.0%	(226)

(3,758)	HYBE Co. Ltd.	6.5%	(724,780)

(295)	Hyundai Rotem Co.	0.3%	(31,225)

(257,000)	Innovent Biologics, Inc.	18.3%	(2,027,889)

(2,341)	Kakao Corp.	0.7%	(72,331)

(897,000)	Kingdee International Software Group Co. Ltd.	12.5%	(1,396,032)

(24,284)	Korea Aerospace Industries Ltd.	13.3%	(1,471,170)

(571)	Samsung Biologics Co. Ltd.	3.9%	(426,809)

(201,407)	Samsung Heavy Industries Co. Ltd.	22.2%	(2,459,824)

(292,250)	Shandong Gold Mining Co. Ltd.—Class H	8.3%	(914,710)

59,038	Turk Hava Yollari AO	(3.7%)	411,805

(91,500)	Xpeng, Inc., Class A	8.0%	(886,431)

(11,300)	Zhejiang Leapmotor Technology Co., Ltd.	0.7%	(79,303)

	TOTAL COMMON STOCKS		$(11,082,879)

The rates shown on variable rate notes are the current interest rates at May 31, 2025, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

BNM - Bank Negara Malaysia

BRL CDI - Brazilian Interbank Offered Rate dominated in Brazilian Real.

CDI - Certificado de Deposito Interbancario

CLICP - Chilean Interbank Rate denominated in Chilean Peso.

CNY-CNREPOFIX=CFXS - China 7 Day Interbank Repo Trading Rate denominated in Chinese Reminibi.

CORRA - Canadian Overnight Repo Rate Average

ETF - Exchange-Traded Fund

EuroSTR - Euro Short-Term Rate

FBIL - Financial Benchmarks India PVT. LTD.

HIBOR - Hong Kong Interbank Offered Rate

HKAB - Hong Kong Association of Banks

IBR - Indicador Bancario de Referencia

KLIBOR - Kuala Lumpur Interbank Offered Rate

KSDA - Korean Securities Dealers Association

MIBOR - Mumbai Interbank Offer Rate

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

OMO - Open Market Operations

PRIBOR - Prague Interbank Offered Rate

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2025 (Unaudited)

RBOB - Reformulated Blendstock for Oxygenate Blending

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust

SAFEX - South African Futures Exchange

SARON - Swiss Average Rate Overnight

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SHIR - Shekel overnight interest rate

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

SORA - Singapore Overnight Rate Average

TBA - To Be Announced - Delayed Delivery Security

THOR - Thai Overnight Repurchase Rate

TIIE - The Interbank Equilibrium Interest Rate denominated in Mexican Peso

WIBOR - Warsaw Interbank Offered Rate

ZAR JIBAR - Johannesburg Interbank Average Rate denominated in South African Rand.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCLY - Barclays Bank PLC

BNP - BNP Paribas

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital

Services LLC

MSCI - Morgan Stanley & Co. International

PLC

SOCG - Société Générale

SSB - State Street Bank and Trust Company

UBSA - UBS AG

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNY - China Yuan Renminbi

COP - Colombian Peso

CZK - Czech Republic Koruna

DOP - Dominican Republic Peso

EGP - Egyptian Pound

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NGN - Nigeria Naira

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippines Peso

PLN - Polish Zloty

RON - Romanian New Leu

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan New Dollar

USD - United States Dollar

UYU - Uruguay Peso

ZAR - South African Rand

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT FUNDS — 99.9%

	United States — 99.9%

16,477,274	GMO Alternative Allocation Fund, Class VI (a)	291,812,522

1,112,297	GMO Climate Change Fund, Class III (a)	19,676,537

2,197,176	GMO Emerging Country Debt Fund, Class VI (a)	44,954,216

1,385,305	GMO High Yield Fund, Class VI (a)	23,896,521

132,784,625	GMO Implementation Fund (a)	1,821,805,062

1,859,321	GMO Opportunistic Income Fund, Class VI (a)	45,237,269

	TOTAL INVESTMENT FUNDS (COST $2,196,649,101)	2,247,382,127

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

1,775,451	State Street Institutional Treasury Money Market Fund – Premier Class, 4.22% (b)	1,775,451

	TOTAL SHORT-TERM INVESTMENTS (COST $1,775,451)	1,775,451

	TOTAL INVESTMENTS — 100.0% (Cost $2,198,424,552)	2,249,157,578

	Other Assets and Liabilities (net) — (0.0%)	(907,987)

	TOTAL NET ASSETS — 100.0%	$2,248,249,591

Notes to Schedule of Investments:

(a)	Affiliated company.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2025.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 59.6%

	Australia — 1.1%

60,270	Accent Group Ltd.	73,795

147,663	AMP Ltd.	118,929

8,369	Ansell Ltd.	170,193

7,330	Aristocrat Leisure Ltd. (a)	294,538

59,000	Aurizon Holdings Ltd.	112,198

188,803	BHP Group Ltd. (a)	4,637,944

131,146	BlueScope Steel Ltd.	1,925,081

93,570	Brambles Ltd. (a)	1,399,644

159,664	Fortescue Ltd. (a)	1,588,464

7,466	GrainCorp Ltd. – Class A	36,955

95,164	Grange Resources Ltd.	11,665

57,239	Harvey Norman Holdings Ltd.	193,289

78,161	Helia Group Ltd.	262,069

40,119	HomeCo Daily Needs – (REIT)	32,979

16,547	JB Hi-Fi Ltd.	1,149,546

2,927	NRW Holdings Ltd.	5,283

59,370	Perenti Ltd.	60,306

34,516	Ramelius Resources Ltd.	64,518

4,933	Rio Tinto Ltd. (a)	358,733

16,858	Southern Cross Media Group Ltd. *	7,324

18,735	Super Retail Group Ltd.	172,886

	Total Australia	12,676,339

	Austria — 0.4%

27,341	Erste Group Bank AG	2,201,757

13,972	OMV AG (b)	747,343

26,954	Raiffeisen Bank International AG (b)	824,118

737	Strabag SE	64,900

3,247	UNIQA Insurance Group AG	45,049

852	Vienna Insurance Group AG Wiener Versicherung Gruppe	41,787

	Total Austria	3,924,954

	Belgium — 0.5%

56,563	Ageas SA	3,693,492

1,665	Bekaert SA	67,638

8,441	KBC Group NV	834,504

422	Melexis NV	28,370

80,732	Proximus SADP	704,327

7,368	Syensqo SA (b)	565,499

	Total Belgium	5,893,830

	Brazil — 0.5%

271,100	Ambev SA ADR	661,484

4,400	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR (a)	90,376

159,800	Cia de Saneamento de Minas Gerais Copasa MG	667,195

35,500	Cia De Sanena Do Parana	203,398

102,800	Cyrela Brazil Realty SA Empreendimentos e Participacoes	448,801

Shares	Description	Value ($)

	Brazil — continued

2,700	Embraer SA	30,916

1,100	Embraer SA Sponsored ADR	50,589

275,400	JBS SA	1,931,821

1,800	Neoenergia SA	7,884

305,000	Vibra Energia SA	1,076,125

	Total Brazil	5,168,589

	Canada — 3.0%

5,500	Bank of Montreal (a)	590,618

36,600	Bank of Nova Scotia (c)	1,958,347

18,550	Bank of Nova Scotia (c)	992,796

3,900	Canadian Imperial Bank of Commerce	265,513

23,065	Canadian Tire Corp. Ltd. – Class A	2,930,962

6,250	Canfor Corp. *	59,205

11,914	Centerra Gold, Inc.	84,947

1,026	CGI, Inc. (a) (c)	110,297

606	CGI, Inc. (a) (c)	65,181

2,400	Cogeco Communications, Inc.	120,844

2,456	Cogeco, Inc.	117,382

2,900	DREAM Unlimited Corp. – Class A	39,072

24,600	Dundee Precious Metals, Inc.	379,123

14,100	Empire Co. Ltd. – Class A	544,232

87	Fairfax Financial Holdings Ltd. (a)	148,032

500	George Weston Ltd. (a)	100,667

4,378	Gildan Activewear, Inc. (c)	204,015

653	Gildan Activewear, Inc. (c)	30,405

16,000	iA Financial Corp., Inc.	1,628,972

23,731	IGM Financial, Inc.	757,573

2,300	Imperial Oil Ltd. (a)	164,210

5,783	Interfor Corp. *	52,843

6,143	International Petroleum Corp. * (b)	86,439

44,223	Magna International, Inc. (b) (c)	1,604,411

12,300	Magna International, Inc. (c)	446,523

77,120	Manulife Financial Corp. (a) (c)	2,455,501

70,844	Manulife Financial Corp. (a) (c)	2,255,899

1,400	Metro, Inc.	109,197

1,700	National Bank of Canada	167,318

21,946	Nutrien Ltd. (a) (c)	1,295,472

1,900	Nutrien Ltd. (a) (c)	112,254

6,100	Onex Corp.	452,805

72,384	Open Text Corp. (a) (c)	2,049,191

12,800	Open Text Corp. (a) (c)	362,450

16,300	Parex Resources, Inc.	161,177

97,324	Power Corp. of Canada	3,766,443

35,000	Quebecor, Inc. – Class B	984,698

9,900	Russel Metals, Inc. (b)	296,275

4,845	Spin Master Corp.	84,731

27,300	Sun Life Financial, Inc. (a) (c)	1,758,531

4,900	Sun Life Financial, Inc. (a) (c)	316,785

44,800	Toronto-Dominion Bank (c)	3,093,741

5,044	Toronto-Dominion Bank (b) (c)	348,288

8,200	Transcontinental, Inc. – Class A	127,749

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

1,119	Wajax Corp.	18,338

9,100	West Fraser Timber Co. Ltd. (c)	670,390

5,299	West Fraser Timber Co. Ltd. (c)	389,901

	Total Canada	34,759,743

	China — 1.8%

3,000	361 Degrees International Ltd.	1,644

113,000	3SBio, Inc.	271,563

40,300	Alibaba Group Holding Ltd.	573,784

23,048	Alibaba Group Holding Ltd. Sponsored ADR (a)	2,623,784

361,000	AviChina Industry & Technology Co. Ltd. – Class H	181,605

444,500	BAIC Motor Corp. Ltd. – Class H	111,983

301,091	Bank of Communications Co. Ltd. – Class H	262,820

85,000	Beijing Enterprises Holdings Ltd.	356,147

1,264,000	China Communications Services Corp. Ltd. – Class H	726,054

1,802,000	China Construction Bank Corp. – Class H	1,611,126

868,000	China Feihe Ltd.	670,826

1,058,000	China Greenfresh Group Co. Ltd. * (d)	—

462,500	China Hongqiao Group Ltd. (b)	821,847

54,000	China Lesso Group Holdings Ltd.	26,948

166,000	China National Building Material Co. Ltd. – Class H	73,848

750,000	China Railway Group Ltd. – Class H	337,295

2,624,000	China Reinsurance Group Corp. – Class H	336,543

88,500	China Resources Pharmaceutical Group Ltd.	58,041

142,000	China State Construction International Holdings Ltd.	199,741

1,776,400	China Zhongwang Holdings Ltd. * (d)	—

580,000	CITIC Ltd.	729,447

399,000	Consun Pharmaceutical Group Ltd.	538,892

808,000	CSPC Pharmaceutical Group Ltd.	831,926

12,400	ENN Energy Holdings Ltd.	98,319

112,000	Fufeng Group Ltd.	97,339

322,000	Geely Automobile Holdings Ltd.	717,679

30,530	JD.com, Inc. ADR (a)	989,477

22,000	Kunlun Energy Co. Ltd.	21,977

44,500	Legend Holdings Corp. – Class H *	44,575

100,000	Lonking Holdings Ltd.	23,908

72,400	Midea Real Estate Holding Ltd. * (b)	34,958

1,100	NetEase, Inc.	26,596

36,000	Orient Overseas International Ltd.	618,857

232,000	PICC Property & Casualty Co. Ltd. – Class H	440,826

110,000	Sino Biopharmaceutical Ltd.	62,047

398,500	Sinopec Engineering Group Co. Ltd. – Class H	282,394

92,800	Sinopharm Group Co. Ltd. – Class H	223,711

407,000	TCL Electronics Holdings Ltd.	527,452

Shares	Description	Value ($)

	China — continued

78,400	Tencent Holdings Ltd.	4,942,542

172,000	Tianneng Power International Ltd. (b)	133,916

3,000	Vipshop Holdings Ltd. ADR	41,370

10,100	Weibo Corp. Sponsored ADR (a)	91,405

16,400	Xiaomi Corp. – Class B *	105,567

51,500	Zhongsheng Group Holdings Ltd.	77,268

	Total China	20,948,047

	Colombia — 0.0%

3,121	Corp. Financiera Colombiana SA *	13,896

	Czech Republic — 0.0%

137	Philip Morris CR AS *	115,341

	Denmark — 0.5%

416	AP Moller – Maersk AS – Class A (a)	743,014

930	AP Moller – Maersk AS – Class B (a)	1,684,830

26,858	Danske Bank AS	1,029,190

6,262	Genmab AS *	1,321,029

8,541	H Lundbeck AS	47,400

799	Matas AS	16,456

22,020	Rockwool AS – B Shares	1,044,899

4,988	Scandinavian Tobacco Group AS	64,618

	Total Denmark	5,951,436

	Egypt — 0.0%

99,262	Eastern Co. SAE	66,527

23,452	ElSewedy Electric Co.	38,529

	Total Egypt	105,056

	Finland — 0.3%

447,319	Nokia OYJ	2,327,982

45,823	Outokumpu OYJ	177,481

15,414	TietoEVRY OYJ (a)	281,236

19,437	Valmet OYJ	635,093

	Total Finland	3,421,792

	France — 2.3%

1,658	Amundi SA	135,364

12,450	Aperam SA	378,374

46,184	ArcelorMittal SA	1,400,196

1,270	Arkema SA	90,749

6,433	AXA SA (a)	303,223

27,230	BNP Paribas SA	2,384,652

24,118	Carrefour SA	360,669

19,414	Cie de Saint-Gobain SA (a)	2,185,703

1,776	Cie Generale des Etablissements Michelin SCA (a)	67,948

26,561	Coface SA	496,856

14,955	Credit Agricole SA	273,814

8,028	Derichebourg SA (a)	54,926

139	Fnac Darty SA	4,796

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	France — continued

5,298	Ipsen SA *	623,786

3,159	IPSOS SA (a)	161,161

7,536	Metropole Television SA (a)	106,146

106,787	Orange SA (a)	1,593,840

385	Publicis Groupe SA (a)	41,968

6,239	Quadient SA	116,612

24,251	Renault SA	1,246,856

21,568	Rexel SA	605,815

12,061	Rubis SCA (a)	392,688

31,617	Sanofi SA	3,131,376

114	Schneider Electric SE (a)	28,764

3,242	Societe BIC SA	200,266

38,412	Societe Generale SA	2,085,682

2,720	STMicroelectronics NV (b)	68,381

71,621	STMicroelectronics NV – NY Shares	1,791,241

6,370	Teleperformance SE (a)	643,829

25,176	Television Francaise 1 SA (a)	243,451

65,905	TotalEnergies SE (a)	3,879,707

34,977	Valeo SE	368,382

66,990	Vivendi SE * (a)	226,061

	Total France	25,693,282

	Germany — 1.7%

4,034	1&1 AG	83,615

714	Allianz SE (Registered) (a)	283,182

102	Amadeus Fire AG	8,654

33,711	Bayer AG (Registered)	949,083

13,718	Bayerische Motoren Werke AG	1,217,075

18,996	Continental AG	1,665,976

29,469	Daimler Truck Holding AG (a)	1,279,939

105,907	Deutsche Bank AG (Registered) (a)	2,933,106

24,292	Deutsche Post AG (a)	1,090,051

141	Draegerwerk AG & Co. KGaA	8,840

85,350	E.ON SE (a)	1,495,852

5,557	Freenet AG	183,555

11,693	Fresenius Medical Care AG	664,216

7,090	Fresenius SE & Co. KGaA (a)	347,474

7,557	Heidelberg Materials AG (a)	1,481,257

2,496	Henkel AG & Co. KGaA	183,269

340	Hornbach Holding AG & Co. KGaA	34,320

13,421	Kloeckner & Co. SE	95,793

256	Krones AG	40,323

40,377	Mercedes-Benz Group AG (a)	2,414,451

21,287	ProSiebenSat.1 Media SE (a)	171,092

904	RTL Group SA	34,664

2,328	Salzgitter AG	55,550

2,852	SAP SE (a)	862,787

6,698	Siemens AG (Registered) (a)	1,611,024

	Total Germany	19,195,148

Shares	Description	Value ($)

	Greece — 0.0%

15,269	Eurobank Ergasias Services & Holdings SA	47,030

12,055	FF Group * (d)	—

19,128	National Bank of Greece SA	227,768

15,062	Piraeus Financial Holdings SA	100,341

776	Sarantis SA	11,816

	Total Greece	386,955

	Hong Kong — 0.7%

26,600	Bank of East Asia Ltd.	37,421

73,500	BOC Hong Kong Holdings Ltd.	309,105

29,000	Chow Sang Sang Holdings International Ltd.	29,521

234,000	CITIC Telecom International Holdings Ltd.	67,681

236,500	CK Asset Holdings Ltd.	976,921

290,000	CK Hutchison Holdings Ltd.	1,621,597

18,800	Dah Sing Financial Holdings Ltd.	70,261

108,000	E-Commodities Holdings Ltd.	10,311

102,000	First Pacific Co. Ltd.	70,026

104,000	Giordano International Ltd.	19,227

34,500	Health & Happiness H&H International Holdings Ltd.	56,635

191,000	HKT Trust & HKT Ltd. – Class SS	275,095

200,000	IGG, Inc.	89,959

87,500	Johnson Electric Holdings Ltd.	233,356

52,598	K Wah International Holdings Ltd.	12,112

17,500	Kerry Properties Ltd.	41,956

9,000	KLN Logistics Group Ltd.	8,996

28,800	Luk Fook Holdings International Ltd.	66,566

58,000	Shun Tak Holdings Ltd. *	4,358

16,000	SITC International Holdings Co. Ltd.	51,056

32,500	SmarTone Telecommunications Holdings Ltd.	18,148

34,000	Stella International Holdings Ltd.	60,654

63,500	Sun Hung Kai Properties Ltd. (a)	682,096

36,500	Swire Pacific Ltd. – Class A	310,923

3,500	Techtronic Industries Co. Ltd.	38,984

39,000	Texhong International Group Ltd.	16,900

46,000	Texwinca Holdings Ltd.	3,749

188,000	VSTECS Holdings Ltd. (b)	149,395

28,600	VTech Holdings Ltd.	190,082

2,064,000	WH Group Ltd.	1,898,379

98,000	Yue Yuen Industrial Holdings Ltd.	147,240

	Total Hong Kong	7,568,710

	Hungary — 0.4%

57,417	Magyar Telekom Telecommunications PLC	285,396

50,733	MOL Hungarian Oil & Gas PLC *	438,694

45,215	OTP Bank Nyrt	3,429,843

22,476	Richter Gedeon Nyrt	653,987

	Total Hungary	4,807,920

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	India — 1.1%

8,594	Ashapura Minechem Ltd. *	42,502

51,335	Aurobindo Pharma Ltd. *	690,666

6,109	Bajaj Finance Ltd.	653,581

39,901	Bharat Petroleum Corp. Ltd.	148,306

20,608	Chambal Fertilisers & Chemicals Ltd.	132,397

56,256	Cipla Ltd.	963,729

5,692	Dhampur Bio Organics Ltd.	5,064

1,479	Divi’s Laboratories Ltd.	114,410

39,560	Dr. Reddy’s Laboratories Ltd. ADR (b)	582,323

25,965	Dr. Reddy’s Laboratories Ltd.	380,238

56,997	Federal Bank Ltd.	134,877

228,336	GAIL India Ltd.	507,465

2,545	GHCL Ltd.	18,295

30,361	Glenmark Pharmaceuticals Ltd.	518,660

2,209	Goldiam International Ltd.	9,774

40,698	HDFC Bank Ltd. *	927,107

5,300	HDFC Bank Ltd. ADR (a)	399,567

2,434	Hero MotoCorp Ltd.	122,668

56,205	Hindalco Industries Ltd.	417,134

22,214	ICICI Bank Ltd.	376,861

5,538	Indus Towers Ltd. *	24,764

15,939	ITC Ltd.	78,113

4,252	LIC Housing Finance Ltd.	29,659

15,206	Lupin Ltd.	348,205

2,638	Mahindra & Mahindra Ltd.	91,699

372,685	Manappuram Finance Ltd.	1,036,006

12,017	Muthoot Finance Ltd.	310,189

6,592	Natco Pharma Ltd.	68,008

88,998	NMDC Ltd.	74,160

438,287	Oil & Natural Gas Corp. Ltd.	1,226,777

4,488	Oil India Ltd.	22,425

109,605	Petronet LNG Ltd.	394,297

420	Pokarna Ltd.	5,260

31,270	Power Finance Corp. Ltd.	148,936

48,885	Power Grid Corp. of India Ltd.	165,744

2,837	Sammaan Capital Ltd.	4,110

77,405	Shriram Finance Ltd.	579,239

18,897	Siyaram Silk Mills Ltd.	159,186

15,101	Sun Pharmaceutical Industries Ltd.	295,984

1,109	Vadilal Industries Ltd.	69,646

88,468	Wipro Ltd.	258,402

42,212	Zydus Lifesciences Ltd.	457,746

	Total India	12,994,179

	Indonesia — 0.7%

5,079,700	Aneka Tambang Tbk. PT *	968,819

7,175,600	Astra International Tbk. PT	2,133,711

279,300	Astra Otoparts Tbk. PT	36,091

1,252,400	Bank Negara Indonesia Persero Tbk. PT	345,416

1,665,900	Bank Pembangunan Daerah Jawa Timur Tbk. PT *	57,771

4,511,800	Dharma Satya Nusantara Tbk. PT	217,530

2,642,800	Erajaya Swasembada Tbk. PT	90,067

Shares	Description	Value ($)

	Indonesia — continued

14,200	Gudang Garam Tbk. PT *	8,714

123,500	Indofood CBP Sukses Makmur Tbk. PT	82,530

3,013,600	Indofood Sukses Makmur Tbk. PT	1,454,699

633,200	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	20,012

2,572,100	Japfa Comfeed Indonesia Tbk. PT	253,463

894,500	Kalbe Farma Tbk. PT *	83,094

6,119,300	Lippo Karawaci Tbk. PT *	32,659

15,969,100	Panin Financial Tbk. PT *	288,081

4,783,800	Perusahaan Gas Negara Tbk. PT	533,241

4,315,300	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	322,646

2,148,700	Saratoga Investama Sedaya Tbk. PT *	230,801

5,175,300	Surya Citra Media Tbk. PT	51,342

3,261,800	Telkom Indonesia Persero Tbk. PT *	563,873

518,600	Tempo Scan Pacific Tbk. PT	82,763

5,210,500	Triputra Agro Persada PT	289,546

	Total Indonesia	8,146,869

	Ireland — 0.0%

14,284	AIB Group PLC	112,697

15,644	Origin Enterprises PLC	62,712

9,611	Permanent TSB Group Holdings PLC *	19,314

	Total Ireland	194,723

	Israel — 0.4%

57,249	Bank Hapoalim BM	960,430

101,073	Bank Leumi Le-Israel BM	1,631,146

1,890	Check Point Software Technologies Ltd. *	432,583

23,393	ICL Group Ltd.	154,413

12,147	Israel Discount Bank Ltd. – Class A	103,448

5,686	Nice Ltd. Sponsored ADR* (a)	943,478

252	Nice Ltd. *	42,681

81,196	Oil Refineries Ltd.	20,913

	Total Israel	4,289,092

	Italy — 1.2%

49,335	A2A SpA (a)	128,098

15,170	Banca IFIS SpA (b)	399,248

19,321	Banco BPM SpA	222,091

57,057	BPER Banca SpA (b)	506,819

17,700	Credito Emiliano SpA	243,238

4,144	Esprinet SpA (b)	18,633

22,403	Generali (a)	815,475

23,095	Hera SpA (a)	114,777

259,153	Intesa Sanpaolo SpA	1,446,780

16,609	Iren SpA (a)	51,714

71,267	Italgas SpA (a)	586,316

6,408	Iveco Group NV (b)	127,602

30,789	Leonardo SpA (a)	1,904,599

54,627	MFE-MediaForEurope NV – Class A (a)	200,879

7,028	MFE-MediaForEurope NV – Class B (a)	33,826

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Italy — continued

8,535	Poste Italiane SpA (a)	185,313

203,456	Stellantis NV (a)	2,073,923

2,354,851	Telecom Italia SpA * (b)	1,007,390

10,555	Tenaris SA ADR	353,065

4,102	Tenaris SA	68,698

157	UniCredit SpA (a)	10,096

156,858	Unipol Assicurazioni SpA	3,069,982

	Total Italy	13,568,562

	Japan — 15.5%

1,600	ADEKA Corp.	29,508

5,100	Aichi Corp. (b)	48,623

28,200	Air Water, Inc.	393,546

36,200	Amano Corp.	1,067,153

2,600	AOKI Holdings, Inc.	27,108

3,000	Arata Corp.	63,012

35,700	Asahi Group Holdings Ltd.	470,527

11,100	Asahi Kasei Corp.	77,999

6,500	Asahi Yukizai Corp.	175,753

8,800	Axial Retailing, Inc.	69,722

43,000	Bandai Namco Holdings, Inc.	1,366,175

3,600	Bando Chemical Industries Ltd.	40,472

27,400	Bridgestone Corp. (a)	1,176,420

100,000	Brother Industries Ltd.	1,706,626

900	Buffalo, Inc.	15,036

5,000	Bunka Shutter Co. Ltd.	74,261

24,100	Canon Marketing Japan, Inc.	894,269

25,900	Canon, Inc. (b)	791,219

1,800	Central Glass Co. Ltd. (b)	36,294

1,300	Chiyoda Integre Co. Ltd.	24,555

129,000	Credit Saison Co. Ltd.	3,510,164

69,200	Dai Nippon Printing Co. Ltd. (a)	1,020,475

1,100	Dai Nippon Toryo Co. Ltd.	8,973

94,900	Daicel Corp.	809,209

3,000	Dai-Dan Co. Ltd.	86,656

2,300	Daido Steel Co. Ltd.	15,541

2,400	Daiichi Jitsugyo Co. Ltd.	37,048

2,100	Daito Trust Construction Co. Ltd.	236,552

27,900	Daiwa House Industry Co. Ltd.	940,675

135,410	Daiwabo Holdings Co. Ltd.	2,281,208

97,200	Denka Co. Ltd.	1,383,616

400	Dowa Holdings Co. Ltd.	12,651

1,500	DTS Corp. (a)	51,440

700	Elecom Co. Ltd.	8,286

18,000	en Japan, Inc.	214,571

20,900	ENEOS Holdings, Inc.	99,026

76,200	EXEO Group, Inc.	971,177

3,200	FCC Co. Ltd.	62,460

43,100	Ferrotec Holdings Corp.	789,232

105,500	Fuji Corp.	1,688,761

9,500	Fuji Electric Co. Ltd.	419,633

400	Fuji Media Holdings, Inc. (a)	7,945

Shares	Description	Value ($)

	Japan — continued

66,000	FUJIFILM Holdings Corp.	1,489,798

27,900	Fujitsu Ltd. (a)	638,976

100	Fukuda Denshi Co. Ltd.	4,575

23,800	Glory Ltd.	508,234

17,200	GS Yuasa Corp.	313,362

188,600	H.U. Group Holdings, Inc.	4,049,224

15,000	Haseko Corp.	218,466

21,500	Hitachi Construction Machinery Co. Ltd.	653,428

30,200	Hitachi Ltd. (a)	841,381

65,000	Hogy Medical Co. Ltd.	1,730,477

184,300	Honda Motor Co. Ltd.	1,872,192

48,136	Honda Motor Co. Ltd. Sponsored ADR	1,469,111

12,600	Horiba Ltd.	896,524

9,800	Hosiden Corp.	147,583

68,000	Idemitsu Kosan Co. Ltd.	414,191

10,800	IDOM, Inc.	76,558

300	Inaba Denki Sangyo Co. Ltd.	8,059

41,200	Inabata & Co. Ltd.	905,097

239,800	Inpex Corp.	3,206,549

226,700	Isuzu Motors Ltd.	3,064,271

27,500	ITOCHU Corp. (a)	1,459,595

15,300	Itochu Enex Co. Ltd.	178,919

500	Itochu-Shokuhin Co. Ltd.	34,677

3,200	Itoham Yonekyu Holdings, Inc.	111,367

9,500	Iwatani Corp.	97,916

1,000	Japan Lifeline Co. Ltd.	10,055

21,200	Japan Petroleum Exploration Co. Ltd.	146,860

40,600	Japan Post Insurance Co. Ltd.	893,047

24,800	Japan Tobacco, Inc.	760,731

1,400	Jeol Ltd.	38,905

300	Justsystems Corp. (a)	7,153

54,200	Kaga Electronics Co. Ltd.	997,971

2,700	Kamei Corp.	44,083

11,600	Kandenko Co. Ltd.	238,788

11,800	Kaneka Corp.	320,519

189,900	Kanematsu Corp.	3,590,273

149,300	Kawasaki Kisen Kaisha Ltd.	2,245,252

52,400	KDDI Corp. (a)	907,071

218,900	Kirin Holdings Co. Ltd.	3,140,398

13,100	Kitz Corp.	105,549

10,900	Kohnan Shoji Co. Ltd.	280,834

800	Kokuyo Co. Ltd. (a)	16,922

39,300	Komatsu Ltd. (a)	1,194,374

7,400	Komeri Co. Ltd.	147,829

4,400	Konami Group Corp. (a)	597,266

125,000	Kubota Corp.	1,433,973

101,300	Kumiai Chemical Industry Co. Ltd.	567,906

25,900	Kyudenko Corp.	951,692

73,400	LY Corp. (a)	264,672

58,200	Macnica Holdings, Inc.	769,303

11,700	Marubeni Corp. (a)	237,151

33,200	Maruha Nichiro Corp.	717,250

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

51,600	Maruichi Steel Tube Ltd.	1,239,556

1,000	Maruzen Showa Unyu Co. Ltd.	43,966

7,100	Matsuda Sangyo Co. Ltd.	163,278

2,900	MatsukiyoCocokara & Co.	58,487

196,700	Maxell Ltd.	2,452,585

42,100	Mazda Motor Corp.	264,082

23,900	MCJ Co. Ltd.	218,455

1,000	Medipal Holdings Corp.	15,639

13,800	Mitsubishi Corp. (a)	279,152

155,500	Mitsubishi Electric Corp. (a)	3,103,311

2,200	Mitsubishi Research Institute, Inc. (a)	70,575

300	Mitsubishi Shokuhin Co. Ltd.	13,146

76,700	Mitsui & Co. Ltd. (a)	1,601,584

2,400	Mitsui DM Sugar Co. Ltd.	52,071

36,700	Mitsui Mining & Smelting Co. Ltd.	1,251,710

103,700	Mitsui OSK Lines Ltd.	3,676,364

8,000	MIXI, Inc. (a)	185,024

113,100	Mizuno Corp.	2,155,742

69,400	Morinaga & Co. Ltd.	1,148,798

3,400	Nagase & Co. Ltd.	64,567

109,700	NEC Corp. (a)	2,863,536

62,800	NGK Insulators Ltd.	781,313

65,200	NH Foods Ltd.	2,292,511

10,000	Nichias Corp.	345,449

2,200	Nichiha Corp.	46,678

2,400	Nichireki Group Co. Ltd.	41,811

2,000	Nippn Corp.	30,266

2,000	Nippon Densetsu Kogyo Co. Ltd.	33,302

2,500	Nippon Kayaku Co. Ltd.	22,593

28,300	Nippon Shinyaku Co. Ltd.	698,611

3,400	Nippon Soda Co. Ltd.	69,747

1,650,900	Nippon Telegraph & Telephone Corp. (a)	1,838,101

23,600	Nippon Television Holdings, Inc. (a)	534,075

83,600	Nippon Yusen KK	3,048,285

455,400	Nissan Motor Co. Ltd. * (b)	1,155,255

1,500	Nissin Corp.	84,334

9,500	Niterra Co. Ltd.	305,255

1,300	Nittetsu Mining Co. Ltd.	62,933

22,500	Nitto Denko Corp.	409,281

51,200	Nojima Corp.	976,788

3,700	Nomura Holdings, Inc.	22,610

67,100	Nomura Real Estate Holdings, Inc.	392,912

3,200	Noritake Co. Ltd.	82,546

1,700	NS United Kaiun Kaisha Ltd. (b)	44,948

1,100	Obara Group, Inc.	26,740

25,200	Oji Holdings Corp.	119,542

50,600	Okamura Corp.	771,411

147,400	Ono Pharmaceutical Co. Ltd.	1,604,931

2,400	Open House Group Co. Ltd.	103,698

31,400	ORIX Corp.	665,424

138,400	Pacific Industrial Co. Ltd. (b)	1,256,325

900	PALTAC Corp.	26,080

Shares	Description	Value ($)

	Japan — continued

320,200	Panasonic Holdings Corp.	3,669,959

244,600	Penta-Ocean Construction Co. Ltd.	1,480,355

6,100	Pilot Corp. (a) (b)	168,899

1,800	Prima Meat Packers Ltd.	28,381

26,200	Recruit Holdings Co. Ltd. (a)	1,560,477

9,500	Renesas Electronics Corp.	115,381

34,000	Rengo Co. Ltd.	175,283

500	Restar Corp.	8,581

3,200	Rohto Pharmaceutical Co. Ltd.	45,095

4,700	S Foods, Inc.	85,030

5,700	Sakai Moving Service Co. Ltd.	99,536

18,900	Sakata INX Corp.	251,495

35,800	San-Ai Obbli Co. Ltd.	431,153

8,800	Sanki Engineering Co. Ltd.	231,382

9,200	Sankyo Co. Ltd.	160,458

48,100	Sankyu, Inc.	2,313,571

20,800	Sanwa Holdings Corp.	716,087

9,300	SCSK Corp. (a)	282,277

126,000	Sega Sammy Holdings, Inc.	2,376,592

8,400	Seiko Epson Corp.	108,684

132,300	Sekisui Chemical Co. Ltd.	2,298,295

89,500	Sekisui House Ltd.	2,029,603

2,900	Sekisui Jushi Corp.	38,660

900	Shimamura Co. Ltd.	62,368

4,200	Shinagawa Refractories Co. Ltd.	48,916

2,000	Shinnihon Corp.	22,511

171,900	Shionogi & Co. Ltd.	2,870,305

122,600	Ship Healthcare Holdings, Inc.	1,583,961

700	Sinanen Holdings Co. Ltd.	30,662

5,000	Sinko Industries Ltd.	42,014

67,700	Socionext, Inc.	993,575

21,600	Sohgo Security Services Co. Ltd. (a)	150,335

10,400	Sojitz Corp.	256,505

34,500	Sony Group Corp. (a)	923,425

104,700	Stanley Electric Co. Ltd.	2,013,982

24,900	Starts Corp., Inc.	730,956

72,300	Subaru Corp.	1,327,215

132,200	SUMCO Corp.	893,583

44,300	Sumitomo Corp. (a)	1,128,168

73,200	Sumitomo Electric Industries Ltd.	1,535,424

81,900	Sumitomo Forestry Co. Ltd. (b)	2,377,524

18,500	Sumitomo Heavy Industries Ltd.	386,874

116,000	Sumitomo Mitsui Financial Group, Inc.	2,980,147

89,200	Sumitomo Mitsui Trust Group, Inc.	2,413,724

5,400	Sun Frontier Fudousan Co. Ltd.	77,360

20,700	Suntory Beverage & Food Ltd.	672,150

5,500	Suzuken Co. Ltd.	202,628

83,900	T&D Holdings, Inc.	1,919,432

1,100	Takeuchi Manufacturing Co. Ltd.	35,448

5,400	Tamron Co. Ltd.	129,153

58,800	THK Co. Ltd.	1,603,247

15,000	TIS, Inc. (a)	491,953

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

253,500	Tokai Carbon Co. Ltd. (b)	1,816,162

23,000	Tokyo Gas Co. Ltd. (a)	771,250

32,200	Tokyo Steel Manufacturing Co. Ltd.	343,517

8,400	Tokyo Tatemono Co. Ltd.	148,778

19,600	Toray Industries, Inc.	135,216

102,400	Tosei Corp.	1,794,287

59,900	Tosoh Corp.	886,492

89,400	TOTO Ltd.	2,286,573

111,800	Towa Corp.	1,185,457

9,700	Toyo Tire Corp.	201,319

19,400	Toyoda Gosei Co. Ltd.	375,737

1,900	Toyota Boshoku Corp.	27,086

15,200	Toyota Industries Corp. (a)	1,900,403

108,600	Toyota Tsusho Corp.	2,295,083

600	Tsubakimoto Chain Co.	7,565

3,800	Tsugami Corp.	49,036

5,100	TV Asahi Holdings Corp. (a)	92,182

3,400	Wacoal Holdings Corp.	116,457

19,500	YAMABIKO Corp.	284,753

171,900	Yamaha Corp.	1,199,776

476,100	Yamaha Motor Co. Ltd. (b)	3,653,320

5,300	Yamazen Corp.	48,220

20,700	Yellow Hat Ltd.	217,497

68,800	Yokogawa Bridge Holdings Corp.	1,216,208

35,800	Yokohama Rubber Co. Ltd.	899,961

6,200	Yuasa Trading Co. Ltd.	194,039

57,300	Zenkoku Hosho Co. Ltd.	1,268,698

	Total Japan	177,029,168

	Kuwait — 0.0%

48,006	National Bank of Kuwait SAKP	149,497

76,335	Noor Financial Investment Co. KSC	81,243

	Total Kuwait	230,740

	Mexico — 0.4%

57,086	Arca Continental SAB de CV	628,370

98,398	Cemex SAB de CV Sponsored ADR	674,026

8,470	Coca-Cola Femsa SAB de CV Sponsored ADR (b)	804,650

495,200	Credito Real SAB de CV SOFOM ER * (d)	—

53,629	El Puerto de Liverpool SAB de CV – Class C1	260,458

254,200	Genomma Lab Internacional SAB de CV – Class B	293,832

349,800	Gentera SAB de CV	686,399

165,022	Grupo Financiero Banorte SAB de CV – Class O	1,463,554

815	Unifin Financiera SAB de CV * (d)	—

	Total Mexico	4,811,289

	Netherlands — 1.6%

4,840	Aalberts NV	168,892

41,032	ABN AMRO Bank NV	1,060,654

Shares	Description	Value ($)

	Netherlands — continued

1,642	Akzo Nobel NV	112,059

27,555	EXOR NV	2,652,956

350	ForFarmers NV	1,675

128,358	ING Groep NV	2,726,600

37,818	JDE Peet’s NV	1,040,725

70,099	Koninklijke Ahold Delhaize NV (a)	2,958,458

28,461	Koninklijke BAM Groep NV	237,968

94,445	Koninklijke KPN NV	444,030

59,209	NN Group NV	3,725,526

38,254	Prosus NV	1,965,038

8,974	Randstad NV (a)	376,186

42,486	Signify NV	1,038,299

988	Wolters Kluwer NV (a)	175,202

	Total Netherlands	18,684,268

	New Zealand — 0.0%

42,555	Meridian Energy Ltd. (a)	139,329

	Norway — 0.6%

35,540	Aker Solutions ASA	116,016

17,685	BW LPG Ltd.	180,932

39,484	Elkem ASA	76,108

154,529	Equinor ASA (a)	3,617,649

27,357	Europris ASA	213,027

38,535	Hoegh Autoliners ASA	320,740

1,322	Odfjell Drilling Ltd.	8,232

115,968	Orkla ASA	1,314,960

1,648	Selvaag Bolig ASA	5,597

4,613	Stolt-Nielsen Ltd.	115,509

37,409	Storebrand ASA	490,104

25,593	Wallenius Wilhelmsen ASA	199,811

	Total Norway	6,658,685

	Peru — 0.0%

1,900	Credicorp Ltd.	402,439

	Philippines — 0.0%

44,480	China Banking Corp.	60,315

244,100	LT Group, Inc.	53,834

1,530	Manila Electric Co.	15,075

114,800	Manila Water Co., Inc.	68,550

1,006,080	Megaworld Corp.	32,254

164,500	Synergy Grid & Development Phils, Inc. *	33,744

	Total Philippines	263,772

	Poland — 0.2%

75,692	ORLEN SA	1,487,319

93,044	PGE Polska Grupa Energetyczna SA *	232,216

270	Powszechna Kasa Oszczednosci Bank Polski SA	5,432

25,976	Powszechny Zaklad Ubezpieczen SA	424,376

	Total Poland	2,149,343

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

Portugal — 0.1%

668,522	Banco Comercial Portugues SA – Class R	521,482

66,581	Navigator Co. SA	260,730

18,732	NOS SGPS SA	82,066

18,782	REN – Redes Energeticas Nacionais SGPS SA	62,761

183,628	Sonae SGPS SA	254,526

	Total Portugal	1,181,565

Qatar — 0.1%

19,671	Ooredoo QPSC	66,835

140,687	Qatar National Bank QPSC	654,321

	Total Qatar	721,156

Russia — 0.0%

3,038,020	Alrosa PJSC (d) (e)	—

160,792,062	Federal Grid Co-Rosseti PJSC * (d) (e)	—

180,610	Gazprom Neft PJSC (d) (e)	—

2,050,858	Gazprom PJSC (d) (e)	—

455,400	GMK Norilskiy Nickel PAO * (d) (e)	—

6,310,100	Inter RAO UES PJSC (d) (e)	—

19,776	LSR Group PJSC * (d) (e)	—

1	LSR Group PJSC GDR * (d) (e)	—

74,944	LUKOIL PJSC * (d) (e)	—

1,863,335	Magnitogorsk Iron & Steel Works PJSC (d) (e)	—

25,400	Mechel PJSC * (d) (e)	—

361,420	Moscow Exchange MICEX-RTS PJSC (d) (e)	—

3,294,000	Mosenergo PJSC (d) (e)	—

75,720	Novatek PJSC (d) (e)	—

1,212,010	Novolipetsk Steel PJSC * (d) (e)	—

3,466	PhosAgro PJSC (d) (e)	—

67	PhosAgro PJSC GDR * (d) (e)	—

102,150	Polyus PJSC * (d) (e)	—

1	Polyus PJSC GDR * (d) (e)	—

24,471,200	RusHydro PJSC * (d) (e)	—

3,677,652	Sberbank of Russia PJSC (d) (e)	—

425	Severstal PAO (d) (e)	—

91,185	Severstal PAO GDR (Registered) * (d) (e)	—

11,580	SFI PJSC (d) (e)	—

5,940,620	Surgutneftegas PAO (d) (e)	—

332,388	Tatneft PJSC (d) (e)	—

1,300,440	Unipro PJSC * (d) (e)	—

50,950	United Co. RUSAL International PJSC * (d) (e)	—

	Total Russia	—

Saudi Arabia — 0.2%

3,003	Al Rajhi Bank	72,841

30,653	Arab National Bank	176,821

16,923	Etihad Etisalat Co.	268,781

67,463	Riyad Bank	521,928

Shares	Description	Value ($)

	Saudi Arabia — continued

35,405	Saudi Awwal Bank	318,365

58,624	Saudi National Bank	541,755

61,709	Saudi Telecom Co.	688,566

	Total Saudi Arabia	2,589,057

	Singapore — 0.6%

29,900	Bumitama Agri Ltd.	16,791

262,600	ComfortDelGro Corp. Ltd.	288,921

18,108	DBS Group Holdings Ltd.	624,771

35,500	First Real Estate Investment Trust – (REIT) (b)	7,315

84,500	First Resources Ltd.	92,752

481,600	Golden Agri-Resources Ltd.	93,226

175,600	Oversea-Chinese Banking Corp. Ltd.	2,205,560

7,800	Sheng Siong Group Ltd.	10,948

74,700	StarHub Ltd.	66,008

41,900	United Overseas Bank Ltd.	1,150,982

11,800	Venture Corp. Ltd.	101,145

27,600	Wilmar International Ltd.	65,189

264,399	Yangzijiang Financial Holding Ltd.	148,559

1,148,899	Yangzijiang Shipbuilding Holdings Ltd.	1,882,254

161,100	Yanlord Land Group Ltd. * (b)	57,306

	Total Singapore	6,811,727

	South Africa — 0.2%

23,276	Absa Group Ltd.	224,485

4,078	JSE Ltd.	30,044

7,163	Motus Holdings Ltd.	35,738

965	Naspers Ltd. – N Shares	277,280

22,629	Nedbank Group Ltd.	321,481

623,786	Old Mutual Ltd.	404,871

16,324	Raubex Group Ltd.	37,095

74,763	Sanlam Ltd.	368,565

12,648	Tiger Brands Ltd.	243,133

	Total South Africa	1,942,692

	South Korea — 1.9%

7,680	Coway Co. Ltd.	493,863

20,592	Doosan Bobcat, Inc.	699,919

6,860	GS Holdings Corp.	216,128

17,765	Hana Financial Group, Inc.	934,332

13,227	Hankook Tire & Technology Co. Ltd.	368,890

25,725	HMM Co. Ltd.	396,814

15,780	Hyundai Glovis Co. Ltd.	1,294,941

501	Hyundai Home Shopping Network Corp.	19,814

20,552	Hyundai Mobis Co. Ltd.	3,767,514

5,763	Hyundai Motor Co.	772,447

5,198	KB Financial Group, Inc.	391,118

3,654	KB Financial Group, Inc. ADR	273,136

55,413	Kia Corp.	3,583,718

4,476	Korea Electric Power Corp.	97,891

23,661	KT&G Corp.	2,057,095

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

2,285	Kyung Dong Navien Co. Ltd.	124,376

6,639	LG Corp.	341,042

16,924	LG Electronics, Inc.	870,451

438	LG Innotek Co. Ltd.	45,902

3,552	POSCO Holdings, Inc. Sponsored ADR	162,326

9,194	Samsung E&A Co. Ltd.	144,667

51,086	Samsung Electronics Co. Ltd.	2,072,952

26	Samsung Electronics Co. Ltd. GDR (a)	26,184

16,801	Shinhan Financial Group Co. Ltd.	702,736

5,020	SK Square Co. Ltd. *	415,210

90,739	Woori Financial Group, Inc.	1,266,155

3,601	Youngone Corp.	158,218

	Total South Korea	21,697,839

	Spain — 1.6%

68,914	Acerinox SA	814,034

17,671	Atresmedia Corp. de Medios de Comunicacion SA (a)	119,355

382,296	Banco Bilbao Vizcaya Argentaria SA	5,739,010

1,159,140	Banco de Sabadell SA	3,690,097

675,291	Banco Santander SA	5,387,234

13,989	Iberdrola SA (a)	256,415

5,131	Indra Sistemas SA (a)	211,403

956	Industria de Diseno Textil SA (a)	51,792

178,668	Mapfre SA	675,820

29,927	Prosegur Cia de Seguridad SA	92,739

73,677	Repsol SA	992,646

94,125	Unicaja Banco SA	206,897

	Total Spain	18,237,442

	Sweden — 0.5%

4,317	Betsson AB – Class B (a)	83,547

4,637	Boliden AB *	144,968

67,217	Fastighets AB Balder – B Shares * (b)	471,291

52,048	Investor AB – B Shares (a)	1,532,704

1,508	Inwido AB	33,165

1,284	Loomis AB (a)	49,672

8,490	Skanska AB – B Shares	201,980

9,701	SKF AB – B Shares (b)	213,386

14,266	SSAB AB – B Shares (b)	84,743

29,569	Swedbank AB – A Shares	800,650

93,343	Telefonaktiebolaget LM Ericsson – B Shares	794,589

42,186	Volvo AB – B Shares (a)	1,168,916

	Total Sweden	5,579,611

	Switzerland — 1.3%

2,452	ABB Ltd. (Registered) (a)	138,900

64,370	Adecco Group AG (Registered) (a) (b)	1,797,911

393	Bobst Group SA (Registered)	29,606

1,039	Galenica AG	107,615

534	Implenia AG (Registered)	31,433

Shares	Description	Value ($)

	Switzerland — continued

4,069	Logitech International SA (Registered)	339,052

2,012	Mobilezone Holding AG (Registered)	28,558

6,244	Nestle SA (Registered) (a)	665,217

15,417	Novartis AG (Registered) (a)	1,779,570

14,254	Novartis AG Sponsored ADR (a)	1,650,043

21,853	Roche Holding AG (c)	7,079,216

901	Roche Holding AG (c)	307,867

6,200	Sandoz Group AG ADR	313,968

654	Swisscom AG (Registered) (a)	449,853

562	u-blox Holding AG *	62,747

	Total Switzerland	14,781,556

	Taiwan — 2.3%

88,000	Asustek Computer, Inc.	1,809,264

2,000	Bizlink Holding, Inc.	41,990

204,000	Cathay Financial Holding Co. Ltd.	403,552

39,000	Compal Electronics, Inc.	36,963

78,000	CTBC Financial Holding Co. Ltd.	105,294

2,000	Delta Electronics, Inc.	24,577

145,000	Eva Airways Corp.	195,900

452,200	Evergreen Marine Corp. Taiwan Ltd.	3,653,348

200,205	Fubon Financial Holding Co. Ltd.	527,757

7,080	Fusheng Precision Co. Ltd.	82,116

291,318	Hon Hai Precision Industry Co. Ltd.	1,483,577

10,000	Kung Long Batteries Industrial Co. Ltd.	47,894

45,000	MediaTek, Inc.	1,847,637

99,000	Mitac Holdings Corp. *	193,251

1,403,000	Pou Chen Corp.	1,447,401

169,472	Radiant Opto-Electronics Corp.	827,208

23,000	Realtek Semiconductor Corp.	410,121

25,000	Shinkong Insurance Co. Ltd.	87,116

18,900	Simplo Technology Co. Ltd.	234,644

298,000	Taiwan Semiconductor Manufacturing Co. Ltd.	9,504,415

800	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (a)	154,656

2,000	TTY Biopharm Co. Ltd.	5,004

12,000	United Integrated Services Co. Ltd.	220,402

104,000	Wan Hai Lines Ltd.	371,995

669,000	Yang Ming Marine Transport Corp.	1,760,028

117,000	Yuanta Financial Holding Co. Ltd.	121,253

64,000	YungShin Global Holding Corp.	130,645

6,000	Zhen Ding Technology Holding Ltd.	20,363

	Total Taiwan	25,748,371

	Thailand — 0.9%

164,400	3BB Internet Infrastructure Fund – Class F	30,022

5,200	Advanced Info Service PCL NVDR	45,229

21,600	AP Thailand PCL NVDR	4,470

304,700	Digital Telecommunications Infrastructure Fund – Class F	75,657

749,800	Kasikornbank PCL NVDR	3,516,855

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Thailand — continued

4,680,000	Krung Thai Bank PCL NVDR	3,160,818

374,900	PTT Exploration & Production PCL NVDR	1,117,103

810,000	PTT PCL NVDR	733,277

63,200	Regional Container Lines PCL NVDR	50,454

500,800	SCB X PCL NVDR	1,807,399

21,400	Somboon Advance Technology PCL NVDR	7,955

104,700	Sri Trang Gloves Thailand PCL NVDR	20,673

77,100	Thai Oil PCL NVDR	69,710

	Total Thailand	10,639,622

	Turkey — 0.0%

17,328	Dogus Otomotiv Servis ve Ticaret AS	76,664

40,872	Turk Hava Yollari AO *	285,092

	Total Turkey	361,756

	United Arab Emirates — 0.4%

88,804	Abu Dhabi Commercial Bank PJSC	291,897

10,244	Abu Dhabi Islamic Bank PJSC	53,475

107,031	Dubai Islamic Bank PJSC	240,370

89,209	Emaar Development PJSC	325,321

592,647	Emaar Properties PJSC	2,122,241

128,253	Emirates NBD Bank PJSC	781,897

72,686	First Abu Dhabi Bank PJSC	318,535

35,723	Orascom Construction PLC	185,026

	Total United Arab Emirates	4,318,762

	United Kingdom — 3.1%

91,914	3i Group PLC (a)	5,048,388

54,388	Aberdeen Group PLC	127,286

4,387	Associated British Foods PLC	123,328

1,797	Berkeley Group Holdings PLC	101,927

38,825	British American Tobacco PLC Sponsored ADR (a)	1,754,890

2,130,327	BT Group PLC	5,157,876

25,556	Coca-Cola HBC AG	1,331,788

5,230	DCC PLC	326,959

23,265	Evraz PLC * (d)	—

115,285	Ferrexpo PLC *	84,065

1,604	Galliford Try Holdings PLC	8,875

74,625	GSK PLC Sponsored ADR (a)	3,061,864

19,945	GSK PLC (a)	405,161

85,622	HSBC Holdings PLC	1,008,714

87,840	IG Group Holdings PLC	1,328,735

30,114	Imperial Brands PLC	1,142,063

17,373	International Personal Finance PLC	37,878

11,918	Investec PLC	85,105

644,780	ITV PLC (a)	679,266

75,004	J Sainsbury PLC	288,466

3,692	Johnson Matthey PLC	85,651

4,789	Keller Group PLC	99,112

665,282	Kingfisher PLC	2,490,423

Shares	Description	Value ($)

	United Kingdom — continued

4,859	Lion Finance Group PLC	437,408

36,307	MONY Group PLC (a)	102,142

6,754	Morgan Advanced Materials PLC	19,301

5,953	Morgan Sindall Group PLC	310,883

40,739	OSB Group PLC	268,771

20,286	Paragon Banking Group PLC	247,145

21,329	Pearson PLC Sponsored ADR (a)	340,197

20,638	Plus500 Ltd.	947,548

45,865	Rio Tinto PLC Sponsored ADR (b)	2,725,757

2,887	Rio Tinto PLC (a)	170,858

55,836	Schroders PLC	267,726

7,798	Shell PLC ADR (a)	516,384

14,146	Spirent Communications PLC *	35,923

1,518	TBC Bank Group PLC	91,428

58,628	TP ICAP Group PLC	207,223

5,379	Unilever PLC Sponsored ADR (a)	343,395

7,576	Vesuvius PLC	36,811

307,460	Vodafone Group PLC Sponsored ADR (a)	3,179,136

112,460	Vodafone Group PLC (a)	116,628

35,451	Zigup PLC	166,163

	Total United Kingdom	35,308,647

	United States — 11.5%

2,837	Academy Sports & Outdoors, Inc. (b)	116,062

1,139	Affiliated Managers Group, Inc.	200,464

3,542	Aflac, Inc. (a)	366,742

1,413	AGCO Corp.	138,446

6,273	Akamai Technologies, Inc. * (a)	476,309

1,094	Allstate Corp. (a)	229,598

35,052	Ally Financial, Inc.	1,226,820

3,426	Alphabet, Inc. – Class A (a)	588,381

2,819	Alphabet, Inc. – Class C (a)	487,264

1,979	American Express Co. (a)	581,925

2,179	Applied Materials, Inc. (a)	341,558

2,030	Aptiv PLC *	135,624

12,634	Arch Capital Group Ltd. (a)	1,200,735

6,835	Archer-Daniels-Midland Co.	329,925

2,391	Arrow Electronics, Inc. *	283,047

5,777	AT&T, Inc. (a)	160,602

391	Atkore, Inc.	25,454

635	Autoliv, Inc.	65,291

1,439	AutoNation, Inc. *	264,560

7,774	Avnet, Inc.	388,778

65,560	Bank of America Corp. (a)	2,893,163

5,050	Bank of New York Mellon Corp. (a)	447,481

2,449	Bath & Body Works, Inc.	68,866

2,866	Best Buy Co., Inc.	189,958

15,140	Block, Inc. * (a)	934,895

5,174	Blue Owl Capital Corp.	75,799

22,218	BorgWarner, Inc.	735,194

822	Bread Financial Holdings, Inc.	42,119

13,917	Bristol-Myers Squibb Co. (a)	671,913

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	United States — continued

10,035	Builders FirstSource, Inc. *	1,080,569

2,375	Bunge Global SA	185,606

13,674	Capital One Financial Corp. (a)	2,586,437

1,056	Carrier Global Corp. (a)	75,187

773	Caterpillar, Inc. (a)	269,027

10,683	CBRE Group, Inc. – Class A * (a)	1,335,589

30,523	Centene Corp. * (a)	1,722,718

964	CH Robinson Worldwide, Inc.	92,515

10,485	Chevron Corp. (a)	1,433,299

911	Chubb Ltd. (a)	270,749

3,615	Cigna Group (a)	1,144,654

18,549	Cisco Systems, Inc. (a)	1,169,329

33,879	Citigroup, Inc. (a)	2,551,766

73,564	CNH Industrial NV (b)	920,286

24,283	Cognizant Technology Solutions Corp. – Class A (a)	1,966,680

79,151	Comcast Corp. – Class A (a)	2,736,250

3,100	Commercial Metals Co.	144,429

2,345	Conagra Brands, Inc.	53,677

1,845	Concentrix Corp. (a) (b)	103,255

4,019	ConocoPhillips (a)	343,022

3,355	Crocs, Inc. *	342,210

5,372	Cummins, Inc. (a)	1,726,991

39,956	CVS Health Corp. (a)	2,558,782

26,041	Delta Air Lines, Inc. (a)	1,260,124

17,425	Devon Energy Corp.	527,281

8,140	Dollar General Corp.	791,615

11,910	DR Horton, Inc. (a)	1,406,095

28,493	eBay, Inc. (a)	2,084,833

1,876	Edgewell Personal Care Co.	51,815

176	Electronic Arts, Inc. (a)	25,305

2,059	Elevance Health, Inc. (a)	790,327

649	EnerSys	54,276

1,304	Enova International, Inc. *	120,842

6,821	EOG Resources, Inc. (a)	740,556

5,711	EPAM Systems, Inc. * (a)	996,512

2,214	Everest Group Ltd.	768,679

8,377	Expedia Group, Inc. (a)	1,396,865

18,749	Exxon Mobil Corp. (a)	1,918,023

2,182	Federated Hermes, Inc.	92,080

1,939	FedEx Corp. (a)	422,896

1,445	FMC Corp. (b)	58,609

168,023	Ford Motor Co. (a)	1,744,079

2,218	Fox Corp. – Class A (a)	121,857

23,642	Fox Corp. – Class B (a)	1,188,720

69,152	Franklin Resources, Inc. (b)	1,496,449

24,216	GE HealthCare Technologies, Inc. (a)	1,708,197

8,558	General Mills, Inc.	464,357

40,260	General Motors Co. (a)	1,997,299

1,319	Genpact Ltd. (a)	56,783

1,346	Goldman Sachs Group, Inc. (a)	808,206

512	Group 1 Automotive, Inc.	217,047

Shares	Description	Value ($)

	United States — continued

2,024	H&R Block, Inc. (a)	115,267

3,897	Hartford Insurance Group, Inc. (a)	505,986

100,430	Hewlett Packard Enterprise Co.	1,735,430

71,363	HP, Inc.	1,776,939

1,537	Humana, Inc. (a)	358,321

8,496	Huntington Bancshares, Inc.	132,792

18,781	Incyte Corp. *	1,221,892

65,419	Intel Corp. (a)	1,278,941

5,143	International Business Machines Corp. (a)	1,332,346

18,344	Invesco Ltd.	265,254

4,202	Janus Henderson Group PLC	152,659

12,436	Johnson & Johnson (a)	1,930,192

7,590	JPMorgan Chase & Co. (a)	2,003,760

4,284	KB Home	220,969

3,015	Keurig Dr. Pepper, Inc.	101,515

707	Kimberly-Clark Corp. (a)	101,638

1,631	Kinder Morgan, Inc. (a)	45,733

51,608	Kraft Heinz Co.	1,379,482

3,644	Kroger Co. (a)	248,630

2,279	Lam Research Corp. (a)	184,120

2,867	Lear Corp.	259,234

13,729	Lennar Corp. – Class A (a) (b)	1,456,372

1,965	Lincoln National Corp.	65,120

2,173	LKQ Corp.	87,941

20,611	LyondellBasell Industries NV – Class A	1,164,315

1,942	M&T Bank Corp.	354,687

346	M/I Homes, Inc. *	36,887

2,139	Macy’s, Inc.	25,433

568	ManpowerGroup, Inc.	23,828

34,169	Match Group, Inc. (a)	1,023,020

3,546	Medtronic PLC (a)	294,247

29,567	Merck & Co., Inc. (a)	2,271,928

1,950	Meritage Homes Corp.	124,040

2,114	Meta Platforms, Inc. – Class A (a)	1,368,794

900	MetLife, Inc. (a)	70,722

23,516	MGIC Investment Corp.	621,998

14,109	Micron Technology, Inc. (a)	1,332,736

44,289	Moderna, Inc. *	1,176,316

519	Mohawk Industries, Inc. *	52,217

1,537	Molson Coors Beverage Co. – Class B	82,368

2,187	Mondelez International, Inc. – Class A (a)	147,601

3,883	Morgan Stanley (a)	497,140

816	Mueller Industries, Inc.	63,542

509	Northrop Grumman Corp. (a)	246,748

13,414	Nucor Corp. (a)	1,466,955

1,721	Old Republic International Corp.	65,054

27,616	ON Semiconductor Corp. *	1,160,424

23,295	Organon & Co.	214,780

3,099	Oshkosh Corp.	307,390

18,327	Ovintiv, Inc.	656,473

1,349	Owens Corning	180,699

17,582	PACCAR, Inc. (a)	1,650,071

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	United States — continued

29,430	PayPal Holdings, Inc. * (a)	2,068,340

2,567	PepsiCo, Inc. (a)	337,432

2,808	Perdoceo Education Corp. (a)	95,584

111,552	Pfizer, Inc. (a)	2,620,356

4,250	PNC Financial Services Group, Inc.	738,692

1,931	Polaris, Inc.	75,734

1,571	PPG Industries, Inc. (a)	174,067

2,492	Premier, Inc. – Class A (b)	57,266

13,242	PulteGroup, Inc.	1,298,113

2,055	PVH Corp.	172,147

9,942	QUALCOMM, Inc. (a)	1,443,578

10,934	Radian Group, Inc.	373,396

2,930	Raymond James Financial, Inc. (a)	430,651

3,843	Regeneron Pharmaceuticals, Inc.	1,884,146

5,674	Regions Financial Corp.	121,651

4,907	Sealed Air Corp.	158,005

2,527	Signet Jewelers Ltd. (b)	168,222

2,970	Sixth Street Specialty Lending, Inc.	69,171

512	Skechers USA, Inc. – Class A *	31,764

17,086	Skyworks Solutions, Inc. (b)	1,179,447

6,991	SLM Corp.	226,299

173	Snap-on, Inc.	55,490

17,914	Solventum Corp. *	1,309,334

10,063	State Street Corp. (a)	968,866

8,960	Steel Dynamics, Inc.	1,102,707

2,083	Steven Madden Ltd.	51,346

30,960	Synchrony Financial	1,784,844

10,151	T. Rowe Price Group, Inc. (b)	950,032

11,801	Target Corp.	1,109,412

906	Taylor Morrison Home Corp. *	50,990

510	TE Connectivity PLC	81,636

807	Timken Co.	55,271

402	Toll Brothers, Inc.	41,909

2,663	Tri Pointe Homes, Inc. *	78,505

4,811	Truist Financial Corp.	190,035

3,041	Tyson Foods, Inc. – Class A	170,783

34,817	U.S. Bancorp	1,517,673

681	UFP Industries, Inc.	66,438

14,699	United Airlines Holdings, Inc. * (a)	1,167,762

19,196	United Parcel Service, Inc. – Class B (a)	1,872,378

1,518	United Therapeutics Corp. *	484,014

1,997	Universal Health Services, Inc. – Class B	380,129

1,792	Unum Group	146,424

67,313	Verizon Communications, Inc. (a)	2,959,079

146,082	Viatris, Inc.	1,284,061

33,190	VICI Properties, Inc. – (REIT) (b)	1,052,455

1,794	Vontier Corp.	64,136

121,815	Walgreens Boots Alliance, Inc.	1,370,419

3,082	Wells Fargo & Co. (a)	230,472

29,641	Western Union Co.	275,068

2,161	Whirlpool Corp. (b)	168,752

2,322	YETI Holdings, Inc. *	70,960

19,862	Zoom Communications, Inc. – Class A * (a)	1,613,787

	Total United States	131,879,901

Shares	Description	Value ($)

	Vietnam — 0.0%

8,900	Binh Minh Plastics JSC	46,749

6,529	Masan Consumer Corp.	31,962

114,400	Quang Ngai Sugar JSC	209,078

4,300	Vietnam Dairy Products JSC	9,066

84,300	Vietnam Engine & Agricultural Machinery Corp.	126,879

	Total Vietnam	423,734

	TOTAL COMMON STOCKS (COST $703,396,217)	682,416,934

	PREFERRED STOCKS (f) — 0.8%

	Brazil — 0.4%

45,200	Bradespar SA	123,284

1,264,603	Cia Energetica de Minas Gerais	2,396,765

48,160	Gerdau SA	128,410

222,775	Gerdau SA Sponsored ADR (b)	585,898

72,250	Itau Unibanco Holding SA	472,824

48,180	Itau Unibanco Holding SA Sponsored ADR	317,506

161,200	Itausa SA	312,000

46,811	Petroleo Brasileiro SA – Petrobras Sponsored ADR (a)	506,495

	Total Brazil	4,843,182

	Colombia — 0.0%

11,359	Grupo Cibest SA ADR	470,603

	Germany — 0.3%

8,211	Bayerische Motoren Werke AG	680,579

981	Draegerwerk AG & Co. KGaA	74,756

5,116	Henkel AG & Co. KGaA (a)	409,920

191	Villeroy & Boch AG	3,600

20,352	Volkswagen AG	2,203,606

	Total Germany	3,372,461

	Russia — 0.0%

12,924	Bashneft PJSC (d) (e)	—

56,000	Nizhnekamskneftekhim PJSC (d) (e)	—

20,810	Sberbank of Russia PJSC (d) (e)	—

9,254,300	Surgutneftegas PAO (d) (e)	—

16,100	Transneft PJSC (d) (e)	—

	Total Russia	—

	South Korea — 0.1%

1,194	LG Electronics, Inc.	31,514

18,916	Samsung Electronics Co. Ltd.	630,429

51	Samsung Electronics Co. Ltd. GDR	42,219

	Total South Korea	704,162

	TOTAL PREFERRED STOCKS (COST $15,840,853)	9,390,408

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares / Par Value†	Description	Value ($)

	RIGHTS/WARRANTS — 0.0%

	Canada — 0.0%

7,900	Resolute Forest Products, Inc. * (g)	11,850

	TOTAL RIGHTS/WARRANTS (COST $8,690)	11,850

	INVESTMENT FUNDS — 21.7%

	United States — 21.7%

8,357,349	GMO Alternative Allocation Fund, Class VI (h)	148,008,646

592,482	GMO Climate Change Fund, Class III (h)	10,481,012

1,152,748	GMO Emerging Country Debt Fund, Class VI (h)	23,585,218

675,432	GMO High Yield Fund, Class VI (h)	11,651,203

956,814	GMO Opportunistic Income Fund, Class VI (h)	23,279,275

1,711,707	GMO Resources Fund, Class VI (h)	28,756,685

579,128	GMO U.S. Treasury Fund, Class VI (h) (i)	2,901,430

	TOTAL INVESTMENT FUNDS (COST $270,068,553)	248,663,469

	DEBT OBLIGATIONS — 21.1%

	United States — 21.1%

	U.S. Government — 21.1%

84,610,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 4.45%, due 04/30/26 (a)	84,672,715

34,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.21%, 4.51%, due 10/31/26	34,050,088

1,135,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 4.40%, due 01/31/27	1,135,378

48,865,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 4.46%, due 04/30/27 (a)	48,893,089

11,248,740	U.S. Treasury Inflation-Indexed Bonds, 2.38%, due 02/15/55 (a)	10,692,575

32,203,560	U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34 (a)	31,949,126

30,195,446	U.S. Treasury Inflation-Indexed Notes, 2.13%, due 01/15/35 (a)	30,406,500

	Total U.S. Government	241,799,471

	Total United States	241,799,471

	TOTAL DEBT OBLIGATIONS (COST $241,238,115)	241,799,471

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 10.6%

	Money Market Funds — 0.5%

5,924,300	State Street Institutional Treasury Money Market Fund – Premier Class, 4.22% (j)	5,924,300

	Repurchase Agreements — 10.1%

115,999,446	Nomura Securities International, Inc. Repurchase Agreement, dated 05/30/2025, maturing on 06/02/25 with a maturity value of $116,041,303 and an effective yield of 4.33%, collateralized by a U.S. Treasury Note with maturity date 07/15/27 and a market value of $118,512,415.	115,999,446

	TOTAL SHORT-TERM INVESTMENTS (COST $121,923,746)	121,923,746

	TOTAL INVESTMENTS — 113.8% (Cost $1,352,476,174)	1,304,205,878

	SECURITIES SOLD SHORT — (14.1)%

	Common Stocks — (14.0)%

	Australia — (0.6)%

(7,333)	ASX Ltd.	(336,927)

(21,552)	CAR Group Ltd.	(493,912)

(1,800)	Cochlear Ltd.	(314,736)

(2,018)	Computershare Ltd.	(52,248)

(123,123)	Lottery Corp. Ltd.	(404,590)

(663)	Mineral Resources Ltd. *	(9,479)

(7,865)	Pro Medicus Ltd.	(1,425,908)

(3,885)	REA Group Ltd.	(600,098)

(22,647)	WiseTech Global Ltd.	(1,564,753)

(11,269)	Xero Ltd. *	(1,338,627)

	Total Australia	(6,541,278)

	Austria — (0.0)%

(601)	Verbund AG	(46,958)

	Belgium — (0.0)%

(168)	Argenx SE *	(96,394)

(35)	Lotus Bakeries NV	(362,440)

	Total Belgium	(458,834)

	Brazil — (0.1)%

(119,974)	NU Holdings Ltd. – Class A *	(1,440,888)

	Canada — (1.0)%

(1,542)	Agnico Eagle Mines Ltd.	(181,940)

(46,900)	AltaGas Ltd.	(1,310,268)

(9,321)	Brookfield Renewable Corp.	(273,944)

(24,496)	Cameco Corp.	(1,433,751)

(31,235)	Enbridge, Inc.	(1,451,803)

(8,714)	Franco-Nevada Corp.	(1,470,923)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

(27,746)	GFL Environmental, Inc.	(1,399,231)

(50,043)	Pan American Silver Corp.	(1,220,549)

(31,564)	Pembina Pipeline Corp.	(1,183,019)

(16,471)	Restaurant Brands International, Inc.	(1,176,194)

	Total Canada	(11,101,622)

	Denmark — (0.2)%

(11,444)	Coloplast AS – Class B	(1,112,592)

(34,822)	Tryg AS	(895,832)

	Total Denmark	(2,008,424)

	France — (0.3)%

(6,693)	Aeroports de Paris SA	(897,198)

(1,570)	Bureau Veritas SA	(53,651)

(152)	Dassault Aviation SA	(55,285)

(2,352)	Euronext NV	(383,327)

(56,183)	Getlink SE *	(1,074,656)

(516)	Hermes International SCA	(1,422,876)

	Total France	(3,886,993)

	Germany — (0.6)%

(933)	adidas AG	(232,703)

(3,441)	CTS Eventim AG & Co. KGaA	(417,381)

(29,333)	Delivery Hero SE *	(810,950)

(3,793)	MTU Aero Engines AG	(1,517,083)

(3,222)	Qiagen NV *	(145,438)

(375)	Rational AG	(308,337)

(548)	Rheinmetall AG	(1,174,510)

(14,850)	Siemens Energy AG *	(1,451,224)

(6,649)	Talanx AG	(862,579)

	Total Germany	(6,920,205)

	Israel — (0.4)%

(3,830)	CyberArk Software Ltd. *	(1,466,047)

(4,944)	Monday.com Ltd. *	(1,470,791)

(7,513)	Wix.com Ltd. *	(1,119,061)

	Total Israel	(4,055,899)

	Italy — (0.4)%

(23,126)	Amplifon SpA	(531,591)

(2,965)	Ferrari NV	(1,419,155)

(62,415)	FinecoBank Banca Fineco SpA	(1,349,784)

(94,272)	Infrastrutture Wireless Italiane SpA	(1,106,753)

	Total Italy	(4,407,283)

	Japan — (1.2)%

(48,900)	Aeon Co. Ltd.	(1,503,339)

(35,200)	ANA Holdings, Inc.	(696,997)

(40,100)	Asics Corp.	(966,454)

(7,400)	Dentsu Group, Inc.	(159,835)

(3,800)	Disco Corp.	(851,242)

Shares	Description	Value ($)

	Japan — continued

(3,800)	Fujikura Ltd.	(176,386)

(97,200)	Japan Exchange Group, Inc.	(1,064,672)

(27,900)	Kobe Bussan Co. Ltd.	(881,619)

(1,100)	McDonald’s Holdings Co. Japan Ltd.	(46,647)

(7,800)	Mitsubishi Heavy Industries Ltd.	(179,606)

(51,200)	MonotaRO Co. Ltd.	(1,056,188)

(61,100)	Oriental Land Co. Ltd.	(1,357,691)

(208,400)	Rakuten Group, Inc. *	(1,147,012)

(40,900)	Shiseido Co. Ltd.	(658,276)

(1,016,600)	SoftBank Corp.	(1,562,064)

(9,100)	Tokyu Corp.	(110,489)

(6,700)	West Japan Railway Co.	(144,387)

(13,000)	Zensho Holdings Co. Ltd.	(710,211)

(21,100)	ZOZO, Inc.	(228,623)

	Total Japan	(13,501,738)

	Netherlands — (0.4)%

(348)	Adyen NV *	(666,935)

(159)	ASM International NV	(86,535)

(8,289)	BE Semiconductor Industries NV	(1,001,685)

(23,220)	CVC Capital Partners PLC	(432,091)

(497)	Heineken Holding NV	(38,738)

(31,933)	InPost SA *	(524,841)

(47,949)	Universal Music Group NV	(1,534,246)

	Total Netherlands	(4,285,071)

	Norway — (0.1)%

(8,326)	Kongsberg Gruppen ASA *	(1,466,376)

	Peru — (0.1)%

(13,009)	Southern Copper Corp.	(1,182,648)

	Singapore — (0.2)%

(8,285)	CapitaLand Integrated Commercial Trust – (REIT)	(13,420)

(266,600)	CapitaLand Investment Ltd.	(519,875)

(283,530)	Grab Holdings Ltd. – Class A *	(1,380,791)

(62,700)	Keppel Ltd.	(329,234)

	Total Singapore	(2,243,320)

	Spain — (0.2)%

(36,934)	Cellnex Telecom SA *	(1,416,060)

(29,306)	Ferrovial SE	(1,492,987)

	Total Spain	(2,909,047)

	Sweden — (0.3)%

(2,062)	AddTech AB – B Shares	(70,864)

(32,889)	Beijer Ref AB	(485,000)

(40,486)	EQT AB	(1,186,302)

(2,395)	Spotify Technology SA *	(1,593,010)

	Total Sweden	(3,335,176)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Switzerland — (0.2)%

(17,063)	Avolta AG	(915,102)

(1,757)	Bachem Holding AG	(110,647)

(777)	Partners Group Holding AG	(1,043,021)

(22,805)	SIG Group AG	(466,297)

(205)	VAT Group AG	(78,210)

	Total Switzerland	(2,613,277)

	United Kingdom — (0.9)%

(10,402)	Antofagasta PLC	(248,327)

(7,072)	Auto Trader Group PLC	(75,738)

(12,362)	Entain PLC	(125,340)

(125,138)	Informa PLC	(1,326,850)

(12,014)	InterContinental Hotels Group PLC	(1,376,661)

(9,699)	London Stock Exchange Group PLC	(1,475,768)

(61,348)	M&G PLC	(195,998)

(128,643)	Melrose Industries PLC	(815,060)

(100,110)	Phoenix Group Holdings PLC	(856,639)

(148,154)	Rolls-Royce Holdings PLC	(1,724,064)

(30,642)	Severn Trent PLC	(1,119,060)

(6,398)	United Utilities Group PLC	(101,301)

(90,358)	Wise PLC – Class A *	(1,340,596)

	Total United Kingdom	(10,781,402)

	United States — (6.8)%

(6,974)	AbbVie, Inc.	(1,297,931)

(1,105)	AECOM	(121,384)

(5,089)	Alnylam Pharmaceuticals, Inc. *	(1,549,906)

(163)	Amgen, Inc.	(46,973)

(446)	Analog Devices, Inc.	(95,435)

(4,512)	Arthur J Gallagher & Co.	(1,567,649)

(1,926)	Axon Enterprise, Inc. *	(1,445,193)

(2,039)	Bentley Systems, Inc. – Class B	(97,322)

(7,685)	Boeing Co. *	(1,593,254)

(4,809)	Burlington Stores, Inc. *	(1,097,750)

(4,487)	Carvana Co. *	(1,467,967)

(266)	Cheniere Energy, Inc.	(63,039)

(13,176)	Chipotle Mexican Grill, Inc. *	(659,854)

(6,891)	Cintas Corp.	(1,560,812)

(9,097)	Cloudflare, Inc. – Class A *	(1,509,101)

(1,291)	CoStar Group, Inc. *	(94,966)

(84)	Costco Wholesale Corp.	(87,375)

(21,036)	Dayforce, Inc. *	(1,242,807)

(9,019)	Dexcom, Inc. *	(773,830)

(36,959)	DraftKings, Inc. – Class A *	(1,326,089)

(531)	Ecolab, Inc.	(141,044)

(2,506)	Entegris, Inc.	(172,262)

(26,321)	EQT Corp.	(1,451,077)

(18,550)	Equitable Holdings, Inc.	(980,739)

(3,058)	Erie Indemnity Co. – Class A	(1,096,324)

(26,467)	Exact Sciences Corp. *	(1,489,563)

(756)	Fair Isaac Corp. *	(1,305,068)

(32,360)	Fastenal Co.	(1,337,762)

Shares	Description	Value ($)

	United States — continued

(18,017)	Fidelity National Information Services, Inc.	(1,434,333)

(3,837)	Fiserv, Inc. *	(624,625)

(5,106)	Flutter Entertainment PLC * (c)	(1,292,648)

(1,153)	Flutter Entertainment PLC * (c)	(291,363)

(477)	HEICO Corp.	(142,928)

(2,321)	HubSpot, Inc. *	(1,369,158)

(9,946)	Hyatt Hotels Corp. – Class A	(1,313,170)

(4,682)	Insulet Corp. *	(1,521,790)

(1,568)	International Flavors & Fragrances, Inc.	(120,046)

(3,515)	Keurig Dr. Pepper, Inc.	(118,350)

(14,779)	Liberty Media Corp.-Liberty Formula One – Class C *	(1,426,617)

(3,133)	Linde PLC	(1,464,928)

(9,960)	Live Nation Entertainment, Inc. *	(1,366,412)

(5,179)	Manhattan Associates, Inc. *	(977,692)

(3,332)	Marvell Technology, Inc.	(200,553)

(796)	Mastercard, Inc. – Class A	(466,138)

(1,582)	McKesson Corp.	(1,138,265)

(7,472)	MongoDB, Inc. *	(1,410,938)

(1,943)	Moody’s Corp.	(931,319)

(757)	Motorola Solutions, Inc.	(314,443)

(2,491)	MSCI, Inc.	(1,404,974)

(8,869)	Natera, Inc. *	(1,398,907)

(12,643)	Okta, Inc. *	(1,304,378)

(15,887)	ONEOK, Inc.	(1,284,305)

(12,091)	Palantir Technologies, Inc. – Class A *	(1,593,352)

(9,449)	Paychex, Inc.	(1,492,092)

(99,850)	Rivian Automotive, Inc. – Class A *	(1,450,821)

(20,364)	ROBLOX Corp. – Class A *	(1,771,261)

(6,901)	Roku, Inc. *	(500,046)

(25,492)	Rollins, Inc.	(1,459,417)

(81)	S&P Global, Inc.	(41,542)

(33,910)	Samsara, Inc. – Class A *	(1,578,171)

(1,467)	ServiceNow, Inc. *	(1,483,269)

(18,181)	Snap, Inc. – Class A *	(149,993)

(7,186)	Snowflake, Inc. – Class A *	(1,477,945)

(545)	Starbucks Corp.	(45,753)

(638)	STERIS PLC	(156,444)

(6,791)	Take-Two Interactive Software, Inc. *	(1,536,668)

(4,235)	Tesla, Inc. *	(1,467,258)

(984)	Texas Pacific Land Corp.	(1,096,206)

(37,934)	Toast, Inc. – Class A *	(1,600,056)

(502)	Trade Desk, Inc. – Class A *	(37,760)

(1,053)	TransDigm Group, Inc.	(1,546,257)

(454)	Twilio, Inc. – Class A *	(53,436)

(1,269)	Tyler Technologies, Inc. *	(732,200)

(801)	U-Haul Holding Co. NVDR	(45,689)

(227)	Verisk Analytics, Inc.	(71,310)

(8,769)	Vistra Corp.	(1,408,038)

(234)	Waste Connections, Inc.	(46,119)

(2,482)	Watsco, Inc.	(1,100,941)

(811)	West Pharmaceutical Services, Inc.	(170,999)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(24,554)	Williams Cos., Inc.	(1,485,763)

(257)	Willis Towers Watson PLC	(81,353)

(17,238)	Zillow Group, Inc. – Class C *	(1,156,842)

(6,288)	Zscaler, Inc. *	(1,733,602)

	Total United States	(77,561,359)

	TOTAL COMMON STOCKS (PROCEEDS $112,230,508)	(160,747,798)

Shares	Description	Value ($)

	PREFERRED STOCKS (f) — (0.1)%

	Germany — (0.1)%

(3,825)	Sartorius AG	(917,531)

	TOTAL PREFERRED STOCKS (PROCEEDS $1,225,590)	(917,531)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $113,456,098)	(161,665,329)

	Other Assets and Liabilities (net) — 0.3%	3,553,004

	TOTAL NET ASSETS — 100.0%	$1,146,093,553

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2025

Alrosa PJSC	12/06/17	$4,239,436	0.0%	$—

Bashneft PJSC	06/11/20	245,233	0.0%	—

Federal Grid Co-Rosseti PJSC	08/12/19	462,175	0.0%	—

Gazprom Neft PJSC	08/12/19	1,228,645	0.0%	—

Gazprom PJSC	08/10/20	7,398,324	0.0%	—

GMK Norilskiy Nickel PAO	06/11/20	1,319,027	0.0%	—

Inter RAO UES PJSC	06/05/20	453,917	0.0%	—

LSR Group PJSC	08/12/19	175,128	0.0%	—

LSR Group PJSC GDR	05/06/21	2	0.0%	—

LUKOIL PJSC	07/13/20	6,946,911	0.0%	—

Magnitogorsk Iron & Steel Works PJSC	09/08/17	1,550,653	0.0%	—

Mechel PJSC	11/12/21	47,412	0.0%	—

Moscow Exchange MICEX-RTS PJSC	07/22/20	707,707	0.0%	—

Mosenergo PJSC	11/22/21	96,796	0.0%	—

Nizhnekamskneftekhim PJSC	03/24/20	55,853	0.0%	—

Novatek PJSC	10/21/21	777,645	0.0%	—

Novolipetsk Steel PJSC	11/07/19	3,077,372	0.0%	—

PhosAgro PJSC	12/03/20	212,444	0.0%	—

PhosAgro PJSC GDR	12/03/20	1,365	0.0%	—

Polyus PJSC	07/22/20	2,148,976	0.0%	—

Polyus PJSC GDR	02/24/23	0	0.0%	—

RusHydro PJSC	01/13/21	263,311	0.0%	—

Sberbank of Russia PJSC	09/09/20	12,774,954	0.0%	—

Sberbank of Russia PJSC	01/10/22	77,024	0.0%	—

Severstal PAO	02/02/21	7,249	0.0%	—

Severstal PAO GDR (Registered)	03/16/20	1,679,360	0.0%	—

SFI PJSC	03/16/20	68,731	0.0%	—

Surgutneftegas PAO	12/18/19	3,244,318	0.0%	—

Surgutneftegas PAO	03/16/20	4,726,538	0.0%	—

Tatneft PJSC	03/16/20	2,263,701	0.0%	—

Transneft PJSC	05/29/20	320,452	0.0%	—

Unipro PJSC	01/13/21	50,836	0.0%	—

United Co. RUSAL International PJSC	11/12/21	51,607	0.0%	—

				$—

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2025 (Unaudited)

A summary of outstanding financial instruments at May 31, 2025 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
426	U.S. Treasury Note 10 Yr. (CBT)	September 2025	47,179,500	259,374
426	U.S. Treasury Note 2 Yr. (CBT)	September 2025	88,368,375	112,423
1,071	U.S. Treasury Note 5 Yr. (CBT)	September 2025	115,868,812	246,186
215	U.S. Treasury Ultra 10 Yr. (CBT)	September 2025	24,197,578	46,059
57	U.S. Ultra Bond (CBT)	September 2025	6,615,563	46,692

			$282,229,828	$710,734

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
22	MSCI EAFE Index	June 2025	2,864,950	(12,385)
15	TOPIX Index	June 2025	2,896,656	31,693

			$5,761,606	$19,308

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.EM.S43	USD 22,800,000	1.00%	1.72%	N/A	06/20/2030	Quarterly	807,120	728,848	(78,272)
CDX.NA.HY.S44	USD 11,448,000	5.00%	3.51%	N/A	06/20/2030	Quarterly	(678,981)	(705,643)	(26,662)

							$128,139	$23,205	$(104,934)

^

Buy Protection—Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection—Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2025, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	GS	USD	5,868,514	06/24/2026	Monthly	—	47,015	47,015
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	7,362,975	06/18/2027	Monthly	—	(391,577)	(391,577)

							$—	$(344,562)	$(344,562)

As of May 31, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2025 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any. (b) All or a portion of this security is out on loan.

(c)	Securities are traded on separate exchanges for the same entity.

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(e)	The security is restricted as to resale.

(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists. (g) Investment valued using significant unobservable inputs.

(h)	Affiliated company.

(i)	All or a portion of this security is purchased with collateral from securities loaned.

(j)	The rate disclosed is the 7 day net yield as of May 31, 2025.

(k)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

The rates shown on variable rate notes are the current interest rates at May 31, 2025, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

REIT - Real Estate Investment Trust

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

Counterparty Abbreviations:

GS - Goldman Sachs International

MORD - Morgan Stanley Capital Services LLC

Currency Abbreviations:

USD - United States Dollar

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT FUNDS — 99.9%

	United States — 99.9%

2,825,417	GMO Alternative Allocation Fund, Class VI (a)	50,038,131

1,174,237	GMO Asset Allocation Bond Fund, Class VI (a)	21,300,652

167,262	GMO Climate Change Fund, Class III (a)	2,958,870

615,203	GMO Emerging Country Debt Fund, Class VI (a)	12,587,052

1,006,705	GMO Emerging Markets ex-China Fund, Class VI (a)	12,563,673

989,552	GMO Emerging Markets Fund, Class VI (a)	24,788,289

2,018,646	GMO International Equity Fund, Class IV (a)	60,034,526

1,799,735	GMO International Opportunistic Value Fund, Class IV (a)	29,857,612

1,107,186	GMO-Usonian Japan Value Creation Fund, Class VI (a)	25,465,289

2,614,530	GMO Multi-Sector Fixed Income Fund, Class IV (a)	45,466,680

156,196	GMO Opportunistic Income Fund, Class VI (a)	3,800,257

364,549	GMO Quality Fund, Class VI (a)	12,197,806

412,232	GMO Resources Fund, Class VI (a)	6,925,490

510,027	GMO Small Cap Quality Fund, Class VI (a)	11,342,997

2,588,821	GMO U.S. Equity Fund, Class VI (a)	33,577,015

1,291,989	GMO U.S. Opportunistic Value Fund, Class VI (a)	27,428,919

374,804	GMO U.S. Small Cap Value Fund, Class VI (a)	7,413,628

1,691,879	GMO U.S. Treasury Fund, Class VI (a)	8,476,312

	TOTAL INVESTMENT FUNDS (COST $396,055,712)	396,223,198

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

44,492	State Street Institutional Treasury Money Market Fund – Premier Class, 4.22% (b)	44,492

	TOTAL SHORT-TERM INVESTMENTS (COST $44,492)	44,492

	TOTAL INVESTMENTS — 99.9% (Cost $396,100,204)	396,267,690

	Other Assets and Liabilities (net) — 0.1%	261,498

	TOTAL NET ASSETS — 100.0%	$396,529,188

Notes to Schedule of Investments:

(a)	Affiliated company.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2025.

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT FUNDS — 100.0%

	United States — 100.0%

33,498	GMO Climate Change Fund, Class III (a)	592,580

137,655	GMO Emerging Markets ex-China Fund, Class VI (a)	1,717,934

756,796	GMO International Equity Fund, Class IV (a)	22,507,111

564,075	GMO International Opportunistic Value Fund, Class IV (a)	9,358,004

225,789	GMO-Usonian Japan Value Creation Fund, Class VI (a)	5,193,148

363,381	GMO Quality Fund, Class VI (a)	12,158,729

117,867	GMO Resources Fund, Class VI (a)	1,980,171

182,869	GMO Small Cap Quality Fund, Class VI (a)	4,067,015

755,762	GMO U.S. Equity Fund, Class VI (a)	9,802,233

571,026	GMO U.S. Opportunistic Value Fund, Class VI (a)	12,122,875

124,987	GMO U.S. Small Cap Value Fund, Class VI (a)	2,472,235

	TOTAL INVESTMENT FUNDS (COST $71,579,201)	81,972,035

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

79,765	State Street Institutional Treasury Money Market Fund – Premier Class, 4.22% (b)	79,765

	TOTAL SHORT-TERM INVESTMENTS (COST $79,765)	79,765

	TOTAL INVESTMENTS — 100.1% (Cost $71,658,966)	82,051,800

	Other Assets and Liabilities (net) — (0.1%)	(42,263)

	TOTAL NET ASSETS — 100.0%	$82,009,537

Notes to Schedule of Investments:

(a)	Affiliated company.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2025.

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT FUNDS — 99.9%

	United States — 99.9%

276,898	GMO Climate Change Fund, Class III (a)	4,898,324

865,594	GMO Emerging Markets ex-China Fund, Class VI (a)	10,802,620

2,159,351	GMO Emerging Markets Fund, Class VI (a)	54,091,748

4,409,943	GMO International Equity Fund, Class IV (a)	131,151,699

3,640,079	GMO International Opportunistic Value Fund, Class IV (a)	60,388,907

1,440,488	GMO-Usonian Japan Value Creation Fund, Class VI (a)	33,131,226

1,953,046	GMO Quality Fund, Class VI (a)	65,348,913

890,395	GMO Resources Fund, Class VI (a)	14,958,631

1,221,661	GMO Small Cap Quality Fund, Class VI (a)	27,169,740

4,199,960	GMO U.S. Equity Fund, Class VI (a)	54,473,485

3,321,866	GMO U.S. Opportunistic Value Fund, Class VI (a)	70,523,219

800,116	GMO U.S. Small Cap Value Fund, Class VI (a)	15,826,294

	TOTAL INVESTMENT FUNDS (COST $503,599,152)	542,764,806

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

345,536	State Street Institutional Treasury Money Market Fund – Premier Class, 4.22% (b)	345,536

	TOTAL SHORT-TERM INVESTMENTS (COST $345,536)	345,536

	TOTAL INVESTMENTS — 100.0% (Cost $503,944,688)	543,110,342

	Other Assets and Liabilities (net) — (0.0%)	(120,495)

	TOTAL NET ASSETS — 100.0%	$542,989,847

Notes to Schedule of Investments:

(a)	Affiliated company.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2025.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 76.2%

	Argentina — 0.2%

9,185	Adecoagro SA	84,594

44,900	Vista Energy SAB de CV ADR*	2,223,897

62,466	YPF SA Sponsored ADR* (a)	2,210,047

	Total Argentina	4,518,538

	Australia — 1.4%

141,472	Accent Group Ltd.	173,218

214,007	AMP Ltd.	172,363

18,358	Ansell Ltd.	373,331

13,924	Aristocrat Leisure Ltd. (b)	559,501

113,075	Aurizon Holdings Ltd.	215,031

396,356	BHP Group Ltd. (b)	9,736,481

284,993	BlueScope Steel Ltd.	4,183,388

189,200	Brambles Ltd. (b)	2,830,102

332,910	Fortescue Ltd.	3,312,053

391,714	Grange Resources Ltd.	48,014

125,873	Harvey Norman Holdings Ltd.	425,058

157,176	Helia Group Ltd.	527,002

49,194	HomeCo Daily Needs – (REIT)	40,438

33,018	JB Hi-Fi Ltd.	2,293,813

12,515	Mineral Resources Ltd. * (a)	178,925

99,815	Ramelius Resources Ltd.	186,577

7,816	Rio Tinto Ltd. (b)	568,387

88,154	Santos Ltd.	374,424

79,010	Southern Cross Media Group Ltd. *	34,327

154,510	Sunrise Energy Metals Ltd. * (a)	44,246

54,798	Super Retail Group Ltd.	505,675

	Total Australia	26,782,354

	Austria — 0.5%

57,965	Erste Group Bank AG	4,667,892

38,684	OMV AG (a)	2,069,152

53,952	Raiffeisen Bank International AG	1,649,581

1,869	Strabag SE	164,583

6,888	UNIQA Insurance Group AG	95,565

1,807	Vienna Insurance Group AG Wiener Versicherung Gruppe	88,627

	Total Austria	8,735,400

	Belgium — 0.6%

117,843	Ageas SA	7,694,998

5,795	Bekaert SA	235,415

9,542	Econocom Group SA NV	21,524

16,921	KBC Group NV	1,672,863

1,487	Melexis NV (a)	99,968

152,692	Proximus SADP	1,332,125

13,965	Syensqo SA (a)	1,071,823

	Total Belgium	12,128,716

Shares	Description	Value ($)

	Brazil — 0.7%

500,000	Ambev SA ADR	1,220,000

4,300	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR (b)	88,322

315,800	Cia de Saneamento de Minas Gerais Copasa MG	1,318,525

86,500	Cia De Sanena Do Parana	495,604

206,000	Cyrela Brazil Realty SA Empreendimentos e Participacoes	899,348

7,700	Embraer SA	88,167

400	Embraer SA Sponsored ADR	18,396

593,400	JBS SA	4,162,463

62	Petroleo Brasileiro SA – Petrobras Sponsored ADR (b)	715

45,100	Petroreconcavo SA	114,100

16,300	PRIO SA *	111,004

82,326	Sao Martinho SA	304,575

89,200	Suzano SA	774,330

154,200	Vale SA	1,404,637

632,700	Vibra Energia SA	2,232,343

	Total Brazil	13,232,529

	Canada — 4.0%

58,000	Anaergia, Inc. * (a)	55,365

19,900	ARC Resources Ltd.	415,879

12,800	Bank of Montreal (b)	1,374,530

87,000	Bank of Nova Scotia (c)	4,655,088

30,861	Bank of Nova Scotia (c)	1,651,681

7,700	Canadian Imperial Bank of Commerce	524,218

48,000	Canadian Tire Corp. Ltd. – Class A	6,099,552

13,478	Canfor Corp. *	127,674

21,942	Centerra Gold, Inc.	156,446

2,300	CGI, Inc. (b) (c)	247,254

750	CGI, Inc. (b) (c)	80,670

3,400	Cogeco Communications, Inc.	171,195

6,787	Cogeco, Inc.	324,377

69,680	Dundee Precious Metals, Inc.	1,073,875

25,900	Empire Co. Ltd. – Class A	999,689

17,400	Enerflex Ltd.	122,606

77	Fairfax Financial Holdings Ltd. (b)	131,017

35,100	First Quantum Minerals Ltd. *	519,972

1,100	George Weston Ltd. (b)	221,467

7,618	Gildan Activewear, Inc.	354,999

33,300	iA Financial Corp., Inc.	3,390,298

49,100	IGM Financial, Inc.	1,567,436

4,400	Imperial Oil Ltd. (b)	314,141

10,963	Interfor Corp. *	100,176

12,665	International Petroleum Corp. * (a)	178,211

183,700	Ivanhoe Mines Ltd. – Class A * (a)	1,422,910

6,018	Kinross Gold Corp.	88,766

110,972	Largo, Inc. * (a)	143,936

86,538	Magna International, Inc. (a) (c)	3,139,599

31,000	Magna International, Inc. (c)	1,125,383

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

199,939	Manulife Financial Corp. (b) (c)	6,366,695

107,536	Manulife Financial Corp. (b) (c)	3,423,946

2,400	Metro, Inc.	187,194

3,100	National Bank of Canada	305,109

192,000	NexGen Energy Ltd. * (a)	1,183,605

47,905	Nutrien Ltd. (c)	2,827,832

1,800	Nutrien Ltd. (c)	106,346

13,400	Onex Corp.	994,686

150,991	Open Text Corp. (b) (c)	4,274,555

27,600	Open Text Corp. (b) (c)	781,532

46,500	Parex Resources, Inc.	459,799

201,856	Power Corp. of Canada	7,811,835

2,800	Precision Drilling Corp. * (a)	121,010

72,700	Quebecor, Inc. – Class B	2,045,358

18,400	Russel Metals, Inc.	550,653

6,000	Spin Master Corp.	104,930

56,700	Sun Life Financial, Inc. (b) (c)	3,652,334

9,308	Sun Life Financial, Inc. (b) (c)	601,762

104,400	Tamarack Valley Energy Ltd. (a)	332,443

92,100	Toronto-Dominion Bank (c)	6,360,125

12,431	Toronto-Dominion Bank (a) (b) (c)	858,361

18,000	Transcontinental, Inc. – Class A	280,424

33,000	Vermilion Energy, Inc.	214,830

2,943	Wajax Corp.	48,230

19,000	West Fraser Timber Co. Ltd. (c)	1,399,716

11,995	West Fraser Timber Co. Ltd. (c)	882,592

53,000	Whitecap Resources, Inc. (a)	330,586

	Total Canada	77,284,898

	China — 2.3%

31,000	361 Degrees International Ltd.	16,986

131,500	3SBio, Inc.	316,022

90,800	Alibaba Group Holding Ltd.	1,292,793

47,328	Alibaba Group Holding Ltd. Sponsored ADR (b)	5,387,820

200	Autohome, Inc. ADR (b)	4,904

810,000	AviChina Industry & Technology Co. Ltd. – Class H	407,478

1,453,500	BAIC Motor Corp. Ltd. – Class H	366,179

578,871	Bank of Communications Co. Ltd. – Class H	505,292

179,000	Beijing Enterprises Holdings Ltd.	750,004

2,606,000	China Communications Services Corp. Ltd. – Class H	1,496,913

3,913,000	China Construction Bank Corp. – Class H	3,498,522

1,761,000	China Feihe Ltd.	1,360,974

3,659,000	China Greenfresh Group Co. Ltd. * (d)	—

975,500	China Hongqiao Group Ltd. (a)	1,733,431

89,000	China Lesso Group Holdings Ltd.	44,414

348,000	China National Building Material Co. Ltd. – Class H	154,814

1,658,000	China Railway Group Ltd. – Class H	745,648

4,932,000	China Reinsurance Group Corp. – Class H	632,557

Shares	Description	Value ($)

	China — continued

166,000	China Resources Pharmaceutical Group Ltd.	108,867

300,000	China State Construction International Holdings Ltd.	421,988

4,237,600	China Zhongwang Holdings Ltd. * (a) (d)	1

1,156,158	CITIC Ltd.	1,454,063

760,000	Consun Pharmaceutical Group Ltd.	1,026,460

1,616,000	CSPC Pharmaceutical Group Ltd.	1,663,852

27,200	ENN Energy Holdings Ltd.	215,668

251,000	Fufeng Group Ltd.	218,145

736,000	Geely Automobile Holdings Ltd.	1,640,410

117,100	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. – Class A	267,543

125,000	Inkeverse Group Ltd.	21,255

61,772	JD.com, Inc. ADR (b)	2,002,031

56,000	Kunlun Energy Co. Ltd.	55,942

151,300	Legend Holdings Corp. – Class H *	151,554

221,000	Lonking Holdings Ltd.	52,836

90,000	Midea Real Estate Holding Ltd. * (a)	43,457

6,800	NetEase, Inc.	164,412

78,000	Orient Overseas International Ltd.	1,340,857

476,000	PICC Property & Casualty Co. Ltd. – Class H	904,454

194,000	Sino Biopharmaceutical Ltd.	109,428

851,000	Sinopec Engineering Group Co. Ltd. – Class H	603,055

218,000	Sinopharm Group Co. Ltd. – Class H	525,528

611,000	TCL Electronics Holdings Ltd.	791,826

166,000	Tencent Holdings Ltd.	10,465,075

440,000	Tianneng Power International Ltd. (a)	342,575

7,200	Vipshop Holdings Ltd. ADR	99,288

23,800	Weibo Corp. Sponsored ADR (b)	215,390

96,900	Western Mining Co. Ltd. – Class A	211,656

35,000	Xiaomi Corp. – Class B *	225,295

121,000	Zhongsheng Group Holdings Ltd.	181,541

	Total China	44,239,203

	Colombia — 0.0%

6,818	Corp. Financiera Colombiana SA *	30,357

	Czech Republic — 0.0%

711	Moneta Money Bank AS	4,655

283	Philip Morris CR AS *	238,260

	Total Czech Republic	242,915

	Denmark — 0.7%

862	AP Moller - Maersk AS – Class A (b)	1,539,611

1,931	AP Moller - Maersk AS – Class B (b)	3,498,286

56,080	Danske Bank AS	2,148,968

12,944	Genmab AS *	2,730,661

35,952	H Lundbeck AS	199,525

3,998	Matas AS	82,343

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Denmark — continued

47,200	Rockwool AS – B Shares	2,239,746

5,913	Scandinavian Tobacco Group AS	76,601

67,599	Vestas Wind Systems AS	1,069,095

	Total Denmark	13,584,836

	Egypt — 0.0%

237,364	Eastern Co. SAE	159,085

421	ElSewedy Electric Co.	692

	Total Egypt	159,777

	Finland — 0.4%

120,614	Neste OYJ	1,293,873

831,102	Nokia OYJ	4,325,304

49,175	Outokumpu OYJ	190,464

2,141	Sanoma OYJ (b)	23,197

32,158	TietoEVRY OYJ (b)	586,737

39,584	Valmet OYJ	1,293,386

	Total Finland	7,712,961

	France — 2.8%

3,261	Amundi SA	266,238

27,742	Aperam SA	843,121

95,473	ArcelorMittal SA	2,894,529

868	Arkema SA	62,023

13,350	AXA SA (b)	629,260

58,301	BNP Paribas SA	5,105,677

48,812	Carrefour SA	729,952

40,897	Cie de Saint-Gobain SA (b)	4,604,343

2,894	Cie Generale des Etablissements Michelin SCA (b)	110,722

55,647	Coface SA	1,040,946

36,324	Credit Agricole SA	665,062

15,907	Derichebourg SA	108,832

699	Eiffage SA	96,144

1,289	Eramet SA (a)	75,894

307	Fnac Darty SA	10,593

10,711	Ipsen SA *	1,261,112

4,797	IPSOS SA (b)	244,727

1,650	Mersen SA	38,325

14,110	Metropole Television SA (b)	198,742

216,232	Orange SA (b)	3,227,352

14,281	Quadient SA	266,924

50,643	Renault SA	2,603,790

44,285	Rexel SA	1,243,904

23,291	Rubis SCA (b)	758,321

64,478	Sanofi SA (b)	6,385,959

464	Schneider Electric SE (b)	117,073

5,321	Societe BIC SA	328,690

82,931	Societe Generale SA	4,502,959

5,883	STMicroelectronics NV (a)	147,899

146,335	STMicroelectronics NV - NY Shares (a)	3,659,838

13,125	Teleperformance SE (b)	1,326,571

Shares	Description	Value ($)

	France — continued

52,409	Television Francaise 1 SA (b)	506,792

135,110	TotalEnergies SE (b) (c)	7,953,678

1,951	TotalEnergies SE (c)	114,396

63,581	Valeo SE	669,643

31,270	Veolia Environnement SA (b)	1,076,207

124,805	Vivendi SE * (b)	421,161

	Total France	54,297,399

	Germany — 2.1%

19,265	1&1 AG	399,319

1,594	Allianz SE (Registered) (b)	632,202

272	Amadeus Fire AG	23,076

70,393	Bayer AG (Registered)	1,981,811

28,391	Bayerische Motoren Werke AG	2,518,879

37,629	Continental AG	3,300,116

63,484	Daimler Truck Holding AG (b)	2,757,326

221,665	Deutsche Bank AG (Registered) (b)	6,139,036

49,582	Deutsche Post AG (b)	2,224,886

354	Draegerwerk AG & Co. KGaA	22,195

178,213	E.ON SE (b)	3,123,377

12,589	Freenet AG	415,830

23,781	Fresenius Medical Care AG	1,350,870

14,224	Fresenius SE & Co. KGaA (b)	697,104

16,106	Heidelberg Materials AG	3,156,957

5,589	Henkel AG & Co. KGaA	410,373

502	Hornbach Holding AG & Co. KGaA	50,672

25,590	Kloeckner & Co. SE	182,650

82,415	Mercedes-Benz Group AG (b)	4,928,227

45,076	ProSiebenSat.1 Media SE (b)	362,293

2,366	RTL Group SA	90,725

6,338	Salzgitter AG	151,234

5,741	SAP SE (b)	1,736,767

14,194	Siemens AG (Registered) (b)	3,413,986

4,154	Wacker Neuson SE	105,436

792	Wuestenrot & Wuerttembergische AG	12,464

	Total Germany	40,187,811

	Greece — 0.0%

31,565	Eurobank Ergasias Services & Holdings SA	97,222

40,858	National Bank of Greece SA	486,520

28,150	Piraeus Financial Holdings SA	187,531

1,779	Sarantis SA	27,089

	Total Greece	798,362

	Hong Kong — 0.8%

2,665	3DG Holdings International Ltd. *	166

83,000	Bank of East Asia Ltd.	116,766

98,500	BOC Hong Kong Holdings Ltd.	414,243

65,000	Chow Sang Sang Holdings International Ltd.	66,167

833,000	CITIC Telecom International Holdings Ltd.	240,932

462,000	CK Asset Holdings Ltd.	1,908,403

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued

618,500	CK Hutchison Holdings Ltd.	3,458,475

74,000	Dah Sing Banking Group Ltd.	83,796

44,800	Dah Sing Financial Holdings Ltd.	167,431

500,000	E-Commodities Holdings Ltd.	47,737

284,000	First Pacific Co. Ltd.	194,974

230,000	Giordano International Ltd.	42,522

78,000	Health & Happiness H&H International Holdings Ltd.	128,044

362,000	HKT Trust & HKT Ltd. – Class SS	521,384

580,000	IGG, Inc.	260,880

146,500	Johnson Electric Holdings Ltd.	390,705

162,002	K Wah International Holdings Ltd.	37,304

24,000	KLN Logistics Group Ltd.	23,990

34,000	Luk Fook Holdings International Ltd.	78,585

443,000	Pacific Basin Shipping Ltd.	109,189

37,000	SITC International Holdings Co. Ltd.	118,067

39,500	SmarTone Telecommunications Holdings Ltd.	22,057

73,000	Stella International Holdings Ltd.	130,227

139,500	Sun Hung Kai Properties Ltd. (b)	1,498,463

66,000	Swire Pacific Ltd. – Class A	562,217

3,000	Techtronic Industries Co. Ltd.	33,415

105,500	Texhong International Group Ltd.	45,718

4,316,000	United Energy Group Ltd.	258,222

484,000	VSTECS Holdings Ltd. (a)	384,613

74,200	VTech Holdings Ltd.	493,150

4,675,500	WH Group Ltd.	4,300,325

182,000	Yue Yuen Industrial Holdings Ltd.	273,446

	Total Hong Kong	16,411,613

	Hungary — 0.6%

173,024	Magyar Telekom Telecommunications PLC	860,031

145,172	MOL Hungarian Oil & Gas PLC *	1,255,318

97,265	OTP Bank Nyrt	7,378,164

45,130	Richter Gedeon Nyrt	1,313,153

	Total Hungary	10,806,666

	India — 1.4%

18,905	Ashapura Minechem Ltd. *	93,497

108,377	Aurobindo Pharma Ltd. *	1,458,114

11,952	Bajaj Finance Ltd.	1,278,703

79,020	Bharat Petroleum Corp. Ltd.	293,707

102,260	Brightcom Group Ltd. * (e)	12,284

32,978	Chambal Fertilisers & Chemicals Ltd.	211,869

113,776	Cipla Ltd.	1,949,111

13,297	Dhampur Bio Organics Ltd.	11,830

3,330	Divi’s Laboratories Ltd.	257,597

82,955	Dr. Reddy’s Laboratories Ltd. ADR (a)	1,221,098

55,635	Dr. Reddy’s Laboratories Ltd.	814,734

105,114	Federal Bank Ltd.	248,741

467,390	GAIL India Ltd.	1,038,750

23,998	GHCL Ltd.	172,514

Shares	Description	Value ($)

	India — continued

58,619	Glenmark Pharmaceuticals Ltd.	1,001,394

8,492	Goldiam International Ltd.	37,575

84,989	HDFC Bank Ltd. *	1,936,062

10,600	HDFC Bank Ltd. ADR (b)	799,134

5,233	Hero MotoCorp Ltd.	263,731

97,591	Hindalco Industries Ltd.	724,286

47,327	ICICI Bank Ltd.	802,904

1,186	Indian Oil Corp. Ltd.	1,971

9,749	Indraprastha Medical Corp. Ltd.	50,090

6,422	Indus Towers Ltd. *	28,716

24,844	ITC Ltd.	121,754

6,556	LIC Housing Finance Ltd.	45,730

33,751	Lupin Ltd.	772,870

6,297	Mahindra & Mahindra Ltd.	218,890

816,390	Manappuram Finance Ltd.	2,269,436

23,494	Muthoot Finance Ltd.	606,439

13,453	Natco Pharma Ltd.	138,791

182,859	NMDC Ltd.	152,371

1,003,581	Oil & Natural Gas Corp. Ltd.	2,809,050

8,576	Oil India Ltd.	42,851

230,684	Petronet LNG Ltd.	829,871

2,443	Pokarna Ltd.	30,596

70,055	Power Finance Corp. Ltd.	333,664

92,511	Power Grid Corp. of India Ltd.	313,657

152,962	Shriram Finance Ltd.	1,144,649

43,585	Siyaram Silk Mills Ltd.	367,155

37,549	Sun Pharmaceutical Industries Ltd.	735,971

2,117	Vadilal Industries Ltd.	132,949

162,909	Wipro Ltd.	475,833

84,825	Zydus Lifesciences Ltd.	919,840

	Total India	27,170,779

	Indonesia — 0.8%

196,400	AKR Corporindo Tbk. PT	15,333

10,390,500	Aneka Tambang Tbk. PT *	1,981,713

14,241,700	Astra International Tbk. PT	4,234,862

811,100	Astra Otoparts Tbk. PT	104,811

2,554,100	Bank Negara Indonesia Persero Tbk. PT	704,428

370,200	Bank OCBC Nisp Tbk. PT	31,034

96,300	Bank Pan Indonesia Tbk. PT *	7,091

1,558,900	Bank Pembangunan Daerah Jawa Timur Tbk. PT *	54,060

8,132,400	Dharma Satya Nusantara Tbk. PT	392,092

6,943,500	Erajaya Swasembada Tbk. PT	236,636

50,900	Gudang Garam Tbk. PT *	31,234

163,000	Hanjaya Mandala Sampoerna Tbk. PT *	6,550

361,700	Indofood CBP Sukses Makmur Tbk. PT	241,708

6,204,100	Indofood Sukses Makmur Tbk. PT	2,994,790

488,800	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	15,449

5,033,500	Japfa Comfeed Indonesia Tbk. PT	496,018

1,618,000	Kalbe Farma Tbk. PT *	150,304

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Indonesia — continued

5,243,700	Lippo Karawaci Tbk. PT *	27,985

55,900	Pabrik Kertas Tjiwi Kimia Tbk. PT	20,677

35,820,400	Panin Financial Tbk. PT *	646,195

9,444,700	Perusahaan Gas Negara Tbk. PT	1,052,783

6,597,300	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	493,267

4,431,500	Saratoga Investama Sedaya Tbk. PT *	476,007

14,969,700	Surya Citra Media Tbk. PT	148,509

6,058,100	Telkom Indonesia Persero Tbk. PT *	1,047,274

3,400	Telkom Indonesia Persero Tbk. PT ADR*	58,310

1,140,500	Tempo Scan Pacific Tbk. PT	182,012

9,213,000	Triputra Agro Persada PT	511,964

	Total Indonesia	16,363,096

	Ireland — 0.0%

36,192	AIB Group PLC	285,545

33,133	Origin Enterprises PLC	132,820

24,839	Permanent TSB Group Holdings PLC *	49,916

	Total Ireland	468,281

	Israel — 0.5%

107,566	Bank Hapoalim BM	1,804,567

215,818	Bank Leumi Le-Israel BM	3,482,935

3,992	Check Point Software Technologies Ltd. *	913,689

48,358	ICL Group Ltd.	319,202

41,616	Israel Discount Bank Ltd. – Class A	354,418

11,802	Nice Ltd. Sponsored ADR* (b)	1,958,306

577	Nice Ltd. *	97,725

272,772	Oil Refineries Ltd.	70,255

	Total Israel	9,001,097

	Italy — 1.5%

117,508	A2A SpA (b)	305,108

13,609	Arnoldo Mondadori Editore SpA (b)	33,275

32,666	Banca IFIS SpA	859,712

33,332	Banco BPM SpA	383,145

113,896	BPER Banca SpA	1,011,701

45,567	Credito Emiliano SpA	626,195

10,553	Esprinet SpA (a)	47,450

45,569	Generali (b)	1,658,724

41,202	Hera SpA (b)	204,765

541,682	Intesa Sanpaolo SpA	3,024,062

47,603	Iren SpA (b)	148,218

146,156	Italgas SpA (b)	1,202,431

13,846	Iveco Group NV	275,714

65,454	Leonardo SpA (b)	4,048,967

105,201	MFE-MediaForEurope NV – Class A (b)	386,853

23,898	MFE-MediaForEurope NV – Class B (a) (b)	115,023

24,676	OVS SpA	105,845

16,295	Poste Italiane SpA (b)	353,799

416,388	Stellantis NV (a) (b)	4,244,438

5,166,389	Telecom Italia SpA * (a)	2,210,147

Shares	Description	Value ($)

	Italy — continued

30,620	Tenaris SA	512,808

22,997	Tenaris SA ADR (a)	769,250

349,971	Unipol Assicurazioni SpA	6,849,537

	Total Italy	29,377,167

	Japan — 18.8%

12,000	Aichi Corp. (a)	114,407

49,400	Air Water, Inc.	689,404

76,300	Amano Corp.	2,249,275

4,300	AOKI Holdings, Inc.	44,833

11,200	Arata Corp.	235,246

2,400	Artience Co. Ltd.	49,503

72,400	Asahi Group Holdings Ltd.	954,233

20,400	Asahi Yukizai Corp.	551,595

13,600	Axial Retailing, Inc.	107,752

89,600	Bandai Namco Holdings, Inc.	2,846,727

8,000	Bando Chemical Industries Ltd.	89,937

56,200	Bridgestone Corp. (b)	2,412,950

199,700	Brother Industries Ltd.	3,408,131

1,600	Buffalo, Inc.	26,731

19,900	Bunka Shutter Co. Ltd.	295,560

5,600	Canon Electronics, Inc.	106,953

45,200	Canon Marketing Japan, Inc.	1,677,218

52,600	Canon, Inc.	1,606,877

4,100	Central Glass Co. Ltd. (a)	82,669

2,900	Chiyoda Integre Co. Ltd.	54,777

256,900	Credit Saison Co. Ltd.	6,990,396

138,100	Dai Nippon Printing Co. Ltd. (b)	2,036,525

12,300	Dai Nippon Toryo Co. Ltd.	100,330

191,100	Daicel Corp.	1,629,502

8,000	Dai-Dan Co. Ltd.	231,084

14,300	Daido Steel Co. Ltd.	96,622

5,300	Daiichi Jitsugyo Co. Ltd.	81,815

5,800	Daito Trust Construction Co. Ltd.	653,334

61,400	Daiwa House Industry Co. Ltd.	2,070,159

284,900	Daiwabo Holdings Co. Ltd.	4,799,617

197,300	Denka Co. Ltd.	2,808,513

4,600	Dowa Holdings Co. Ltd.	145,481

48,100	en Japan, Inc.	573,381

45,000	ENEOS Holdings, Inc.	213,214

156,900	EXEO Group, Inc.	1,999,707

6,000	FCC Co. Ltd.	117,112

86,400	Ferrotec Holdings Corp. (a)	1,582,127

1,100	FJ Next Holdings Co. Ltd.	9,354

224,800	Fuji Corp.	3,598,422

14,500	Fuji Electric Co. Ltd.	640,492

140,000	FUJIFILM Holdings Corp.	3,160,179

62,800	Fujitsu Ltd. (b)	1,438,269

300	Fukuda Denshi Co. Ltd.	13,724

1,900	G-7 Holdings, Inc.	17,646

53,000	Glory Ltd.	1,131,782

39,500	GS Yuasa Corp.	719,640

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

387,600	H.U. Group Holdings, Inc.	8,321,734

8,700	Haseko Corp.	126,711

38,200	Hitachi Construction Machinery Co. Ltd.	1,160,975

64,900	Hitachi Ltd. (b)	1,808,134

137,400	Hogy Medical Co. Ltd.	3,657,963

389,600	Honda Motor Co. Ltd.	3,957,710

94,558	Honda Motor Co. Ltd. Sponsored ADR	2,885,910

24,400	Horiba Ltd.	1,736,125

1,000	Hosiden Corp.	15,059

98,200	Idemitsu Kosan Co. Ltd.	598,141

24,000	IDOM, Inc.	170,129

82,300	Inabata & Co. Ltd.	1,807,996

495,200	Inpex Corp.	6,621,698

487,300	Isuzu Motors Ltd.	6,586,762

53,800	ITOCHU Corp. (b)	2,855,499

21,200	Itochu Enex Co. Ltd.	247,915

1,300	Itochu-Shokuhin Co. Ltd.	90,159

400	Itoham Yonekyu Holdings, Inc.	13,921

16,900	Iwatani Corp.	174,187

79,500	Japan Petroleum Exploration Co. Ltd.	550,725

81,500	Japan Post Insurance Co. Ltd.	1,792,693

50,300	Japan Tobacco, Inc.	1,542,935

2,400	Jeol Ltd.	66,695

400	Justsystems Corp. (b)	9,537

109,600	Kaga Electronics Co. Ltd.	2,018,038

7,600	Kamei Corp.	124,085

20,400	Kandenko Co. Ltd.	419,938

21,200	Kaneka Corp.	575,848

387,600	Kanematsu Corp.	7,328,014

2,900	Kato Sangyo Co. Ltd.	106,443

305,000	Kawasaki Kisen Kaisha Ltd.	4,586,750

105,400	KDDI Corp. (b)	1,824,528

453,200	Kirin Holdings Co. Ltd.	6,501,729

41,700	Kitz Corp.	335,984

29,700	Kohnan Shoji Co. Ltd.	765,207

78,600	Komatsu Ltd. (b)	2,388,748

11,145	Komeri Co. Ltd.	222,642

9,400	Konami Group Corp. (b)	1,275,978

2,500	Konishi Co. Ltd.	19,169

251,500	Kubota Corp.	2,885,154

210,600	Kumiai Chemical Industry Co. Ltd.	1,180,662

54,100	Kyudenko Corp.	1,987,898

165,000	LY Corp. (b)	594,971

120,100	Macnica Holdings, Inc.	1,587,513

32,000	Marubeni Corp. (b)	648,617

66,500	Maruha Nichiro Corp.	1,436,660

112,000	Maruichi Steel Tube Ltd.	2,690,510

4,900	Maruzen Showa Unyu Co. Ltd.	215,431

11,700	Matsuda Sangyo Co. Ltd.	269,063

4,300	MatsukiyoCocokara & Co.	86,722

406,200	Maxell Ltd.	5,064,768

45,200	Mazda Motor Corp.	283,528

Shares	Description	Value ($)

	Japan — continued

70,500	MCJ Co. Ltd.	644,398

31,300	Mitsubishi Corp. (b)	633,150

328,800	Mitsubishi Electric Corp. (b)	6,561,857

3,500	Mitsubishi Research Institute, Inc. (b)	112,279

4,300	Mitsubishi Shokuhin Co. Ltd.	188,424

153,600	Mitsui & Co. Ltd. (b)	3,207,344

72,700	Mitsui Mining & Smelting Co. Ltd.	2,479,546

222,000	Mitsui OSK Lines Ltd.	7,870,325

13,900	MIXI, Inc. (b)	321,480

238,000	Mizuno Corp.	4,536,397

9,600	Modec, Inc.	335,195

145,900	Morinaga & Co. Ltd.	2,415,124

5,200	Nagase & Co. Ltd.	98,749

232,500	NEC Corp. (b)	6,069,025

123,700	NGK Insulators Ltd.	1,538,987

137,200	NH Foods Ltd.	4,824,117

18,900	Nichias Corp.	652,899

6,600	Nichiha Corp.	140,034

6,100	Nichireki Group Co. Ltd.	106,269

19,100	Nippn Corp.	289,043

57,800	Nippon Shinyaku Co. Ltd.	1,426,846

3,460,400	Nippon Telegraph & Telephone Corp. (b)	3,852,785

46,400	Nippon Television Holdings, Inc. (b)	1,050,046

172,100	Nippon Yusen KK	6,275,238

940,300	Nissan Motor Co. Ltd. *	2,385,346

3,600	Nisshin Oillio Group Ltd.	120,585

3,800	Nissin Corp.	213,646

19,000	Niterra Co. Ltd.	610,510

4,200	Nittetsu Mining Co. Ltd.	203,321

41,400	Nitto Denko Corp.	753,077

125,400	Nojima Corp.	2,392,366

21,200	Nomura Holdings, Inc.	129,550

127,300	Nomura Real Estate Holdings, Inc.	745,421

6,200	Noritake Co. Ltd.	159,934

2,600	NS United Kaiun Kaisha Ltd.	68,744

9,900	Oji Holdings Corp.	46,963

100,300	Okamura Corp.	1,529,102

295,400	Ono Pharmaceutical Co. Ltd.	3,216,396

3,900	Open House Group Co. Ltd.	168,509

68,700	ORIX Corp.	1,455,880

282,500	Pacific Industrial Co. Ltd. (a)	2,564,392

500	PALTAC Corp.	14,489

687,500	Panasonic Holdings Corp. (b)	7,879,753

508,000	Penta-Ocean Construction Co. Ltd.	3,074,490

8,500	Pilot Corp. (b)	235,351

55,900	Recruit Holdings Co. Ltd. (b)	3,329,414

29,300	Renesas Electronics Corp.	355,861

43,600	Rengo Co. Ltd.	224,774

5,700	Rohto Pharmaceutical Co. Ltd.	80,325

10,600	S Foods, Inc.	191,771

15,000	Sakai Moving Service Co. Ltd.	261,937

52,200	Sakata INX Corp.	694,606

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

87,000	San-Ai Obbli Co. Ltd.	1,047,774

800	Sankyo Co. Ltd.	13,953

101,300	Sankyu, Inc.	4,872,449

67,100	Sanwa Holdings Corp.	2,310,069

16,800	SCSK Corp. (b)	509,919

261,500	Sega Sammy Holdings, Inc.	4,932,372

27,900	Seiko Epson Corp.	360,985

277,700	Sekisui Chemical Co. Ltd.	4,824,161

186,400	Sekisui House Ltd.	4,227,016

5,000	Sekisui Jushi Corp.	66,656

1,000	Shibuya Corp.	23,000

1,700	Shimamura Co. Ltd.	117,806

23,700	Shinagawa Refractories Co. Ltd.	276,024

6,700	Shin-Etsu Polymer Co. Ltd.	77,988

18,700	Shinnihon Corp.	210,479

355,600	Shionogi & Co. Ltd.	5,937,640

257,900	Ship Healthcare Holdings, Inc.	3,332,002

27,800	Shizuoka Gas Co. Ltd.	211,237

1,600	Sinanen Holdings Co. Ltd.	70,084

2,100	Sinko Industries Ltd.	17,646

135,900	Socionext, Inc.	1,994,488

37,300	Sohgo Security Services Co. Ltd. (b)	259,605

18,500	Sojitz Corp.	456,283

73,600	Sony Group Corp. (b)	1,969,972

219,900	Stanley Electric Co. Ltd.	4,229,939

52,200	Starts Corp., Inc.	1,532,366

150,500	Subaru Corp.	2,762,737

277,000	SUMCO Corp. (a)	1,872,333

90,100	Sumitomo Corp. (b)	2,294,537

145,200	Sumitomo Electric Industries Ltd.	3,045,676

170,200	Sumitomo Forestry Co. Ltd.	4,940,837

26,100	Sumitomo Heavy Industries Ltd.	545,807

243,700	Sumitomo Mitsui Financial Group, Inc.	6,260,879

186,400	Sumitomo Mitsui Trust Group, Inc.	5,043,926

45,300	Suntory Beverage & Food Ltd. (a)	1,470,938

10,800	Suzuken Co. Ltd.	397,888

176,700	T&D Holdings, Inc.	4,042,475

7,200	Tamron Co. Ltd.	172,204

123,600	THK Co. Ltd.	3,370,091

30,500	TIS, Inc. (b)	1,000,305

513,800	Tokai Carbon Co. Ltd.	3,681,042

1,000	Token Corp.	92,921

45,900	Tokyo Gas Co. Ltd. (b)	1,539,147

73,300	Tokyo Steel Manufacturing Co. Ltd.	781,982

22,300	Tokyo Tatemono Co. Ltd.	394,971

35,800	Toray Industries, Inc.	246,977

224,300	Tosei Corp.	3,930,259

1,900	Toshiba TEC Corp.	38,885

126,300	Tosoh Corp.	1,869,180

188,000	TOTO Ltd.	4,808,454

230,700	Towa Corp.	2,446,198

4,600	Towa Pharmaceutical Co. Ltd.	97,452

Shares	Description	Value ($)

	Japan — continued

11,300	Toyo Tire Corp.	234,526

44,000	Toyoda Gosei Co. Ltd.	852,187

30,800	Toyota Industries Corp. (b)	3,850,818

218,500	Toyota Tsusho Corp.	4,617,640

8,900	TV Asahi Holdings Corp. (b)	160,867

5,500	Unipres Corp.	37,634

4,100	Wacoal Holdings Corp.	140,434

3,000	Warabeya Nichiyo Holdings Co. Ltd.	47,058

55,800	YAMABIKO Corp.	814,831

361,300	Yamaha Corp.	2,521,692

1,005,000	Yamaha Motor Co. Ltd. (a)	7,711,796

23,300	Yamazen Corp.	211,986

42,900	Yellow Hat Ltd.	450,754

145,500	Yokogawa Bridge Holdings Corp.	2,572,068

77,000	Yokohama Rubber Co. Ltd.	1,935,670

14,200	Yuasa Trading Co. Ltd.	444,411

121,900	Zenkoku Hosho Co. Ltd.	2,699,027

	Total Japan	367,756,599

	Kuwait — 0.0%

971	Humansoft Holding Co. KSC	8,222

95,125	National Bank of Kuwait SAKP	296,231

189,368	Noor Financial Investment Co. KSC	201,544

	Total Kuwait	505,997

	Mexico — 0.6%

128,836	Arca Continental SAB de CV	1,418,153

31,138	Bolsa Mexicana de Valores SAB de CV	68,084

198,844	Cemex SAB de CV Sponsored ADR	1,362,081

17,691	Coca-Cola Femsa SAB de CV Sponsored ADR	1,680,645

1,136,700	Credito Real SAB de CV SOFOM ER * (d)	—

112,674	El Puerto de Liverpool SAB de CV – Class C1	547,221

533,800	Genomma Lab Internacional SAB de CV – Class B	617,024

715,687	Gentera SAB de CV	1,404,364

200	Grupo Aeroportuario del Centro Norte SAB de CV	2,471

358,770	Grupo Financiero Banorte SAB de CV – Class O	3,181,873

94,100	Grupo Mexico SAB de CV – Series B	519,986

19,685	Unifin Financiera SAB de CV * (d)	—

	Total Mexico	10,801,902

	Netherlands — 2.0%

9,733	Aalberts NV	339,633

85,610	ABN AMRO Bank NV	2,212,971

3,930	Akzo Nobel NV (a)	268,205

9,661	Brunel International NV (a)	99,005

60,080	EXOR NV	5,784,416

263,997	ING Groep NV	5,607,864

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued

78,916	JDE Peet’s NV	2,171,713

151,369	Koninklijke Ahold Delhaize NV (b)	6,388,378

46,607	Koninklijke BAM Groep NV	389,690

191,812	Koninklijke KPN NV	901,798

123,458	NN Group NV	7,768,176

79,432	Prosus NV	4,080,277

18,077	Randstad NV (b)	757,779

11,510	SBM Offshore NV	264,088

93,615	Signify NV	2,287,821

	Total Netherlands	39,321,814

	New Zealand — 0.0%

106,452	Meridian Energy Ltd. (b)	348,534

	Norway — 0.8%

46,469	Aker BP ASA	1,069,270

62,660	Aker Solutions ASA	204,545

51,758	Austevoll Seafood ASA	469,875

37,830	BW LPG Ltd.	387,032

22,582	DOF Group ASA	196,920

151,723	Elkem ASA	292,456

323,279	Equinor ASA (b)	7,568,224

58,949	Europris ASA	459,032

90,051	Hoegh Autoliners ASA	749,525

245,878	Orkla ASA	2,788,008

10,505	Stolt-Nielsen Ltd.	263,044

76,128	Storebrand ASA	997,371

17,149	TGS ASA	141,090

68,707	Wallenius Wilhelmsen ASA	536,414

	Total Norway	16,122,806

	Pakistan — 0.0%

69,949	Oil & Gas Development Co. Ltd.	52,108

	Peru — 0.0%

4,100	Credicorp Ltd.	868,421

	Philippines — 0.0%

98,910	China Banking Corp.	134,123

1,100	GT Capital Holdings, Inc.	10,733

710,700	LT Group, Inc.	156,738

15,040	Manila Electric Co.	148,183

254,200	Manila Water Co., Inc.	151,790

3,935,024	Megaworld Corp.	126,153

119,000	Puregold Price Club, Inc.	66,116

32,700	Robinsons Retail Holdings, Inc.	22,164

375,100	Synergy Grid & Development Phils, Inc. *	76,944

	Total Philippines	892,944

	Poland — 0.2%

158,751	ORLEN SA	3,119,396

184,913	PGE Polska Grupa Energetyczna SA *	461,499

Shares	Description	Value ($)

Poland — continued

200	Powszechna Kasa Oszczednosci Bank Polski SA	4,024

53,256	Powszechny Zaklad Ubezpieczen SA	870,056

	Total Poland	4,454,975

Portugal — 0.3%

1,139,859	Banco Comercial Portugues SA – Class R	889,149

172,004	Galp Energia SGPS SA	2,753,662

147,446	Navigator Co. SA	577,396

32,897	NOS SGPS SA	144,124

56,924	REN - Redes Energeticas Nacionais SGPS SA	190,213

440,451	Sonae SGPS SA	610,509

	Total Portugal	5,165,053

Qatar — 0.1%

78,112	Ooredoo QPSC	265,396

297,309	Qatar National Bank QPSC	1,382,755

	Total Qatar	1,648,151

Russia — 0.0%

10,221,010	Alrosa PJSC (d) (f)	—

376,870,000	Federal Grid Co-Rosseti PJSC * (d) (f)	—

415,363	Gazprom Neft PJSC (d) (f)	—

4,924,596	Gazprom PJSC (d) (f)	—

1,279,700	GMK Norilskiy Nickel PAO * (d) (f)	—

18,204,300	Inter RAO UES PJSC (d) (f)	—

88,304	LSR Group PJSC * (d) (f)	—

4	LSR Group PJSC GDR * (d) (f)	—

192,855	LUKOIL PJSC * (d) (f)	—

5,760,219	Magnitogorsk Iron & Steel Works PJSC (d) (f)	—

71,800	Mechel PJSC * (d) (f)	—

1,472,470	Moscow Exchange MICEX-RTS PJSC (d) (f)	—

7,545,000	Mosenergo PJSC (d) (f)	—

191,960	Novatek PJSC (d) (f)	—

3,493,400	Novolipetsk Steel PJSC * (d) (f)	—

6,115	PhosAgro PJSC (d) (f)	—

118	PhosAgro PJSC GDR * (d) (f)	—

255,520	Polyus PJSC * (d) (f)	—

1	Polyus PJSC GDR * (d) (f)	—

49,974,140	RusHydro PJSC * (d) (f)	—

8,073,970	Sberbank of Russia PJSC (d) (f)	—

7,395	Severstal PAO (d) (f)	—

261,549	Severstal PAO GDR (Registered) * (d) (f)	—

29,090	SFI PJSC (d) (f)	—

27,770,670	Surgutneftegas PAO (d) (f)	—

986,916	Tatneft PJSC (d) (f)	—

725,480	Unipro PJSC * (d) (f)	—

55,470	United Co. RUSAL International PJSC * (d) (f)	—

150,462	VTB Bank PJSC * (d) (f)	—

	Total Russia	—

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Saudi Arabia — 0.3%

6,955	Al Rajhi Bank	168,701

59,751	Arab National Bank	344,672

34,859	Etihad Etisalat Co.	553,651

140,261	Riyad Bank	1,085,129

74,771	Saudi Awwal Bank	672,348

121,507	Saudi National Bank	1,122,868

126,809	Saudi Telecom Co.	1,414,970

	Total Saudi Arabia	5,362,339

	Singapore — 0.7%

72,800	Asian Pay Television Trust	4,572

92,400	Bumitama Agri Ltd.	51,890

885,400	ComfortDelGro Corp. Ltd.	974,146

36,906	DBS Group Holdings Ltd.	1,273,348

122,400	First Real Estate Investment Trust – (REIT)	25,222

188,800	First Resources Ltd.	207,238

1,207,500	Golden Agri-Resources Ltd.	233,743

353,900	Oversea-Chinese Banking Corp. Ltd.	4,445,033

55,900	Sheng Siong Group Ltd.	78,459

106,800	StarHub Ltd.	94,373

81,900	United Overseas Bank Ltd.	2,249,771

4,100	Venture Corp. Ltd.	35,144

58,100	Wilmar International Ltd.	137,227

315,300	Yangzijiang Financial Holding Ltd.	177,159

2,379,677	Yangzijiang Shipbuilding Holdings Ltd.	3,898,652

142,000	Yanlord Land Group Ltd. *	50,512

	Total Singapore	13,936,489

	South Africa — 0.3%

52,357	Absa Group Ltd.	504,957

18,239	African Rainbow Minerals Ltd.	161,424

12,895	JSE Ltd.	95,003

395	Motus Holdings Ltd.	1,971

2,150	Naspers Ltd. – N Shares	617,775

47,744	Nedbank Group Ltd.	678,280

1,333,012	Old Mutual Ltd.	865,196

13,558	Raubex Group Ltd.	30,809

154,910	Sanlam Ltd.	763,672

2,005	Shoprite Holdings Ltd.	32,584

674,967	Sibanye Stillwater Ltd. *	1,027,713

21,275	Tiger Brands Ltd.	408,970

	Total South Africa	5,188,354

	South Korea — 2.4%

15,081	Coway Co. Ltd.	969,785

42,814	Doosan Bobcat, Inc.	1,455,241

12,622	GS Holdings Corp.	397,663

36,974	Hana Financial Group, Inc.	1,944,609

30,361	Hankook Tire & Technology Co. Ltd.	846,743

53,911	HMM Co. Ltd.	831,590

96	Hyundai GF Holdings	518

Shares	Description	Value ($)

	South Korea — continued

32,521	Hyundai Glovis Co. Ltd.	2,668,744

1,408	Hyundai Home Shopping Network Corp.	55,686

43,366	Hyundai Mobis Co. Ltd.	7,949,689

12,022	Hyundai Motor Co.	1,611,375

9,393	KB Financial Group, Inc.	706,766

8,621	KB Financial Group, Inc. ADR	644,420

115,847	Kia Corp.	7,492,158

5,980	Korea Electric Power Corp.	130,784

51,785	KT&G Corp.	4,502,204

5,463	Kyung Dong Navien Co. Ltd.	297,359

13,999	LG Corp.	719,121

36,669	LG Electronics, Inc.	1,885,994

783	LG Innotek Co. Ltd.	82,058

7,908	POSCO Holdings, Inc. Sponsored ADR	361,396

17,161	Samsung E&A Co. Ltd.	270,027

109,356	Samsung Electronics Co. Ltd.	4,437,413

246	Samsung Electronics Co. Ltd. GDR (b)	247,745

32,898	Shinhan Financial Group Co. Ltd.	1,376,026

12,271	SK Square Co. Ltd. *	1,014,949

187,110	Woori Financial Group, Inc.	2,610,898

11,388	Youngone Corp.	500,358

	Total South Korea	46,011,319

	Spain — 2.0%

142,755	Acerinox SA	1,686,267

50,569	Atresmedia Corp. de Medios de Comunicacion SA (b)	341,558

800,513	Banco Bilbao Vizcaya Argentaria SA	12,017,265

2,450,979	Banco de Sabadell SA	7,802,639

1,420,830	Banco Santander SA	11,334,883

1,514	Faes Farma SA	7,506

36,383	Iberdrola SA (b)	666,891

10,684	Indra Sistemas SA (b)	440,193

1,185	Industria de Diseno Textil SA (b)	64,198

373,497	Mapfre SA (a)	1,412,770

47,480	Prosegur Cia de Seguridad SA (b)	147,133

166,213	Repsol SA	2,239,378

184,829	Unicaja Banco SA	406,273

	Total Spain	38,566,954

	Sweden — 0.6%

22,582	AcadeMedia AB (b)	190,449

19,135	Betsson AB – Class B (b)	370,320

9,218	Boliden AB *	288,185

145,593	Fastighets AB Balder – B Shares * (a)	1,020,822

109,339	Investor AB – B Shares (b)	3,219,802

488	Inwido AB	10,732

1,855	Loomis AB (b)	71,761

15,590	Peab AB – Class B	133,760

17,468	Skanska AB – B Shares	415,569

25,595	SKF AB – B Shares (a)	562,996

25,244	SSAB AB – B Shares	149,956

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Sweden — continued

62,706	Swedbank AB – A Shares	1,697,913

194,545	Telefonaktiebolaget LM Ericsson – B Shares	1,656,077

80,782	Volvo AB – B Shares (b)	2,238,359

	Total Sweden	12,026,701

	Switzerland — 1.6%

1,149	ABB Ltd. (Registered) (b)	65,088

130,942	Adecco Group AG (Registered) (b)	3,657,326

1,611	Galenica AG	166,860

1,096	Implenia AG (Registered)	64,514

7,939	Logitech International SA (Registered)	661,523

4,895	Mobilezone Holding AG (Registered)	69,479

13,245	Nestle SA (Registered) (b)	1,411,084

36,435	Novartis AG (Registered) (b)	4,205,659

24,988	Novartis AG Sponsored ADR (b)	2,892,611

46,366	Roche Holding AG (c)	15,020,131

1,976	Roche Holding AG (c)	675,188

15,780	Sandoz Group AG ADR	799,099

1,321	Swisscom AG (Registered) (b)	908,647

1,698	u-blox Holding AG *	189,580

	Total Switzerland	30,786,789

	Taiwan — 2.7%

181,799	Asustek Computer, Inc.	3,737,754

4,000	Bizlink Holding, Inc.	83,981

417,000	Cathay Financial Holding Co. Ltd.	824,908

92,000	Compal Electronics, Inc.	87,194

139,000	CTBC Financial Holding Co. Ltd.	187,639

285,000	Eva Airways Corp.	385,046

943,000	Evergreen Marine Corp. Taiwan Ltd.	7,618,547

397,000	Fubon Financial Holding Co. Ltd.	1,046,524

9,000	Fusheng Precision Co. Ltd.	104,384

578,406	Hon Hai Precision Industry Co. Ltd.	2,945,612

50,000	Kung Long Batteries Industrial Co. Ltd.	239,472

102,000	MediaTek, Inc.	4,187,976

225,000	Mitac Holdings Corp. *	439,208

2,840,566	Pou Chen Corp.	2,930,462

340,263	Radiant Opto-Electronics Corp.	1,660,853

45,000	Realtek Semiconductor Corp.	802,411

64,000	Shinkong Insurance Co. Ltd.	223,018

43,000	Simplo Technology Co. Ltd.	533,847

621,000	Taiwan Semiconductor Manufacturing Co. Ltd.	19,806,188

1,400	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (b)	270,648

25,000	United Integrated Services Co. Ltd.	459,171

187,000	Wan Hai Lines Ltd.	668,876

1,497,000	Yang Ming Marine Transport Corp.	3,938,357

190,000	Yuanta Financial Holding Co. Ltd.	196,906

102,000	YungShin Global Holding Corp.	208,216

	Total Taiwan	53,587,198

Shares	Description	Value ($)

	Thailand — 1.1%

212,200	3BB Internet Infrastructure Fund – Class F	38,751

3,100	Advanced Info Service PCL NVDR	26,963

243,900	AP Thailand PCL NVDR	50,474

401,500	Digital Telecommunications Infrastructure Fund – Class F	99,693

1,514,100	Kasikornbank PCL NVDR	7,101,721

9,715,800	Krung Thai Bank PCL NVDR	6,561,940

9,200	Mega Lifesciences PCL NVDR	7,158

794,700	PTT Exploration & Production PCL NVDR	2,367,995

1,778,700	PTT PCL NVDR	1,610,221

108,400	Regional Container Lines PCL NVDR	86,539

1,061,000	SCB X PCL NVDR	3,829,174

63,900	Sri Trang Gloves Thailand PCL NVDR	12,617

142,700	Thai Oil PCL NVDR	129,023

147,500	Thailand Future Fund	26,736

	Total Thailand	21,949,005

	Turkey — 0.0%

35,180	Dogus Otomotiv Servis ve Ticaret AS	155,647

91,213	Turk Hava Yollari AO *	636,233

	Total Turkey	791,880

	Ukraine — 0.0%

36,516	Kernel Holding SA *	179,333

	United Arab Emirates — 0.5%

199,074	Abu Dhabi Commercial Bank PJSC	654,351

16,470	Abu Dhabi Islamic Bank PJSC	85,976

211,414	Dubai Islamic Bank PJSC	474,794

149,895	Emaar Development PJSC	546,626

1,221,382	Emaar Properties PJSC	4,373,711

290,978	Emirates NBD Bank PJSC	1,773,953

152,284	First Abu Dhabi Bank PJSC	667,361

67,335	Orascom Construction PLC	348,759

	Total United Arab Emirates	8,925,531

	United Kingdom — 4.4%

188,369	3i Group PLC (b)	10,346,192

141,026	Aberdeen Group PLC	330,048

37,581	Anglo American PLC	1,114,627

6,575	Associated British Foods PLC	184,837

3,728	Berkeley Group Holdings PLC	211,454

587,215	BP PLC (b)	2,855,095

82,367	British American Tobacco PLC Sponsored ADR (b)	3,722,988

4,661,357	BT Group PLC (a)	11,285,922

55,117	Coca-Cola HBC AG	2,872,286

10,397	DCC PLC	649,979

30,601	Evraz PLC * (d)	—

338,518	Ferrexpo PLC *	246,846

607,430	Glencore PLC *	2,311,234

157,179	GSK PLC Sponsored ADR	6,449,054

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

31,833	GSK PLC (b)	646,654

12,278	Halfords Group PLC	27,735

215,830	Harbour Energy PLC	517,820

202,960	HSBC Holdings PLC	2,391,076

1,629	HSBC Holdings PLC Sponsored ADR (a) (b)	96,567

173,909	IG Group Holdings PLC	2,630,681

67,742	Imperial Brands PLC	2,569,092

27,836	International Personal Finance PLC	60,691

6,309	Investec PLC	45,052

1,218,551	ITV PLC (b)	1,283,724

164,507	J Sainsbury PLC	632,694

7,407	Johnson Matthey PLC	171,835

11,440	Keller Group PLC	236,759

1,321,314	Kingfisher PLC	4,946,219

68,000	Lifezone Metals Ltd. *	271,320

12,776	Lion Finance Group PLC	1,150,097

56,836	MONY Group PLC (b)	159,896

23,013	Morgan Sindall Group PLC	1,201,808

76,262	OSB Group PLC	503,130

45,981	Paragon Banking Group PLC	560,188

40,218	Pearson PLC Sponsored ADR (b)	641,477

51,612	Plus500 Ltd.	2,369,651

48,441	Reach PLC	49,502

92,863	Rio Tinto PLC Sponsored ADR (a)	5,518,848

39,903	Rio Tinto PLC (b)	2,361,538

111,010	Schroders PLC	532,278

81,467	Shell PLC (b)	2,687,996

16,084	Shell PLC ADR (b)	1,065,082

2,318	TBC Bank Group PLC	139,611

113,525	TP ICAP Group PLC	401,258

10,540	Unilever PLC Sponsored ADR (b)	672,874

17,213	Vesuvius PLC	83,637

631,752	Vodafone Group PLC Sponsored ADR (b)	6,532,316

135,577	Vodafone Group PLC (b)	140,602

80,576	Zigup PLC	377,669

	Total United Kingdom	86,257,939

	United States — 15.5%

7,780	Academy Sports & Outdoors, Inc. (a)	318,280

7,500	Advanced Drainage Systems, Inc.	824,700

32,698	Aemetis, Inc. * (a)	55,914

2,364	Affiliated Managers Group, Inc.	416,064

7,578	Aflac, Inc. (b)	784,626

9,803	AGCO Corp.	960,498

13,099	Akamai Technologies, Inc. * (b)	994,607

18,900	Albemarle Corp. (a)	1,053,864

2,152	Allstate Corp. (b)	451,640

68,776	Ally Financial, Inc.	2,407,160

7,224	Alphabet, Inc. – Class A (b)	1,240,650

6,034	Alphabet, Inc. – Class C (b)	1,042,977

81,993	Ameresco, Inc. – Class A * (a)	1,129,864

4,204	American Express Co. (b)	1,236,186

Shares	Description	Value ($)

	United States — continued

4,544	Applied Materials, Inc. (b)	712,272

3,979	Aptiv PLC *	265,837

26,500	Arch Capital Group Ltd. (b)	2,518,560

14,890	Archer-Daniels-Midland Co.	718,740

199,500	Array Technologies, Inc. * (a)	1,316,700

5,093	Arrow Electronics, Inc. *	602,909

12,726	AT&T, Inc. (b)	353,783

1,712	Atkore, Inc.	111,451

619	Autoliv, Inc.	63,646

3,056	AutoNation, Inc. *	561,846

16,508	Avnet, Inc.	825,565

140,235	Bank of America Corp. (b)	6,188,571

11,141	Bank of New York Mellon Corp. (b)	987,204

5,202	Bath & Body Works, Inc.	146,280

5,781	Best Buy Co., Inc.	383,165

35,250	Block, Inc. * (b)	2,176,687

11,776	Blue Owl Capital Corp.	172,518

47,181	BorgWarner, Inc.	1,561,219

1,769	Bread Financial Holdings, Inc.	90,644

29,106	Bristol-Myers Squibb Co. (b)	1,405,238

20,954	Builders FirstSource, Inc. *	2,256,327

7,191	Bunge Global SA	561,977

53,400	California Resources Corp.	2,358,678

28,385	Capital One Financial Corp. (b)	5,369,023

2,229	Carrier Global Corp. (b)	158,705

1,622	Caterpillar, Inc. (b)	564,505

22,367	CBRE Group, Inc. – Class A * (b)	2,796,322

64,116	Centene Corp. * (b)	3,618,707

2,125	CH Robinson Worldwide, Inc.	203,936

21,989	Chevron Corp. (a) (b)	3,005,896

1,935	Chubb Ltd. (b)	575,082

7,628	Cigna Group (b)	2,415,330

39,401	Cisco Systems, Inc. (b)	2,483,839

70,692	Citigroup, Inc. (b)	5,324,521

22,100	Civitas Resources, Inc.	604,877

166,041	Clean Energy Fuels Corp. * (a)	297,213

155,451	CNH Industrial NV (a)	1,944,692

50,626	Cognizant Technology Solutions Corp. – Class A (b)	4,100,200

165,809	Comcast Corp. – Class A (b)	5,732,017

6,814	Commercial Metals Co.	317,464

4,979	Conagra Brands, Inc.	113,969

3,855	Concentrix Corp. (a) (b)	215,745

15,999	ConocoPhillips (b)	1,365,515

11,500	Corteva, Inc.	814,200

37,200	Crescent Energy Co. – Class A (a)	312,108

7,124	Crocs, Inc. *	726,648

11,707	Cummins, Inc. (b)	3,763,566

83,477	CVS Health Corp. (b)	5,345,867

84,800	Darling Ingredients, Inc. *	2,642,368

55,770	Delta Air Lines, Inc. (b)	2,698,710

36,294	Devon Energy Corp.	1,098,256

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	United States — continued

17,051	Dollar General Corp. (a)	1,658,210

25,402	DR Horton, Inc. (b)	2,998,960

59,730	eBay, Inc. (b)	4,370,444

3,904	Edgewell Personal Care Co.	107,828

594	Electronic Arts, Inc. (b)	85,405

4,303	Elevance Health, Inc. (b)	1,651,663

1,379	EnerSys	115,326

2,873	Enova International, Inc. *	266,241

11,300	Enphase Energy, Inc. *	467,707

14,468	EOG Resources, Inc. (b)	1,570,791

12,325	EPAM Systems, Inc. * (b)	2,150,589

4,467	Everest Group Ltd.	1,550,898

16,855	Expedia Group, Inc. (b)	2,810,571

39,449	Exxon Mobil Corp. (b)	4,035,633

5,568	Federated Hermes, Inc.	234,970

3,762	FedEx Corp. (b)	820,492

7,100	First Solar, Inc. * (a)	1,122,368

3,176	FMC Corp.	128,819

341,575	Ford Motor Co. (b)	3,545,548

4,909	Fox Corp. – Class A (b)	269,700

49,364	Fox Corp. – Class B (b)	2,482,022

143,989	Franklin Resources, Inc. (a)	3,115,922

17,800	Freeport-McMoRan, Inc.	684,944

201,500	GCI Liberty, Inc. * (a) (e)	10,075

49,809	GE HealthCare Technologies, Inc. (b)	3,513,527

17,581	General Mills, Inc.	953,945

83,477	General Motors Co. (b)	4,141,294

2,766	Genpact Ltd. (b)	119,076

2,859	Goldman Sachs Group, Inc. (b)	1,716,687

49,380	GrafTech International Ltd. *	49,192

95,314	Green Plains, Inc. * (a)	396,506

1,218	Group 1 Automotive, Inc.	516,335

2,000	Gulfport Energy Corp. *	383,000

4,299	H&R Block, Inc. (b)	244,828

8,278	Hartford Insurance Group, Inc. (b)	1,074,816

2,700	Helmerich & Payne, Inc.	41,175

210,219	Hewlett Packard Enterprise Co.	3,632,584

148,363	HP, Inc.	3,694,239

3,484	Humana, Inc. (b)	812,225

20,816	Huntington Bancshares, Inc.	325,354

38,823	Incyte Corp. *	2,525,824

135,232	Intel Corp. (b)	2,643,786

10,697	International Business Machines Corp. (b)	2,771,165

38,953	Invesco Ltd.	563,260

7,896	Janus Henderson Group PLC	286,862

26,417	Johnson & Johnson (b)	4,100,183

16,123	JPMorgan Chase & Co. (b)	4,256,472

9,098	KB Home	469,275

6,643	Keurig Dr. Pepper, Inc.	223,670

1,936	Kimberly-Clark Corp. (b)	278,319

3,193	Kinder Morgan, Inc. (b)	89,532

1,645,144	Kosmos Energy Ltd. * (a)	2,730,939

Shares	Description	Value ($)

	United States — continued

110,163	Kraft Heinz Co.	2,944,657

7,609	Kroger Co. (b)	519,162

4,801	Lam Research Corp. (b)	387,873

2,129	La-Z-Boy, Inc. (a)	89,184

5,735	Lear Corp.	518,559

28,845	Lennar Corp. – Class A (a) (b)	3,059,878

16,600	Liberty Energy, Inc.	192,394

4,172	Lincoln National Corp.	138,260

3,922	LKQ Corp.	158,723

42,699	LyondellBasell Industries NV – Class A	2,412,066

4,291	M&T Bank Corp.	783,708

805	M/I Homes, Inc. *	85,821

8,358	Macy’s, Inc.	99,377

2,811	ManpowerGroup, Inc.	117,921

69,070	Match Group, Inc. (b)	2,067,956

7,028	Medtronic PLC (b)	583,183

61,696	Merck & Co., Inc. (a) (b)	4,740,721

4,199	Meritage Homes Corp.	267,098

4,583	Meta Platforms, Inc. – Class A (b)	2,967,447

1,683	MetLife, Inc. (b)	132,250

50,047	MGIC Investment Corp.	1,323,743

31,088	Micron Technology, Inc. (b)	2,936,572

91,390	Moderna, Inc. * (a)	2,427,318

1,102	Mohawk Industries, Inc. *	110,872

3,468	Molson Coors Beverage Co. – Class B	185,850

4,316	Mondelez International, Inc. – Class A (b)	291,287

8,503	Morgan Stanley (b)	1,088,639

2,074	Mueller Industries, Inc.	161,502

190	NewMarket Corp.	122,371

20,400	NEXTracker, Inc. – Class A *	1,156,476

6,700	Northern Oil & Gas, Inc. (a)	178,086

1,080	Northrop Grumman Corp. (b)	523,552

28,463	Nucor Corp.	3,112,714

3,447	Old Republic International Corp.	130,297

57,666	ON Semiconductor Corp. *	2,423,125

49,468	Organon & Co.	456,095

6,582	Oshkosh Corp.	652,869

41,119	Ovintiv, Inc.	1,472,883

2,866	Owens Corning	383,901

38,036	PACCAR, Inc. (b)	3,569,679

61,623	PayPal Holdings, Inc. * (b)	4,330,864

5,399	PepsiCo, Inc. (b)	709,699

3,923	Perdoceo Education Corp. (b)	133,539

234,465	Pfizer, Inc. (b)	5,507,583

9,028	PNC Financial Services Group, Inc.	1,569,157

4,575	Polaris, Inc.	179,431

2,781	PPG Industries, Inc.	308,135

5,459	Premier, Inc. – Class A (a)	125,448

20,600	ProPetro Holding Corp. * (a)	111,240

28,152	PulteGroup, Inc.	2,759,741

5,030	PVH Corp.	421,363

21,273	QUALCOMM, Inc. (b)	3,088,840

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	United States — continued

23,219	Radian Group, Inc.	792,929

6,223	Raymond James Financial, Inc. (b)	914,657

8,167	Regeneron Pharmaceuticals, Inc.	4,004,117

11,518	Regions Financial Corp. (a)	246,946

10,423	Sealed Air Corp.	335,621

5,049	Signet Jewelers Ltd. (a)	336,112

6,729	Sixth Street Specialty Lending, Inc.	156,718

1,453	Skechers USA, Inc. – Class A *	90,144

35,678	Skyworks Solutions, Inc.	2,462,852

15,401	SLM Corp.	498,530

12,400	SM Energy Co.	290,408

310	Snap-on, Inc.	99,432

78,100	SolarEdge Technologies, Inc. * (a)	1,394,866

36,724	Solventum Corp. *	2,684,157

21,951	State Street Corp. (b)	2,113,442

19,175	Steel Dynamics, Inc.	2,359,867

4,041	Steven Madden Ltd.	99,611

219,148	Sunrun, Inc. * (a)	1,641,419

64,219	Synchrony Financial	3,702,225

20,989	T. Rowe Price Group, Inc. (a)	1,964,360

25,851	Target Corp.	2,430,252

1,222	Taylor Morrison Home Corp. *	68,774

1,126	TE Connectivity PLC	180,239

1,803	Timken Co.	123,487

804	Toll Brothers, Inc.	83,817

6,002	Tri Pointe Homes, Inc. *	176,939

160,204	TRU Taj LLC/TRU Taj Finance, Inc. * (d)	146,854

10,656	Truist Financial Corp.	420,912

6,409	Tyson Foods, Inc. – Class A	359,929

71,076	U.S. Bancorp	3,098,203

1,370	UFP Industries, Inc.	133,657

30,694	United Airlines Holdings, Inc. * (b)	2,438,485

39,792	United Parcel Service, Inc. – Class B (b)	3,881,312

3,907	United Therapeutics Corp. *	1,245,747

5,030	Universal Health Services, Inc. – Class B	957,460

3,948	Unum Group	322,591

500	Valmont Industries, Inc.	159,020

1,200	Veralto Corp. (b)	121,236

142,181	Verizon Communications, Inc. (b)	6,250,277

300,706	Viatris, Inc.	2,643,206

70,504	VICI Properties, Inc. – (REIT) (a)	2,235,682

3,900	Viper Energy, Inc.	154,791

3,811	Vontier Corp.	136,243

254,371	Walgreens Boots Alliance, Inc.	2,861,674

6,342	Wells Fargo & Co. (b)	474,255

62,943	Western Union Co.	584,111

4,479	Whirlpool Corp. (a)	349,765

4,932	YETI Holdings, Inc. *	150,722

41,524	Zoom Communications, Inc. – Class A * (b)	3,373,825

	Total United States	302,646,311

Shares / Par Value†	Description	Value ($)

	Vietnam — 0.0%

17,600	Binh Minh Plastics JSC	92,447

24,319	Masan Consumer Corp.	119,051

221,200	Quang Ngai Sugar JSC	404,266

158,900	Vietnam Engine & Agricultural Machinery Corp.	239,158

	Total Vietnam	854,922

	TOTAL COMMON STOCKS (COST $1,659,126,224)	1,488,545,123

	PREFERRED STOCKS (g) —1.3%

	Brazil — 0.7%

848,000	Bradespar SA	2,312,930

2,640,550	Cia Energetica de Minas Gerais	5,004,557

53,700	Gerdau SA	143,181

517,559	Gerdau SA Sponsored ADR (a)	1,361,180

97,930	Itau Unibanco Holding SA	640,881

131,010	Itau Unibanco Holding SA Sponsored ADR	863,356

300,600	Itausa SA	581,806

406,400	Petroleo Brasileiro SA - Petrobras	2,195,605

90,870	Petroleo Brasileiro SA - Petrobras Sponsored ADR (b)	983,213

	Total Brazil	14,086,709

	Chile — 0.1%

41,600	Sociedad Quimica y Minera de Chile SA Sponsored ADR* (a)	1,265,888

	Colombia — 0.1%

25,210	Grupo Cibest SA ADR	1,044,450

4,913	Grupo Cibest SA	50,608

	Total Colombia	1,095,058

	Germany — 0.3%

17,319	Bayerische Motoren Werke AG	1,435,507

11,122	Henkel AG & Co. KGaA (b)	891,151

39,781	Volkswagen AG	4,307,275

	Total Germany	6,633,933

	Russia — 0.0%

15,222	Bashneft PJSC (d) (f)	—

79,750	Nizhnekamskneftekhim PJSC (d) (f)	—

49,530	Sberbank of Russia PJSC (d) (f)	—

20,862,000	Surgutneftegas PAO (d) (f)	—

12,313	Tatneft PJSC (d) (f)	—

33,700	Transneft PJSC (d) (f)	—

	Total Russia	—

	South Korea — 0.1%

3,452	LG Electronics, Inc.	91,111

33,261	Samsung Electronics Co. Ltd.	1,108,517

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares / Par Value†	Description	Value ($)

	South Korea — continued

114	Samsung Electronics Co. Ltd. GDR	94,371

	Total South Korea	1,293,999

	United States — 0.0%

1,288,200	NII Holdings, Inc. * (e)	450,870

	TOTAL PREFERRED STOCKS (COST $46,724,545)	24,826,457

	RIGHTS/WARRANTS — 0.1%

	Canada — 0.1%

724,783	Resolute Forest Products, Inc. * (e)	1,087,174

	TOTAL RIGHTS/WARRANTS (COST $1,022,632)	1,087,174

	INVESTMENT FUNDS — 0.0%

	United States — 0.0%

56,913	GMO U.S. Treasury Fund, Class VI (h) (i)	285,133

	TOTAL INVESTMENT FUNDS (COST $285,344)	285,133

	DEBT OBLIGATIONS — 28.8%

	United States — 28.8%

	U.S. Government — 28.8%

162,500,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 4.45%, due 04/30/26 (b)	162,620,450

121,236,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.18%, 4.48%, due 07/31/26	121,396,630

66,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.21%, 4.51%, due 10/31/26	66,097,231

1,135,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 4.40%, due 01/31/27	1,135,378

48,865,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 4.46%, due 04/30/27 (b)	48,893,089

22,396,140	U.S. Treasury Inflation-Indexed Bonds, 2.38%, due 02/15/55 (b)	21,288,820

73,171,380	U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34 (b)	72,593,267

68,598,379	U.S. Treasury Inflation-Indexed Notes, 2.13%, due 01/15/35 (b)	69,077,853

	Total U.S. Government	563,102,718

	Total United States	563,102,718

	TOTAL DEBT OBLIGATIONS (COST $561,780,472)	563,102,718

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 9.9%

	Money Market Funds — 0.3%

212,018	State Street Global Advisors Liquidity PLC - U.S. Treasury Liquidity Fund – Class D Shares, 4.15% (j) (k)	212,018

6,168,988	State Street Institutional Treasury Money Market Fund – Premier Class, 4.22% (j)	6,168,988

	Total Money Market Funds	6,381,006

	Repurchase Agreements — 9.6%

186,084,360	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 05/30/25, maturing on 06/02/25 with a maturity value of $186,151,195 and an effective yield of 4.31%, collateralized by a U.S. Treasury Note with maturity date 06/30/29 and a market value of $190,342,884.	186,084,360

	TOTAL SHORT-TERM INVESTMENTS (COST $192,465,366)	192,465,366

	TOTAL INVESTMENTS — 116.3% (Cost $2,461,404,583)	2,270,311,971

	SECURITIES SOLD SHORT — (17.3)%

	Common Stocks — (17.2)%

	Australia — (0.7)%

(15,722)	ASX Ltd.	(722,375)

(46,655)	CAR Group Ltd.	(1,069,203)

(4,041)	Cochlear Ltd.	(706,583)

(4,235)	Computershare Ltd.	(109,647)

(258,589)	Lottery Corp. Ltd.	(849,739)

(4,085)	Mineral Resources Ltd. *	(58,403)

(16,212)	Pro Medicus Ltd.	(2,939,201)

(7,947)	REA Group Ltd.	(1,227,536)

(47,519)	WiseTech Global Ltd.	(3,283,239)

(23,550)	Xero Ltd. *	(2,797,468)

	Total Australia	(13,763,394)

	Austria — (0.0)%

(1,354)	Verbund AG	(105,793)

	Belgium — (0.0)%

(378)	Argenx SE *	(216,886)

(72)	Lotus Bakeries NV	(745,592)

	Total Belgium	(962,478)

	Brazil — (0.2)%

(251,749)	NU Holdings Ltd. – Class A *	(3,023,505)

	Canada — (1.2)%

(3,236)	Agnico Eagle Mines Ltd.	(381,816)

(100,100)	AltaGas Ltd.	(2,796,542)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

(19,550)	Brookfield Renewable Corp.	(574,574)

(51,333)	Cameco Corp.	(3,004,520)

(67,264)	Enbridge, Inc.	(3,126,431)

(18,193)	Franco-Nevada Corp.	(3,070,978)

(56,330)	GFL Environmental, Inc.	(2,840,722)

(105,622)	Pan American Silver Corp.	(2,576,121)

(67,798)	Pembina Pipeline Corp.	(2,541,069)

(34,659)	Restaurant Brands International, Inc.	(2,474,999)

	Total Canada	(23,387,772)

	Denmark — (0.2)%

(23,592)	Coloplast AS – Class B	(2,293,628)

(71,786)	Tryg AS	(1,846,768)

	Total Denmark	(4,140,396)

	France — (0.4)%

(13,475)	Aeroports de Paris SA	(1,806,327)

(3,369)	Bureau Veritas SA	(115,127)

(313)	Dassault Aviation SA	(113,844)

(4,982)	Euronext NV	(811,962)

(119,277)	Getlink SE *	(2,281,504)

(1,080)	Hermes International SCA	(2,978,113)

	Total France	(8,106,877)

	Germany — (0.7)%

(2,097)	adidas AG	(523,020)

(7,445)	CTS Eventim AG & Co. KGaA	(903,052)

(61,683)	Delivery Hero SE *	(1,705,309)

(7,904)	MTU Aero Engines AG	(3,161,356)

(6,112)	Qiagen NV *	(275,890)

(787)	Rational AG	(647,097)

(1,150)	Rheinmetall AG	(2,464,756)

(30,090)	Siemens Energy AG *	(2,940,561)

(14,499)	Talanx AG	(1,880,965)

	Total Germany	(14,502,006)

	Israel — (0.4)%

(7,896)	CyberArk Software Ltd. *	(3,022,431)

(10,374)	Monday.com Ltd. *	(3,086,161)

(15,488)	Wix.com Ltd. *	(2,306,938)

	Total Israel	(8,415,530)

	Italy — (0.5)%

(49,091)	Amplifon SpA	(1,128,442)

(6,212)	Ferrari NV	(2,973,284)

(127,018)	FinecoBank Banca Fineco SpA	(2,746,886)

(199,966)	Infrastrutture Wireless Italiane SpA	(2,347,601)

	Total Italy	(9,196,213)

Shares	Description	Value ($)

	Japan — (1.4)%

(102,500)	Aeon Co. Ltd.	(3,151,172)

(73,400)	ANA Holdings, Inc.	(1,453,397)

(84,600)	Asics Corp.	(2,038,952)

(15,200)	Dentsu Group, Inc.	(328,310)

(8,100)	Disco Corp.	(1,814,489)

(200)	Fast Retailing Co. Ltd.	(66,618)

(7,700)	Fujikura Ltd.	(357,414)

(212,800)	Japan Exchange Group, Inc.	(2,330,888)

(56,100)	Kobe Bussan Co. Ltd.	(1,772,718)

(17,800)	Mitsubishi Heavy Industries Ltd.	(409,869)

(105,200)	MonotaRO Co. Ltd.	(2,170,137)

(126,000)	Oriental Land Co. Ltd.	(2,799,821)

(429,600)	Rakuten Group, Inc. *	(2,364,473)

(2,100)	Secom Co. Ltd.	(76,470)

(83,800)	Shiseido Co. Ltd.	(1,348,742)

(2,086,700)	SoftBank Corp.	(3,206,333)

(24,800)	Tokyu Corp.	(301,113)

(10,700)	West Japan Railway Co.	(230,587)

(28,200)	Zensho Holdings Co. Ltd.	(1,540,612)

(44,200)	ZOZO, Inc.	(478,917)

	Total Japan	(28,241,032)

	Netherlands — (0.5)%

(784)	Adyen NV *	(1,502,519)

(283)	ASM International NV	(154,022)

(17,599)	BE Semiconductor Industries NV	(2,126,754)

(49,230)	CVC Capital Partners PLC	(916,100)

(1,013)	Heineken Holding NV	(78,956)

(65,841)	InPost SA *	(1,082,143)

(100,451)	Universal Music Group NV	(3,214,176)

	Total Netherlands	(9,074,670)

	Norway — (0.2)%

(17,973)	Kongsberg Gruppen ASA *	(3,165,407)

	Peru — (0.1)%

(27,297)	Southern Copper Corp.	(2,481,570)

	Singapore — (0.2)%

(17,300)	CapitaLand Integrated Commercial Trust – (REIT)	(28,022)

(556,700)	CapitaLand Investment Ltd.	(1,085,575)

(594,946)	Grab Holdings Ltd. – Class A *	(2,897,387)

(131,600)	Keppel Ltd.	(691,024)

	Total Singapore	(4,702,008)

	Spain — (0.3)%

(73,741)	Cellnex Telecom SA *	(2,827,252)

(61,491)	Ferrovial SE	(3,132,643)

	Total Spain	(5,959,895)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	Sweden — (0.4)%

(68,719)	Beijer Ref AB	(1,013,370)

(82,974)	EQT AB	(2,431,265)

(1,401)	Lifco AB – B Shares	(57,052)

(5,025)	Spotify Technology SA *	(3,342,328)

	Total Sweden	(6,844,015)

	Switzerland — (0.3)%

(34,117)	Avolta AG	(1,829,722)

(5,436)	Bachem Holding AG	(342,332)

(1,630)	Partners Group Holding AG	(2,188,061)

(45,321)	SIG Group AG	(926,685)

(462)	VAT Group AG	(176,258)

	Total Switzerland	(5,463,058)

	United Kingdom — (1.2)%

(21,826)	Antofagasta PLC	(521,052)

(27,790)	Auto Trader Group PLC	(297,620)

(25,940)	Entain PLC	(263,009)

(247,614)	Informa PLC	(2,625,475)

(24,767)	InterContinental Hotels Group PLC	(2,838,002)

(20,207)	London Stock Exchange Group PLC	(3,074,630)

(128,689)	M&G PLC	(411,143)

(268,655)	Melrose Industries PLC	(1,702,152)

(206,384)	Phoenix Group Holdings PLC	(1,766,022)

(317,315)	Rolls-Royce Holdings PLC	(3,692,587)

(62,289)	Severn Trent PLC	(2,274,823)

(18,141)	United Utilities Group PLC	(287,230)

(189,235)	Wise PLC – Class A *	(2,807,584)

	Total United Kingdom	(22,561,329)

	United States — (8.3)%

(14,376)	AbbVie, Inc.	(2,675,517)

(3,446)	AECOM	(378,543)

(10,690)	Alnylam Pharmaceuticals, Inc. *	(3,255,746)

(822)	Amgen, Inc.	(236,884)

(1,115)	Analog Devices, Inc.	(238,588)

(9,514)	Arthur J Gallagher & Co.	(3,305,544)

(4,036)	Axon Enterprise, Inc. *	(3,028,453)

(6,180)	Bentley Systems, Inc. – Class B	(294,971)

(15,847)	Boeing Co. *	(3,285,400)

(10,090)	Burlington Stores, Inc. *	(2,303,244)

(9,403)	Carvana Co. *	(3,076,285)

(825)	Cheniere Energy, Inc.	(195,517)

(27,649)	Chipotle Mexican Grill, Inc. *	(1,384,662)

(14,205)	Cintas Corp.	(3,217,433)

(19,063)	Cloudflare, Inc. – Class A *	(3,162,361)

(3,231)	CoStar Group, Inc. *	(237,672)

(273)	Costco Wholesale Corp.	(283,969)

(43,370)	Dayforce, Inc. *	(2,562,300)

(18,924)	Dexcom, Inc. *	(1,623,679)

(76,188)	DraftKings, Inc. – Class A *	(2,733,625)

Shares	Description	Value ($)

	United States — continued

(1,108)	Ecolab, Inc.	(294,307)

(6,691)	Entegris, Inc.	(459,939)

(55,075)	EQT Corp.	(3,036,285)

(38,925)	Equitable Holdings, Inc.	(2,057,965)

(6,416)	Erie Indemnity Co. – Class A	(2,300,200)

(54,559)	Exact Sciences Corp. *	(3,070,581)

(1,559)	Fair Isaac Corp. *	(2,691,271)

(68,384)	Fastenal Co.	(2,826,995)

(36,240)	Fidelity National Information Services, Inc.	(2,885,066)

(8,051)	Fiserv, Inc. *	(1,310,622)

(10,407)	Flutter Entertainment PLC * (c)	(2,634,662)

(2,506)	Flutter Entertainment PLC * (c)	(633,266)

(97)	Gartner, Inc. *	(42,333)

(784)	HEICO Corp.	(234,918)

(725)	Howmet Aerospace, Inc.	(123,170)

(4,869)	HubSpot, Inc. *	(2,872,223)

(20,502)	Hyatt Hotels Corp. – Class A	(2,706,879)

(10,169)	Insulet Corp. *	(3,305,230)

(411)	Interactive Brokers Group, Inc. – Class A	(86,178)

(4,056)	International Flavors & Fragrances, Inc.	(310,527)

(10,432)	Keurig Dr. Pepper, Inc.	(351,245)

(29,777)	Liberty Media Corp.-Liberty Formula One – Class C *	(2,874,374)

(6,344)	Linde PLC	(2,966,328)

(20,532)	Live Nation Entertainment, Inc. *	(2,816,785)

(10,300)	Manhattan Associates, Inc. *	(1,944,434)

(7,337)	Marvell Technology, Inc.	(441,614)

(1,670)	Mastercard, Inc. – Class A	(977,952)

(3,190)	McKesson Corp.	(2,295,237)

(15,403)	MongoDB, Inc. *	(2,908,548)

(4,078)	Moody’s Corp.	(1,954,667)

(1,588)	Motorola Solutions, Inc.	(659,623)

(5,136)	MSCI, Inc.	(2,896,807)

(18,284)	Natera, Inc. *	(2,883,935)

(26,529)	Okta, Inc. *	(2,736,997)

(32,749)	ONEOK, Inc.	(2,647,429)

(24,943)	Palantir Technologies, Inc. – Class A *	(3,286,989)

(19,880)	Paychex, Inc.	(3,139,251)

(214,228)	Rivian Automotive, Inc. – Class A *	(3,112,733)

(42,005)	ROBLOX Corp. – Class A *	(3,653,595)

(14,821)	Roku, Inc. *	(1,073,930)

(52,457)	Rollins, Inc.	(3,003,163)

(710)	S&P Global, Inc.	(364,131)

(69,903)	Samsara, Inc. – Class A *	(3,253,286)

(3,024)	ServiceNow, Inc. *	(3,057,536)

(41,671)	Snap, Inc. – Class A *	(343,786)

(15,060)	Snowflake, Inc. – Class A *	(3,097,390)

(1,275)	Starbucks Corp.	(107,036)

(1,338)	STERIS PLC	(328,091)

(14,334)	Take-Two Interactive Software, Inc. *	(3,243,498)

(8,875)	Tesla, Inc. *	(3,074,833)

(2,028)	Texas Pacific Land Corp.	(2,259,253)

(78,198)	Toast, Inc. – Class A *	(3,298,392)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(2,538)	Trade Desk, Inc. – Class A *	(190,908)

(2,171)	TransDigm Group, Inc.	(3,187,962)

(2,663)	Tyler Technologies, Inc. *	(1,536,524)

(295)	Verisk Analytics, Inc.	(92,671)

(18,375)	Vistra Corp.	(2,950,474)

(1,181)	Waste Connections, Inc.	(232,763)

(5,044)	Watsco, Inc.	(2,237,367)

(1,702)	West Pharmaceutical Services, Inc.	(358,867)

(51,998)	Williams Cos., Inc.	(3,146,399)

(316)	Willis Towers Watson PLC	(100,030)

Shares	Description	Value ($)

	United States — continued

(35,535)	Zillow Group, Inc. – Class C *	(2,384,754)

(13,194)	Zscaler, Inc. *	(3,637,586)

	Total United States	(162,472,183)

	TOTAL COMMON STOCKS (PROCEEDS $230,926,648)	(336,569,131)

	PREFERRED STOCKS (g) — (0.1)%

	Germany — (0.1)%

(8,121)	Sartorius AG	(1,948,043)

	TOTAL PREFERRED STOCKS (PROCEEDS $2,399,215)	(1,948,043)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $233,325,863)	(338,517,174)

	Other Assets and Liabilities (net) — 1.0%	20,427,848

	TOTAL NET ASSETS — 100.0%	$1,952,222,645

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2025

Alrosa PJSC	12/06/17	$15,372,968	0.0%	$—

Bashneft PJSC	03/29/18	444,288	0.0%	—

Federal Grid Co-Rosseti PJSC	10/08/19	1,057,715	0.0%	—

Gazprom Neft PJSC	10/12/21	2,944,094	0.0%	—

Gazprom PJSC	08/10/20	17,682,067	0.0%	—

GMK Norilskiy Nickel PAO	02/11/20	4,352,696	0.0%	—

Inter RAO UES PJSC	01/13/20	1,798,790	0.0%	—

LSR Group PJSC	11/30/18	882,290	0.0%	—

LSR Group PJSC GDR	09/07/20	8	0.0%	—

LUKOIL PJSC	01/09/20	18,997,557	0.0%	—

Magnitogorsk Iron & Steel Works PJSC	10/11/17	4,815,566	0.0%	—

Mechel PJSC	11/12/21	133,558	0.0%	—

Moscow Exchange MICEX-RTS PJSC	10/20/17	3,091,486	0.0%	—

Mosenergo PJSC	11/19/21	224,074	0.0%	—

Nizhnekamskneftekhim PJSC	03/24/20	79,541	0.0%	—

Novatek PJSC	10/21/21	2,148,138	0.0%	—

Novolipetsk Steel PJSC	02/13/18	9,617,214	0.0%	—

PhosAgro PJSC	08/15/22	434,931	0.0%	—

PhosAgro PJSC GDR	10/15/21	2,792	0.0%	—

Polyus PJSC	07/27/20	5,699,094	0.0%	—

Polyus PJSC GDR	02/24/23	0	0.0%	—

RusHydro PJSC	05/06/21	538,627	0.0%	—

Sberbank of Russia PJSC	07/10/19	29,636,901	0.0%	—

Sberbank of Russia PJSC	01/10/22	183,324	0.0%	—

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2025 (Unaudited)

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2025

Severstal PAO	02/02/21	$126,124	0.0%	$—

Severstal PAO GDR (Registered)	10/23/17	5,003,828	0.0%	—

SFI PJSC	09/11/18	318,293	0.0%	—

Surgutneftegas PAO	07/20/17	12,778,800	0.0%	—

Surgutneftegas PAO	11/02/18	12,687,089	0.0%	—

Tatneft PJSC	11/02/18	8,698,468	0.0%	—

Tatneft PJSC	12/15/21	71,966	0.0%	—

Transneft PJSC	08/12/21	683,438	0.0%	—

Unipro PJSC	12/18/19	32,903	0.0%	—

United Co. RUSAL International PJSC	11/12/21	56,186	0.0%	—

VTB Bank PJSC	01/09/20	587,690	0.0%	—

				$—

A summary of outstanding financial instruments at May 31, 2025 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
935	U.S. Treasury Note 10 Yr. (CBT)	September 2025	103,551,250	569,282
925	U.S. Treasury Note 2 Yr. (CBT)	September 2025	191,879,688	244,111
2,321	U.S. Treasury Note 5 Yr. (CBT)	September 2025	251,103,187	533,519
480	U.S. Treasury Ultra 10 Yr. (CBT)	September 2025	54,022,500	102,830
115	U.S. Ultra Bond (CBT)	September 2025	13,347,188	94,203

			$613,903,813	$1,543,945

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
47	MSCI EAFE Index	June 2025	$6,120,575	$(26,459)
31	TOPIX Index	June 2025	5,986,423	65,380

			$12,106,998	$38,921

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.EM.S43	USD 45,000,000	1.00%	1.72%	N/A	06/20/2030	Quarterly	1,593,000	1,438,515	(154,485)
CDX.NA.HY.S44	USD 24,992,000	5.00%	3.51%	N/A	06/20/2030	Quarterly	(1,482,275)	(1,540,482)	(58,207)

							$110,725	$(101,967)	$(212,692)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2025 (Unaudited)

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2025, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.40%	GS	USD	13,141,111	06/24/2026	Monthly	—	75,439	75,439
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	14,538,749	06/18/2027	Monthly	—	(774,332)	(774,332)

							$—	$(698,893)	$(698,893)

As of May 31, 2025, for the above contracts and/ or agreements, the Fund had sufficient cash and/ or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(c)	Securities are traded on separate exchanges for the same entity.

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(e)	Investment valued using significant unobservable inputs.

(f)	The security is restricted as to resale.

(g)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(h)	Affiliated company.

(i)	All or a portion of this security is purchased with collateral from securities loaned.

(j)	The rate disclosed is the 7 day net yield as of May 31, 2025.

(k)

All or a portion of this security or derivative is owned by GMO Implementation SPC Ltd., which is a 100% owned subsidiary of GMO Implementation Fund. (l) Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

The rates shown on variable rate notes are the current interest rates at May 31, 2025, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

REIT - Real Estate Investment Trust

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

Counterparty Abbreviations:

GS - Goldman Sachs International

MORD - Morgan Stanley Capital Services LLC

Currency Abbreviations:

USD - United States Dollar

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT FUNDS — 99.9%

	United States — 99.9%

8,353,633	GMO International Equity Fund, Class IV (a)	248,437,055

4,935,581	GMO International Opportunistic Value Fund, Class IV (a)	81,881,278

1,088,366	GMO-Usonian Japan Value Creation Fund, Class VI (a)	25,032,421

	TOTAL INVESTMENT FUNDS (COST $280,657,436)	355,350,754

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

280,991	State Street Institutional Treasury Money Market Fund – Premier Class, 4.22% (b)	280,991

	TOTAL SHORT-TERM INVESTMENTS (COST $280,991)	280,991

	TOTAL INVESTMENTS — 100.0% (Cost $280,938,427)	355,631,745

	Other Assets and Liabilities (net) — 0.0%	65,435

	TOTAL NET ASSETS — 100.0%	$355,697,180

Notes to Schedule of Investments:

(a)	Affiliated company.
(b)	The rate disclosed is the 7 day net yield as of May 31, 2025.

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT FUNDS — 99.9%

	United States — 99.9%

3,765,096	GMO Emerging Markets Fund, Class VI (a)	94,315,644

5,046,303	GMO International Equity Fund, Class IV (a)	150,077,059

3,568,131	GMO International Opportunistic Value Fund, Class IV (a)	59,195,296

1,008,662	GMO-Usonian Japan Value Creation Fund, Class VI (a)	23,199,217

	TOTAL INVESTMENT FUNDS (COST $300,428,190)	326,787,216

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

431,373	State Street Institutional Treasury Money Market Fund – Premier Class, 4.22% (b)	431,373

	TOTAL SHORT-TERM INVESTMENTS (COST $431,373)	431,373

	TOTAL INVESTMENTS — 100.0% (Cost $300,859,563)	327,218,589

	Other Assets and Liabilities (net) — (0.0%)	(65,021)

	TOTAL NET ASSETS — 100.0%	$327,153,568

Notes to Schedule of Investments:

(a)	Affiliated company.
(b)	The rate disclosed is the 7 day net yield as of May 31, 2025.

GMO MAC Implementation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 137.9%

	United States — 137.9%

	U.S. Government — 98.1%

2,485,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 4.46%, due 04/30/27 (a)	2,486,428

	U.S. Government Agency — 39.8%

1,000,000	Uniform Mortgage-Backed Security, TBA, 6.00%, due 07/01/54	1,008,512

	Total United States	3,494,940

	TOTAL DEBT OBLIGATIONS (COST $3,495,076)	3,494,940

	SHORT-TERM INVESTMENTS — 0.6%

	Money Market Funds — 0.6%

15,852	State Street Institutional Treasury Money Market Fund – Premier Class, 4.22% (b)	15,852

	TOTAL SHORT-TERM INVESTMENTS (COST $15,852)	15,852

	TOTAL INVESTMENTS — 138.5% (Cost $3,510,928)	3,510,792

	Other Assets and Liabilities (net) — (38.5)%	(975,597)

	TOTAL NET ASSETS — 100.0%	$2,535,195

GMO MAC Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2025 (Unaudited)

A summary of outstanding financial instruments at May 31, 2025 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
11	U.S. Treasury Note 10 Yr. (CBT)	September 2025	1,218,250	12,876
17	U.S. Treasury Note 2 Yr. (CBT)	September 2025	3,526,437	5,230
3	U.S. Treasury Note 5 Yr. (CBT)	September 2025	324,563	1,684
5	U.S. Treasury Ultra 10 Yr. (CBT)	September 2025	562,734	7,415

			$5,631,984	$27,205

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
4	U.S. Long Bond (CBT)	September 2025	451,125	(9,131)
2	U.S. Ultra Bond (CBT)	September 2025	232,125	(5,315)

			$683,250	$(14,446)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Sell Protection^:
CDX.NA.HY.44	USD 20,000	5.00%	3.51%	20,000 USD	06/20/2030	Quarterly	1,210	1,233	23
ITRAXX.XO.43	EUR 86,000	5.00%	3.00%	86,000 EUR	06/20/2030	Quarterly	8,431	8,433	2

							$9,641	$9,666	$25

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2025, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1 Day Overnight Federal Funds Effective Rate minus 0.45%	iShares iBoxx $ Investment Grade Corporate Bond ETF	GS	USD 750,046	06/20/2025	At Maturity	$—	$14,906	$14,906

GMO MAC Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2025 (Unaudited)

As of May 31, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2025.

The rates shown on variable rate notes are the current interest rates at May 31, 2025, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

TBA - To Be Announced - Delayed Delivery Security

Counterparty Abbreviations:

GS - Goldman Sachs International

Currency Abbreviations:

EUR - Euro

USD - United States Dollar

GMO Multi-Asset Credit Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT FUNDS — 100.0%

	United States — 100.0%

73,170	GMO Emerging Country Debt Fund, Class VI (a)	1,497,073

87,617	GMO High Yield Fund, Class VI (a)	1,511,390

250,075	GMO MAC Implementation Fund (a)	2,535,758

185,928	GMO Opportunistic Income Fund, Class VI (a)	4,523,627

	TOTAL INVESTMENT FUNDS (COST $10,019,025)	10,067,848

	TOTAL INVESTMENTS — 100.0% (Cost $10,019,025)	10,067,848

	Other Assets and Liabilities (net) — (0.0%)	(505)

	TOTAL NET ASSETS — 100.0%	$10,067,343

Notes to Schedule of Investments:

(a)	Affiliated company.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2025 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 0.0%

	China — 0.0%

286,000	China Zhongwang Holdings Ltd. * (a)	—

	Russia — 0.0%

2,505	LUKOIL PJSC * (a) (b)	—

5,410	Novatek PJSC (a) (b)	—

	Total Russia	—

	TOTAL COMMON STOCKS (COST $284,812)	—

	INVESTMENT FUNDS — 103.1%

	United States — 103.1%

773,209	GMO Alternative Allocation Fund, Class VI (c)	13,693,536

297,094	GMO Asset Allocation Bond Fund, Class VI (c)	5,389,294

54,220	GMO Climate Change Fund, Class III (c)	959,143

154,578	GMO Emerging Country Debt Fund, Class VI (c)	3,162,660

166,155	GMO Emerging Markets ex-China Fund, Class VI (c)	2,073,609

208,413	GMO Emerging Markets Fund, Class VI (c)	5,220,747

529,115	GMO International Equity Fund, Class IV (c)	15,735,869

456,152	GMO International Opportunistic Value Fund, Class IV (c)	7,567,556

285,906	GMO-Usonian Japan Value Creation Fund, Class VI (c)	6,575,845

183,796	GMO Multi-Sector Fixed Income Fund, Class IV (c)	3,196,217

92,468	GMO Quality Fund, Class VI (c)	3,093,989

117,318	GMO Resources Fund, Class VI (c)	1,970,950

135,280	GMO Small Cap Quality Fund, Class VI (c)	3,008,618

Shares / Par Value†	Description	Value ($)

	United States — continued

570,029	GMO U.S. Equity Fund, Class VI (c)	7,393,281

344,884	GMO U.S. Opportunistic Value Fund, Class VI (c)	7,321,888

1,289,380	GMO U.S. Treasury Fund, Class VI (c)	6,459,794

	TOTAL INVESTMENT FUNDS (COST $82,758,665)	92,822,996

	DEBT OBLIGATIONS — 0.1%

	United States — 0.1%

	U.S. Government — 0.1%

100,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 4.45%, due 04/30/26 (d)	100,074

	TOTAL DEBT OBLIGATIONS (COST $99,986)	100,074

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

139,965	State Street Institutional Treasury Money Market Fund – Premier Class, 4.22% (e)	139,965

	TOTAL SHORT-TERM INVESTMENTS (COST $139,965)	139,965

	TOTAL INVESTMENTS — 103.3% (Cost $83,283,428)	93,063,035

	Other Assets and Liabilities (net) — (3.3)%	(2,994,509)

	TOTAL NET ASSETS — 100.0%	$90,068,526

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2025

LUKOIL PJSC	04/03/20	$175,270	0.0%	$—

Novatek PJSC	02/24/22	46,169	0.0%	—

				$—

As of May 31, 2025, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2025 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	The security is restricted as to resale.

(c)	Affiliated company.

(d)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(e)	The rate disclosed is the 7 day net yield as of May 31, 2025.

The rates shown on variable rate notes are the current interest rates at May 31, 2025, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

PJSC - Private Joint-Stock Company

Currency Abbreviations:

USD - United States Dollar

Organization

Each of Alternative Allocation Fund, Benchmark-Free Allocation Fund, Benchmark-Free Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, Implementation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund, MAC Implementation Fund (commenced operations on May 21, 2025), Multi-Asset Credit Fund (commenced operations on May 21, 2025) and Strategic Opportunities Allocation Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest primarily in other GMO Funds and Alternative Allocation Fund and Implementation Fund may also invest in GMO Alternative Allocation SPC Ltd. and GMO Implementation SPC Ltd. (each a “wholly-owned subsidiary”), respectively. These GMO Funds and wholly-owned subsidiaries are referenced herein as “underlying funds”. As a result, the Funds are exposed to all of the risks of the underlying funds in which they invest. Several of the underlying funds themselves invest a substantial portion of their assets in other GMO Funds. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Basis of presentation and principles of consolidation: Alternative Allocation Fund and Implementation Fund

Alternative Allocation Fund and Implementation Fund include the accounts of their wholly-owned subsidiaries and the accompanying Schedules of Investments have been consolidated for those accounts. The Consolidated Schedules of Investments include all of the assets and liabilities of each wholly-owned subsidiary. Alternative Allocation Fund and Implementation Fund are herein referred to as “Consolidated Alternative Allocation Fund” and “Consolidated Implementation Fund”, respectively.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are valued at the price generally determined by an industry standard model. Unlisted non-fixed income securities for which market quotations are readily available are generally valued at the most recent quoted price.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, prices will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect changes in valuation through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) and are described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended May 31, 2025, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; certain equity securities valued off the last traded price with a discount for liquidity; certain equity securities that are valued based on the last traded exchange price adjusted for the movement in a relevant index; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of May 31, 2025:

Description	Level 1	Level 2	Level 3		Total
Consolidated Alternative Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$8,001,922	$—		$8,001,922
Austria	—	1,433,445	—		1,433,445
Belgium	—	3,128,579	—		3,128,579
Canada	44,977,822	—	—		44,977,822
China	—	5,712,054	0	§	5,712,054
Denmark	—	10,354,907	—		10,354,907
Finland	—	2,782,926	—		2,782,926
France	1,629,902	18,029,810	—		19,659,712
Germany	—	39,386,820	—		39,386,820
Greece	—	76,444	—		76,444
Hong Kong	—	19,110,925	—		19,110,925
Ireland	—	675,865	—		675,865
Israel	2,169,239	5,697,114	—		7,866,353
Italy	421,102	6,756,043	—		7,177,145
Japan	—	52,209,535	—		52,209,535
Mexico	559,522	—	—		559,522
Netherlands	—	19,289,392	—		19,289,392
New Zealand	—	215,770	—		215,770
Norway	—	3,478,651	—		3,478,651
Poland	—	2,568,191	—		2,568,191
Singapore	—	2,174,651	—		2,174,651
South Korea	257,075	11,062,635	—		11,319,710
Spain	—	10,342,675	—		10,342,675
Sweden	598,626	5,334,531	—		5,933,157
Switzerland	—	10,312,591	—		10,312,591
Taiwan	985,320	4,496,322	—		5,481,642
Thailand	—	5,569,701	—		5,569,701
Turkey	—	284,430	—		284,430
United Kingdom	6,829,095	27,089,469	—		33,918,564
United States	614,304,976	—	4,782		614,309,758

TOTAL COMMON STOCKS	672,732,679	275,575,398	4,782		948,312,859

Preferred Stocks
Brazil	—	245,059	—		245,059
Germany	—	2,867,739	—		2,867,739
South Korea	—	307,782	—		307,782

TOTAL PREFERRED STOCKS	—	3,420,580	—		3,420,580

Rights/Warrants
Canada	—	—	264,384		264,384
United States	—	—	335,843		335,843

TOTAL RIGHTS/WARRANTS	—	—	600,227		600,227

Investment Funds
United States	25,000,000	—	12,812,912		37,812,912

TOTAL INVESTMENT FUNDS	25,000,000	—	12,812,912		37,812,912

Debt Obligations
Dominican Republic	—	2,540,391	—		2,540,391
United States	212,096,132	68,988,210	—		281,084,342
Uruguay	—	935,712	—		935,712

TOTAL DEBT OBLIGATIONS	212,096,132	72,464,313	—		284,560,445

Short-Term Investments	2,485,917	43,770,519	—		46,256,436
Purchased Options	1,226,555	—	—		1,226,555

Total Investments	913,541,283	395,230,810	13,417,921		1,322,190,014

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$6,584,367	$—	$6,584,367
Futures Contracts
Equity Risk	4,080	3,071,872	—	3,075,952
Interest Rate Risk	495,494	—	—	495,494
Physical Commodity Contract Risk	1,338,314	—	—	1,338,314
Swap Contracts
Credit Risk	—	12,898,969	—	12,898,969
Equity Risk	—	1,064,854	—	1,064,854
Interest Rate Risk	—	3,962,408	—	3,962,408

Total	$915,379,171	$422,813,280	$13,417,921	$1,351,610,372

Liability Valuation Inputs
Common Stocks
Australia	$—	$(24,988,752)	$—	$(24,988,752)
Austria	—	(72,742)	—	(72,742)
Belgium	—	(2,714,573)	—	(2,714,573)
Brazil	(2,643,052)	—	—	(2,643,052)
Canada	(25,721,819)	—	—	(25,721,819)
China	(96,561)	(960,530)	—	(1,057,091)
Denmark	—	(5,243,270)	—	(5,243,270)
Finland	—	(720,381)	—	(720,381)
France	—	(12,257,766)	—	(12,257,766)
Germany	—	(15,909,556)	—	(15,909,556)
Hong Kong	—	(3,445,737)	—	(3,445,737)
Israel	(7,503,754)	—	—	(7,503,754)
Italy	—	(8,775,135)	—	(8,775,135)
Japan	—	(39,408,755)	—	(39,408,755)
Netherlands	(737,432)	(9,215,805)	—	(9,953,237)
New Zealand	—	(743,558)	—	(743,558)
Norway	—	(2,342,398)	—	(2,342,398)
Peru	(1,835,023)	—	—	(1,835,023)
Portugal	—	(884,096)	—	(884,096)
Singapore	(2,880,413)	(3,963,992)	—	(6,844,405)
Spain	—	(7,252,987)	—	(7,252,987)
Sweden	(2,465,674)	(6,189,283)	—	(8,654,957)
Switzerland	—	(9,041,734)	—	(9,041,734)
United Kingdom	—	(28,303,094)	—	(28,303,094)
United States	(351,006,234)	(2,067,072)	—	(353,073,306)

TOTAL COMMON STOCKS	(394,889,962)	(184,501,216)	—	(579,391,178)

Preferred Stocks
Germany	—	(1,724,238)	—	(1,724,238)

TOTAL PREFERRED STOCKS	—	(1,724,238)	—	(1,724,238)

Debt Obligations
United States	—	(25,461,251)	—	(25,461,251)

TOTAL DEBT OBLIGATIONS	—	(25,461,251)	—	(25,461,251)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(3,219,925)	—	(3,219,925)
Futures Contracts
Equity Risk	(2,847,884)	(3,399,744)	—	(6,247,628)
Interest Rate Risk	(66,757)	—	—	(66,757)
Physical Commodity Contract Risk	(2,363,497)	—	—	(2,363,497)

Description	Level 1	Level 2	Level 3		Total
Consolidated Alternative Allocation Fund (continued)
Liability Valuation Inputs (continued)
Derivatives^ (continued)
Written Options
Credit Risk	$—	$(199,847)	$—		$(199,847)
Equity Risk	(9,383,169)	—	—		(9,383,169)
Swap Contacts
Credit Risk	—	(4,375,157)	—		(4,375,157)
Equity Risk	—	(1,839,256)	—		(1,839,256)
Interest Rate Risk	—	(3,578,195)	—		(3,578,195)

Total	$(409,551,269)	$(228,298,829)	$—		$(637,850,098)

Benchmark-Free Allocation Fund
Asset Valuation Inputs
Investment Funds	$2,247,382,127	$—	$—		$2,247,382,127
Short-Term Investments	1,775,451	—	—		1,775,451

Total Investments	2,249,157,578	—	—		2,249,157,578

Total	$2,249,157,578	$—	$—		$2,249,157,578

Benchmark-Free Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$12,676,339	$—		$12,676,339
Austria	—	3,924,954	—		3,924,954
Belgium	—	5,893,830	—		5,893,830
Brazil	802,449	4,366,140	—		5,168,589
Canada	34,673,304	86,439	—		34,759,743
China	3,746,036	17,202,011	0	§	20,948,047
Colombia	13,896	—	—		13,896
Czech Republic	—	115,341	—		115,341
Denmark	—	5,951,436	—		5,951,436
Egypt	—	105,056	—		105,056
Finland	—	3,421,792	—		3,421,792
France	1,791,241	23,902,041	—		25,693,282
Germany	—	19,195,148	—		19,195,148
Greece	—	386,955	0	§	386,955
Hong Kong	—	7,568,710	—		7,568,710
Hungary	—	4,807,920	—		4,807,920
India	981,890	12,012,289	—		12,994,179
Indonesia	—	8,146,869	—		8,146,869
Ireland	—	194,723	—		194,723
Israel	1,376,061	2,913,031	—		4,289,092
Italy	353,065	13,215,497	—		13,568,562
Japan	1,469,111	175,560,057	—		177,029,168
Kuwait	—	230,740	—		230,740
Mexico	4,811,289	—	0	§	4,811,289
Netherlands	—	18,684,268	—		18,684,268
New Zealand	—	139,329	—		139,329
Norway	—	6,658,685	—		6,658,685
Peru	402,439	—	—		402,439
Philippines	—	263,772	—		263,772
Poland	—	2,149,343	—		2,149,343
Portugal	—	1,181,565	—		1,181,565
Qatar	—	721,156	—		721,156
Russia	—	—	0	§	0§
Saudi Arabia	—	2,589,057	—		2,589,057
Singapore	—	6,811,727	—		6,811,727

Description	Level 1	Level 2	Level 3		Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
South Africa	$—	$1,942,692	$—		$1,942,692
South Korea	435,462	21,262,377	—		21,697,839
Spain	—	18,237,442	—		18,237,442
Sweden	—	5,579,611	—		5,579,611
Switzerland	1,964,011	12,817,545	—		14,781,556
Taiwan	154,656	25,593,715	—		25,748,371
Thailand	—	10,639,622	—		10,639,622
Turkey	—	361,756	—		361,756
United Arab Emirates	—	4,318,762	—		4,318,762
United Kingdom	11,921,623	23,387,024	0	§	35,308,647
United States	131,879,901	—	—		131,879,901
Vietnam	—	423,734	—		423,734

TOTAL COMMON STOCKS	196,776,434	485,640,500	0	§	682,416,934

Preferred Stocks
Brazil	1,409,899	3,433,283	—		4,843,182
Colombia	470,603	—	—		470,603
Germany	—	3,372,461	—		3,372,461
Russia	—	—	0	§	0§
South Korea	—	704,162	—		704,162

TOTAL PREFERRED STOCKS	1,880,502	7,509,906	0	§	9,390,408

Rights/Warrants
Canada	—	—	11,850		11,850

TOTAL RIGHTS/WARRANTS	—	—	11,850		11,850

Investment Funds
United States	248,663,469	—	—		248,663,469

TOTAL INVESTMENT FUNDS	248,663,469	—	—		248,663,469

Debt Obligations
United States	168,751,270	73,048,201	—		241,799,471

TOTAL DEBT OBLIGATIONS	168,751,270	73,048,201	—		241,799,471

Short-Term Investments	5,924,300	115,999,446	—		121,923,746

Total Investments	621,995,975	682,198,053	11,850		1,304,205,878

Derivatives^
Futures Contracts
Equity Risk	—	31,693	—		31,693
Interest Rate Risk	710,734	—	—		710,734
Swap Contracts
Credit Risk	—	728,848	—		728,848
Equity Risk	—	47,015	—		47,015

Total	$622,706,709	$683,005,609	$11,850		$1,305,724,168

Liability Valuation Inputs
Common Stocks
Australia	$—	$(6,541,278)	$—		$(6,541,278)
Austria	—	(46,958)	—		(46,958)
Belgium	—	(458,834)	—		(458,834)
Brazil	(1,440,888)	—	—		(1,440,888)
Canada	(11,101,622)	—	—		(11,101,622)
Denmark	—	(2,008,424)	—		(2,008,424)
France	—	(3,886,993)	—		(3,886,993)
Germany	—	(6,920,205)	—		(6,920,205)
Israel	(4,055,899)	—	—		(4,055,899)
Italy	—	(4,407,283)	—		(4,407,283)

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Liability Valuation Inputs (continued)
Common Stocks (continued)
Japan	$—	$(13,501,738)	$—	$(13,501,738)
Netherlands	—	(4,285,071)	—	(4,285,071)
Norway	—	(1,466,376)	—	(1,466,376)
Peru	(1,182,648)	—	—	(1,182,648)
Singapore	(1,380,791)	(862,529)	—	(2,243,320)
Spain	—	(2,909,047)	—	(2,909,047)
Sweden	(1,593,010)	(1,742,166)	—	(3,335,176)
Switzerland	—	(2,613,277)	—	(2,613,277)
United Kingdom	—	(10,781,402)	—	(10,781,402)
United States	(76,268,711)	(1,292,648)	—	(77,561,359)

TOTAL COMMON STOCKS	(97,023,569)	(63,724,229)	—	(160,747,798)

Preferred Stocks
Germany	—	(917,531)	—	(917,531)

TOTAL PREFERRED STOCKS	—	(917,531)	—	(917,531)

Derivatives^
Futures Contracts
Equity Risk	(12,385)	—	—	(12,385)
Swap Contacts
Credit Risk	—	(705,643)	—	(705,643)
Equity Risk	—	(391,577)	—	(391,577)

Total	$(97,035,954)	$(65,738,980)	$—	$(162,774,934)

Global Asset Allocation Fund
Asset Valuation Inputs
Investment Funds	$396,223,198	$—	$—	$396,223,198
Short-Term Investments	44,492	—	—	44,492

Total Investments	396,267,690	—	—	396,267,690

Total	$396,267,690	$—	$—	$396,267,690

Global Developed Equity Allocation Fund
Asset Valuation Inputs
Investment Funds	$81,972,035	$—	$—	$81,972,035
Short-Term Investments	79,765	—	—	79,765

Total Investments	82,051,800	—	—	82,051,800

Total	$82,051,800	$—	$—	$82,051,800

Global Equity Allocation Fund
Asset Valuation Inputs
Investment Funds	$542,764,806	$—	$—	$542,764,806
Short-Term Investments	345,536	—	—	345,536

Total Investments	543,110,342	—	—	543,110,342

Total	$543,110,342	$—	$—	$543,110,342

Consolidated Implementation Fund
Asset Valuation Inputs
Common Stocks
Argentina	$4,518,538	$—	$—	$4,518,538
Australia	—	26,782,354	—	26,782,354
Austria	—	8,735,400	—	8,735,400
Belgium	—	12,128,716	—	12,128,716
Brazil	1,327,433	11,905,096	—	13,232,529

Description	Level 1	Level 2	Level 3		Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Canada	$77,106,687	$178,211	$—		$77,284,898
China	7,709,433	36,529,769	1		44,239,203
Colombia	30,357	—	—		30,357
Czech Republic	—	242,915	—		242,915
Denmark	—	13,584,836	—		13,584,836
Egypt	—	159,777	—		159,777
Finland	—	7,712,961	—		7,712,961
France	3,659,838	50,637,561	—		54,297,399
Germany	—	40,187,811	—		40,187,811
Greece	—	798,362	—		798,362
Hong Kong	—	16,411,613	—		16,411,613
Hungary	—	10,806,666	—		10,806,666
India	2,020,232	25,138,263	12,284		27,170,779
Indonesia	58,310	16,304,786	—		16,363,096
Ireland	—	468,281	—		468,281
Israel	2,871,995	6,129,102	—		9,001,097
Italy	769,250	28,607,917	—		29,377,167
Japan	2,885,910	364,870,689	—		367,756,599
Kuwait	—	505,997	—		505,997
Mexico	10,801,902	—	0	§	10,801,902
Netherlands	—	39,321,814	—		39,321,814
New Zealand	—	348,534	—		348,534
Norway	—	16,122,806	—		16,122,806
Pakistan	—	52,108	—		52,108
Peru	868,421	—	—		868,421
Philippines	—	892,944	—		892,944
Poland	—	4,454,975	—		4,454,975
Portugal	—	5,165,053	—		5,165,053
Qatar	—	1,648,151	—		1,648,151
Russia	—	—	0	§	0	§
Saudi Arabia	—	5,362,339	—		5,362,339
Singapore	—	13,936,489	—		13,936,489
South Africa	—	5,188,354	—		5,188,354
South Korea	1,005,816	45,005,503	—		46,011,319
Spain	—	38,566,954	—		38,566,954
Sweden	—	12,026,701	—		12,026,701
Switzerland	3,691,710	27,095,079	—		30,786,789
Taiwan	270,648	53,316,550	—		53,587,198
Thailand	—	21,949,005	—		21,949,005
Turkey	—	791,880	—		791,880
Ukraine	—	179,333	—		179,333
United Arab Emirates	—	8,925,531	—		8,925,531
United Kingdom	24,970,526	61,287,413	0	§	86,257,939
United States	302,489,382	—	156,929		302,646,311
Vietnam	—	854,922	—		854,922

TOTAL COMMON STOCKS	447,056,388	1,041,319,521	169,214		1,488,545,123

Preferred Stocks
Brazil	3,207,749	10,878,960	—		14,086,709
Chile	1,265,888	—	—		1,265,888
Colombia	1,095,058	—	—		1,095,058
Germany	—	6,633,933	—		6,633,933
Russia	—	—	0	§	0	§
South Korea	—	1,293,999	—		1,293,999
United States	—	—	450,870		450,870

TOTAL PREFERRED STOCKS	5,568,695	18,806,892	450,870		24,826,457

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Rights/Warrants
Canada	$—	$—	$1,087,174	$1,087,174

TOTAL RIGHTS/WARRANTS	—	—	1,087,174	1,087,174

Investment Funds
United States	285,133	—	—	285,133

TOTAL INVESTMENT FUNDS	285,133	—	—	285,133

Debt Obligations
United States	400,142,778	162,959,940	—	563,102,718

TOTAL DEBT OBLIGATIONS	400,142,778	162,959,940	—	563,102,718

Short-Term Investments	6,168,988	186,296,378	—	192,465,366

Total Investments	859,221,982	1,409,382,731	1,707,258	2,270,311,971

Derivatives^
Futures Contracts
Equity Risk	—	65,380	—	65,380
Interest Rate Risk	1,543,945	—	—	1,543,945
Swap Contracts
Credit Risk	—	1,438,515	—	1,438,515
Equity Risk	—	75,439	—	75,439

Total	$860,765,927	$1,410,962,065	$1,707,258	$2,273,435,250

Liability Valuation Inputs
Common Stocks
Australia	$—	$(13,763,394)	$—	$(13,763,394)
Austria	—	(105,793)	—	(105,793)
Belgium	—	(962,478)	—	(962,478)
Brazil	(3,023,505)	—	—	(3,023,505)
Canada	(23,387,772)	—	—	(23,387,772)
Denmark	—	(4,140,396)	—	(4,140,396)
France	—	(8,106,877)	—	(8,106,877)
Germany	—	(14,502,006)	—	(14,502,006)
Israel	(8,415,530)	—	—	(8,415,530)
Italy	—	(9,196,213)	—	(9,196,213)
Japan	—	(28,241,032)	—	(28,241,032)
Netherlands	—	(9,074,670)	—	(9,074,670)
Norway	—	(3,165,407)	—	(3,165,407)
Peru	(2,481,570)	—	—	(2,481,570)
Singapore	(2,897,387)	(1,804,621)	—	(4,702,008)
Spain	—	(5,959,895)	—	(5,959,895)
Sweden	(3,342,328)	(3,501,687)	—	(6,844,015)
Switzerland	—	(5,463,058)	—	(5,463,058)
United Kingdom	—	(22,561,329)	—	(22,561,329)
United States	(159,837,521)	(2,634,662)	—	(162,472,183)

TOTAL COMMON STOCKS	(203,385,613)	(133,183,518)	—	(336,569,131)

Preferred Stocks
Germany	—	(1,948,043)	—	(1,948,043)

TOTAL PREFERRED STOCKS	—	(1,948,043)	—	(1,948,043)

Derivatives^
Futures Contracts
Equity Risk	(26,459)	—	—	(26,459)
Swap Contacts
Credit Risk	—	(1,540,482)	—	(1,540,482)
Equity Risk	—	(774,332)	—	(774,332)

Total	$(203,412,072)	$(137,446,375)	$—	$(340,858,447)

Description	Level 1	Level 2	Level 3		Total
International Developed Equity Allocation Fund
Asset Valuation Inputs
Investment Funds	$355,350,754	$—	$—		$355,350,754
Short-Term Investments	280,991	—	—		280,991

Total Investments	355,631,745	—	—		355,631,745

Total	$355,631,745	$—	$—		$355,631,745

International Equity Allocation Fund
Asset Valuation Inputs
Investment Funds	$326,787,216	$—	$—		$326,787,216
Short-Term Investments	431,373	—	—		431,373

Total Investments	327,218,589	—	—		327,218,589

Total	$327,218,589	$—	$—		$327,218,589

MAC Implementation Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$2,486,428	$—	$—		$2,486,428
U.S. Government Agency	—	1,008,512	—		1,008,512

TOTAL DEBT OBLIGATIONS	2,486,428	1,008,512	—		3,494,940

Short-Term Investments	15,852	—	—		15,852

Total Investments	2,502,280	1,008,512	—		3,510,792

Derivatives^
Futures Contracts
Interest Rate Risk	27,205	—	—		27,205
Swap Contracts
Credit Risk	—	9,666	—		9,666
Interest Rate Risk	—	14,906	—		14,906

Total	$2,529,485	$1,033,084	$—		$3,562,569

Liability Valuation Inputs
Derivatives^
Futures Contracts
Interest Rate Risk	$(14,446)	$—	$—		$(14,446)

Total	$(14,446)	$—	$—		$(14,446)

Multi-Asset Credit Fund
Asset Valuation Inputs
Investment Funds	$10,067,848	$—	$—		$10,067,848

Total Investments	10,067,848	—	—		10,067,848

Total	$10,067,848	$—	$—		$10,067,848

Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Common Stocks
China	$—	$—	$0	§	$0	§
Russia	—	—	0	§	0	§

TOTAL COMMON STOCKS	—	—	0	§	0	§

Investment Funds
United States	92,822,996	—	—		92,822,996

TOTAL INVESTMENT FUNDS	92,822,996	—	—		92,822,996

Description	Level 1	Level 2	Level 3		Total
Strategic Opportunities Allocation Fund (continued)
Asset Valuation Inputs (continued)
Debt Obligations
United States	$100,074	$—	$—		$100,074

TOTAL DEBT OBLIGATIONS	100,074	—	—		100,074

Short-Term Investments	139,965	—	—		139,965

Total Investments	93,063,035	—	0	§	93,063,035

Total	$93,063,035	$—	$0	§	$93,063,035

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

§	Represents the interest in securities that were determined to have a value of zero at May 31, 2025.
^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ financial statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

As of May 31, 2025, Alternative Allocation Fund’s Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendors).

The following is a reconciliation of securities and derivatives, if any, for Funds in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2025	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balances as of May 31, 2025	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2025
Consolidated Alternative Allocation Fund
Common Stocks
United States	$4,782	$—	$—	$—	$—	$—	$—	$—	$4,782	$—
Rights/Warrants
Canada	264,384	—	—	—	—	—	—	—	264,384	—
United States	335,843	—	—	—	—	—	—	—	335,843	—
Investment Funds
United States	14,784,129	—	(1,971,217)	—	—	—	—	—	12,812,912	—

Total Investments	$15,389,138	$—	$(1,971,217)	$—	$—	$—	$—	$—	$13,417,921	$—

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended May 31, 2025.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Consolidated Alternative Allocation Fund
Common Stock	0§	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of May 31, 2025, the value of these securities and/or derivatives for Consolidated Alternative Allocation Fund was $13,417,921. The inputs for these investments are not readily available or cannot be reasonably estimated.

§	Represents the interest in securities that were determined to have a value of zero at May 31, 2025.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended May 31, 2025 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Consolidated Alternative Allocation Fund
GMO U.S. Treasury Fund, Class VI	$25,000,000	$—	$—	$282,145		$—	$—	$—	$25,000,000

Benchmark-Free Allocation Fund
GMO Alternative Allocation Fund, Class VI	$303,421,305	$6,496,182	$18,370,000	$—		$—	$1,012,146	$(747,111)	$291,812,522
GMO Climate Change Fund, Class III	19,164,880	—	—	—		—	—	511,657	19,676,537
GMO Emerging Country Debt Fund, Class VI	53,999,642	—	8,860,000	—		—	385,156	(570,582)	44,954,216
GMO High Yield Fund, Class VI	23,591,753	—	—	—		—	—	304,768	23,896,521
GMO Implementation Fund	1,870,255,937	42,994,060	166,002,606	—		—	10,134,832	64,422,839	1,821,805,062
GMO Opportunistic Income Fund, Class VI	70,152,430	861,322	25,475,000	861,322		—	(332,529)	31,046	45,237,269

Totals	$2,340,585,947	$50,351,564	$218,707,606	$861,322		$—	$11,199,605	$63,952,617	$2,247,382,127

Benchmark-Free Fund
GMO Alternative Allocation Fund, Class VI	$148,175,792	$—	$—	$—		$—	$—	$(167,146)	$148,008,646
GMO Climate Change Fund, Class III	10,208,470	—	—	—		—	—	272,542	10,481,012
GMO Emerging Country Debt Fund, Class VI	23,631,327	—	—	—		—	—	(46,109)	23,585,218
GMO High Yield Fund, Class VI	11,502,608	—	—	—		—	—	148,595	11,651,203
GMO Opportunistic Income Fund, Class VI	37,539,543	—	14,099,166	451,684		—	(1,131,676)	970,574	23,279,275
GMO Resources Fund, Class VI	29,715,241	—	—	—		—	—	(958,556)	28,756,685
GMO U.S. Treasury Fund, Class VI	5,054,182	68,575,397	70,728,149	—	**	—	—	—	2,901,430

Totals	$265,827,163	$68,575,397	$84,827,315	$451,684		$—	$(1,131,676)	$219,900	$248,663,469

Global Asset Allocation Fund
GMO Alternative Allocation Fund, Class VI	$50,536,427	$1,837,730	$2,300,000	$—		$—	$(279,585)	$243,559	$50,038,131
GMO Asset Allocation Bond Fund, Class VI	24,036,024	—	2,000,000	—		—	(541,189)	(194,183)	21,300,652
GMO Climate Change Fund, Class III	2,881,930	—	—	—		—	—	76,940	2,958,870
GMO Emerging Country Debt Fund, Class VI	12,611,660	—	—	—		—	—	(24,608)	12,587,052
GMO Emerging Markets ex-China Fund, Class VI	10,519,860	887,667	—	—		—	—	1,156,146	12,563,673
GMO Emerging Markets Fund, Class VI	21,942,738	855,478	—	—		—	—	1,990,073	24,788,289
GMO International Equity Fund, Class IV	52,529,710	7,000,000	6,406,486	—		—	927,155	5,984,147	60,034,526
GMO International Opportunistic Value Fund, Class IV	27,283,990	—	—	—		—	—	2,573,622	29,857,612
GMO-Usonian Japan Value Creation Fund, Class VI	22,586,604	—	—	—		—	—	2,878,685	25,465,289
GMO Multi-Sector Fixed Income Fund, Class IV	46,627,580	—	1,000,000	—		—	(246,610)	85,710	45,466,680
GMO Opportunistic Income Fund, Class VI	6,427,946	74,566	2,675,000	74,566		—	(271,933)	244,678	3,800,257
GMO Quality Cyclicals Fund, Class VI	11,112,775	2,481,333	10,847,077	25,746		2,455,587	(3,103,780)	356,749	—

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Global Asset Allocation Fund (continued)
GMO Quality Fund, Class VI	$11,236,917	$992,840	$—	$—	$—	$—	$(31,951)	$12,197,806
GMO Resources Fund, Class VI	7,156,339	—	—	—	—	—	(230,849)	6,925,490
GMO Small Cap Quality Fund, Class VI	10,785,331	798,295	—	—	—	—	(240,629)	11,342,997
GMO U.S. Equity Fund, Class VI	21,428,020	12,164,259	—	—	—	—	(15,264)	33,577,015
GMO U.S. Opportunistic Value Fund, Class VI	26,227,387	2,372,727	—	—	—	—	(1,171,195)	27,428,919
GMO U.S. Small Cap Value Fund, Class VI	7,679,739	—	—	—	—	—	(266,111)	7,413,628
GMO U.S. Treasury Fund, Class VI	4,211,034	13,745,278	9,480,000	44,847	—	600	(600)	8,476,312

Totals	$377,822,011	$43,210,173	$34,708,563	$145,159	$2,455,587	$(3,515,342)	$13,414,919	$396,223,198

Global Developed Equity Allocation Fund
GMO Climate Change Fund, Class III	$577,171	$—	$—	$—	$—	$—	$15,409	$592,580
GMO Emerging Markets ex-China Fund, Class VI	1,359,983	200,000	—	—	—	—	157,951	1,717,934
GMO International Equity Fund, Class IV	20,572,375	1,475,000	1,820,000	—	—	512,477	1,767,259	22,507,111
GMO International Opportunistic Value Fund, Class IV	9,323,086	—	810,000	—	—	132,973	711,945	9,358,004
GMO-Usonian Japan Value Creation Fund, Class VI	4,749,824	—	155,000	—	—	15,711	582,613	5,193,148
GMO Quality Cyclicals Fund, Class VI	3,837,852	856,940	3,746,091	8,892	848,049	(1,005,892)	57,191	—
GMO Quality Fund, Class VI	11,898,522	426,001	—	—	—	—	(165,794)	12,158,729
GMO Resources Fund, Class VI	2,046,176	—	—	—	—	—	(66,005)	1,980,171
GMO Small Cap Quality Fund, Class VI	3,567,931	575,000	—	—	—	—	(75,916)	4,067,015
GMO U.S. Equity Fund, Class VI	6,918,488	2,978,343	—	—	—	—	(94,598)	9,802,233
GMO U.S. Opportunistic Value Fund, Class VI	12,011,054	685,000	—	—	—	—	(573,179)	12,122,875
GMO U.S. Small Cap Value Fund, Class VI	2,356,183	190,000	—	—	—	—	(73,948)	2,472,235

Totals	$79,218,645	$7,386,284	$6,531,091	$8,892	$848,049	$(344,731)	$2,242,928	$81,972,035

Global Equity Allocation Fund
GMO Climate Change Fund, Class III	$4,770,951	$—	$—	$—	$—	$—	$127,373	$4,898,324
GMO Emerging Markets ex-China Fund, Class VI	11,099,143	—	1,430,000	—	—	(282,727)	1,416,204	10,802,620
GMO Emerging Markets Fund, Class VI	58,252,269	—	9,190,000	—	—	(3,251,314)	8,280,793	54,091,748
GMO International Equity Fund, Class IV	129,922,729	6,991,790	20,080,000	—	—	2,313,504	12,003,676	131,151,699
GMO International Opportunistic Value Fund, Class IV	66,127,288	—	11,680,000	—	—	2,079,002	3,862,617	60,388,907
GMO-Usonian Japan Value Creation Fund, Class VI	36,143,874	—	7,390,000	—	—	661,898	3,715,454	33,131,226
GMO Quality Cyclicals Fund, Class VI	29,259,864	6,533,333	28,560,281	67,789	6,465,544	(7,331,550)	98,634	—
GMO Quality Fund, Class VI	71,083,473	1,210,797	5,950,000	—	—	1,551,317	(2,546,674)	65,348,913
GMO Resources Fund, Class VI	15,457,252	—	—	—	—	—	(498,621)	14,958,631
GMO Small Cap Quality Fund, Class VI	26,485,454	3,299,999	2,040,000	—	—	210,404	(786,117)	27,169,740
GMO U.S. Equity Fund, Class VI	40,109,263	20,245,535	5,270,000	—	—	(483,442)	(127,871)	54,473,485
GMO U.S. Opportunistic Value Fund, Class VI	77,261,885	2,260,000	5,370,000	—	—	342,121	(3,970,787)	70,523,219

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Global Equity Allocation Fund (continued)
GMO U.S. Small Cap Value Fund, Class VI	$16,394,376	$—	$—	$—		$—	$—	$(568,082)	$15,826,294

Totals	$582,367,821	$40,541,454	$96,960,281	$67,789		$6,465,544	$(4,190,787)	$21,006,599	$542,764,806

Consolidated Implementation Fund
GMO U.S. Treasury Fund, Class VI	$4,043,535	$46,989,326	$50,747,728	$—	**	$—	$—	$—	$285,133

International Developed Equity Allocation Fund
GMO International Equity Fund, Class IV	$220,571,098	$2,810,731	$100,000	$—		$—	$29,151	$25,126,075	$248,437,055
GMO International Opportunistic Value Fund, Class IV	74,374,016	585,000	100,000	—		—	12,615	7,009,647	81,881,278
GMO-Usonian Japan Value Creation Fund, Class VI	22,021,978	200,000	—	—		—	—	2,810,443	25,032,421

Totals	$316,967,092	$3,595,731	$200,000	$—		$—	$41,766	$34,946,165	$355,350,754

International Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$86,475,260	$7,785,581	$7,714,053	$—		$—	$(2,617,781)	$10,386,637	$94,315,644
GMO International Equity Fund, Class IV	152,164,318	1,095,000	18,997,974	—		—	3,929,678	11,886,037	150,077,059
GMO International Opportunistic Value Fund, Class IV	60,336,245	300,000	6,708,941	—		—	988,724	4,279,268	59,195,296
GMO-Usonian Japan Value Creation Fund, Class VI	21,933,281	—	1,414,060	—		—	63,461	2,616,535	23,199,217

Totals	$320,909,104	$9,180,581	$34,835,028	$—		$—	$2,364,082	$29,168,477	$326,787,216

Multi-Asset Credit Fund
GMO Emerging Country Debt Fund, Class VI	$—	$1,500,000	$—	$—		$—	$—	$(2,927)	$1,497,073
GMO High Yield Fund, Class VI	—	1,500,000	—	—		—	—	11,390	1,511,390
GMO MAC Implementation Fund	—	2,750,000	250,000	—		—	748	35,010	2,535,758
GMO Opportunistic Income Fund, Class VI	—	4,518,277	—	18,277		—	—	5,350	4,523,627

Totals	$—	$10,268,277	$250,000	$18,277		$—	$748	$48,823	$10,067,848

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Strategic Opportunities Allocation Fund
GMO Alternative Allocation Fund, Class VI	$26,416,167	$—	$12,700,000	$—	$—	$265,181	$(287,812)	$13,693,536
GMO Asset Allocation Bond Fund, Class VI	10,547,466	—	4,815,000	—	—	(63,881)	(279,291)	5,389,294
GMO Climate Change Fund, Class III	1,908,199	—	1,000,000	—	—	(248,163)	299,107	959,143
GMO Emerging Country Debt Fund, Class VI	6,687,088	—	3,500,000	—	—	(783,739)	759,311	3,162,660
GMO Emerging Markets ex-China Fund, Class VI	3,837,405	174,230	2,355,000	—	—	(324,691)	741,665	2,073,609
GMO Emerging Markets Fund, Class VI	10,017,128	—	5,675,000	—	—	(1,563,609)	2,442,228	5,220,747
GMO International Equity Fund, Class IV	29,219,632	2,844,941	19,808,686	—	—	3,602,614	(122,632)	15,735,869
GMO International Opportunistic Value Fund, Class IV	14,814,610	318,074	8,938,121	—	—	1,590,003	(217,010)	7,567,556
GMO-Usonian Japan Value Creation Fund, Class VI	12,298,788	—	7,216,117	—	—	967,056	526,118	6,575,845
GMO Multi-Sector Fixed Income Fund, Class IV	6,438,354	—	3,220,000	—	—	44,290	(66,427)	3,196,217
GMO Quality Cyclicals Fund, Class VI	6,328,153	1,412,991	6,176,852	14,661	1,398,330	(1,589,284)	24,992	—
GMO Quality Fund, Class VI	5,954,138	579,742	3,430,000	—	—	605,425	(615,316)	3,093,989
GMO Resources Fund, Class VI	3,617,649	—	1,530,000	—	—	(586,500)	469,801	1,970,950
GMO Small Cap Quality Fund, Class VI	5,417,916	1,132,444	3,470,000	—	—	45,845	(117,587)	3,008,618
GMO U.S. Equity Fund, Class VI	9,607,701	6,101,775	8,290,000	—	—	(281,591)	255,396	7,393,281
GMO U.S. Opportunistic Value Fund, Class VI	13,827,042	1,438,209	7,350,000	—	—	174,488	(767,851)	7,321,888
GMO U.S. Treasury Fund, Class VI	3,675,432	6,384,363	3,600,000	32,654	—	43	(44)	6,459,794

Totals	$170,612,868	$20,386,769	$103,074,776	$47,315	$1,398,330	$1,853,487	$3,044,648	$92,822,996

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2025 through May 31, 2025. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2026.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $38,080 and $48,135 in Benchmark-Free Fund and Consolidated Implementation Fund, respectively, during the period.

Subsequent events

Subsequent to May 31, 2025, GMO International Developed Equity Allocation Fund and GMO MAC Implementation Fund received redemption requests in the amounts of $203,825,614 and $766,800, respectively.

***

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.